UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The registrant is making a filing for 17 of its series.

Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Core Bond Fund, Wells Fargo Advantage Real Return Fund (formerly, Wells Fargo Advantage Inflation-Protected Bond Fund), Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio. Each series has a May 31 fiscal year end.

Date of reporting period: November 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Allocation Funds

Semi-Annual Report

November 30, 2014

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Allocation Funds for the six-month period that ended November 30, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains.

The U.S. stock market outperformed most international markets; the S&P 500 Index1, a proxy for U.S. large-cap stocks, ended the period with an 8.58% gain. The MSCI EAFE Index (Net)2, a proxy for international developed markets, ended the period with a 5.07% loss. The U.S. was the fastest-growing developed country, which benefited U.S. companies. In addition, a strong U.S. dollar held back the returns of non-U.S. investments in dollar terms. Most bond sectors gained modestly amid renewed confidence in economic growth that drove outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. The Barclays U.S. Aggregate Bond Index3 returned 1.91% during the period. Short-term interest rates remained ultralow.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate effectively near zero in order to support the economy and the financial system. It tapered the size of its quantitative easing program each month until the program ended in October 2014 and also discussed changes to its forward guidance as it begins to normalize monetary policy.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB released details of its asset-backed securities purchase program and the new covered bond purchase program, which are scheduled to begin in the fourth quarter of 2014. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Challenging geopolitical situations and concerns about slowing global growth remained.

Geopolitical events were major negatives throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine continued throughout the reporting period. As of November 2014, most investors believed that the situation would not result in a war. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key Russian trading partner. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies and fears of a prolonged regional war.

[1].	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2].	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[3].	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Allocation Funds	3

Economic news out of Europe trended lower for most of 2014. Slower European growth and expectations of higher U.S. interest rates sent the euro lower during the quarter, pressuring European returns for U.S. dollar-denominated investors. Returns in Asia were dampened by a sluggish Japanese economy as well as a late-period decline in the yen. Among countries in the MSCI EAFE Index (Net), most of the major markets (such as Japan, Germany, and France) ended the period with losses. By contrast, U.S. economic news remained favorable; gross domestic product grew at a 3.9% annualized gain, pushing the U.S. stock market to a solid gain. Meanwhile, 10-year U.S. Treasury yields trended lower over the period, reaching 2.20% by the end of November.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA

Erik J. Sens, CFA

Aldo Ceccarelli, CFA

Kandarp R. Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	2.81	10.40	5.49	9.08	11.72	6.11	1.39	1.20
Class B (NVGRX)*	10-1-1998	3.24	10.60	5.55	8.24	10.87	5.55	2.14	1.95
Class C (WFGWX)	10-1-1998	7.27	10.88	5.32	8.27	10.88	5.32	2.14	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	9.32	12.00	6.38	1.23	0.95
Growth Balanced Composite Index[4]	–	–	–	–	10.19	11.20	7.07	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	5.27	4.10	4.79	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	(0.02)	6.38	5.25	–	–
Russell 1000® Growth Index[7]	–	–	–	–	17.50	16.77	9.02	–	–
Russell 1000® Value Index[8]	–	–	–	–	15.62	15.69	7.59	–	–
Russell 2000® Index[9]	–	–	–	–	3.99	16.69	7.78	–	–
S&P 500 Index[10]	–	–	–	–	16.86	15.96	8.06	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	5

Wells Fargo Advantage Growth Balanced Fund (continued)

Ten largest long-term holdings[11] (%) as of November 30, 2014
Apple Incorporated	1.42
Facebook Incorporated Class A	0.63
JPMorgan Chase & Company	0.63
Exxon Mobil Corporation	0.61
U.S. Treasury Bond, 4.25%, 11-15-2040	0.55
FNMA Series 2002 W4 Class A4, 6.25%, 5-25-2042	0.54
FNMA, 3.50%, 9-1-2032	0.53
Johnson & Johnson	0.52
Bank of America Corporation	0.50
American Express Company	0.49

Neutral target allocation[12] as of November 30, 2014

Current target allocation[12] as of November 30, 2014

1.	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Index (Net), and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

7.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

8.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

9.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

10.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

11.	The ten largest long-term holdings are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

12.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified.

6	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA

Erik J. Sens, CFA

Aldo Ceccarelli, CFA

Kandarp R. Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	1.01	7.58	4.72	7.17	8.86	5.34	1.36	1.15
Class B (WMOBX)*	1-30-2004	1.34	7.75	4.79	6.34	8.05	4.79	2.11	1.90
Class C (WFBCX)	1-30-2004	5.37	8.05	4.55	6.37	8.05	4.55	2.11	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	7.41	9.13	5.60	1.20	0.90
Moderate Balanced Composite Index[4]	–	–	–	–	7.52	7.93	5.89	–	–
Barclays Short Treasury 9–12 Months Index[5]	–	–	–	–	0.24	0.35	2.01	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.27	4.10	4.79	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	(0.02)	6.38	5.25	–	–
Russell 1000® Growth Index[8]	–	–	–	–	17.50	16.77	9.02	–	–
Russell 1000® Value Index[9]	–	–	–	–	15.62	15.69	7.59	–	–
Russell 2000® Index[10]	–	–	–	–	3.99	16.69	7.78	–	–
S&P 500 Index[11]	–	–	–	–	16.86	15.96	8.06	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Moderate Balanced Fund (continued)

Ten largest long-term holdings[12] (%) as of November 30, 2014
FHLMC Structured Pass-Through Securities Series T-58 Class 4A, 7.50%, 9-25-2043	0.92
Apple Incorporated	0.88
U.S. Treasury Bond, 4.25%, 11-15-2040	0.73
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.70
FNMA, 3.50%, 9-1-2032	0.70
FNMA Series 2006-M2 Class A2F, 5.26%, 5-25-2020	0.55
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2, 7.00%, 3-25-2043	0.44
FNMA Series 2004-T3 Class A1, 6.00%, 2-25-2044	0.43
FNMA Series 2004-W11 Class 1A3, 7.00%, 5-25-2044	0.42
U.S. Treasury Note, 0.88%, 8-15-2017	0.42

Neutral target allocation[13] as of November 30, 2014

Current target allocation[13] as of November 30, 2014

1.	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays Short Treasury: 9-12 Months Index, 10% in the Russell 2000® Index, 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index, 6% in the MSCI EAFE Index (Net), and 4% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Barclays U.S. Short Treasury: 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

7.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

8.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

9.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

10.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

11.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

12.	The ten largest long-term holdings are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

13.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation (TAA) Model as of the date specified.

8	Wells Fargo Advantage Allocation Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Growth Balanced Fund	Beginning account value 6-1-2014	Ending account value 11-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,045.84	$6.15	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Class B
Actual	$1,000.00	$1,041.80	$9.98	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Class C
Actual	$1,000.00	$1,042.00	$9.98	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Administrator Class
Actual	$1,000.00	$1,046.79	$4.87	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Wells Fargo Advantage Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,034.07	$5.86	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class B
Actual	$1,000.00	$1,030.22	$9.67	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class C
Actual	$1,000.00	$1,029.84	$9.67	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,035.50	$4.59	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	9

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 99.53%

Affiliated Master Portfolios: 99.53%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$13,978,816
Wells Fargo Advantage Core Bond Portfolio				17,329,092
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				41,963,301
Wells Fargo Advantage Emerging Growth Portfolio				4,174,204
Wells Fargo Advantage Index Portfolio				41,898,638
Wells Fargo Advantage International Growth Portfolio				12,561,468
Wells Fargo Advantage International Value Portfolio				11,882,416
Wells Fargo Advantage Large Company Value Portfolio				27,704,476
Wells Fargo Advantage Managed Fixed Income Portfolio				60,671,936
Wells Fargo Advantage Real Return Portfolio				8,654,899
Wells Fargo Advantage Small Company Growth Portfolio				4,119,429
Wells Fargo Advantage Small Company Value Portfolio				8,183,087

Total Investment Companies (Cost $214,493,934)				253,121,762

	Yield	Maturity date	Principal

Short-Term Investments: 0.51%

U.S. Treasury Securities: 0.51%
U.S. Treasury Bill #(z)	0.02%	12-4-2014	$420,000	419,999
U.S. Treasury Bill #(z)	0.02	12-11-2014	870,000	869,995

Total Short-Term Investments (Cost $1,289,994)				1,289,994

Total investments in securities (Cost $215,783,928) *	100.04%	254,411,756
Other assets and liabilities, net	(0.04)	(103,321)

Total net assets	100.00%	$254,308,435

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $216,728,230 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,683,526
Gross unrealized losses	0

Net unrealized gains	$37,683,526

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.49%

Affiliated Master Portfolios: 99.49%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$5,838,603
Wells Fargo Advantage Core Bond Portfolio				15,309,634
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				17,471,151
Wells Fargo Advantage Emerging Growth Portfolio				1,710,762
Wells Fargo Advantage Index Portfolio				17,449,921
Wells Fargo Advantage International Growth Portfolio				5,272,142
Wells Fargo Advantage International Value Portfolio				5,044,709
Wells Fargo Advantage Large Company Value Portfolio				11,566,901
Wells Fargo Advantage Managed Fixed Income Portfolio				53,586,889
Wells Fargo Advantage Real Return Portfolio				7,662,398
Wells Fargo Advantage Small Company Growth Portfolio				1,726,291
Wells Fargo Advantage Small Company Value Portfolio				3,389,909
Wells Fargo Advantage Stable Income Portfolio				25,378,474

Total Investment Companies (Cost $155,084,202)				171,407,784

	Yield	Maturity date	Principal

Short-Term Investments: 0.50%

U.S. Treasury Securities: 0.50%
U.S. Treasury Bill #(z)	0.02%	12-11-2014	$570,000	569,997
U.S. Treasury Bill #(z)	0.03	12-4-2014	290,000	289,999

Total Short-Term Investments (Cost $859,996)				859,996

Total investments in securities (Cost $155,944,198) *	99.99%	172,267,780
Other assets and liabilities, net	0.01	11,981

Total net assets	100.00%	$172,279,761

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $155,112,410 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,155,370
Gross unrealized losses	0

Net unrealized gains	$17,155,370

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	11

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$253,121,762	$171,407,784
In unaffiliated securities, at value (see cost below)	1,289,994	859,996

Total investments, at value (see cost below)	254,411,756	172,267,780
Receivable for Fund shares sold	148,779	153,638
Prepaid expenses and other assets	38,364	25,876

Total assets	254,598,899	172,447,294

Liabilities
Payable for Fund shares redeemed	75,830	26,313
Payable for daily variation margin on open futures contracts	91,000	63,000
Distribution fees payable	8,390	3,207
Administration fees payable	39,334	19,767
Shareholder report expenses payable	14,011	11,330
Shareholder servicing fees payable	51,728	35,109
Accrued expenses and other liabilities	10,171	8,807

Total liabilities	290,464	167,533

Total net assets	$254,308,435	$172,279,761

NET ASSETS CONSIST OF
Paid-in capital	$366,376,302	$147,886,545
Undistributed net investment income	2,412,552	3,473,186
Accumulated net realized gains (losses) on investments	(153,878,367)	4,053,773
Net unrealized gains on investments	39,397,948	16,866,257

Total net assets	$254,308,435	$172,279,761

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$63,676,829	$19,262,556
Shares outstanding – Class A1	1,603,907	803,394
Net asset value per share – Class A	$39.70	$23.98
Maximum offering price per share – Class A2	$42.12	$25.44
Net assets – Class B	$288,424	$235,219
Shares outstanding – Class B1	8,149	9,860
Net asset value per share – Class B	$35.39	$23.86
Net assets – Class C	$13,463,591	$5,081,686
Shares outstanding – Class C1	387,668	216,500
Net asset value per share – Class C	$34.73	$23.47
Net assets – Administrator Class	$176,879,591	$147,700,300
Shares outstanding – Administrator Class[1]	4,971,945	6,100,921
Net asset value per share – Administrator Class	$35.58	$24.21

Investments in affiliated Master Portfolios, at cost	$214,493,934	$155,084,202

Investments in unaffiliated securities, at cost	$1,289,994	$859,996

Total investments, at cost	$215,783,928	$155,944,198

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$1,385,894	$1,409,241
Dividends allocated from affiliated Master Portfolios*	1,228,763	510,549
Securities lending income allocated from affiliated Master Portfolios	16,679	7,527
Interest	105	70
Expenses allocated from affiliated Master Portfolios	(696,170)	(460,415)
Waivers allocated from affiliated Master Portfolios	54,598	67,135

Total investment income	1,989,869	1,534,107

Expenses
Advisory fee	312,390	210,584
Administration fees
Fund level	62,478	42,117
Class A	80,048	24,253
Class B	496	349
Class C	16,808	6,284
Administrator Class	87,513	72,355
Shareholder servicing fees
Class A	76,969	23,321
Class B	477	335
Class C	16,162	6,041
Administrator Class	218,566	180,887
Distribution fees
Class B	1,432	1,006
Class C	48,485	18,128
Custody and accounting fees	5,186	3,728
Professional fees	14,713	15,244
Registration fees	25,578	23,541
Shareholder report expenses	33,888	17,098
Trustees’ fees and expenses	6,423	5,537
Other fees and expenses	5,110	5,254

Total expenses	1,012,722	656,062
Less: Fee waivers and/or expense reimbursements	(323,687)	(242,406)

Net expenses	689,035	413,656

Net investment income	1,300,834	1,120,451

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	6,126,830	2,828,494
Futures transactions	786,354	507,024

Net realized gains on investments	6,913,184	3,335,518

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	2,768,405	1,135,700
Futures transactions	313,666	246,014

Net change in unrealized gains (losses) on investments	3,082,071	1,381,714

Net realized and unrealized gains (losses) on investments	9,995,255	4,717,232

Net increase in net assets resulting from operations	$11,296,089	$5,837,683

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$638	$560
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$30,842	$12,733

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	13

	Growth Balanced Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$1,300,834		$2,929,153
Net realized gains on investments		6,913,184		15,766,495
Net change in unrealized gains (losses) on investments		3,082,071		15,973,472

Net increase in net assets resulting from operations		11,296,089		34,669,120

Distributions to shareholders from
Net investment income
Class A		0		(546,500)
Class B		0		(1,163)
Class C		0		(55,253)
Administrator Class		0		(2,226,393)

Total distributions to shareholders		0		(2,829,309)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	94,960	3,656,115	194,629	6,998,960
Class B	1,549	53,164	3,979	128,300
Class C	34,232	1,156,156	99,662	3,144,748
Administrator Class	228,684	7,900,052	686,725	22,150,590

		12,765,487		32,422,598

Reinvestment of distributions
Class A	0	0	14,849	539,599
Class B	0	0	35	1,141
Class C	0	0	1,637	52,395
Administrator Class	0	0	67,509	2,193,375

		0		2,786,510

Payment for shares redeemed
Class A	(100,948)	(3,880,078)	(271,847)	(9,792,448)
Class B	(7,409)	(255,364)	(22,505)	(727,480)
Class C	(25,680)	(864,666)	(39,648)	(1,259,505)
Administrator Class	(410,197)	(14,077,311)	(1,460,577)	(47,159,492)

		(19,077,419)		(58,938,925)

Net decrease in net assets resulting from capital share transactions		(6,311,932)		(23,729,817)

Total increase in net assets		4,984,157		8,109,994

Net assets
Beginning of period		249,324,278		241,214,284

End of period		$254,308,435		$249,324,278

Undistributed net investment income		$2,412,552		$1,111,718

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Moderate Balanced Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$1,120,451		$2,438,190
Net realized gains on investments		3,335,518		6,681,099
Net change in unrealized gains (losses) on investments		1,381,714		7,084,717

Net increase in net assets resulting from operations		5,837,683		16,204,006

Distributions to shareholders from
Net investment income
Class A		0		(97,654)
Class B		0		(736)
Class C		0		(14,477)
Administrator Class		0		(970,104)

Total distributions to shareholders		0		(1,082,971)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	78,248	1,836,614	452,763	9,968,564
Class B	1,074	24,957	3,798	81,897
Class C	45,631	1,047,302	83,699	1,821,475
Administrator Class	225,847	5,340,875	814,765	18,218,885

		8,249,748		30,090,821

Reinvestment of distributions
Class A	0	0	4,246	94,771
Class B	0	0	30	668
Class C	0	0	559	12,306
Administrator Class	0	0	42,641	958,985

		0		1,066,730

Payment for shares redeemed
Class A	(58,431)	(1,374,871)	(161,021)	(3,577,396)
Class B	(7,622)	(178,419)	(16,252)	(358,633)
Class C	(25,283)	(580,140)	(11,008)	(242,512)
Administrator Class	(293,542)	(6,940,696)	(1,559,569)	(35,094,813)

		(9,074,126)		(39,273,354)

Net decrease in net assets resulting from capital share transactions		(824,378)		(8,115,803)

Total increase in net assets		5,013,305		7,005,232

Net assets
Beginning of period		167,266,456		160,261,224

End of period		$172,279,761		$167,266,456

Undistributed net investment income		$3,473,186		$2,352,735

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

16	Wells Fargo Advantage Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$37.96	0.17		1.57	0.00	0.00	$39.70
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	0.00	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	0.00	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	0.00	$27.77
Year ended May 31, 2011[5]	$25.89	0.23		4.11	(0.89)	0.00	$29.34
Year ended September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)	0.00	$25.89
Year ended September 30, 2009	$25.63	0.41	[4]	(1.32)	(0.52)	(0.08)	$24.12
Class B
Six months ended November 30, 2014 (unaudited)	$33.97	0.03	[4]	1.39	0.00	0.00	$35.39
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	0.00	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	0.00	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	0.00	$24.80
Year ended May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)	0.00	$26.17
Year ended September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)	0.00	$23.07
Year ended September 30, 2009	$22.70	0.22	[4]	(1.13)	(0.25)	(0.08)	$21.46
Class C
Six months ended November 30, 2014 (unaudited)	$33.33	0.03	[4]	1.37	0.00	0.00	$34.73
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	0.00	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	0.00	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	0.00	$24.52
Year ended May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)	0.00	$25.94
Year ended September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)	0.00	$22.93
Year ended September 30, 2009	$22.77	0.23	[4]	(1.17)	(0.33)	(0.08)	$21.42
Administrator Class
Six months ended November 30, 2014 (unaudited)	$33.98	0.23		1.37	0.00	0.00	$35.58
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	0.00	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	0.00	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	0.00	$24.93
Year ended May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)	0.00	$26.39
Year ended September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)	0.00	$23.39
Year ended September 30, 2009	$23.29	0.41	[4]	(1.21)	(0.60)	(0.08)	$21.81

1.	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	17

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.91%	1.40%	1.20%	4.58%	35%	$63,677
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
1.43%	1.35%	1.20%	17.02%	70%	$60,055
1.61%	1.38%	1.20%	9.00%	94%	$55,284
1.95%	1.32%	1.20%	(2.95)%	105%	$55,318

0.15%	2.14%	1.95%	4.18%	35%	$288
0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.96%	2.12%	1.95%	8.19%	94%	$6,924
1.21%	2.08%	1.95%	(3.66)%	105%	$13,869

0.16%	2.14%	1.95%	4.20%	35%	$13,464
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.84%	2.12%	1.95%	8.20%	94%	$7,665
1.21%	2.06%	1.95%	(3.69)%	105%	$7,738

1.15%	1.24%	0.95%	4.68%	35%	$176,880
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
1.66%	1.19%	0.95%	17.19%	70%	$273,174
2.04%	1.19%	0.95%	9.32%	94%	$287,073
2.18%	1.14%	0.95%	(2.68)%	105%	$861,399

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$23.19	0.14		0.65	0.00	0.00	$23.98
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Year ended May 31, 2011[5]	$17.97	0.28		1.80	(0.41)	0.00	$19.64
Year ended September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)	0.00	$17.97
Year ended September 30, 2009	$17.85	0.38		(0.36)	(0.57)	(0.18)	$17.12
Class B
Six months ended November 30, 2014 (unaudited)	$23.16	0.05	[4]	0.65	0.00	0.00	$23.86
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Year ended May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)	0.00	$19.58
Year ended September 30, 2010	$16.99	0.30		0.97	(0.41)	0.00	$17.85
Year ended September 30, 2009	$17.67	0.26	[4]	(0.34)	(0.42)	(0.18)	$16.99
Class C
Six months ended November 30, 2014 (unaudited)	$22.79	0.04	[4]	0.64	0.00	0.00	$23.47
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Year ended May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)	0.00	$19.45
Year ended September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)	0.00	$17.77
Year ended September 30, 2009	$17.64	0.26	[4]	(0.34)	(0.42)	(0.18)	$16.96
Administrator Class
Six months ended November 30, 2014 (unaudited)	$23.38	0.17		0.66	0.00	0.00	$24.21
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96
Year ended May 31, 2011[5]	$18.11	0.29		1.83	(0.46)	0.00	$19.77
Year ended September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)	0.00	$18.11
Year ended September 30, 2009	$17.98	0.42	[4]	(0.37)	(0.62)	(0.18)	$17.23

1.	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.14%	1.36%	1.15%	3.41%	39%	$19,263
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
1.89%	1.34%	1.15%	11.72%	70%	$10,702
2.42%	1.37%	1.15%	8.41%	103%	$7,992
2.47%	1.31%	1.15%	0.94%	116%	$8,669

0.39%	2.10%	1.90%	3.02%	39%	$235
0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807
1.11%	2.09%	1.90%	11.16%	70%	$1,097
1.65%	2.12%	1.90%	7.58%	103%	$1,257
1.72%	2.06%	1.90%	0.19%	116%	$1,720

0.39%	2.11%	1.90%	2.98%	39%	$5,082
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
1.16%	2.09%	1.90%	11.17%	70%	$2,364
1.59%	2.12%	1.90%	7.58%	103%	$1,726
1.72%	2.05%	1.90%	0.21%	116%	$1,445

1.39%	1.20%	0.90%	3.55%	39%	$147,700
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
2.14%	1.18%	0.90%	11.93%	70%	$192,305
3.06%	1.18%	0.90%	8.65%	103%	$176,179
2.72%	1.13%	0.90%	1.14%	116%	$330,340

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”) and the Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2014 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2014, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Advantage Core Bond Portfolio	1		1
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	31		13
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*
Wells Fargo Advantage Index Portfolio	1		1
Wells Fargo Advantage International Growth Portfolio	8		3
Wells Fargo Advantage International Value Portfolio	2		1
Wells Fargo Advantage Large Company Value Portfolio	31		13
Wells Fargo Advantage Managed Fixed Income Portfolio	53		47
Wells Fargo Advantage Real Return Portfolio	20		17
Wells Fargo Advantage Small Company Growth Portfolio	1		0	*
Wells Fargo Advantage Small Company Value Portfolio	4		2
Wells Fargo Advantage Stable Income Portfolio	N/A		100

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	21

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

22	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2014, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $159,605,297 with $7,499,740 expiring in 2016; $69,527,330 expiring in 2017; and $82,578,227 expiring in 2018.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Affiliated master portfolios	$0	$253,121,762	$0	$253,121,762

Short-term investments
U.S. Treasury securities	869,995	419,999	0	1,289,994
Total assets	$869,995	$253,541,761	$0	$254,411,756
Liabilities
Futures contracts	$91,000	$0	$0	$91,000
Total liabilities	$91,000	$0	$0	$91,000

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	23

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Affiliated master portfolios	$0	$171,407,784	$0	$171,407,784

Short-term investments
U.S. Treasury securities	569,997	289,999	0	859,996
Total assets	$569,997	$171,697,783	$0	$172,267,780
Liabilities
Futures contracts	$63,000	$0	$0	$63,000
Total liabilities	$63,000	$0	$0	$63,000

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities included in the are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 31, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the six months ended November 30, 2014, the advisory fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers, and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

24	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

specific expenses. Funds Management has committed through September 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15%	1.90%	1.90%	0.90%

After September 30, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2014, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
Growth Balanced Fund	$8,789	$0
Moderate Balanced Fund	2,502	50

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$46,759,923	$48,433,826	$51,121,835	$49,598,498
Moderate Balanced Fund	41,310,840	31,673,375	45,164,453	27,952,383

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2014, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	25

At November 30, 2014, the Funds had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains (losses)
Growth Balanced Fund	12-18-2014	Goldman Sachs	24 Long	S&P 500 Index	$12,397,800	$951,805
	3-20-2015	Goldman Sachs	88 Short	U.S. Treasury Bond	12,551,000	(181,685)
Moderate Balanced Fund	12-18-2014	Goldman Sachs	17 Long	S&P 500 Index	8,781,775	666,551
	3-20-2015	Goldman Sachs	60 Short	U.S. Treasury Bond	8,557,500	(123,876)

The Funds had average notional amounts in futures contracts outstanding during the six months ended November 30, 2014 as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$13,227,685	$13,972,425
Moderate Balanced Fund	9,064,761	9,222,818

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows for Growth Balanced Fund:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$55,000	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	36,000	*
		$0		$91,000

*	Only the current day’s variation margin as of November 30, 2014 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2014 was as follows for Growth Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(456,989)	$(106,881)
Equity contracts	1,243,343	420,547
	$786,354	$313,666

The fair value of derivative instruments as of November 30, 2014 was as follows for Moderate Balanced Fund:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$37,500	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	25,500	*
		$0		$63,000

*	Only the current day’s variation margin as of November 30, 2014 is reported separately on the Statements of Assets and Liabilities.

26	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2014 was as follows for Moderate Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(302,813)	$319,190
Equity contracts	809,837	(73,176)
	$507,024	$246,014

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Funds and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Growth Balanced Fund	Futures – variation margin	Goldman Sachs	$91,000	$0	$(91,000)	$0
Moderate Balanced Fund	Futures – variation margin	Goldman Sachs	63,000	0	(63,000)	0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended November 30, 2015, the Funds paid the following amounts in commitment fees:

Commitment fee
Growth Balanced Fund	$302
Moderate Balanced Fund	151

For the six months ended November 30, 2014, there were no borrowings by the Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	27

9. SUBSEQUENT DISTRIBUTIONS

On December 19, 2014, the Funds declared distributions from net investment income to shareholders of record on December 18, 2014. The per share amounts payable on December 22, 2014 were as follows:

Net investment income	Growth Balanced Fund	Moderate Balanced Fund
Class A	$0.16692	$0.44320
Class B	0.00000	0.00000
Class C	0.07508	0.23375
Administrator Class	0.20618	0.52200

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

28	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 91.51%

Consumer Discretionary: 12.57%

Hotels, Restaurants & Leisure: 5.01%
Carnival Corporation	210,400	$9,291,264
McDonald’s Corporation	79,000	7,647,990

		16,939,254

Media: 5.16%
Omnicom Group Incorporated	127,500	9,851,925
Twenty-First Century Fox Incorporated	206,700	7,606,560

		17,458,485

Multiline Retail: 2.40%
Kohl’s Corporation	135,900	8,102,358

Consumer Staples: 10.64%

Beverages: 1.34%
Diageo plc ADR	36,800	4,533,760

Food Products: 2.07%
Unilever NV ADR	172,600	7,014,464

Household Products: 4.70%
Colgate-Palmolive Company	67,800	4,718,202
Henkel AG & Company KGaA ADR	51,200	5,067,776
The Procter & Gamble Company	67,600	6,113,068

		15,899,046

Tobacco: 2.53%
Philip Morris International	98,300	8,545,219

Energy: 8.69%

Oil, Gas & Consumable Fuels: 8.69%
Chevron Corporation	60,440	6,580,103
Devon Energy Corporation	117,300	6,917,181
Exxon Mobil Corporation	85,350	7,727,589
Noble Energy Incorporated	75,600	3,718,008
World Fuel Services Corporation	98,600	4,464,608

		29,407,489

Financials: 23.88%

Banks: 7.12%
Bank of America Corporation	334,100	5,693,064
JPMorgan Chase & Company	174,800	10,515,968
PNC Financial Services Group Incorporated	90,000	7,872,300

		24,081,332

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	29

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 3.92%
State Street Corporation	172,700	$13,251,271

Consumer Finance: 2.23%
American Express Company	81,400	7,522,988

Diversified Financial Services: 1.52%
Berkshire Hathaway Incorporated Class B †	34,600	5,144,674

Insurance: 9.09%
Axis Capital Holdings Limited	33,700	1,686,685
FNF Group	233,900	7,578,360
RenaissanceRe Holdings Limited	79,200	7,755,264
The Progressive Corporation	333,600	9,087,264
Willis Group Holdings plc	108,500	4,634,035

		30,741,608

Health Care: 13.79%

Health Care Equipment & Supplies: 4.49%
Baxter International Incorporated	98,900	7,219,700
Becton Dickinson & Company	56,700	7,956,711

		15,176,411

Health Care Providers & Services: 6.76%
Cardinal Health Incorporated	81,300	6,682,047
Laboratory Corporation of America Holdings †	84,300	8,821,152
UnitedHealth Group Incorporated	74,700	7,367,661

		22,870,860

Pharmaceuticals: 2.54%
Johnson & Johnson	79,400	8,595,050

Industrials: 9.45%

Air Freight & Logistics: 2.68%
United Parcel Service Incorporated Class B	82,600	9,079,392

Electrical Equipment: 1.09%
Eaton Corporation plc	54,100	3,669,603

Industrial Conglomerates: 2.52%
3M Company	53,200	8,516,788

Machinery: 3.16%
Illinois Tool Works Incorporated	28,000	2,658,040
Parker Hannifin Corporation	62,200	8,025,666

		10,683,706

Information Technology: 6.64%

Communications Equipment: 2.09%
QUALCOMM Incorporated	97,000	7,071,300

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

IT Services: 4.55%
Fiserv Incorporated †		99,700	$7,127,553
The Western Union Company		444,000	8,249,520

			15,377,073

Materials: 5.85%

Containers & Packaging: 5.85%
Ball Corporation		69,500	4,661,365
Crown Holdings Incorporated †		222,800	11,028,600
Rock-Tenn Company Class A		71,900	4,084,639

			19,774,604

Total Common Stocks (Cost $214,789,569)			309,456,735

	Dividend yield

Preferred Stocks: 0.45%

Consumer Staples: 0.45%

Household Products: 0.45%
Henkel AG & Company KGaA ADR ±	1.51%	13,600	1,507,315

Total Preferred Stocks (Cost $597,017)			1,507,315

	Yield

Short-Term Investments: 7.34%

Investment Companies: 7.34%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	24,831,887	24,831,887

Total Short-Term Investments (Cost $24,831,887)			24,831,887

Total investments in securities (Cost $240,218,473) *	99.30%	335,795,937
Other assets and liabilities, net	0.70	2,369,039

Total net assets	100.00%	$338,164,976

†	Non-income-earning security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $249,058,432 and unrealized gains (losses) consists of:

Gross unrealized gains	$96,955,131
Gross unrealized losses	(10,217,626)

Net unrealized gains	$86,737,505

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	31

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.14%

Consumer Discretionary: 25.59%

Auto Components: 1.17%
BorgWarner Incorporated	2,560	$144,794
Delphi Automotive plc	19,530	1,424,714

		1,569,508

Distributors: 0.52%
LKQ Corporation †	23,900	694,295

Hotels, Restaurants & Leisure: 4.78%
Chipotle Mexican Grill Incorporated †	3,130	2,077,131
Hilton Worldwide Holdings Incorporated †	7,368	193,189
Las Vegas Sands Corporation	13,660	870,005
Marriott International Incorporated Class A	8,700	685,473
Starbucks Corporation	21,214	1,722,789
Wynn Resorts Limited	4,860	868,045

		6,416,632

Internet & Catalog Retail: 2.92%
Amazon.com Incorporated †	7,460	2,526,254
Netflix Incorporated †	280	97,045
The Priceline Group Incorporated †	1,120	1,299,413

		3,922,712

Media: 5.94%
CBS Corporation Class B	14,780	811,126
Comcast Corporation Class A	36,450	2,079,108
Liberty Global plc Class C †	31,320	1,563,494
The Walt Disney Company	15,900	1,470,909
Time Warner Incorporated	10,610	903,123
Twenty-First Century Fox Incorporated	31,320	1,152,576

		7,980,336

Multiline Retail: 2.08%
Dollar Tree Incorporated †	31,610	2,160,860
Nordstrom Incorporated	8,340	636,842

		2,797,702

Specialty Retail: 4.53%
Cabela’s Incorporated †«	3,680	199,603
CarMax Incorporated †	30,120	1,716,238
O’Reilly Automotive Incorporated †	4,590	838,777
TJX Companies Incorporated	26,500	1,753,240
Tractor Supply Company	20,440	1,572,449

		6,080,307

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods: 3.65%
Nike Incorporated Class B	25,020	$2,484,236
Under Armour Incorporated Class A †	19,520	1,415,005
VF Corporation	13,420	1,008,781

		4,908,022

Consumer Staples: 3.93%

Beverages: 0.95%
Constellation Brands Incorporated Class A †	10,240	987,136
The Coca-Cola Company	6,650	298,120

		1,285,256

Food & Staples Retailing: 1.93%
Costco Wholesale Corporation	11,450	1,627,274
CVS Health Corporation	4,200	383,712
Sprouts Farmers Market Incorporated †	15,228	484,098
Walgreen Company	1,370	93,996

		2,589,080

Household Products: 0.42%
Colgate-Palmolive Company	8,180	569,246

Personal Products: 0.63%
Estee Lauder Companies Incorporated Class A	11,370	842,972

Energy: 4.39%

Energy Equipment & Services: 1.10%
Halliburton Company	14,080	594,176
Schlumberger Limited	10,280	883,566

		1,477,742

Oil, Gas & Consumable Fuels: 3.29%
Antero Resources Corporation †	13,592	637,737
Concho Resources Incorporated †	14,460	1,377,315
Continental Resources Incorporated †«	2,250	92,205
EOG Resources Incorporated	4,830	418,858
Memorial Resource Development Corporation †	5,877	126,943
Pioneer Natural Resources Company	11,610	1,662,900
Whiting Petroleum Corporation †	2,500	104,425

		4,420,383

Financials: 6.32%

Capital Markets: 2.71%
Affiliated Managers Group Incorporated †	4,660	948,729
Ameriprise Financial Incorporated	5,890	776,125
Northern Trust Corporation	4,410	298,689
TD Ameritrade Holding Corporation	46,710	1,616,633

		3,640,176

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	33

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.11%
American Express Company	16,470	$1,522,157
Discover Financial Services	20,110	1,318,211

		2,840,368

Diversified Financial Services: 1.05%
IntercontinentalExchange Group Incorporated	6,220	1,405,658

REITs: 0.45%
American Tower Corporation	5,770	605,908

Health Care: 15.83%

Biotechnology: 8.39%
Alexion Pharmaceuticals Incorporated †	13,850	2,699,365
Biogen Idec Incorporated †	8,310	2,556,904
BioMarin Pharmaceutical Incorporated †	2,030	182,132
Celgene Corporation †	23,560	2,678,536
Gilead Sciences Incorporated †	13,230	1,327,234
Medivation Incorporated †	2,610	302,473
Regeneron Pharmaceuticals Incorporated †	3,660	1,522,963

		11,269,607

Health Care Equipment & Supplies: 0.89%
Covidien plc	11,820	1,193,820

Health Care Providers & Services: 1.92%
AmerisourceBergen Corporation	11,463	1,043,706
Envision Healthcare Holdings Incorporated †	7,057	249,536
McKesson Corporation	6,110	1,287,744

		2,580,986

Health Care Technology: 1.04%
Cerner Corporation †	21,690	1,396,836

Life Sciences Tools & Services: 0.52%
Mettler-Toledo International Incorporated †	1,570	460,418
Quintiles Transnational Holdings Incorporated †	4,054	234,402

		694,820

Pharmaceuticals: 3.07%
AbbVie Incorporated	18,060	1,249,752
Jazz Pharmaceuticals plc †	360	63,752
Merck & Company Incorporated	9,070	547,828
Perrigo Company plc	14,150	2,266,688

		4,128,020

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Industrials: 11.17%

Aerospace & Defense: 1.39%
Precision Castparts Corporation	2,370	$563,823
The Boeing Company	4,630	622,087
United Technologies Corporation	6,170	679,194

		1,865,104

Air Freight & Logistics: 0.81%
United Parcel Service Incorporated Class B	9,900	1,088,208

Airlines: 1.16%
Delta Air Lines Incorporated	18,630	869,462
Southwest Airlines Company	16,440	687,521

		1,556,983

Commercial Services & Supplies: 0.35%
Tyco International plc	10,900	467,610

Electrical Equipment: 0.25%
Rockwell Automation Incorporated	2,920	336,997

Industrial Conglomerates: 0.90%
3M Company	3,220	515,490
Danaher Corporation	8,280	691,877

		1,207,367

Machinery: 1.03%
Cummins Incorporated	6,416	934,298
Flowserve Corporation	4,110	241,956
Pentair plc	3,220	208,366

		1,384,620

Road & Rail: 4.61%
Canadian Pacific Railway Limited	4,540	876,946
CSX Corporation	16,990	619,965
Genesee & Wyoming Incorporated Class A †	3,330	328,305
Kansas City Southern	6,890	819,497
Norfolk Southern Corporation	10,510	1,173,336
Union Pacific Corporation	20,390	2,380,940

		6,198,989

Trading Companies & Distributors: 0.67%
W.W. Grainger Incorporated	3,650	896,732

Information Technology: 27.66%

Communications Equipment: 1.81%
Cisco Systems Incorporated	12,120	334,997
F5 Networks Incorporated †	2,500	322,975
Palo Alto Networks Incorporated †	5,772	709,956
QUALCOMM Incorporated	14,541	1,060,039

		2,427,967

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	35

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.72%
TE Connectivity Limited	15,040	$965,568

Internet Software & Services: 8.36%
Akamai Technologies Incorporated †	14,560	940,722
Alibaba Group Holding Limited ADR †	3,770	420,883
Facebook Incorporated Class A †	51,660	4,013,982
Google Incorporated Class A †	4,644	2,549,928
Google Incorporated Class C †	5,014	2,716,736
Pandora Media Incorporated †	26,150	514,109
Twitter Incorporated †	1,750	73,045

		11,229,405

IT Services: 5.34%
Accenture plc	9,420	813,229
Alliance Data Systems Corporation †	5,170	1,477,948
MasterCard Incorporated Class A	22,600	1,972,754
Visa Incorporated Class A	11,260	2,907,219

		7,171,150

Semiconductors & Semiconductor Equipment: 3.07%
ARM Holdings plc ADR	14,120	604,901
Microchip Technology Incorporated «	34,870	1,574,381
Micron Technology Incorporated †	32,950	1,184,553
Texas Instruments Incorporated	14,110	767,866

		4,131,701

Software: 4.09%
Adobe Systems Incorporated †	8,430	621,122
Microsoft Corporation	19,150	915,562
Salesforce.com Incorporated †	34,114	2,042,405
ServiceNow Incorporated †	21,000	1,343,160
Splunk Incorporated †	6,460	433,466
Tableau Software Incorporated Class A †	1,650	138,402

		5,494,117

Technology Hardware, Storage & Peripherals: 4.27%
Apple Incorporated	41,207	4,900,749
Western Digital Corporation	8,120	838,552

		5,739,301

Materials: 3.13%

Chemicals: 3.13%
Airgas Incorporated	1,480	171,132
Ecolab Incorporated	6,230	678,754
Monsanto Company	13,740	1,647,563
Praxair Incorporated	13,270	1,703,603

		4,201,052

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 1.12%

Wireless Telecommunication Services: 1.12%
SBA Communications Corporation Class A †		12,333	$1,500,556

Total Common Stocks (Cost $87,975,922)			133,173,819

	Yield

Short-Term Investments: 2.42%

Investment Companies: 2.42%
Securities Lending Cash Investments, LLC (r)(l)(u)	0.12%	1,815,925	1,815,925
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,435,598	1,435,598

Total Short-Term Investments (Cost $3,251,523)			3,251,523

Total investments in securities (Cost $91,227,445) *	101.56%	136,425,342
Other assets and liabilities, net	(1.56)	(2,099,469)

Total net assets	100.00%	$134,325,873

†	Non-income-earning security

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $91,565,195 and unrealized gains (losses) consists of:

Gross unrealized gains	$46,274,226
Gross unrealized losses	(1,414,079)

Net unrealized gains	$44,860,147

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	37

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.54%

Consumer Discretionary: 12.72%

Auto Components: 2.66%
Gentherm Incorporated †	534,700	$20,152,843
Motorcar Parts of America Incorporated †	285,572	9,638,055

		29,790,898

Diversified Consumer Services: 2.00%
Grand Canyon Education Incorporated †	385,600	17,610,352
LifeLock Incorporated †	289,700	4,782,947

		22,393,299

Hotels, Restaurants & Leisure: 3.79%
Fiesta Restaurant Group Incorporated †	464,155	26,020,529
Jack In the Box Incorporated	63,000	4,693,500
The Habit Restaurants Incorporated Class A †	105,453	3,418,786
Zoe’s Kitchen Incorporated «†	262,630	8,306,987

		42,439,802

Internet & Catalog Retail: 0.15%
RetailMeNot Incorporated «†	116,307	1,712,621

Media: 1.10%
IMAX Corporation †	391,510	12,285,584

Specialty Retail: 1.67%
Boot Barn Holdings Incorporated †	176,379	3,809,786
Five Below Incorporated «†	320,697	14,963,722

		18,773,508

Textiles, Apparel & Luxury Goods: 1.35%
G-III Apparel Group Limited †	170,600	15,096,394

Consumer Staples: 1.47%

Food & Staples Retailing: 1.47%
Diplomat Pharmacy Incorporated †	137,726	3,699,320
United Natural Foods Incorporated †	170,240	12,800,346

		16,499,666

Energy: 2.90%

Energy Equipment & Services: 0.05%
RigNet Incorporated †	12,800	524,160

Oil, Gas & Consumable Fuels: 2.85%
Bonanza Creek Energy Incorporated †	172,500	4,695,450
Diamondback Energy Incorporated †	154,957	8,739,575
Oasis Petroleum Incorporated †	173,600	3,190,768
Parsley Energy Incorporated Class A †	462,048	5,840,287
RSP Permian Incorporated «†	437,788	9,526,267

		31,992,347

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 7.71%

Capital Markets: 1.60%
Financial Engines Incorporated «	547,630	$17,896,548

Consumer Finance: 2.87%
Encore Capital Group Incorporated «†	149,600	6,419,336
PRA Group Incorporated †	439,800	25,737,096

		32,156,432

Diversified Financial Services: 3.24%
MarketAxess Holdings Incorporated	552,671	36,238,637

Health Care: 31.09%

Biotechnology: 3.36%
Exact Sciences Corporation «†	177,453	4,404,383
Hyperion Therapeutics Incorporated †	239,823	4,913,973
Ligand Pharmaceuticals Incorporated †	65,100	3,505,635
NPS Pharmaceuticals Incorporated †	434,100	14,403,438
PTC Therapeutics Incorporated †	207,700	9,294,575
Repligen Corporation †	48,600	1,111,482

		37,633,486

Health Care Equipment & Supplies: 10.59%
Align Technology Incorporated †	94,200	5,359,980
Cardiovascular Systems Incorporated †	584,558	17,922,548
Cynosure Incorporated Class A †	616,678	17,001,812
DexCom Incorporated †	439,900	22,637,254
Endologix Incorporated †	618,094	7,930,146
Insulet Corporation †	164,300	7,654,737
NxStage Medical Incorporated †	372,460	6,436,109
Oxford Immunotec Global plc †	264,771	3,463,205
Spectranetics Corporation «†	773,614	25,397,748
Tandem Diabetes Care Incorporated «†	337,737	4,772,224

		118,575,763

Health Care Providers & Services: 9.84%
AAC Holdings Incorporated «†	229,581	6,625,708
Acadia Healthcare Company Incorporated †	588,960	36,521,409
Adeptus Health Incorporated Class A †	231,601	7,049,934
ExamWorks Group Incorporated †	697,028	27,428,052
HealthEquity Incorporated †	217,602	5,403,058
MWI Veterinary Supply Incorporated †	98,300	16,064,186
Team Health Holdings Incorporated †	195,300	11,163,348

		110,255,695

Health Care Technology: 0.95%
Medidata Solutions Incorporated †	248,400	10,609,164

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	39

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services: 1.22%
ICON plc ADR †	187,800	$10,430,412
INC Research Holdings Incorporated Class A †	132,129	3,222,626

		13,653,038

Pharmaceuticals: 5.13%
Akorn Incorporated «†	841,434	33,716,260
ANI Pharmaceuticals Incorporated †	200,200	10,832,822
BioDelivery Sciences International Incorporated †	427,600	6,563,660
Intersect ENT Incorporated †	309,475	5,353,918
Lannett Company Incorporated †	20,969	1,030,207

		57,496,867

Industrials: 10.59%

Aerospace & Defense: 1.01%
TASER International Incorporated «†	528,100	11,343,588

Electrical Equipment: 1.69%
Power Solutions International Incorporated «†	289,199	18,985,914

Machinery: 1.54%
Proto Labs Incorporated †	97,855	6,350,790
The Middleby Corporation †	113,450	10,850,358

		17,201,148

Professional Services: 3.97%
Corporate Executive Board Company	76,046	5,567,328
On Assignment Incorporated †	670,113	20,592,572
Paylocity Holding Corporation «†	251,133	7,305,459
Wageworks Incorporated †	188,750	11,026,775

		44,492,134

Road & Rail: 1.13%
Saia Incorporated †	227,900	12,641,613

Trading Companies & Distributors: 1.25%
DXP Enterprises Incorporated †	51,516	3,027,080
H&E Equipment Services Incorporated	312,600	10,941,000

		13,968,080

Information Technology: 32.56%

Electronic Equipment, Instruments & Components: 1.62%
Cognex Corporation †	254,700	10,368,837
Universal Display Corporation «†	278,300	7,720,042

		18,088,879

Internet Software & Services: 12.58%
Borderfree Incorporated †	680,539	6,812,195
ChannelAdvisor Corporation «†	381,500	6,714,400
DealerTrack Holdings Incorporated †	362,900	17,114,364
Demandware Incorporated †	371,500	20,804,000

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Internet Software & Services (continued)
Envestnet Incorporated †		689,492	$35,267,516
HomeAway Incorporated †		585,845	18,372,099
Q2 Holdings Incorporated †		367,249	6,827,159
SPS Commerce Incorporated †		497,432	28,990,337

			140,902,070

IT Services: 2.85%
iGATE Corporation †		184,500	6,817,275
InterXion Holding NV †		286,400	7,981,968
Maximus Incorporated		185,200	9,702,628
Wex Incorporated †		65,821	7,443,039

			31,944,910

Semiconductors & Semiconductor Equipment: 2.31%
Cavium Incorporated †		203,900	11,540,740
Veeco Instruments Incorporated †		383,900	14,361,699

			25,902,439

Software: 13.20%
Aspen Technology Incorporated †		81,700	3,083,358
Callidus Software Incorporated †		785,950	12,551,622
Fleetmatics Group plc «†		626,720	22,054,277
Guidewire Software Incorporated †		243,801	12,304,636
HubSpot Incorporated †		96,803	3,425,858
MobileIron Incorporated «†		840,888	7,795,032
Proofpoint Incorporated †		749,140	32,527,659
PROS Holdings Incorporated †		439,422	12,567,469
Synchronoss Technologies Incorporated †		367,801	15,752,917
Tyler Technologies Incorporated †		104,425	11,338,467
Ultimate Software Group Incorporated †		98,170	14,454,551

			147,855,846

Materials: 0.50%

Chemicals: 0.50%
Balchem Corporation		86,300	5,609,500

Total Common Stocks (Cost $797,241,970)			1,114,960,030

	Yield

Short-Term Investments: 12.22%

Investment Companies: 12.22%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%	130,887,098	130,887,098
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	5,987,366	5,987,366

Total Short-Term Investments (Cost $136,874,464)			136,874,464

Total investments in securities (Cost $934,116,434) *	111.76%	1,251,834,494
Other assets and liabilities, net	(11.76)	(131,745,558)

Total net assets	100.00%	$1,120,088,936

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	41

EMERGING GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $936,487,448 and unrealized gains (losses) consists of:

Gross unrealized gains	$344,568,180
Gross unrealized losses	(29,221,134)

Net unrealized gains	$315,347,046

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.72%

Consumer Discretionary: 11.80%

Auto Components: 0.41%
Other securities		$11,700,990	0.41%

Automobiles: 0.65%
Other securities		18,756,441	0.65

Distributors: 0.08%
Other securities		2,434,550	0.08

Diversified Consumer Services: 0.05%
Other securities		1,431,853	0.05

Hotels, Restaurants & Leisure: 1.58%
McDonald’s Corporation	151,931	14,708,440	0.51
Other securities		30,817,521	1.07

		45,525,961	1.58

Household Durables: 0.42%
Other securities		12,109,918	0.42

Internet & Catalog Retail: 1.22%
Amazon.com Incorporated †	58,621	19,851,415	0.69
Other securities		15,241,491	0.53

		35,092,906	1.22

Leisure Products: 0.09%
Other securities		2,700,223	0.09

Media: 3.47%
Comcast Corporation Class A	400,450	22,841,668	0.79
The Walt Disney Company	244,348	22,604,633	0.78
Other securities		54,635,756	1.90

		100,082,057	3.47

Multiline Retail: 0.72%
Other securities		20,853,280	0.72

Specialty Retail: 2.25%
Home Depot Incorporated	208,251	20,700,149	0.72
Other securities		44,236,594	1.53

		64,936,743	2.25

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	43

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.86%
Other securities		$24,857,285	0.86%

Consumer Staples: 9.76%

Beverages: 2.21%
PepsiCo Incorporated	233,141	23,337,414	0.81
The Coca-Cola Company	610,759	27,380,326	0.95
Other securities		13,041,583	0.45

		63,759,323	2.21

Food & Staples Retailing: 2.39%
CVS Health Corporation	179,194	16,371,164	0.57
Wal-Mart Stores Incorporated	244,319	21,387,685	0.74
Other securities		31,144,786	1.08

		68,903,635	2.39

Food Products: 1.62%
Other securities		46,651,671	1.62

Household Products: 1.94%
The Procter & Gamble Company	418,947	37,885,377	1.31
Other securities		18,015,315	0.63

		55,900,692	1.94

Personal Products: 0.11%
Other securities		3,238,424	0.11

Tobacco: 1.49%
Altria Group Incorporated	306,893	15,424,442	0.53
Philip Morris International	241,704	21,011,329	0.73
Other securities		6,659,608	0.23

		43,095,379	1.49

Energy: 8.28%

Energy Equipment & Services: 1.37%
Schlumberger Limited	200,594	17,241,054	0.60
Other securities		22,293,272	0.77

		39,534,326	1.37

Oil, Gas & Consumable Fuels: 6.91%
Chevron Corporation	293,816	31,987,748	1.11
ConocoPhillips Company	190,248	12,569,685	0.44
Exxon Mobil Corporation	659,864	59,744,087	2.07
Other securities		95,008,234	3.29

		199,309,754	6.91

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.09%

Banks: 5.82%
Bank of America Corporation	1,627,090	$27,725,614	0.96%
Citigroup Incorporated	469,098	25,317,219	0.88
JPMorgan Chase & Company	581,972	35,011,436	1.21
Wells Fargo & Company (l)	735,042	40,045,088	1.39
Other securities		39,664,343	1.38

		167,763,700	5.82

Capital Markets: 2.21%
Other securities		63,718,879	2.21

Consumer Finance: 0.91%
American Express Company	139,262	12,870,594	0.45
Other securities		13,271,058	0.46

		26,141,652	0.91

Diversified Financial Services: 2.04%
Berkshire Hathaway Incorporated Class B †	282,071	41,941,137	1.45
Other securities		16,880,589	0.59

		58,821,726	2.04

Insurance: 2.73%
Other securities		78,852,821	2.73

Real Estate Management & Development: 0.05%
Other securities		1,456,421	0.05

REITs: 2.28%
Other securities		65,866,613	2.28

Thrifts & Mortgage Finance: 0.05%
Other securities		1,438,507	0.05

Health Care: 14.15%

Biotechnology: 2.89%
Amgen Incorporated	117,532	19,429,215	0.67
Celgene Corporation †	123,706	14,064,135	0.49
Gilead Sciences Incorporated †	233,896	23,464,447	0.81
Other securities		26,300,040	0.92

		83,257,837	2.89

Health Care Equipment & Supplies: 2.19%
Other securities		63,179,808	2.19

Health Care Providers & Services: 2.24%
UnitedHealth Group Incorporated	150,337	14,827,738	0.51
Other securities		49,852,543	1.73

		64,680,281	2.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	45

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.11%
Other securities		$3,024,610	0.11%

Life Sciences Tools & Services: 0.43%
Other securities		12,486,464	0.43

Pharmaceuticals: 6.29%
Abbvie Incorporated	246,279	17,042,507	0.59
Bristol-Myers Squibb Company	256,523	15,147,683	0.53
Johnson & Johnson	436,375	47,237,594	1.64
Merck & Company Incorporated	446,331	26,958,392	0.93
Pfizer Incorporated	981,104	30,561,390	1.06
Other securities		44,629,381	1.54

		181,576,947	6.29

Industrials: 10.32%

Aerospace & Defense: 2.63%
Boeing Company	103,694	13,932,326	0.48
United Technologies Corporation	131,638	14,490,711	0.50
Other securities		47,401,640	1.65

		75,824,677	2.63

Air Freight & Logistics: 0.78%
Other securities		22,373,609	0.78

Airlines: 0.37%
Other securities		10,520,786	0.37

Building Products: 0.07%
Other securities		2,135,237	0.07

Commercial Services & Supplies: 0.46%
Other securities		13,187,947	0.46

Construction & Engineering: 0.12%
Other securities		3,490,225	0.12

Electrical Equipment: 0.56%
Other securities		16,278,770	0.56

Industrial Conglomerates: 2.34%
3M Company	100,258	16,050,303	0.56
General Electric Company	1,552,517	41,126,175	1.43
Other securities		10,324,201	0.35

		67,500,679	2.34

Machinery: 1.56%
Other securities		45,123,333	1.56

Professional Services: 0.19%
Other securities		5,387,604	0.19

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.04%
Union Pacific Corporation	138,856	$16,214,215	0.56%
Other securities		13,804,879	0.48

		30,019,094	1.04

Trading Companies & Distributors: 0.20%
Other securities		5,905,054	0.20

Information Technology: 19.71%

Communications Equipment: 1.63%
Cisco Systems Incorporated	788,985	21,807,545	0.76
QUALCOMM Incorporated	259,326	18,904,865	0.65
Other securities		6,264,587	0.22

		46,976,997	1.63

Electronic Equipment, Instruments & Components: 0.40%
Other securities		11,562,764	0.40

Internet Software & Services: 3.22%
Facebook Incorporated Class A †	322,352	25,046,750	0.87
Google Incorporated Class A †	43,957	24,135,910	0.84
Google Incorporated Class C †	43,954	23,815,596	0.82
Other securities		19,823,577	0.69

		92,821,833	3.22

IT Services: 3.25%
International Business Machines Corporation	143,550	23,279,504	0.81
MasterCard Incorporated	152,294	13,293,743	0.46
Visa Incorporated Class A	76,169	19,666,074	0.68
Other securities		37,579,995	1.30

		93,819,316	3.25

Semiconductors & Semiconductor Equipment: 2.45%
Intel Corporation	766,054	28,535,512	0.99
Other securities		42,234,165	1.46

		70,769,677	2.45

Software: 3.79%
Microsoft Corporation	1,274,928	60,954,308	2.11
Oracle Corporation	503,183	21,339,991	0.74
Other securities		26,985,129	0.94

		109,279,428	3.79

Technology Hardware, Storage & Peripherals: 4.97%
Apple Incorporated	926,486	110,186,980	3.82
Other securities		33,354,688	1.15

		143,541,668	4.97

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	47

INDEX PORTFOLIO

Security name		Shares	Value	Percent of net assets

Materials: 3.17%

Chemicals: 2.34%
Other securities			$67,498,229	2.34%

Construction Materials: 0.09%
Other securities			2,482,357	0.09

Containers & Packaging: 0.20%
Other securities			5,890,602	0.20

Metals & Mining: 0.42%
Other securities			12,096,064	0.42

Paper & Forest Products: 0.12%
Other securities			3,555,995	0.12

Telecommunication Services: 2.38%

Diversified Telecommunication Services: 2.38%
AT&T Incorporated		802,415	28,389,443	0.98
Verizon Communications Incorporated		641,380	32,447,414	1.13
Other securities			7,783,311	0.27

			68,620,168	2.38

Utilities: 3.06%

Electric Utilities: 1.75%
Other securities			50,499,192	1.75

Gas Utilities: 0.03%
Other securities			967,055	0.03

Independent Power & Renewable Electricity Producers: 0.11%
Other securities			3,061,443	0.11

Multi-Utilities: 1.17%
Other securities			33,837,538	1.17

Total Common Stocks (Cost $1,423,799,062)			2,848,169,018	98.72

	Yield
Short-Term Investments: 1.86%

Investment Companies: 1.77%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	15,878,700	15,878,700	0.55
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	35,068,768	35,068,768	1.22

			50,947,468	1.77

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01%	1-8-2015	$1,900,000	$1,899,975	0.06%
U.S. Treasury Bill (z)#	0.02	12-18-2014	180,000	179,998	0.01
U.S. Treasury Bill (z)#	0.02	3-5-2015	360,000	359,981	0.01
U.S. Treasury Bill (z)#	0.06	4-23-2015	225,000	224,946	0.01

				2,664,900	0.09

Total Short-Term Investments (Cost $53,612,375)				53,612,368	1.86

Total investments in securities (Cost $1,477,411,437) *				2,901,781,386	100.58%
Other assets and liabilities, net				(16,627,350)	(0.58)

Total net assets				$2,885,154,036	100.00%

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,556,651,323 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,443,250,527
Gross unrealized losses	(98,120,464)

Net unrealized gains	$1,345,130,063

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	49

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.93%

Belgium: 3.97%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	28,940	$3,401,507
Telenet Group Holding NV (Consumer Discretionary, Media) †	22,489	1,286,381
UCB SA (Health Care, Pharmaceuticals)	19,855	1,558,427

		6,246,315

Brazil: 0.18%
Ambev SA ADR (Consumer Staples, Beverages)	42,189	276,338

China: 10.45%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	4,262	475,810
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	37,490	9,189,174
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	233,000	2,870,849
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,541,000	1,045,231
Tencent Holdings Limited (Information Technology, Internet Software & Services)	178,400	2,852,596

		16,433,660

Denmark: 0.19%
Rockwool International AS B Shares (Industrials, Building Products)	2,420	300,679

France: 5.75%
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	57,178	1,007,791
L’Oreal SA (Consumer Staples, Personal Products)	6,608	1,128,104
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	6,670	1,199,275
Pernod-Ricard SA (Consumer Staples, Beverages)	2,016	239,086
Publicis Groupe SA (Consumer Discretionary, Media)	102	7,496
Schneider Electric SA (Industrials, Electrical Equipment)	19,776	1,614,237
Technip SA (Energy, Energy Equipment & Services)	8,423	548,142
Vinci SA (Industrials, Construction & Engineering)	13,889	751,338
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	77,004	2,553,498

		9,048,967

Germany: 11.84%
Allianz AG (Financials, Insurance)	8,365	1,441,066
Bayer AG (Health Care, Pharmaceuticals)	45,409	6,833,965
Beiersdorf AG (Consumer Staples, Personal Products)	23,029	2,051,123
Deutsche Post AG (Industrials, Air Freight & Logistics)	69,999	2,326,869
Linde AG (Materials, Chemicals)	27,948	5,277,210
MTU Aero Engines AG (Industrials, Aerospace & Defense)	7,732	689,532

		18,619,765

Hong Kong: 6.39%
AIA Group Limited (Financials, Insurance)	950,800	5,492,765
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	284,500	2,270,893
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	382,800	2,292,881

		10,056,539

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland: 3.59%
Covidien plc (Health Care, Health Care Equipment & Supplies)	55,835	$5,639,335

Japan: 14.80%
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	701,000	3,544,282
JS Group Corporation (Industrials, Building Products)	60,000	1,276,144
Kawasaki Heavy Industries Limited (Industrials, Machinery)	78,116	343,613
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	35,800	2,293,951
NGK Insulators Limited (Industrials, Machinery)	130,000	2,886,576
Olympus Corporation (Health Care, Health Care Equipment & Supplies) †	113,400	4,128,154
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	12,200	1,044,510
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	39,269	2,635,030
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	83,200	5,127,874

		23,280,134

Mexico: 3.05%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	128,450	4,797,608

Netherlands: 4.45%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	46,681	4,933,172
Nielsen Holdings NV (Industrials, Professional Services) «	7,161	299,115
Unilever NV (Consumer Staples, Food Products) «	43,287	1,764,250

		6,996,537

South Korea: 0.38%
Naver Corporation (Information Technology, Internet Software & Services)	844	575,896
Orion Corporation (Consumer Staples, Food Products)	18	15,889

		591,785

Spain: 1.97%
Grifols SA (Health Care, Biotechnology)	20,597	918,153
Grifols SA ADR (Health Care, Biotechnology)	18,313	681,976
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	93,451	1,497,700

		3,097,829

Sweden: 0.83%
Swedbank AB (Financials, Banks)	49,780	1,306,046

Switzerland: 8.85%
Actelion Limited (Health Care, Biotechnology)	17,281	2,056,005
Nestle SA (Consumer Staples, Food Products)	57,662	4,331,740
Roche Holdings AG (Health Care, Pharmaceuticals)	15,380	4,608,824
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,238	612,110
Syngenta AG (Materials, Chemicals)	2,906	957,784
Zurich Financial Services AG (Financials, Insurance)	4,311	1,351,665

		13,918,128

United Kingdom: 18.10%
Babcock International Group plc (Industrials, Commercial Services & Supplies)	47,400	842,899
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	266,746	1,711,318

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	51

INTERNATIONAL GROWTH PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
Croda International plc (Materials, Chemicals)		52,433	$2,012,409
Diageo plc (Consumer Staples, Beverages)		4,956	153,551
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		36,646	1,553,219
Johnson Matthey plc (Materials, Chemicals)		62,393	3,245,600
Liberty Global plc Class A (Consumer Discretionary, Media)		53,969	2,805,848
Liberty Global plc Class C (Consumer Discretionary, Media) †		90,152	4,500,388
Lloyds Banking Group plc (Financials, Banks) †		982,846	1,235,117
Prudential plc (Financials, Insurance)		78,205	1,893,400
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		158,153	2,083,935
Rolls-Royce Holdings plc Class C Preference Shares (Industrials, Aerospace & Defense) †(a)		18,495,180	28,926
SABMiller plc (Consumer Staples, Beverages)		59,469	3,314,860
Saga plc (Financials, Diversified Financial Services) †«		55,063	132,450
Smiths Group plc (Industrials, Industrial Conglomerates)		26,695	483,059
WPP plc (Consumer Discretionary, Media)		118,085	2,474,779

			28,471,758

United States: 2.14%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †		33,777	1,823,620
Schlumberger Limited (Energy, Energy Equipment & Services)		17,924	1,540,568

			3,364,188

Total Common Stocks (Cost $118,310,333)			152,445,611

Participation Notes: 0.78%

United Kingdom: 0.78%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		115,900	1,232,086

Total Participation Notes (Cost $969,118)			1,232,086

	Dividend yield

Preferred Stocks: 1.33%

Germany: 1.33%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.51%	18,843	2,091,882

Total Preferred Stocks (Cost $1,392,735)			2,091,882

	Yield
Short-Term Investments: 2.08%

Investment Companies: 2.08%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12	1,787,826	1,787,826
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,480,017	1,480,017

Total Short-Term Investments (Cost $3,267,843)			3,267,843

Total investments in securities (Cost $123,940,029) *	101.12%	159,037,422
Other assets and liabilities, net	(1.12)	(1,754,016)

Total net assets	100.00%	$157,283,406

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $124,190,209 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,566,124
Gross unrealized losses	(2,718,911)

Net unrealized gains	$34,847,213

The following table shows the percent of total long-term investments by sector as of November 30, 2014:

Health Care	17.64%
Consumer Discretionary	17.12
Industrials	15.10
Information Technology	12.74
Consumer Staples	12.05
Financials	8.92
Telecommunication Services	7.71
Materials	7.38
Energy	1.34

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.52%

Australia: 5.51%
Arrium Limited (Materials, Metals & Mining)	3,063,400	$625,892
Bendigo Bank Limited (Financials, Banks)	272,500	2,962,375
Boart Longyear Group Limited (Industrials, Construction & Engineering) †«	199,991	31,497
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	842,133
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,569,896
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,899,480
Fortescue Metals Group Limited (Materials, Metals & Mining) «	394,700	987,864
Independence Group NL (Materials, Metals & Mining)	404,400	1,445,916
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	4,574,175
Metcash Limited (Consumer Staples, Food & Staples Retailing) «	785,500	1,745,297
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	277,070
Mineral Resources Limited (Materials, Metals & Mining)	144,300	937,289
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	577,400	796,296
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	128,723
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,356,376
Rio Tinto Limited (Materials, Metals & Mining)	66,800	3,360,830
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	842,639
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,361,658
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	269,263

		27,014,669

Austria: 1.30%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,189,533
Raiffeisen Bank International AG (Financials, Banks)	81,200	1,681,258
RHI AG (Materials, Construction Materials) (i)	64,721	1,518,437
Voestalpine AG (Materials, Metals & Mining)	47,700	1,982,393

		6,371,621

Belgium: 0.59%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,882,203

Brazil: 0.99%
Banco do Brasil SA (Financials, Banks)	196,000	2,261,965
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	253,200	1,885,537
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	686,782

		4,834,284

Canada: 2.91%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	65,800	7,091,950
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	3,802,102
WestJet Airlines Limited (Industrials, Airlines)	120,000	3,388,408

		14,282,460

China: 2.46%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	718,905
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,382,362
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	5,008,417

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	$2,007,792
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	1,730,000	2,632,400
Shanghai Pharmaceuticals Holding Company Limited (Health Care, Pharmaceuticals)	131,600	313,604

		12,063,480

Czech Republic: 0.33%
CEZ AS (Utilities, Electric Utilities)	57,500	1,602,829

Finland: 0.94%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	2,485,585
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,121,872

		4,607,457

France: 8.40%
Alstom SA (Industrials, Machinery) †	83,800	2,932,659
AXA SA (Financials, Insurance)	132,200	3,193,698
BNP Paribas SA (Financials, Banks)	49,100	3,150,064
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,208,383
Credit Agricole SA (Financials, Banks)	219,328	3,085,245
Electricite de France SA (Utilities, Electric Utilities)	122,100	3,657,690
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,251,429
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	5,948,503
SCOR SE (Financials, Insurance)	109,700	3,424,776
Societe Generale SA (Financials, Banks)	39,000	1,935,769
Thales SA (Industrials, Aerospace & Defense)	59,100	3,137,871
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,245,423

		41,171,510

Germany: 7.87%
Allianz AG (Financials, Insurance)	35,700	6,150,156
BASF SE (Materials, Chemicals)	46,500	4,224,353
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	26,100	2,986,188
Daimler AG (Consumer Discretionary, Automobiles)	69,300	5,846,391
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,347,504
E.ON SE (Utilities, Multi-Utilities)	87,200	1,546,709
Gildemeister AG (Industrials, Machinery)	58,200	1,542,870
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,768,019
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	4,060,529
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,428,317
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	43,300	1,560,312
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,115,241

		38,576,589

Hong Kong: 1.90%
China Resources Cement Holdings Limited (Materials, Construction Materials)	743,000	509,711
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	898,095
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,158,500	1,738,893
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,054,752
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,906,021
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,192,124

		9,299,596

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Hungary: 0.01%
Richter Gedeon (Health Care, Pharmaceuticals)	3,800	$59,155

India: 1.56%
Gail Limited (Utilities, Gas Utilities) (i)	41,200	1,957,000
Tata Motors Limited ADR (Consumer Discretionary, Automobiles) (i)	83,800	3,826,308
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,876,217

		7,659,525

Ireland: 0.62%
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	8,324
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,018,205

		3,026,529

Israel: 1.15%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,705,965
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,923,613

		5,629,578

Italy: 1.30%
Enel SpA (Utilities, Electric Utilities)	688,400	3,323,514
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,065,371

		6,388,885

Japan: 19.78%
Adeka Corporation (Materials, Chemicals)	203,200	2,448,605
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,659,796
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	69,000	479,110
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,586,800
Aozora Bank Limited (Financials, Banks)	588,000	1,912,598
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	1,788,371
Chiba Bank Limited (Financials, Banks)	329,000	2,187,419
CKD Corporation (Industrials, Machinery)	10,200	85,437
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	911,634
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	2,327,547
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,153,770
Fukuoka Financial Group Incorporated (Financials, Banks)	357,000	1,946,398
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,310,240
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,518,267
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	41,000	870,650
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	67,800	4,344,411
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,927,109
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,096,469
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,253,752
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	952,857
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	671,589
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,800,737
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,591,820
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,867,699
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	1,271,641

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	117,000	$6,261,625
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	367,800	3,435,631
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	2,808,376
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	123,100	3,892,582
Rengo Company Limited (Materials, Containers & Packaging)	189,000	761,288
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,471,666
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	84,000	1,123,350
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,446,701
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	971,265
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,040,448
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	109,000	1,668,939
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,786,045
The Keiyo Bank Limited (Financials, Banks)	62,000	344,299
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	1,660,302
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	162,500	3,327,505
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	1,783,532
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	16,800	948,513
West Japan Railway Company (Industrials, Road & Rail)	54,200	2,587,825
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	2,732,991

		97,017,609

Liechtenstein: 0.13%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	634,823

Netherlands: 2.80%
Aegon NV (Financials, Insurance)	334,000	2,623,658
ING Groep NV (Financials, Banks) †	237,100	3,475,376
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	4,659,733
Nutreco NV (Consumer Staples, Food Products)	52,400	2,998,282

		13,757,049

Norway: 1.65%
Atea ASA (Information Technology, IT Services)	84,900	881,012
DnB Nor ASA (Financials, Banks)	148,800	2,464,224
Marine Harvest ASA (Consumer Staples, Food Products)	94,300	1,333,786
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,162,124
Yara International ASA (Materials, Chemicals)	53,600	2,272,843

		8,113,989

Poland: 0.60%
Asseco Poland SA (Information Technology, Software)	101,800	1,629,236
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,334,439

		2,963,675

Russia: 1.06%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	2,439,228
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	14,430
LUKOIL ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,763,300

		5,216,958

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	57

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Singapore: 1.13%
DBS Group Holdings Limited (Financials, Banks)	227,000	$3,453,856
United Overseas Bank Limited (Financials, Banks)	113,000	2,080,872

		5,534,728

South Africa: 0.66%
Barclays Africa Group Limited (Financials, Banks)	200,300	3,224,974

South Korea: 2.51%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,687,802
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	13,449	307,107
Industrial Bank of Korea (Financials, Banks)	192,500	2,614,852
Kwangju Bank (Financials, Banks) †	13,510	120,108
Kyongnam Bank (Financials, Banks) †	20,645	237,577
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	5,645,697
Woori Bank (Financials, Banks) †	178,044	1,719,456

		12,332,599

Spain: 1.53%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	3,875,691
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	2,780,499
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	839,793

		7,495,983

Sweden: 2.22%
Boliden AB (Materials, Metals & Mining)	169,300	2,861,293
Nordea Bank AB (Financials, Banks)	177,300	2,215,269
Saab AB (Industrials, Aerospace & Defense)	113,500	3,169,651
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,914,430
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	103,000	734,994

		10,895,637

Switzerland: 5.06%
Baloise Holding AG (Financials, Insurance)	28,800	3,763,458
Credit Suisse Group AG (Financials, Capital Markets)	184,595	4,935,276
GAM Holding AG (Financials, Capital Markets)	79,700	1,411,204
Georg Fischer AG (Industrials, Machinery)	3,000	1,837,432
Novartis AG (Health Care, Pharmaceuticals)	34,700	3,359,513
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,148,175
Zurich Financial Services AG (Financials, Insurance)	17,100	5,361,512

		24,816,570

Taiwan: 0.49%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,401,260

Thailand: 0.79%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,366,559
Thanachart Capital plc (Financials, Banks)	1,481,500	1,511,504

		3,878,063

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom: 18.27%
3i Group plc (Financials, Capital Markets)		316,400	$2,197,133
Alent plc (Materials, Chemicals)		111,265	592,011
AMEC plc (Energy, Energy Equipment & Services)		83,300	1,217,478
Amlin plc (Financials, Insurance)		279,000	1,942,657
Anglo American plc (Materials, Metals & Mining)		107,000	2,211,504
AstraZeneca plc (Health Care, Pharmaceuticals)		89,800	6,713,378
Aviva plc (Financials, Insurance)		314,900	2,501,919
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	5,147,446
Barclays plc (Financials, Banks)		715,000	2,741,415
Barratt Developments plc (Consumer Discretionary, Household Durables)		236,200	1,700,426
BP plc (Energy, Oil, Gas & Consumable Fuels)		844,300	5,548,680
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		727,900	4,669,864
Carillion plc (Industrials, Construction & Engineering)		261,500	1,421,636
Centrica plc (Utilities, Multi-Utilities)		898,500	3,999,354
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	913,392
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	1,394,313
Firstgroup plc (Industrials, Road & Rail) †		254,700	450,137
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		75,900	1,762,808
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	908,935
J Sainsbury plc (Consumer Staples, Food & Staples Retailing) «		907,900	3,314,177
Kesa Electricals plc (Consumer Discretionary, Specialty Retail) (i)		547,900	571,991
Lloyds Banking Group plc (Financials, Banks) †		1,749,400	2,198,426
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	1,264,625
Mondi plc (Materials, Paper & Forest Products)		127,600	2,185,253
Old Mutual plc (Financials, Insurance)		982,800	3,078,811
Pace plc (Consumer Discretionary, Household Durables)		308,800	1,736,736
Petrofac Limited (Energy, Energy Equipment & Services)		84,300	1,087,723
Premier Foods plc (Consumer Staples, Food Products) †		73,926	42,780
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	477,666
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		322,700	11,219,547
Standard Chartered plc (Financials, Banks)		253,000	3,708,031
Tate & Lyle plc (Consumer Staples, Food Products)		158,800	1,498,872
Tesco plc (Consumer Staples, Food & Staples Retailing)		1,033,600	3,014,059
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,102,462
Vesuvius plc (Industrials, Machinery)		145,400	946,690
WH Smith plc (Consumer Discretionary, Specialty Retail)		111,900	2,210,397
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	1,897,546

			89,590,278

Total Common Stocks (Cost $467,306,073)			473,344,565

	Dividend yield

Preferred Stocks: 0.94%

Brazil: 0.94%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	5.03%	349,800	2,004,819
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	12.06	109,056	599,099
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	8.32	257,700	2,003,446

Total Preferred Stocks (Cost $7,494,241)			4,607,364

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	59

INTERNATIONAL VALUE PORTFOLIO

Security name		Expiration date	Shares	Value

Rights: 0.01%

Spain: 0.01%
Telefonica SA †		2-27-2015	52,400	$23,994

Total Rights (Cost $22,818)				23,994

	Yield

Short-Term Investments: 4.24%

Investment Companies: 4.24%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%		14,194,341	14,194,341
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		6,617,840	6,617,840

Total Short-Term Investments (Cost $20,812,181)				20,812,181

Total investments in securities (Cost $495,635,313) *	101.71%	498,788,104
Other assets and liabilities, net	(1.71)	(8,394,726)

Total net assets	100.00%	$490,393,378

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security

±	Variable rate investment. The interest rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $452,438,425 and unrealized gains (losses) consists of:

Gross unrealized gains	$159,488,851
Gross unrealized losses	(113,139,172)

Net unrealized gains	$46,349,679

The following table shows the percent of total long-term investments by sector as of November 30, 2014:

Financials	30.21%
Consumer Discretionary	13.47
Industrials	11.94
Energy	9.86
Materials	8.75
Health Care	6.99
Consumer Staples	6.82
Telecommunication Services	5.58
Utilities	4.03
Information Technology	2.35

100.00%

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.80%

Consumer Discretionary: 8.73%

Automobiles: 1.02%
Ford Motor Company	57,585	$905,812

Hotels, Restaurants & Leisure: 2.27%
Las Vegas Sands Corporation	10,359	659,765
Norwegian Cruise Line Holdings Limited †	30,830	1,353,129

		2,012,894

Household Durables: 1.88%
Newell Rubbermaid Incorporated	28,697	1,041,986
Toll Brothers Incorporated †	17,999	629,785

		1,671,771

Media: 2.52%
Gannett Company Incorporated	12,760	415,338
The Walt Disney Company	4,950	457,925
Viacom Incorporated Class B	18,073	1,366,861

		2,240,124

Textiles, Apparel & Luxury Goods: 1.04%
PVH Corporation	7,272	924,562

Consumer Staples: 4.82%

Food & Staples Retailing: 2.96%
CVS Health Corporation	28,745	2,626,143

Household Products: 1.40%
The Procter & Gamble Company	13,758	1,244,136

Personal Products: 0.46%
Herbalife Limited «	9,385	405,901

Energy: 9.05%

Energy Equipment & Services: 1.00%
Baker Hughes Incorporated	15,574	887,718

Oil, Gas & Consumable Fuels: 8.05%
Chevron Corporation	9,775	1,064,204
ConocoPhillips Company	14,775	976,184
Exxon Mobil Corporation	13,508	1,223,014
Marathon Oil Corporation	42,007	1,214,842
Noble Energy Incorporated	15,968	785,306
Valero Energy Corporation	28,154	1,368,566
Whiting Petroleum Corporation †	12,415	518,575

		7,150,691

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 29.36%

Banks: 12.28%
Bank of America Corporation	121,134	$2,064,123
BOK Financial Corporation	20,039	1,291,514
Citigroup Incorporated	41,091	2,217,681
First Republic Bank	29,589	1,524,721
JPMorgan Chase & Company	35,754	2,150,961
KeyCorp	122,684	1,656,234

		10,905,234

Capital Markets: 2.28%
Ameriprise Financial Incorporated	7,966	1,049,680
Goldman Sachs Group Incorporated	5,193	978,413

		2,028,093

Consumer Finance: 1.05%
American Express Company	10,096	933,072

Insurance: 8.85%
ACE Limited	7,968	911,061
American International Group Incorporated	42,022	2,302,806
Endurance Specialty Holdings Limited	19,620	1,157,188
MetLife Incorporated	30,141	1,676,141
The Hartford Financial Services Group Incorporated	43,741	1,806,503

		7,853,699

REITs: 4.90%
Alexandria Real Estate Equities Incorporated	11,116	955,087
American Campus Communities Incorporated	23,430	937,200
American Tower Corporation	13,983	1,468,355
LaSalle Hotel Properties	24,497	988,944

		4,349,586

Health Care: 13.56%

Biotechnology: 0.88%
Gilead Sciences Incorporated †	7,831	785,606

Health Care Equipment & Supplies: 2.97%
Medtronic Incorporated	14,952	1,104,504
Stryker Corporation	16,469	1,530,135

		2,634,639

Health Care Providers & Services: 2.96%
Cigna Corporation	16,419	1,689,351
HCA Holdings Incorporated †	13,462	938,167

		2,627,518

Pharmaceuticals: 6.75%
Johnson & Johnson	8,586	929,435
Merck & Company Incorporated	32,684	1,974,114

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Novartis AG ADR	16,667	$1,610,866
Pfizer Incorporated	47,367	1,475,482

		5,989,897

Industrials: 11.50%

Aerospace & Defense: 0.94%
Triumph Group Incorporated	12,351	840,609

Airlines: 1.30%
United Continental Holdings Incorporated †	18,839	1,153,512

Commercial Services & Supplies: 1.04%
West Corporation	29,715	928,297

Construction & Engineering: 0.85%
Quanta Services Incorporated †	24,711	753,686

Electrical Equipment: 0.72%
Eaton Corporation plc	9,411	638,348

Industrial Conglomerates: 1.45%
General Electric Company	48,541	1,285,851

Machinery: 3.97%
Crane Company	10,314	608,835
Dover Corporation	11,299	869,910
Stanley Black & Decker Incorporated	15,350	1,449,654
The Timken Company	13,991	598,675

		3,527,074

Road & Rail: 0.51%
AMERCO	1,622	451,240

Trading Companies & Distributors: 0.72%
WESCO International Incorporated †	7,726	636,545

Information Technology: 12.73%

Electronic Equipment, Instruments & Components: 1.82%
Synnex Corporation	15,724	1,123,323
TE Connectivity Limited	7,718	495,496

		1,618,819

Internet Software & Services: 2.12%
AOL Incorporated †	17,068	787,859
Yahoo! Incorporated †	21,125	1,093,008

		1,880,867

IT Services: 0.53%
Teradata Corporation †	10,346	467,018

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	63

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.04%
Skyworks Solutions Incorporated		26,834	$1,810,490

Technology Hardware, Storage & Peripherals: 6.22%
Apple Incorporated		13,430	1,597,230
EMC Corporation		48,172	1,462,020
Hewlett-Packard Company		23,512	918,379
NCR Corporation †		35,415	1,050,055
Seagate Technology plc		7,504	496,089

			5,523,773

Materials: 3.62%

Chemicals: 1.90%
Cabot Corporation		13,440	578,995
Huntsman Corporation		43,520	1,110,630

			1,689,625

Containers & Packaging: 1.07%
Crown Holdings Incorporated †		19,245	952,628

Paper & Forest Products: 0.65%
International Paper Company		10,711	576,466

Telecommunication Services: 1.93%

Diversified Telecommunication Services: 1.93%
CenturyLink Incorporated		17,637	719,060
Verizon Communications Incorporated		19,685	995,864

			1,714,924

Utilities: 3.50%

Electric Utilities: 2.60%
Duke Energy Corporation		13,268	1,073,381
The Southern Company		26,004	1,233,370

			2,306,751

Independent Power & Renewable Electricity Producers: 0.90%
AES Corporation		57,960	803,905

Total Common Stocks (Cost $69,483,953)			87,737,524

	Yield

Short-Term Investments: 2.41%

Investment Companies: 2.41%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	404,950	404,950
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,733,742	1,733,742

Total Short-Term Investments (Cost $2,138,692)			2,138,692

Total investments in securities (Cost $71,622,645) *	101.21%	89,876,216
Other assets and liabilities, net	(1.21)	(1,073,498)

Total net assets	100.00%	$88,802,718

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $72,235,908 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,528,368
Gross unrealized losses	(1,888,060)

Net unrealized gains	$17,640,308

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.13%

Consumer Discretionary: 12.96%

Auto Components: 0.66%
Modine Manufacturing Company †	253,128	$3,080,566

Diversified Consumer Services: 1.38%
2U Incorporated «†	159,562	2,884,881
Nord Anglia Education Incorporated †	216,620	3,585,061

		6,469,942

Hotels, Restaurants & Leisure: 2.58%
Brinker International Incorporated	79,275	4,465,561
Del Frisco’s Restaurant Group Incorporated †	150,506	3,344,243
Krispy Kreme Doughnuts Incorporated †	208,310	4,241,192

		12,050,996

Household Durables: 0.18%
LGI Homes Incorporated «†	53,415	853,572

Leisure Products: 0.56%
Malibu Boats Incorporated †	140,100	2,622,672

Media: 1.89%
IMAX Corporation †	150,976	4,737,627
Lions Gate Entertainment Corporation	121,409	4,115,765

		8,853,392

Multiline Retail: 0.78%
Burlington Stores Incorporated †	81,990	3,662,493

Specialty Retail: 2.99%
Chico’s FAS Incorporated	160,897	2,553,435
Christopher & Banks Corporation †	366,393	2,652,685
Dick’s Sporting Goods Incorporated	84,239	4,263,336
Monro Muffler Brake Incorporated	82,763	4,534,585

		14,004,041

Textiles, Apparel & Luxury Goods: 1.94%
Movado Group Incorporated	62,290	1,789,592
Skechers U.S.A. Incorporated Class A †	71,058	4,363,672
Tumi Holdings Incorporated †	134,479	2,943,745

		9,097,009

Consumer Staples: 1.50%

Food Products: 1.50%
Darling Ingredients Incorporated †	164,827	3,065,782
Whitewave Foods Company †	107,916	3,952,963

		7,018,745

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 4.06%

Energy Equipment & Services: 1.42%
C&J Energy Services Incorporated †	130,160	$1,971,924
Hornbeck Offshore Services Incorporated †	92,340	2,450,704
Natural Gas Services Group Incoporated †	95,515	2,212,128

		6,634,756

Oil, Gas & Consumable Fuels: 2.64%
Delek US Holdings Incorporated	96,975	2,899,553
Diamondback Energy Incorporated †	37,139	2,094,640
GasLog Limited «	131,063	2,311,951
Oasis Petroleum Incorporated †	98,311	1,806,956
Ring Energy Incorporated «†	147,350	1,408,666
Sanchez Energy Corporation «†	164,170	1,853,479

		12,375,245

Financials: 10.00%

Banks: 2.96%
PacWest Bancorp	70,629	3,284,249
ServisFirst Bancshares Incorporated	70,980	2,242,968
Signature Bank †	30,593	3,710,013
SVB Financial Group †	43,932	4,619,450

		13,856,680

Capital Markets: 3.95%
Evercore Partners Incorporated Class A	120,264	6,073,332
LPL Financial Holdings Incorporated	106,901	4,561,466
Stifel Financial Corporation †	93,428	4,534,061
Virtus Investment Partners Incorporated	21,604	3,327,016

		18,495,875

Insurance: 1.11%
Argo Group International Holdings Limited	91,920	5,187,965

REITs: 0.85%
QTS Realty Trust Incorporated Class A «	123,255	4,008,253

Thrifts & Mortgage Finance: 1.13%
Essent Group Limited †	209,854	5,288,321

Health Care: 25.38%

Biotechnology: 7.62%
Alnylam Pharmaceuticals Incorporated †	41,892	4,212,241
AMAG Pharmaceuticals Incorporated †	73,960	2,751,312
Celldex Therapeutics Incorporated «†	154,590	3,135,085
Cepheid Incorporated †	137,380	7,566,890
Exact Sciences Corporation †	183,912	4,564,696
Intrexon Corporation «†	85,827	2,276,990
NPS Pharmaceuticals Incorporated †	98,790	3,277,852

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Portola Pharmaceuticals Incorporated †	97,815	$2,750,558
Tesaro Incorporated «†	97,421	3,361,999
Tetraphase Pharmaceuticals †	67,198	1,774,027

		35,671,650

Health Care Equipment & Supplies: 7.29%
Accuray Incorporated «†	384,328	2,648,020
Analogic Corporation	46,130	3,360,109
Atricure Incorporated †	186,830	3,499,326
Cerus Corporation «†	599,269	2,714,689
DexCom Incorporated †	86,876	4,470,639
Endologix Incorporated †	341,722	4,384,293
Inogen Incorporated †	128,430	3,119,565
Insulet Corporation †	73,149	3,408,012
Nevro Corporation †	48,221	1,301,485
Spectranetics Corporation †	148,384	4,871,447
Veracyte Incorporated «†	56,380	367,598

		34,145,183

Health Care Providers & Services: 5.90%
Adeptus Health Incorporated Class A «†	123,230	3,751,121
AMN Healthcare Services Incorporated †	333,469	5,708,989
Capital Senior Living Corporation †	142,590	3,628,916
Ensign Group Incorporated	84,645	3,336,706
HealthEquity Incorporated †	246,210	6,113,394
LifePoint Hospitals Incorporated †	73,716	5,100,410

		27,639,536

Health Care Technology: 0.70%
Imprivata Incorporated †	70,190	1,039,514
Medidata Solutions Incorporated †	52,122	2,226,131

		3,265,645

Life Sciences Tools & Services: 1.28%
ICON plc ADR †	107,632	5,977,881

Pharmaceuticals: 2.59%
Akorn Incorporated †	124,781	4,999,975
Cempra Holdings Incorporated «†	154,960	2,229,874
Pacira Pharmaceuticals Incorporated †	32,418	3,045,023
Pernix Therapeutics Holdings Incorporated †	181,650	1,883,711

		12,158,583

Industrials: 13.66%

Aerospace & Defense: 1.66%
Astronics Corporation	82,778	4,057,778
Esterline Technologies Corporation †	31,301	3,719,498

		7,777,276

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Air Freight & Logistics: 0.96%
Hub Group Incorporated Class A †	118,989	$4,476,366

Building Products: 2.79%
A.O. Smith Corporation	93,439	5,039,165
NCI Building Systems Incorporated †	228,674	4,267,057
PGT Incorporated †	399,440	3,758,730

		13,064,952

Commercial Services & Supplies: 2.95%
Copart Incorporated †	126,200	4,586,108
Kar Auction Services Incorporated	140,880	4,881,492
TrueBlue Incorporated †	189,500	4,349,025

		13,816,625

Machinery: 0.98%
Wabash National Corporation †	425,898	4,595,439

Professional Services: 1.54%
On Assignment Incorporated †	175,604	5,396,311
RPX Corporation †	137,685	1,806,427

		7,202,738

Road & Rail: 2.28%
Genesee & Wyoming Incorporated Class A †	36,187	3,567,676
Roadrunner Transportation Systems Incorporated †	126,907	2,856,677
Swift Transportation Company †	146,206	4,250,208

		10,674,561

Trading Companies & Distributors: 0.50%
MSC Industrial Direct Company	30,090	2,337,090

Information Technology: 24.22%

Communications Equipment: 2.41%
Infinera Corporation †	255,452	3,481,811
Palo Alto Networks Incorporated †	38,013	4,675,599
Riverbed Technology Incorporated †	151,647	3,135,302

		11,292,712

Electronic Equipment, Instruments & Components: 1.05%
OSI Systems Incorporated †	69,616	4,912,801

Internet Software & Services: 5.00%
Benefitfocus Incorporated «†	96,160	2,604,974
Cornerstone OnDemand Incorporated «†	124,730	3,962,672
Everyday Health Incorporated «†	205,800	2,663,052
Marketo Incorporated «†	126,480	4,042,301
Pandora Media Incorporated †	161,360	3,172,338
TrueCar Incorporated «†	225,860	4,327,478
Zillow Incorporated Class A †	22,431	2,654,933

		23,427,748

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	69

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 3.31%
EVERTEC Incorporated	169,099	$3,726,942
InterXion Holding NV †	122,524	3,414,744
Maximus Incorporated	78,110	4,092,183
Vantiv Incorporated Class A †	126,080	4,253,939

		15,487,808

Semiconductors & Semiconductor Equipment: 5.94%
Applied Micro Circuits Corporation †	369,397	2,183,136
Exar Corporation †	242,611	2,215,038
Microsemi Corporation †	133,838	3,640,394
Nanometrics Incorporated †	169,769	2,519,372
Semtech Corporation †	125,453	3,194,033
Spansion Incorporated Class A †	230,065	5,376,619
Synaptics Incorporated †	53,852	3,392,137
Teradyne Incorporated	265,927	5,278,651

		27,799,380

Software: 6.51%
Bottomline Technologies Incorporated †	120,610	2,957,357
Cadence Design Systems Incorporated †	289,902	5,470,451
PTC Incorporated †	126,776	4,953,138
Qlik Technologies Incorporated †	155,053	4,780,284
SS&C Technologies Holdings	137,313	6,941,172
Synchronoss Technologies Incorporated †	58,060	2,486,710
Ultimate Software Group Incorporated †	19,721	2,903,720

		30,492,832

Materials: 4.35%

Chemicals: 2.05%
Calgon Carbon Corporation †	198,459	4,050,548
Flotek Industries Incorporated †	142,017	2,766,491
Methanex Corporation	54,136	2,796,666

		9,613,705

Metals & Mining: 1.41%
Constellium NV Class A †	184,859	2,911,529
Steel Dynamics Incorporated	163,941	3,695,230

		6,606,759

Paper & Forest Products: 0.89%
Boise Cascade Company †	116,677	4,164,202

Total Common Stocks (Cost $377,232,425)		450,161,995

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 13.93%

Investment Companies: 13.93%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	48,391,400	$48,391,400
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	16,841,539	16,841,539

Total Short-Term Investments (Cost $65,232,939)			65,232,939

Total investments in securities (Cost $442,465,364) *	110.06%	515,394,934
Other assets and liabilities, net	(10.06)	(47,111,790)

Total net assets	100.00%	$468,283,144

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $444,521,024 and unrealized gains (losses) consists of:

Gross unrealized gains	$90,430,733
Gross unrealized losses	(19,556,823)

Net unrealized gains	$70,873,910

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.29%

Consumer Discretionary: 16.30%

Auto Components: 2.35%
American Axle & Manufacturing Holdings Incorporated †	130,919	$2,793,811
Dana Holding Corporation	94,200	1,997,040

		4,790,851

Automobiles: 0.76%
Thor Industries Incorporated	26,450	1,554,202

Distributors: 1.29%
Core Mark Holding Company Incorporated	43,818	2,633,900

Diversified Consumer Services: 2.11%
Apollo Group Incorporated Class A †	38,092	1,189,232
Houghton Mifflin Harcourt Company †	72,176	1,387,223
Steiner Leisure Limited †	39,089	1,730,470

		4,306,925

Hotels, Restaurants & Leisure: 1.11%
ClubCorp Holdings Incorporated	114,994	2,266,532

Household Durables: 0.59%
The Ryland Group Incorporated	30,688	1,200,821

Media: 1.14%
Scholastic Corporation	65,393	2,321,452

Specialty Retail: 3.64%
Asbury Automotive Group Incorporated †	24,709	1,870,718
DSW Incorporated Class A	82,288	2,919,578
Francescas Holdings Corporation †	100,030	1,268,380
Rent-A-Center Incorporated	39,399	1,359,266

		7,417,942

Textiles, Apparel & Luxury Goods: 3.31%
G-III Apparel Group Limited †	26,169	2,315,695
Oxford Industries Incorporated	31,997	2,119,161
Vera Bradley Incorporated †«	100,354	2,307,138

		6,741,994

Consumer Staples: 0.79%

Food Products: 0.79%
Post Holdings Incorporated †	40,077	1,603,080

Energy: 2.96%

Oil, Gas & Consumable Fuels: 2.96%
Carrizo Oil & Gas Incorporated †	38,500	1,519,210
Laredo Petroleum Holdings Incorporated †«	94,761	990,252

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy Incorporated †	40,100	$1,183,351
Rex Energy Corporation †«	164,810	1,156,966
Sanchez Energy Corporation †«	105,041	1,185,913

		6,035,692

Financials: 39.15%

Banks: 17.73%
BancorpSouth Incorporated	124,092	2,716,374
BankUnited Incorporated	63,450	1,916,190
City National Corporation	30,254	2,335,306
Columbia Banking System Incorporated	55,735	1,531,040
Great Western Bancorp Incorporated †	97,140	2,172,050
IBERIABANK Corporation	39,117	2,555,122
Independent Bank Group Incorporated	46,923	2,012,997
Investors Bancorp Incorporated	219,394	2,371,649
MB Financial Incorporated	57,448	1,809,612
National Bank Holdings Corporation Class A	111,725	2,148,472
Old National Bancorp	123,274	1,750,491
PrivateBancorp Incorporated	94,397	2,968,786
Square 1 Financial Incorporated †	22,840	488,319
ViewPoint Financial Group Incorporated	76,636	1,827,002
Webster Financial Corporation	67,837	2,134,830
Western Alliance Bancorp †	129,978	3,435,319
Wintrust Financial Corporation	44,177	1,974,270

		36,147,829

Capital Markets: 1.05%
Stifel Financial Corporation †	43,993	2,134,980

Insurance: 7.81%
American Equity Investment Life Holding Company	74,008	1,998,216
AmTrust Financial Services Incorporated	39,156	2,009,486
CNO Financial Group Incorporated	120,410	2,087,909
Employers Holdings Incorporated	93,624	1,898,695
OneBeacon Insurance Group Limited	99,656	1,586,524
Primerica Incorporated	48,663	2,551,401
Selective Insurance Group Incorporated	73,926	1,978,999
Symetra Financial Corporation	79,964	1,811,984

		15,923,214

Real Estate Management & Development: 0.78%
Alexander & Baldwin Incorporated	41,981	1,598,636

REITs: 11.78%
CareTrust REIT Incorporated †	100,624	1,627,090
Cousins Properties Incorporated	174,260	2,132,942
Education Realty Trust Incorporated	245,042	2,852,289
Gramercy Property Trust Incorporated «	308,200	1,818,380
Parkway Properties Incorporated	103,997	2,025,862

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	73

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs (continued)
Pebblebrook Hotel Trust	61,092	$2,637,342
Physicians Realty Trust	134,300	2,076,278
Ramco-Gershenson Properties Trust	117,121	2,096,466
Sabra Health Care REIT Incorporated	82,541	2,336,736
STAG Industrial Incorporated	90,459	2,156,543
Sunstone Hotel Investors Incorporated	140,367	2,247,276

		24,007,204

Health Care: 5.62%

Health Care Equipment & Supplies: 1.34%
Alere Incorporated †	68,497	2,732,345

Health Care Providers & Services: 4.28%
Ensign Group Incorporated	61,144	2,410,296
Health Net Incorporated †	64,163	3,296,695
WellCare Health Plans Incorporated †	41,013	3,024,299

		8,731,290

Industrials: 9.77%

Air Freight & Logistics: 1.09%
Atlas Air Worldwide Holdings Incorporated †	48,655	2,221,101

Commercial Services & Supplies: 3.04%
ACCO Brands Corporation †	255,684	2,239,792
Quad Graphics Incorporated	89,777	1,949,059
United Stationers Incorporated	49,119	2,016,826

		6,205,677

Construction & Engineering: 0.97%
Tutor Perini Corporation †	78,095	1,971,899

Machinery: 0.97%
Briggs & Stratton Corporation	67,031	1,343,972
Global Brass & Copper Holdings Incorporated	51,986	636,829

		1,980,801

Professional Services: 1.65%
FTI Consulting Incorporated †	66,881	2,592,976
Hill International Incorporated †	211,016	770,208

		3,363,184

Road & Rail: 1.36%
Quality Distribution Incorporated †	133,277	1,608,653
Universal Truckload Services	42,306	1,161,723

		2,770,376

Trading Companies & Distributors: 0.69%
TAL International Group Incorporated «	31,909	1,410,059

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Information Technology: 11.91%

Communications Equipment: 2.05%
ARRIS Group Incorporated †	95,933	$2,855,925
Extreme Networks Incorporated †	367,680	1,331,002

		4,186,927

Electronic Equipment, Instruments & Components: 5.04%
Celestica Incorporated †	184,936	1,989,911
Itron Incorporated †	46,834	1,892,094
Plexus Corporation †	52,721	2,056,646
Sanmina Corporation †	95,180	2,341,428
Tech Data Corporation †	31,958	1,991,942

		10,272,021

Semiconductors & Semiconductor Equipment: 2.14%
Advanced Energy Industries Incorporated †	114,315	2,335,455
Photronics Incorporated †	113,925	1,027,604
Xcerra Corporation †	124,511	997,333

		4,360,392

Software: 1.53%
EPIQ Systems Incorporated	97,481	1,495,359
Mentor Graphics Corporation	73,693	1,636,722

		3,132,081

Technology Hardware, Storage & Peripherals: 1.15%
QLogic Corporation †	202,559	2,337,531

Materials: 4.42%

Chemicals: 1.37%
Chemtura Corporation †	85,113	1,983,133
Zep Incorporated	59,452	809,142

		2,792,275

Metals & Mining: 3.05%
Commercial Metals Company	110,219	1,800,978
Horsehead Holding Corporation †	153,518	2,397,951
Suncoke Energy Incorporated	99,083	2,014,357

		6,213,286

Telecommunication Services: 0.50%

Diversified Telecommunication Services: 0.50%
ORBCOMM Incorporated †	157,260	1,019,045

Utilities: 4.87%

Electric Utilities: 4.87%
El Paso Electric Company	60,431	2,286,104
PNM Resources Incorporated	82,597	2,392,009

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	75

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Electric Utilities (continued)
Portland General Electric Company			73,294	$2,702,350
UIL Holdings Corporation			64,000	2,547,202

				9,927,665

Total Common Stocks (Cost $153,876,536)				196,313,209

		Expiration date

Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	6,201

Total Warrants (Cost $0)				6,201

	Yield
Short-Term Investments: 6.76%

Investment Companies: 6.76%
Securities Lending Cash Investments, LLC (u)(l)(r)	0.12%		6,184,225	6,184,225
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08		7,594,762	7,594,762

Total Short-Term Investments (Cost $13,778,987)				13,778,987

Total investments in securities (Cost $167,655,523) *	103.05%	210,098,397
Other assets and liabilities, net	(3.05)	(6,213,944)

Total net assets	100.00%	$203,884,453

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $168,006,920 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,781,875
Gross unrealized losses	(6,690,398)

Net unrealized gains	$42,091,477

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/corebond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 29.23%
FHLMC	0.85-7.50%	8-1-2017 to 1-15-2045	$176,335,247	$185,188,504	6.21%
FHLMC	4.00	11-15-2039	9,514,843	10,261,882	0.34
FHLMC	5.00	8-1-2039	15,552,178	17,550,342	0.59
FNMA	0.00-7.50	9-1-2016 to 12-11-2044	249,631,627	265,832,530	8.89
FNMA	2.50	11-1-2027	14,796,323	15,143,122	0.51
FNMA ±	2.82	11-1-2044	10,766,329	11,168,639	0.37
FNMA	3.00	10-25-2042	17,211,045	17,442,327	0.58
FNMA ±	3.23	4-1-2044	14,871,672	15,580,571	0.52
FNMA %%	3.50	1-14-2045	20,700,000	21,510,210	0.72
FNMA	4.00	3-1-2032	18,152,985	19,574,150	0.65
FNMA %%	4.00	1-14-2045	33,400,000	35,547,514	1.19
FNMA %%	4.50	1-14-2045	37,100,000	40,218,719	1.35
FNMA	5.00	7-1-2041	10,584,486	11,894,460	0.40
FNMA Series 2012-130 Class DC	3.00	12-25-2042	18,092,447	18,335,573	0.61
GNMA	3.50-8.05	7-15-2019 to 12-18-2044	3,287,698	3,455,883	0.11
GNMA %%	3.00	1-21-2045	34,900,000	35,639,581	1.19
GNMA %%	3.50	1-21-2045	67,400,000	70,587,020	2.36
GNMA %%	4.00	12-18-2044	20,500,000	21,987,851	0.74
GNMA %%	4.00	1-21-2045	44,600,000	47,704,571	1.60
Other securities				9,051,151	0.30

Total Agency Securities (Cost $864,562,687)				873,674,600	29.23

Asset-Backed Securities: 15.30%
Ally Auto Receivables Trust	0.63-2.23	2-16-2016 to 1-15-2020	13,585,541	13,615,857	0.45
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	17,815,000	17,875,446	0.60
Capital Auto Receivables Asset Trust	0.46-1.83	6-20-2016 to 3-16-2020	53,424,000	53,681,611	1.80
Chase Issuance Trust	0.52-1.58	7-15-2020 to 8-16-2021	20,081,000	20,050,526	0.67
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	13,959,000	13,986,778	0.47
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.59	9-10-2020	14,099,000	14,126,846	0.47
Citibank Credit Card Issuance Trust Series 2014-A3 Class A3 ±	0.36	5-9-2018	15,918,000	15,918,000	0.53
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	32,537,000	32,764,173	1.10
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	9,567,000	9,664,689	0.32
SLM Student Loan Trust	0.33-2.95	1-25-2018 to 2-15-2046	81,650,356	81,304,077	2.75
Toyota Auto Receivables Owner Trust Series 2014-B Class A2	0.40	12-15-2016	9,637,000	9,632,422	0.32
Other securities				174,866,428	5.82

Total Asset-Backed Securities (Cost $456,083,939)				457,486,853	15.30

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Corporate Bonds and Notes: 18.91%

Consumer Discretionary: 1.47%

Auto Components: 0.06%
Other securities				$1,866,917	0.06%

Automobiles: 0.46%
Other securities				13,740,624	0.46

Hotels, Restaurants & Leisure: 0.08%
Other securities				2,213,359	0.08

Media: 0.69%
Other securities				20,431,905	0.69

Multiline Retail: 0.12%
Other securities				3,663,449	0.12

Specialty Retail: 0.06%
Other securities				1,872,573	0.06

Consumer Staples: 1.15%

Beverages: 0.32%
Other securities				9,711,190	0.32

Food Products: 0.54%
Other securities				16,091,974	0.54

Tobacco: 0.29%
Other securities				8,644,910	0.29

Energy: 2.21%

Energy Equipment & Services: 0.02%
Other securities				759,848	0.02

Oil, Gas & Consumable Fuels: 2.19%
Other securities				65,416,863	2.19

Financials: 7.34%

Banks: 2.87%
Bank of America Corporation	1.50%	10-9-2015	$11,242,000	11,309,171	0.38
Other securities				74,333,179	2.49

				85,642,350	2.87

Capital Markets: 1.23%
Other securities				36,754,181	1.23

Consumer Finance: 1.03%
Other securities				30,924,184	1.03

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Diversified Financial Services: 0.19%
Other securities	$5,732,694	0.19%

Insurance: 0.92%
Other securities	27,633,687	0.92

REITs: 1.10%
Other securities	32,844,870	1.10

Health Care: 1.54%

Biotechnology: 0.58%
Other securities	17,252,876	0.58

Health Care Providers & Services: 0.32%
Other securities	9,584,490	0.32

Life Sciences Tools & Services: 0.25%
Other securities	7,547,238	0.25

Pharmaceuticals: 0.39%
Other securities	11,642,987	0.39

Industrials: 0.72%

Aerospace & Defense: 0.27%
Other securities	7,933,394	0.27

Machinery: 0.06%
Other securities	1,725,506	0.06

Road & Rail: 0.39%
Other securities	11,705,600	0.39

Information Technology: 1.10%

Electronic Equipment, Instruments & Components: 0.15%
Other securities	4,355,384	0.15

IT Services: 0.13%
Other securities	3,748,573	0.13

Semiconductors & Semiconductor Equipment: 0.02%
Other securities	725,092	0.02

Software: 0.32%
Other securities	9,646,263	0.32

Technology Hardware, Storage & Peripherals: 0.48%
Other securities	14,508,523	0.48

Materials: 0.50%

Chemicals: 0.33%
Other securities	9,930,161	0.33

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	79

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Metals & Mining: 0.17%
Other securities				$5,031,707	0.17%

Telecommunication Services: 1.31%

Diversified Telecommunication Services: 1.31%
Verizon Communications Incorporated	1.35-5.15%	6-9-2017 to 11-1-2034	$32,724,000	33,597,214	1.13
Other securities				5,503,246	0.18

				39,100,460	1.31

Utilities: 1.57%

Electric Utilities: 0.89%
Other securities				26,556,052	0.89

Gas Utilities: 0.09%
Other securities				2,608,803	0.09

Multi-Utilities: 0.59%
Other securities				17,718,580	0.59

Total Corporate Bonds and Notes (Cost $550,940,409)				565,267,267	18.91

Municipal Obligations: 0.98%

California: 0.27%
Other securities				8,188,556	0.27

Illinois: 0.05%
Other securities				1,585,771	0.05

Nevada: 0.14%
Other securities				4,240,684	0.14

New Jersey: 0.18%
Other securities				5,407,466	0.18

New York: 0.14%
Other securities				4,024,594	0.14

Ohio: 0.04%
Other securities				1,212,740	0.04

Texas: 0.16%
Other securities				4,763,967	0.16

Total Municipal Obligations (Cost $22,612,089)				29,423,778	0.98

Non-Agency Mortgage Backed Securities: 5.16%
Commercial Mortgage Trust	3.07-4.21	12-10-2044 to 12-10-2047	45,320,000	47,520,293	1.58
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,841,564	12,449,324	0.42
Other securities				94,131,398	3.16

Total Non-Agency Mortgage Backed Securities (Cost $151,195,776)				154,101,015	5.16

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 29.96%
U.S. Treasury Bond	3.13-3.75%	11-15-2041 to 11-15-2043	$7,802,000	$8,920,653	0.30%
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	21,412,044	0.72
U.S. Treasury Bond	3.13	8-15-2044	11,625,000	12,143,580	0.41
U.S. Treasury Bond	3.38	5-15-2044	13,915,000	15,226,057	0.51
U.S. Treasury Bond	3.63	8-15-2043	8,969,000	10,260,393	0.34
U.S. Treasury Bond	3.63	2-15-2044	15,814,000	18,098,380	0.60
U.S. Treasury Note ##	0.38	10-31-2016	9,873,000	9,858,348	0.33
U.S. Treasury Note %%	0.50	11-30-2016	19,946,000	19,949,183	0.67
U.S. Treasury Note	0.63-2.75	8-31-2017 to 11-15-2024	45,891,000	46,638,190	1.56
U.S. Treasury Note	0.63	9-30-2017	56,005,000	55,663,706	1.86
U.S. Treasury Note ##	0.88	5-15-2017	30,714,000	30,853,165	1.03
U.S. Treasury Note	0.88	8-15-2017	139,524,000	139,829,279	4.68
U.S. Treasury Note ##	0.88	10-15-2017	138,683,000	138,845,536	4.64
U.S. Treasury Note	1.00	9-15-2017	12,558,000	12,629,618	0.42
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,638,462	0.32
U.S. Treasury Note	1.50	5-31-2019	20,847,000	20,941,458	0.70
U.S. Treasury Note	1.50	10-31-2019	31,889,000	31,918,912	1.07
U.S. Treasury Note	1.63	3-31-2019	34,453,000	34,840,596	1.16
U.S. Treasury Note	1.63	6-30-2019	26,028,000	26,282,189	0.88
U.S. Treasury Note	1.63	7-31-2019	34,285,000	34,593,016	1.16
U.S. Treasury Note	1.63	8-31-2019	45,236,000	45,607,071	1.53
U.S. Treasury Note %%	1.63	11-30-2019	11,300,000	11,292,093	0.38
U.S. Treasury Note	1.75	9-30-2019	25,287,000	25,622,837	0.86
U.S. Treasury Note	2.00	10-31-2021	20,939,000	21,099,309	0.71
U.S. Treasury Note	2.50	5-15-2024	40,711,000	41,941,856	1.40
U.S. Treasury Note	3.13	4-30-2017	48,591,000	51,464,720	1.72

Total U.S. Treasury Securities (Cost $878,685,604)				895,570,651	29.96

Yankee Corporate Bonds and Notes: 5.21%

Consumer Discretionary: 0.34%

Media: 0.17%
Other securities				4,937,892	0.17

Textiles, Apparel & Luxury Goods: 0.17%
Other securities				5,054,241	0.17

Consumer Staples: 0.16%

Beverages: 0.16%
Other securities				4,784,078	0.16

Energy: 1.22%

Oil, Gas & Consumable Fuels: 1.22%
Other securities				36,574,843	1.22

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	81

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 2.30%

Banks: 1.88%
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.35%	9-8-2019	$10,515,000	$10,531,298	0.35%
Other securities				45,727,296	1.53

				56,258,594	1.88

Consumer Finance: 0.16%
Other securities				4,790,924	0.16

Diversified Financial Services: 0.26%
Other securities				7,608,191	0.26

Health Care: 0.32%

Pharmaceuticals: 0.32%
Other securities				9,694,119	0.32

Information Technology: 0.37%

Internet Software & Services: 0.37%
Other securities				11,104,517	0.37

Materials: 0.17%

Chemicals: 0.05%
Other securities				1,388,576	0.05

Metals & Mining: 0.12%
Other securities				3,633,585	0.12

Telecommunication Services: 0.23%

Diversified Telecommunication Services: 0.08%
Other securities				2,348,995	0.08

Wireless Telecommunication Services: 0.15%
Other securities				4,485,633	0.15

Utilities: 0.10%

Electric Utilities: 0.10%
Other securities				2,969,249	0.10

Total Yankee Corporate Bonds and Notes (Cost $152,240,431)				155,633,437	5.21

Yankee Government Bonds: 1.43%
Other securities				42,692,495	1.43

Total Yankee Government Bonds (Cost $40,387,654)				42,692,495	1.43

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets
Short-Term Investments: 5.50%

Investment Companies: 5.50%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%	747,555	$747,555	0.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08	163,584,955	163,584,955	5.47

			164,332,510	5.50

Total Short-Term Investments (Cost $164,332,510)			164,332,510	5.50

Total investments in securities (Cost $3,281,041,099) *			3,338,182,606	111.68%
Other assets and liabilities, net			(349,138,883)	(11.68)

Total net assets			$2,989,043,723	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $3,286,132,910 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,627,009
Gross unrealized losses	(8,577,313)

Net unrealized gains	$52,049,696

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	83

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.45%
FHLMC	3.50%	9-1-2032	$1,235,724	$1,299,196
FHLMC	4.00	4-1-2044	990,110	1,064,680
FHLMC	4.00	8-1-2044	826,471	886,677
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.99	9-25-2029	116,745	123,699
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,263,612	1,505,487
FNMA	2.57	9-1-2019	540,555	557,925
FNMA	2.57	9-1-2019	540,831	558,198
FNMA	2.78	10-1-2020	550,000	571,164
FNMA	3.00	12-1-2032	86,526	89,514
FNMA	3.04	10-1-2022	597,384	623,052
FNMA	3.10	4-1-2021	1,100,000	1,152,824
FNMA	3.12	5-1-2022	556,314	583,613
FNMA	3.31	6-1-2021	550,000	585,430
FNMA	3.50	9-1-2032	2,428,810	2,558,629
FNMA	3.50	10-1-2032	1,142,074	1,203,122
FNMA	3.50	11-1-2042	440,545	459,812
FNMA	3.50	11-1-2042	672,049	701,846
FNMA	3.50	2-1-2043	329,119	343,851
FNMA	5.00	9-1-2033	378,294	420,724
FNMA	5.50	2-1-2036	1,002,178	1,090,804
FNMA Series 2002-90 Class A2	6.50	11-25-2042	526,640	597,797
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	250,269	289,066
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,317,753	2,584,802
FNMA Series 2003-86 Class PT	4.50	9-25-2018	416,830	437,778
FNMA Series 2003-W4 Class 3A ±	6.59	10-25-2042	382,614	437,243
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	1,008,084	1,134,550
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,375,444	1,562,635
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	234,290	274,674
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,300,436	1,537,644
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	555,013	652,544
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,822,740	2,025,004
GNMA	6.50	10-15-2023	38,683	44,111
GNMA	6.50	11-15-2023	23,477	26,798
GNMA	6.50	11-15-2023	17,765	20,258
GNMA	6.50	12-15-2023	30,322	34,577
GNMA	6.50	1-15-2024	59,496	67,844
GNMA	7.00	8-15-2027	130,791	153,135
SBA Series 2006-20B Class 1	5.35	2-1-2026	896,452	973,004
SBA Series 2006-20H Class 1	5.70	8-1-2026	452,817	504,562
SBA Series 2007-20J Class 1	5.57	10-1-2027	930,644	1,048,406
SBA Series 2013-10B Class1	3.64	9-10-2023	917,567	965,818
SBA Series 2013-20A Class 1	2.13	1-1-2033	573,937	560,547
SBA Series 2014-10A Class 1	3.19	3-10-2024	799,197	828,644
SBA Series 2014-20A Class 1	3.46	1-1-2034	490,577	509,141

Total Agency Securities (Cost $31,941,637)				33,650,829

Asset-Backed Securities: 3.51%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	571,670
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	579,118
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	552,479

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48%	11-20-2018	$570,000	$572,407
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	549,594
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	550,000	549,906
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	80,442	81,690
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	550,000	549,757

Total Asset-Backed Securities (Cost $3,990,014)				4,006,621

Corporate Bonds and Notes: 30.57%

Consumer Discretionary: 3.75%

Automobiles: 0.60%
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	264,668
General Motors Company	4.88	10-2-2023	400,000	424,000

				688,668

Diversified Consumer Services: 2.67%
Dartmouth College	4.75	6-1-2019	440,000	493,808
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	207,269
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	847,046
Northwestern University	4.64	12-1-2044	350,000	399,294
Pepperdine University	5.45	8-1-2019	465,000	533,550
The President and Fellows of Harvard College	3.53	10-1-2031	250,000	251,826
The President and Fellows of Harvard College	5.63	10-1-2038	250,000	317,426

				3,050,219

Media: 0.48%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	409,310
Time Warner Incorporated	3.40	6-15-2022	140,000	141,928

				551,238

Consumer Staples: 2.31%

Food & Staples Retailing: 1.02%
CVS Caremark Corporation	4.00	12-5-2023	275,000	291,093
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	524,827
Sysco Corporation	3.50	10-2-2024	250,000	257,129
Wal-Mart Stores Incorporated	5.80	2-15-2018	84,000	96,064

				1,169,113

Food Products: 1.07%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	442,739
Cargill Incorporated 144A	4.31	5-14-2021	419,000	463,259
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	310,164

				1,216,162

Household Products: 0.22%
The Procter & Gamble Company	5.50	2-1-2034	200,000	251,058

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	85

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.09%

Oil, Gas & Consumable Fuels: 1.09%
Chevron Corporation	2.36%	12-5-2022	$120,000	$116,760
Chevron Corporation	3.19	6-24-2023	250,000	257,152
ConocoPhillips Company	3.35	11-15-2024	370,000	375,751
EQT Corporation	8.13	6-1-2019	400,000	489,934

				1,239,597

Financials: 13.94%

Banks: 5.78%
Bank of America Corporation	2.60	1-15-2019	155,000	157,303
Bank of America Corporation	4.00	4-1-2024	700,000	733,147
Chase Capital VI ±	0.86	8-1-2028	1,000,000	852,100
Citigroup Incorporated	6.13	11-21-2017	435,000	490,108
CoreStates Capital Trust II ±144A	0.88	1-15-2027	750,000	652,500
Credit Suisse New York	3.63	9-9-2024	250,000	255,609
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	790,197
National Capital Commerce Incorporated ±(i)	1.22	4-1-2027	400,000	332,000
National City Bank ±	0.60	6-7-2017	250,000	248,760
NTC Capital Trust Series A ±	0.75	1-15-2027	450,000	391,500
Regions Financial Corporation	5.75	6-15-2015	760,000	777,706
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	726,250
US Bancorp	2.95	7-15-2022	200,000	198,743

				6,605,923

Capital Markets: 0.94%
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	85,819
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	231,868
Morgan Stanley	3.70	10-23-2024	100,000	101,717
Morgan Stanley	5.50	7-24-2020	350,000	398,202
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	252,951

				1,070,557

Consumer Finance: 0.14%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	159,506

Diversified Financial Services: 2.60%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	550,457
Deutsche Bank Capital Funding Trust VII ±144A	5.63	1-29-2049	500,000	510,000
General Electric Capital Corporation ±	0.61	5-5-2026	450,000	420,806
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2015	1,500,000	1,488,864

				2,970,127

Insurance: 1.47%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	819,920
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	632,940
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	229,332

				1,682,192

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

REITs: 3.01%
AvalonBay Communities Incorporated	2.95%	9-15-2022	$190,000	$187,742
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,925
Boston Properties LP	3.70	11-15-2018	180,000	191,326
Boston Properties LP	5.88	10-15-2019	200,000	231,040
Duke Realty LP	3.88	10-15-2022	150,000	154,529
Duke Realty LP	6.75	3-15-2020	250,000	297,088
ERP Operation LP	4.63	12-15-2021	470,000	518,918
Liberty Property LP	6.63	10-1-2017	400,000	452,258
Potlatch Corporation	7.50	11-1-2019	160,000	181,600
Realty Income Corporation	4.65	8-1-2023	370,000	399,013
Simon Property Group LP	3.38	10-1-2024	300,000	304,969
UDR Incorporated	4.63	1-10-2022	260,000	282,116
Vornado Realty LP	2.50	6-30-2019	200,000	200,337

				3,442,861

Health Care: 1.30%

Health Care Providers & Services: 0.11%
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	125,213

Life Sciences Tools & Services: 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	151,512

Pharmaceuticals: 1.06%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	243,258
Novartis Capital Corporation	3.40	5-6-2024	370,000	383,908
Roche Holdings Incorporated 144A	3.35	9-30-2024	400,000	413,166
Roche Holdings Incorporated 144A	6.00	3-1-2019	144,000	167,031

				1,207,363

Industrials: 2.39%

Aerospace & Defense: 0.46%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	102,537
Raytheon Company %%	3.15	12-15-2024	240,000	240,953
United Technologies Corporation	3.10	6-1-2022	180,000	184,760

				528,250

Air Freight & Logistics: 0.21%
FedEx Corporation	4.00	1-15-2024	225,000	238,348

Machinery: 0.75%
Deere & Company	2.60	6-8-2022	340,000	337,294
Parker Hannifin Corporation	3.30	11-21-2024	260,000	264,749
Valmont Industries Incorporated	5.00	10-1-2044	260,000	258,388

				860,431

Road & Rail: 0.64%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	100,917
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	152,280

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	87

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC	3.45%	9-15-2021	$250,000	$262,303
Union Pacific Corporation	7.88	1-15-2019	171,000	208,967

				724,467

Transportation Infrastructure: 0.33%
Vessel Management Service	3.43	8-15-2036	372,000	381,604

Information Technology: 1.41%

Communications Equipment: 0.09%
Cisco Systems Incorporated	2.13	3-1-2019	100,000	100,790

Electronic Equipment, Instruments & Components: 0.25%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	288,750

IT Services: 0.55%
Fiserv Incorporated	3.13	10-1-2015	500,000	510,332
Fiserv Incorporated	4.75	6-15-2021	100,000	110,992

				621,324

Software: 0.34%
Oracle Corporation	2.38	1-15-2019	160,000	163,569
Oracle Corporation	3.40	7-8-2024	220,000	226,501

				390,070

Technology Hardware, Storage & Peripherals: 0.18%
Apple Incorporated	2.85	5-6-2021	200,000	205,312

Materials: 1.30%

Chemicals: 0.99%
Ecolab Incorporated	4.35	12-8-2021	330,000	362,416
Valspar Corporation	5.10	8-1-2015	750,000	767,918

				1,130,334

Paper & Forest Products: 0.31%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	354,279

Telecommunication Services: 0.44%

Diversified Telecommunication Services: 0.44%
Verizon Communications Incorporated	3.50	11-1-2024	110,000	110,155
Verizon Communications Incorporated	5.15	9-15-2023	350,000	394,067

				504,222

Utilities: 2.64%

Electric Utilities: 2.46%
Atlantic City Electric Company	7.75	11-15-2018	255,000	310,200
Connecticut Light & Power	5.38	3-1-2017	250,000	273,117
Entergy Texas Incorporated	7.13	2-1-2019	250,000	298,802
Great River Energy 144A	5.83	7-1-2017	397,397	425,725

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
ITC Holdings Corporation	3.65%	6-15-2024	$120,000	$122,397
Kentucky Utilities Company	3.25	11-1-2020	250,000	262,346
Monongahela Power Company 144A	4.10	4-15-2024	380,000	406,755
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	399,615
PacifiCorp	3.60	4-1-2024	300,000	312,982

				2,811,939

Gas Utilities: 0.18%
Southern California Gas Company	3.15	9-15-2024	200,000	202,984

Total Corporate Bonds and Notes (Cost $33,187,226)				34,924,413

Municipal Obligations: 9.32%

Arizona: 1.02%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	239,397
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	928,168

				1,167,565

Arkansas: 0.31%
Arkansas Taxable Amendment 82 Series A (GO)	2.61	7-1-2021	350,000	359,090

California: 0.23%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	265,572

Georgia: 0.52%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	593,235

Indiana: 0.22%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	245,000	250,902

Kentucky: 0.16%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	170,000	177,385

Maryland: 0.26%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	291,276

Massachusetts: 0.87%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40	4-1-2026	400,000	438,792
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	550,460

				989,252

Minnesota: 0.25%
Minnetonka MN Independent School District #276 Series E (GO)	2.55	1-1-2024	290,000	283,756

Missouri: 0.38%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.08	8-27-2029	434,382	436,936

New Hampshire: 0.19%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	220,000	220,810

New Jersey: 1.09%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,242,788

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
North Carolina: 0.34%
Duke University North Carolina Series A (Education Revenue)	5.85%	4-1-2037	$300,000	$392,505

Ohio: 0.34%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	120,000	123,169
Ohio Veterans Compensation (GO)	3.38	10-1-2021	250,000	263,898

				387,067

Oklahoma: 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	393,611

Oregon: 0.31%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	349,115

Texas: 0.77%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	397,781
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	485,050

				882,831

Washington: 0.95%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	262,552
King County WA School District #210 Federal Way Build America Bonds (GO)	4.90	12-1-2022	400,000	441,260
Washington Build America Bonds (GO)	5.09	8-1-2033	325,000	379,792

				1,083,604

West Virginia: 0.48%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	550,930

Wisconsin: 0.29%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO)	6.84	12-1-2028	90,000	112,780
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	210,000	214,032

				326,812

Total Municipal Obligations (Cost $9,999,575)				10,645,042

Non-Agency Mortgage Backed Securities: 13.23%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	506,838	555,949
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	763,248
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	579,074
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.54	6-25-2034	693,786	706,801
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	545,226	564,576
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	557,620
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	581,859
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	583,346
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	212,570
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	213,301
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	6.06	4-15-2045	483,954	491,649
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	570,000	614,217
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A4 144A	4.39	7-15-2046	510,000	561,634
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	530,000	576,071
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	570,397
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	0.84	10-25-2035	764,475	764,504
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	579,418
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	558,052
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	575,336

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50%	10-25-2034	$1,153,177	$1,170,541
Sequoia Mortgage Trust Series 10 Class 1A ±	0.96	10-20-2027	371,155	362,339
Small Business Administration Series 2014-10B Class 1	3.02	9-10-2024	1,140,000	1,165,495
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.66	8-1-2035	500,000	467,905
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.43	5-25-2047	2,181,074	1,341,360

Total Non-Agency Mortgage Backed Securities (Cost $15,818,848)				15,117,262

U.S. Treasury Securities: 5.02%
U.S. Treasury Bond	3.13	8-15-2044	550,000	574,535
U.S. Treasury Bond	3.63	2-15-2044	500,000	572,227
U.S. Treasury Bond	3.88	8-15-2040	375,000	447,539
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,664,305
U.S. Treasury Bond	4.50	2-15-2036	1,134,000	1,474,732

Total U.S. Treasury Securities (Cost $4,637,473)				5,733,338

Yankee Corporate Bonds and Notes: 5.67%

Consumer Discretionary: 0.32%

Media: 0.32%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	365,898

Energy: 2.46%

Energy Equipment & Services: 0.78%
Ensco plc	4.50	10-1-2024	80,000	80,420
Ensco plc	4.70	3-15-2021	200,000	210,163
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	415,231
Weatherford International Limited	4.50	4-15-2022	190,000	188,139

				893,953

Oil, Gas & Consumable Fuels: 1.68%
BP Capital Markets plc	3.81	2-10-2024	110,000	113,188
BP Capital Markets plc	4.50	10-1-2020	350,000	381,776
Petroleos Mexicanos	2.29	2-15-2024	261,250	263,383
Petroleos Mexicanos	2.83	2-15-2024	546,250	563,850
Petroleos Mexicanos	6.38	1-23-2045	250,000	288,038
Statoil ASA	3.25	11-10-2024	310,000	312,057

				1,922,292

Financials: 1.22%

Banks: 0.29%
RaboBank Nederland	4.50	1-11-2021	300,000	332,736

Diversified Financial Services: 0.93%
Shell International Finance BV	3.40	8-12-2023	370,000	385,189
Total Capital International SA	3.70	1-15-2024	200,000	207,803
Tyco Electronics Group SA	3.50	2-3-2022	450,000	465,200

				1,058,192

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	91

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.45%

Aerospace & Defense: 0.45%
BAE Systems plc 144A	4.75%	10-11-2021	$470,000	$517,195

Information Technology: 0.33%

Semiconductors & Semiconductor Equipment: 0.33%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	377,123

Materials: 0.55%

Metals & Mining: 0.55%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	384,792
Teck Resources Limited	3.00	3-1-2019	240,000	239,993

				624,785

Telecommunication Services: 0.34%

Wireless Telecommunication Services: 0.34%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	391,251

Total Yankee Corporate Bonds and Notes (Cost $6,213,795)				6,483,425

Yankee Government Bonds: 0.43%
Hashemite Kingdom of Jordan	2.50	10-30-2020	475,000	487,449

Total Yankee Government Bonds (Cost $475,000)				487,449

	Yield		Shares
Short-Term Investments: 2.21%

Investment Companies: 2.21%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08		2,531,162	2,531,162

Total Short-Term Investments (Cost $2,531,162)				2,531,162

Total investments in securities (Cost $108,794,730) *	99.41%	113,579,541
Other assets and liabilities, net	0.59	679,284

Total net assets	100.00%	$114,258,825

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $108,794,730 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,272,712
Gross unrealized losses	(1,487,901)

Net unrealized gains	$4,784,811

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 99.58%
TIPS	0.13%	4-15-2016	$2,081,216	$2,095,849
TIPS	0.13	4-15-2017	2,378,869	2,409,906
TIPS	0.13	4-15-2018	453,068	457,847
TIPS	0.13	4-15-2019	863,439	868,093
TIPS	0.13	1-15-2022	2,692,224	2,663,199
TIPS	0.13	7-15-2022	2,748,084	2,721,892
TIPS	0.13	1-15-2023	1,448,850	1,422,477
TIPS	0.13	7-15-2024	877,135	855,343
TIPS	0.38	7-15-2023	1,135,308	1,139,388
TIPS	0.63	7-15-2021	2,302,276	2,372,783
TIPS	0.63	1-15-2024	1,025,221	1,044,284
TIPS	0.63	2-15-2043	740,232	685,467
TIPS	0.75	2-15-2042	995,454	955,091
TIPS	1.13	1-15-2021	1,768,163	1,870,246
TIPS	1.25	7-15-2020	1,653,516	1,767,454
TIPS	1.38	7-15-2018	1,335,610	1,420,547
TIPS	1.38	1-15-2020	1,260,313	1,346,368
TIPS	1.38	2-15-2044	801,728	895,054
TIPS	1.63	1-15-2018	613,537	651,404
TIPS	1.75	1-15-2028	886,220	1,011,606
TIPS	1.88	7-15-2019	1,137,076	1,242,610
TIPS	2.00	1-15-2016	947,408	972,943
TIPS	2.00	1-15-2026	995,378	1,154,249
TIPS	2.13	1-15-2019	1,202,874	1,314,892
TIPS	2.13	2-15-2040	390,947	501,970
TIPS	2.13	2-15-2041	592,371	766,056
TIPS	2.38	1-15-2017	944,240	1,004,141
TIPS	2.38	1-15-2025	1,755,223	2,086,658
TIPS	2.38	1-15-2027	849,816	1,027,348
TIPS	2.50	7-15-2016	925,217	975,742
TIPS	2.50	1-15-2029	803,764	1,005,019
TIPS	2.63	7-15-2017	597,199	648,754
TIPS	3.38	4-15-2032	348,657	497,463
TIPS	3.63	4-15-2028	743,183	1,030,470
TIPS	3.88	4-15-2029	680,513	981,746

Total U.S. Treasury Securities (Cost $42,000,296)				43,864,359

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	93

REAL RETURN PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 0.12%

Investment Companies: 0.12%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01%	51,224	$51,224

Total Short-Term Investments (Cost $51,224)			51,224

Total investments in securities (Cost $42,051,520) *	99.70%	43,915,583
Other assets and liabilities, net	0.30	131,758

Total net assets	100.00%	$44,047,341

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $42,051,520 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,401,906
Gross unrealized losses	(537,843)

Net unrealized gains	$1,864,063

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 35.29%
FHLMC	6.00%	7-1-2017	$24,828	$25,779
FHLMC	7.50	7-1-2017	25,705	26,550
FHLMC Series T-54 Class 4A ±	3.03	2-25-2043	511,839	542,918
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	604,102	702,538
FHLMC Series T-63 Class 1A1 ±	1.31	2-25-2045	439,402	452,894
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	451,408	552,758
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	673,248	753,438
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	742,372	884,473
FNMA ±	1.32	10-1-2034	310,528	317,929
FNMA ±	1.32	4-1-2044	225,801	230,649
FNMA ±	1.32	10-1-2044	268,429	274,864
FNMA ±	1.36	4-1-2037	271,511	284,359
FNMA ±	1.75	9-1-2033	194,295	202,044
FNMA ±	1.78	10-1-2033	451,723	474,237
FNMA ±	1.92	4-1-2034	393,035	415,382
FNMA ±	1.93	6-1-2033	364,141	389,973
FNMA ±	1.95	8-1-2035	323,810	341,744
FNMA ±	2.01	12-1-2033	290,081	309,497
FNMA ±	2.03	1-1-2036	199,988	212,620
FNMA ±	2.04	6-1-2033	274,651	286,296
FNMA ±	2.08	7-1-2035	230,352	246,887
FNMA ±	2.20	7-1-2017	7,941	7,990
FNMA	5.50	2-1-2017	66,206	70,250
FNMA	6.50	12-1-2015	74	74
FNMA Series 2003-W4 Class 3A ±	6.59	10-25-2042	319,695	365,341
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	238,347	276,261
FNMA Series 2007-88 Class HC ±	2.31	9-25-2037	304,817	316,268

Total Agency Securities (Cost $8,376,288)				8,964,013

Asset-Backed Securities: 20.72%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	115,000	115,125
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	109,948
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.46	3-20-2017	125,000	125,003
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,401
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	116,134
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	110,000	109,930
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	125,153
Bank of The West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	125,000	125,210
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	110,000	110,025
Capital Auto Receivables Asset Trust Series 2014-1 Class A1A	0.68	5-20-2016	110,000	110,083
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,394
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	110,000	109,892
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	120,138
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	100,000	100,047
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	100,000	99,926
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.42	4-25-2024	110,000	109,323
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	100,000	99,983
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	130,000	130,064
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	100,000	99,999
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	114,000	114,123

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	95

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79%	5-15-2018	$220,000	$220,309
Ford Credit Auto Owner Trust Series 2014-B A3	0.90	10-15-2018	120,000	120,184
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	250,000	250,190
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	70,492	70,549
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,413
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	110,298
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	120,402
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.50	1-25-2045	264,185	258,451
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	110,000	110,102
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	99,921
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	100,000	99,982
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.32	1-20-2036	418,395	415,900
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	125,000	125,551
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	100,000	100,057
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	130,000	130,638
Mercedes-Benz Auto Lease Trust Series 2014-A Class A3	0.68	12-15-2016	115,000	115,086
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	100,000	99,956
Toyota Auto Receivables Owner Trust Series 2013-B Class A3	0.89	7-17-2017	125,000	125,264
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	100,000	100,048
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	110,000	110,061
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	100,000	100,104

Total Asset-Backed Securities (Cost $5,266,829)				5,264,367

Corporate Bonds and Notes: 23.15%

Consumer Discretionary: 2.47%

Automobiles: 0.96%
BMW Bank North America	0.70	7-18-2016	245,000	244,191

Diversified Consumer Services: 0.41%
Stanford University	4.25	5-1-2016	100,000	104,854

Specialty Retail: 1.10%
Home Depot Incorporated	5.40	3-1-2016	110,000	116,567
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	161,660

				278,227

Consumer Staples: 3.73%

Beverages: 1.19%
Anheuser-Busch Companies Incorporated	5.00	1-15-2015	80,000	80,340
Brown-Forman Corporation	2.50	1-15-2016	120,000	122,462
Coca-Cola Company	0.75	3-13-2015	100,000	100,149

				302,951

Food & Staples Retailing: 0.32%
CVS Health Corporation	3.25	5-18-2015	80,000	81,023

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 1.75%
General Mills Incorporated	5.20%	3-17-2015	$150,000	$152,039
Ingredion Incorporated	3.20	11-1-2015	91,000	92,825
Kellogg Company	4.45	5-30-2016	94,000	98,900
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	100,505

				444,269

Household Products: 0.47%
Procter & Gamble Company	4.85	12-15-2015	115,000	120,144

Energy: 0.83%

Oil, Gas & Consumable Fuels: 0.83%
Duke Energy Carolinas LLC	5.30	10-1-2015	125,000	129,920
Phillips 66	1.95	3-5-2015	80,000	80,299

				210,219

Financials: 8.77%

Banks: 3.43%
Ally Bank	0.90	9-18-2015	74,000	74,192
Bank of America Corporation	1.25	1-11-2016	70,000	70,278
Bank of America Corporation	4.50	4-1-2015	80,000	81,045
Branch Banking & Trust Company ±	0.55	9-13-2016	250,000	249,476
Citigroup Incorporated	4.59	12-15-2015	90,000	93,350
Citigroup Incorporated	4.75	5-19-2015	40,000	40,766
HSBC USA Incorporated	2.38	2-13-2015	100,000	100,396
KeyBank NA	4.95	9-15-2015	157,000	162,293

				871,796

Capital Markets: 1.36%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	117,554
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	94,446
Morgan Stanley	3.45	11-2-2015	92,000	94,213
State Street Corporation	2.88	3-7-2016	37,000	38,059

				344,272

Consumer Finance: 2.17%
American Express Credit Corporation	2.75	9-15-2015	77,000	78,369
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,414
Discover Bank	0.85	9-25-2015	125,000	125,270
Sallie Mae Bank	0.85	10-30-2015	175,000	175,361
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	122,949

				552,363

Diversified Financial Services: 0.20%
General Electric Capital Corporation ±	0.88	7-12-2016	50,000	50,403

Insurance: 0.41%
MetLife Global Funding 144A	3.13	1-11-2016	100,000	102,932

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	97

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

REITs: 1.20%
AvalonBay Communities Incorporated	5.70%	3-15-2017	$80,000	$88,039
Boston Properties LP	5.00	6-1-2015	70,000	71,523
Boston Properties LP	5.63	4-15-2015	45,000	45,851
Vornado Realty Trust	4.25	4-1-2015	100,000	100,276

				305,689

Health Care: 1.06%

Life Sciences Tools & Services: 0.70%
Thermo Fisher Scientific Incorporated	5.00	6-1-2015	175,000	178,690

Pharmaceuticals: 0.36%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,326

Industrials: 2.44%

Aerospace & Defense: 0.43%
United Technologies Corporation	4.88	5-1-2015	108,000	110,027

Commercial Services & Supplies: 0.81%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	82,307
Cooper US Incorporated	2.38	1-15-2016	120,000	122,079

				204,386

Electrical Equipment: 0.12%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	30,000	30,752

Industrial Conglomerates: 0.24%
General Electric Company	0.85	10-9-2015	60,000	60,263

Machinery: 0.40%
Caterpillar Incorporated	4.63	6-1-2015	100,000	102,114

Road & Rail: 0.44%
Norfolk Southern Corporation	5.75	1-15-2016	106,000	111,850

Information Technology: 0.35%

Software: 0.35%
Oracle Corporation ±	0.43	7-7-2017	90,000	90,046

Materials: 1.21%

Chemicals: 1.21%
Ecolab Incorporated	2.38	12-8-2014	65,000	65,020
Ecolab Incorporated	4.88	2-15-2015	125,000	126,076
Sherwin-Williams Company	3.13	12-15-2014	115,000	115,111

				306,207

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 2.29%

Electric Utilities: 1.30%
Kentucky Utilities Company	1.63%	11-1-2015	$110,000	$111,030
Sierra Pacific Power Company	6.00	5-15-2016	120,000	128,972
Southern California Edison Company	1.13	5-1-2017	90,000	89,993

				329,995

Gas Utilities: 0.58%
Questar Corporation	2.75	2-1-2016	144,000	147,504

Multi-Utilities: 0.41%
San Diego Gas & Electric Company	5.30	11-15-2015	100,000	104,306

Total Corporate Bonds and Notes (Cost $5,868,947)				5,879,799

Municipal Obligations: 1.43%

Arizona: 0.28%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95	9-1-2016	70,000	70,212

Colorado: 0.40%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73	3-15-2015	100,000	101,051

Maine: 0.75%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	191,843

Total Municipal Obligations (Cost $362,045)				363,106

Non-Agency Mortgage Backed Securities: 4.48%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	99,410	100,176
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	87,852	96,365
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.35	3-15-2026	112,539	111,562
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	125,000	125,042
GE Equipment Transportation LLC Series 2014-1 Class A3	0.97	4-23-2018	120,000	120,177
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	110,165
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	106,290	114,708
SLMA Series 2012-7 Class A1 ±	0.32	2-27-2017	19,860	19,847
SLMA Series 2014-1 Class A1 ±	0.44	5-28-2019	74,390	74,361
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	165,302	165,766
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	100,020

Total Non-Agency Mortgage Backed Securities (Cost $1,142,042)				1,138,189

Yankee Corporate Bonds and Notes: 5.61%

Consumer Staples: 0.43%

Beverages: 0.43%
SABMiller plc 144A	6.50	7-1-2016	100,000	109,479

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	99

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.69%

Oil, Gas & Consumable Fuels: 1.69%
BP Capital Markets plc ±	0.56%	11-6-2015	$100,000	$100,149
Schlumberger SA 144A	2.65	1-15-2016	100,000	102,274
Shell International	3.10	6-28-2015	73,000	74,149
Total Capital SA	2.30	3-15-2016	150,000	153,297

				429,869

Financials: 1.97%

Banks: 1.14%
Barclays Bank plc	2.75	2-23-2015	110,000	110,540
BNP Paribas	3.60	2-23-2016	75,000	77,503
Royal Bank of Canada	0.80	10-30-2015	100,000	100,362

				288,405

Diversified Financial Services: 0.83%
ConocoPhillips Canada Funding Company	5.63	10-15-2016	100,000	109,111
Deutsche Bank AG (London)	3.25	1-11-2016	100,000	102,710

				211,821

Health Care: 0.32%

Health Care Equipment & Supplies: 0.32%
Covidien International Finance SA	1.35	5-29-2015	80,000	80,306

Industrials: 0.67%

Machinery: 0.31%
Pentair Finance SA	1.35	12-1-2015	80,000	80,298

Road & Rail: 0.36%
Canadian National Railway Company	1.45	12-15-2016	90,000	90,953

Materials: 0.53%

Metals & Mining: 0.53%
Rio Tinto Finance USA Limited	1.88	11-2-2015	132,000	133,365

Total Yankee Corporate Bonds and Notes (Cost $1,421,701)				1,424,496

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2014 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 9.76%

Investment Companies: 9.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	2,480,589	2,480,589

Total Short-Term Investments (Cost $2,480,589)			2,480,589

Total investments in securities (Cost $24,918,441) *	100.44%	25,514,559
Other assets and liabilities, net	(0.44)	(110,643)

Total net assets	100.00%	$25,403,916

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $24,918,930 and unrealized gains (losses) consists of:

Gross unrealized gains	$613,252
Gross unrealized losses	(17,623)

Net unrealized gains	$595,629

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

102	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2014 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unffiliated securities (including securities on loan), at value (see cost below)	$310,964,050	$133,173,819
In affiliated securities, at value (see cost below)	24,831,887	3,251,523

Total investments, at value (see cost below)	335,795,937	136,425,342
Cash	21,207	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	1,943,425	340,761
Receivable for dividends	604,712	114,298
Receivable for securities lending income	1,086	532
Prepaid expenses and other assets	2,561	2,947

Total assets	338,368,928	136,883,880

Liabilities
Payable for investments purchased	0	655,678
Payable upon receipt of securities loaned	0	1,815,925
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	178,278	60,737
Professional fees payable	16,958	17,739
Accrued expenses and other liabilities	8,716	7,928

Total liabilities	203,952	2,558,007

Total net assets	$338,164,976	$134,325,873

Investments in unaffiliated securities, at cost	$215,386,586	$87,975,922

Investments in affiliated securities, at cost	$24,831,887	$3,251,523

Total investments, at cost	$240,218,473	$91,227,445

Securities on loan, at value	$0	$1,778,336

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	103

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,114,960,030	$2,810,788,830	$155,769,579	$477,975,923	$87,737,524	$450,161,995	$196,319,410
136,874,464	90,992,556	3,267,843	20,812,181	2,138,692	65,232,939	13,778,987

1,251,834,494	2,901,781,386	159,037,422	498,788,104	89,876,216	515,394,934	210,098,397
0	28,990	0	0	3,689	393,687	0
0	0	55,063	4,178,048	0	0	0
0	166,343	764,583	573,001	284,855	1,585,820	22,974
91,511	6,383,242	122,568	1,791,356	176,754	123,201	102,705
67,854	8,277	5,238	8,917	861	47,786	2,475
8,347	0	6,623	9,115	3,923	6,970	3,672

1,252,002,206	2,908,368,238	159,991,497	505,348,541	90,346,298	517,552,398	210,230,223

263,144	6,816,649	771,940	402,008	1,068,145	556,489	0
130,887,098	15,878,700	1,787,826	14,194,341	404,950	48,391,400	6,184,225
0	107,505	0	0	0	0	0
725,530	196,742	107,687	340,113	47,352	296,191	135,488
18,223	21,955	20,091	11,622	18,872	17,994	17,459
19,275	192,651	20,547	7,079	4,261	7,180	8,598

131,913,270	23,214,202	2,708,091	14,955,163	1,543,580	49,269,254	6,345,770

$1,120,088,936	$2,885,154,036	$157,283,406	$490,393,378	$88,802,718	$468,283,144	$203,884,453

$797,241,970	$1,406,154,669	$120,672,186	$474,823,132	$69,483,953	$377,232,425	$153,876,536

$136,874,464	$71,256,768	$3,267,843	$20,812,181	$2,138,692	$65,232,939	$13,778,987

$934,116,434	$1,477,411,437	$123,940,029	$495,635,313	$71,622,645	$442,465,364	$167,655,523

$127,774,235	$15,509,047	$1,708,610	$13,451,572	$394,849	$47,226,460	$6,024,011

$0	$0	$55,510	$4,477,747	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2014 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,173,850,096	$111,048,379
In affiliated securities, at value (see cost below)	164,332,510	2,531,162

Total investments, at value (see cost below)	3,338,182,606	113,579,541
Cash	717,939	0
Segregated cash	0	0
Receivable for investments sold	459,991,077	143,250
Principal paydown receivable	118,453	0
Receivable for interest	12,074,876	828,436
Receivable for securities lending income	380	0
Prepaid expenses and other assets	5,061	3,341

Total assets	3,811,090,392	114,554,568

Liabilities
Payable for investments purchased	820,351,809	238,505
Payable upon receipt of securities loaned	747,555	0
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	827,141	28,780
Shareholder report expenses payable	4,027	2,220
Custodian and accounting fees payable	88,929	3,857
Professional fees payable	27,208	22,381

Total liabilities	822,046,669	295,743

Total net assets	$2,989,043,723	$114,258,825

Investments in unaffiliated securities, at cost	$3,116,708,589	$106,263,568

Investments in affiliated securities, at cost	$164,332,510	$2,531,162

Total investments, at cost	$3,281,041,099	$108,794,730

Securities on loan, at value	$731,946	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	105

Real Return Portfolio	Stable Income Portfolio

$43,864,359	$23,033,970
51,224	2,480,589

43,915,583	25,514,559
0	0
0	18,000
0	0
0	0
160,282	92,288
0	0
2,497	5,914

44,078,362	25,630,761

0	195,554
0	0
0	4,063
9,762	1,474
1,990	2,267
2,838	3,782
16,431	19,705

31,021	226,845

$44,047,341	$25,403,916

$42,000,296	$22,437,852

$51,224	$2,480,589

$42,051,520	$24,918,441

$0	$0

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends *	$2,952,791	$564,374
Income from affiliated securities	5,107	497
Securities lending income, net	2,949	9,176
Interest	0	0

Total investment income	2,960,847	574,047

Expenses
Advisory fee	1,046,467	438,979
Custody and accounting fees	11,970	12,455
Professional fees	21,960	24,024
Shareholder report expenses	726	690
Trustees’ fees and expenses	5,547	6,445
Other fees and expenses	4,677	2,848

Total expenses	1,091,347	485,441
Less: Fee waivers and/or expense reimbursements	0	(65,304)

Net expenses	1,091,347	420,137

Net investment income (loss)	1,869,500	153,910

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	23,094,390	7,393,125
Affiliated securities	0	0
Futures transactions	0	0

Net realized gains on investments	23,094,390	7,393,125

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,132,467)	3,667,923
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(4,132,467)	3,667,923

Net realized and unrealized gains (losses) on investments	18,961,923	11,061,048

Net increase (decrease) in net assets resulting from operations	$20,831,423	$11,214,958

* Net of foreign dividend withholding taxes in the amount of	$20,746	$651

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	107

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$624,501	$28,243,948	$879,653	$6,450,877	$757,243	$788,155	$1,396,484
5,890	534,595	915	1,849	566	6,680	2,202
333,659	44,926	18,769	155,455	6,389	246,662	23,906
0	278	28	2,789	0	0	0

964,050	28,823,747	899,365	6,610,970	764,198	1,041,497	1,422,592

4,330,904	1,174,627	649,796	2,131,768	292,151	1,588,944	817,710
33,307	79,054	54,322	69,747	6,499	16,838	11,082
23,784	27,282	26,265	28,075	24,128	23,114	22,002
2,391	4,099	1,867	1,884	639	1,411	1,760
6,092	6,093	6,366	6,372	6,556	6,095	6,252
10,481	200,397	11,053	25,291	3,231	3,666	3,021

4,406,959	1,491,552	749,669	2,263,137	333,204	1,640,068	861,827
0	0	0	0	(1,326)	0	0

4,406,959	1,491,552	749,669	2,263,137	331,878	1,640,068	861,827

(3,442,909)	27,332,195	149,696	4,347,833	432,320	(598,571)	560,765

48,390,077	52,004,846	2,894,828	4,321,304	3,929,387	9,808,746	8,398,624
0	834,634	0	0	0	0	0
0	1,606,123	0	0	0	0	0

48,390,077	54,445,603	2,894,828	4,321,304	3,929,387	9,808,746	8,398,624

80,834,486	147,070,069	289,174	(41,305,695)	(649,802)	12,332,831	(7,937,428)
0	1,958,013	0	0	0	0	0
0	752,525	0	0	0	0	0

80,834,486	149,780,607	289,174	(41,305,695)	(649,802)	12,332,831	(7,937,428)

129,224,563	204,226,210	3,184,002	(36,984,391)	3,279,585	22,141,577	461,196

$125,781,654	$231,558,405	$3,333,698	$(32,636,558)	$3,711,905	$21,543,006	$1,021,961

$0	$8,312	$123,755	$662,904	$13,441	$4,747	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest **	$33,167,125	$2,051,454
Securities lending income, net	138,443	968
Income from affiliated securities	40,846	629

Total investment income	33,346,414	2,053,051

Expenses
Advisory fee	5,273,560	226,815
Custody and accounting fees	85,556	6,205
Professional fees	32,629	27,702
Shareholder report expenses	3,758	1,776
Trustees’ fees and expenses	6,095	6,095
Other fees and expenses	32,258	2,268

Total expenses	5,433,856	270,861
Less: Fee waivers and/or expense reimbursements	(358,908)	(50,397)

Net expenses	5,074,948	220,464

Net investment income	28,271,466	1,832,587

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	25,152,081	521,601
Futures transactions	0	0
TBA sale commitments	(2,043)	0

Net realized gain (losses) on investments	25,150,038	521,601

Net change in unrealized gains (losses) on:
Unaffiliated securities	8,723,076	484,836
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	8,723,076	484,836

Net realized and unrealized gains (losses) on investments	33,873,114	1,006,437

Net increase (decrease) in net assets resulting from operations	$62,144,580	$2,839,024

** Net of foreign interest withholding taxes in the amount of	$0	$1,249

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2014 (unaudited)	Wells Fargo Advantage Allocation Funds	109

Real Return Portfolio	Stable Income Portfolio

$460,129	$206,194
0	0
13	677

460,142	206,871

91,084	37,690
4,812	5,398
22,364	24,978
1,207	1,294
6,370	6,355
2,492	4,038

128,329	79,753
(28,455)	(28,809)

99,874	50,944

360,268	155,927

180,621	1,731
(1,641)	(14,336)
0	0

178,980	(12,605)

(826,904)	(37,085)
0	(13,126)

(826,904)	(50,211)

(647,924)	(62,816)

$(287,656)	$93,111

$0	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$1,869,500	$4,519,408
Net realized gains on investments	23,094,390	41,555,935
Net change in unrealized gains (losses) on investments	(4,132,467)	9,188,214

Net increase in net assets resulting from operations	20,831,423	55,263,557

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	21,003,541	24,307,963
Withdrawals	(20,618,443)	(109,777,604)

Net increase (decrease) in net assets resulting from capital share transactions	385,098	(85,469,641)

Total increase (decrease) in net assets	21,216,521	(30,206,084)

Net assets
Beginning of period	316,948,455	347,154,539

End of period	$338,164,976	$316,948,455

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	111

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$153,910	$217,848
Net realized gains on investments	7,393,125	17,206,881
Net change in unrealized gains (losses) on investments	3,667,923	12,006,669

Net increase in net assets resulting from operations	11,214,958	29,431,398

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	257,917	4,540,444
Withdrawals	(20,595,346)	(38,368,891)

Net decrease in net assets resulting from capital share transactions	(20,337,429)	(33,828,447)

Total decrease in net assets	(9,122,471)	(4,397,049)

Net assets
Beginning of period	143,448,344	147,845,393

End of period	$134,325,873	$143,448,344

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment loss	$(3,442,909)	$(7,250,579)
Net realized gains on investments	48,390,077	126,561,844
Net change in unrealized gains (losses) on investments	80,834,486	2,831,625

Net increase in net assets resulting from operations	125,781,654	122,142,890

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	22,755,111	100,196,552
Withdrawals	(124,646,482)	(172,012,866)

Net decrease in net assets resulting from capital share transactions	(101,891,371)	(71,816,314)

Total increase in net assets	23,890,283	50,326,576

Net assets
Beginning of period	1,096,198,653	1,045,872,077

End of period	$1,120,088,936	$1,096,198,653

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	113

	Index Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$27,332,195	$54,636,691
Net realized gains on investments	54,445,603	10,828,401
Net change in unrealized gains (losses) on investments	149,780,607	446,135,782

Net increase in net assets resulting from operations	231,558,405	511,600,874

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	68,698,638	110,111,813
Withdrawals	(252,454,175)	(397,250,633)

Net decrease in net assets resulting from capital share transactions	(183,755,537)	(287,138,820)

Total increase in net assets	47,802,868	224,462,054

Net assets
Beginning of period	2,837,351,168	2,612,889,114

End of period	$2,885,154,036	$2,837,351,168

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$149,696	$1,665,920
Net realized gains on investments	2,894,828	7,645,552
Net change in unrealized gains (losses) on investments	289,174	13,428,833

Net increase in net assets resulting from operations	3,333,698	22,740,305

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	4,575,581	13,505,034
Withdrawals	(6,734,073)	(18,531,879)

Net decrease in net assets resulting from capital share transactions	(2,158,492)	(5,026,845)

Total increase in net assets	1,175,206	17,713,460

Net assets
Beginning of period	156,108,200	138,394,740

End of period	$157,283,406	$156,108,200

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	115

	International Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$4,347,833	$14,388,396
Net realized gains on investments	4,321,304	8,585,816
Net change in unrealized gains (losses) on investments	(41,305,695)	54,753,421

Net increase (decrease) in net assets resulting from operations	(32,636,558)	77,727,633

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	17,007,628	31,602,874
Withdrawals	(6,213,028)	(19,826,023)

Net increase in net assets resulting from capital share transactions	10,794,600	11,776,851

Total increase (decrease) in net assets	(21,841,958)	89,504,484

Net assets
Beginning of period	512,235,336	422,730,852

End of period	$490,393,378	$512,235,336

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$432,320	$971,468
Net realized gains on investments	3,929,387	9,554,727
Net change in unrealized gains (losses) on investments	(649,802)	7,711,461

Net increase in net assets resulting from operations	3,711,905	18,237,656

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	742,073	1,607,068
Withdrawals	(11,701,655)	(22,199,921)

Net decrease in net assets resulting from capital share transactions	(10,959,582)	(20,592,853)

Total decrease in net assets	(7,247,677)	(2,355,197)

Net assets
Beginning of period	96,050,395	98,405,592

End of period	$88,802,718	$96,050,395

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	117

	Small Company Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment loss	$(598,571)	$(977,131)
Net realized gains on investments	9,808,746	25,678,045
Net change in unrealized gains (losses) on investments	12,332,831	21,247,400

Net increase in net assets resulting from operations	21,543,006	45,948,314

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	118,459,319	152,768,112
Withdrawals	(27,634,709)	(39,286,894)

Net increase in net assets resulting from capital share transactions	90,824,610	113,481,218

Total increase in net assets	112,367,616	159,429,532

Net assets
Beginning of period	355,915,528	196,485,996

End of period	$468,283,144	$355,915,528

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$560,765	$1,830,396
Net realized gains on investments	8,398,624	23,264,792
Net change in unrealized gains (losses) on investments	(7,937,428)	9,025,443

Net increase in net assets resulting from operations	1,021,961	34,120,631

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,926,173	18,725,149
Withdrawals	(16,411,190)	(50,335,526)

Net decrease in net assets resulting from capital share transactions	(3,485,017)	(31,610,377)

Total increase (decrease) in net assets	(2,463,056)	2,510,254

Net assets
Beginning of period	206,347,509	203,837,255

End of period	$203,884,453	$206,347,509

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	119

	Core Bond Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$28,271,466	$57,008,763
Net realized gains (losses) on investments	25,150,038	(25,731,456)
Net change in unrealized gains (losses) on investments	8,723,076	45,003,848

Net increase in net assets resulting from operations	62,144,580	76,281,155

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	304,034,567	222,957,263
Withdrawals	(273,677,183)	(751,133,453)

Net increase (decrease) in net assets resulting from capital share transactions	30,357,384	(528,176,190)

Total increase (decrease) in net assets	92,501,964	(451,895,035)

Net assets
Beginning of period	2,896,541,759	3,348,436,794

End of period	$2,989,043,723	$2,896,541,759

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$1,832,587	$3,708,418
Net realized gains (losses) on investments	521,601	(2,367,336)
Net change in unrealized gains (losses) on investments	484,836	2,165,201

Net increase in net assets resulting from operations	2,839,024	3,506,283

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,617,707	21,095,774
Withdrawals	(7,695,914)	(21,367,204)

Net decrease in net assets resulting from capital share transactions	(1,078,207)	(271,430)

Total increase in net assets	1,760,817	3,234,853

Net assets
Beginning of period	112,498,008	109,263,155

End of period	$114,258,825	$112,498,008

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	121

	Real Return Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$360,268	$781,968
Net realized gains on investments	178,980	518,616
Net change in unrealized gains (losses) on investments	(826,904)	(2,086,498)

Net decrease in net assets resulting from operations	(287,656)	(785,914)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,260,422	5,773,010
Withdrawals	(5,125,842)	(24,418,897)

Net decrease in net assets resulting from capital share transactions	(2,865,420)	(18,645,887)

Total decrease in net assets	(3,153,076)	(19,431,801)

Net assets
Beginning of period	47,200,417	66,632,218

End of period	$44,047,341	$47,200,417

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$155,927	$346,645
Net realized losses on investments	(12,605)	(3,556)
Net change in unrealized gains (losses) on investments	(50,211)	20,195

Net increase in net assets resulting from operations	93,111	363,284

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,119,538	4,319,001
Withdrawals	(617,267)	(3,937,958)

Net increase in net assets resulting from capital share transactions	502,271	381,043

Total increase in net assets	595,382	744,327

Net assets
Beginning of period	24,808,534	24,064,207

End of period	$25,403,916	$24,808,534

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	123

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Six months ended November 30, 2014 (unaudited)	1.16%	0.68%	0.68%	6.60%	17%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
Year ended May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
Year ended September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
Year ended September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2014 (unaudited)	0.23%	0.72%	0.62%	8.68%	23%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
Year ended May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
Year ended September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
Year ended September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%

Emerging Growth Portfolio
Six months ended November 30, 2014 (unaudited)	(0.62)%	0.80%	0.80%	11.98%	26%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
Year ended May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
Year ended September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
Year ended September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%

Index Portfolio
Six months ended November 30, 2014 (unaudited)	1.95%	0.11%	0.11%	8.52%	2%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
Year ended May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
Year ended September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
Year ended September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%

International Growth Portfolio
Six months ended November 30, 2014 (unaudited)	0.20%	0.98%	0.98%	2.09%	25%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
Year ended May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
Year ended September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
Year ended September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%

International Value Portfolio
Six months ended November 30, 2014 (unaudited)	1.73%	0.90%	0.90%	(6.43)%	7%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
Year ended May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
Year ended September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
Year ended September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%

Please see footnotes on page 125.

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Advantage Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Large Company Value Portfolio
Six months ended November 30, 2014 (unaudited)	0.96%	0.74%	0.74%	4.19%	39%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
Year ended May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
Year ended September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
Year ended September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%

Small Company Growth Portfolio
Six months ended November 30, 2014 (unaudited)	(0.30)%	0.83%	0.83%	5.46%	30%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
Year ended May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
Year ended September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
Year ended September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%

Small Company Value Portfolio
Six months ended November 30, 2014 (unaudited)	0.55%	0.84%	0.84%	0.38%	24%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
Year ended May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
Year ended September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
Year ended September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%

Core Bond Portfolio
Six months ended November 30, 2014 (unaudited)	1.95%	0.37%	0.35%	2.13%	286%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
Year ended May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
Year ended May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%

Managed Fixed Income Portfolio
Six months ended November 30, 2014 (unaudited)	3.23%	0.48%	0.39%	2.50%	13%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
Year ended May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
Year ended May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%

Real Return Portfolio
Six months ended November 30, 2014 (unaudited)	1.58%	0.56%	0.44%	(0.65)%	3%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
Year ended May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
Year ended May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%

Please see footnotes on page 125.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	125

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Stable Income Portfolio
Six months ended November 30, 2014 (unaudited)	1.24%	0.63%	0.41%	0.39%	13%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
Year ended May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
Year ended May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Advantage Index Portfolio (“Index Portfolio”), the Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), the Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), the Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio”), the Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), the Wells Fargo Advantage Real Return Portfolio (“Real Return Portfolio”) (formerly, Wells Fargo Advantage Inflation-Protected Bond Portfolio), and the Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	127

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

128	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

When-issued transactions

The Portfolios may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing their investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Portfolios may enter into To Be Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	129

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

130	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$42,500,097	$0	$0	$42,500,097
Consumer staples	35,992,489	0	0	35,992,489
Energy	29,407,489	0	0	29,407,489
Financials	80,741,873	0	0	80,741,873
Health care	46,642,321	0	0	46,642,321
Industrials	31,949,489	0	0	31,949,489
Information technology	22,448,373	0	0	22,448,373
Materials	19,774,604	0	0	19,774,604

Preferred stocks
Consumer staples	1,507,315	0	0	1,507,315

Short-term investments
Investment companies	24,831,887	0	0	24,831,887
Total assets	$335,795,937	$0	$0	$335,795,937
Diversified Large Cap Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$34,369,514	$0	$0	$34,369,514
Consumer staples	5,286,554	0	0	5,286,554
Energy	5,898,125	0	0	5,898,125
Financials	8,492,110	0	0	8,492,110
Health care	21,264,089	0	0	21,264,089
Industrials	15,002,610	0	0	15,002,610
Information technology	37,159,209	0	0	37,159,209
Materials	4,201,052	0	0	4,201,052
Telecommunication	1,500,556	0	0	1,500,556

Short-term investments
Investment companies	1,435,598	1,815,925	0	3,251,523
Total assets	$134,609,417	$1,815,925	$0	$136,425,342
Emerging Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$142,492,106	$0	$0	$142,492,106
Consumer staples	16,499,666	0	0	16,499,666
Energy	32,516,507	0	0	32,516,507
Financials	86,291,617	0	0	86,291,617
Health care	348,224,013	0	0	348,224,013
Industrials	118,632,477	0	0	118,632,477
Information technology	364,694,144	0	0	364,694,144
Materials	5,609,500	0	0	5,609,500

Short-term investments
Investment companies	5,987,366	130,887,098	0	136,874,464
Total assets	$1,120,947,396	$130,887,098	$0	$1,251,834,494

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	131

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$340,482,207	$0	$0	$340,482,207
Consumer staples	281,549,124	0	0	281,549,124
Energy	238,844,080	0	0	238,844,080
Financials	464,060,319	0	0	464,060,319
Health care	408,205,947	0	0	408,205,947
Industrials	297,747,015	0	0	297,747,015
Information technology	568,771,683	0	0	568,771,683
Materials	91,523,247	0	0	91,523,247
Telecommunication services	68,620,168	0	0	68,620,168
Utilities	88,365,228	0	0	88,365,228

Short-term investments
Investment companies	35,068,768	15,878,700	0	50,947,468
U.S. Treasury securities	179,998	2,484,902	0	2,664,900
Total assets	$2,883,417,784	$18,363,602	$0	$2,901,781,386
Liabilities
Futures contracts	$107,505	$0	$0	$107,505
Total liabilities	$107,505	$0	$0	$107,505
International Growth Portfolio
Assets
Investments in:

Common stocks
Belgium	$6,246,315	$0	$0	$6,246,315
Brazil	276,338	0	0	276,338
China	16,433,660	0	0	16,433,660
Denmark	300,679	0	0	300,679
France	9,048,967	0	0	9,048,967
Germany	18,619,765	0	0	18,619,765
Hong Kong	10,056,539	0	0	10,056,539
Ireland	5,639,335	0	0	5,639,335
Japan	23,280,134	0	0	23,280,134
Mexico	4,797,608	0	0	4,797,608
Netherlands	6,996,537	0	0	6,996,537
South Korea	591,785	0	0	591,785
Spain	3,097,829	0	0	3,097,829
Sweden	1,306,046	0	0	1,306,046
Switzerland	13,918,128	0	0	13,918,128
United Kingdom	28,442,832	28,926	0	28,471,758
United States	3,364,188	0	0	3,364,188

Participation notes
United Kingdom	0	1,232,086	0	1,232,086

Preferred stocks
Germany	2,091,882	0	0	2,091,882

Short-term investments
Investment companies	1,480,017	1,787,826	0	3,267,843
Total assets	$155,988,584	$3,048,838	$0	$159,037,422

132	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
International Value Portfolio
Assets
Investments in:

Common stocks
Australia	$27,014,669	$0	$0	$27,014,669
Austria	6,371,621	0	0	6,371,621
Belgium	2,882,203	0	0	2,882,203
Brazil	4,834,284	0	0	4,834,284
Canada	14,282,460	0	0	14,282,460
China	12,063,480	0	0	12,063,480
Czech Republic	1,602,829	0	0	1,602,829
Finland	4,607,457	0	0	4,607,457
France	41,171,510	0	0	41,171,510
Germany	38,576,589	0	0	38,576,589
Hong Kong	9,299,596	0	0	9,299,596
Hungary	59,155	0	0	59,155
India	7,659,525	0	0	7,659,525
Ireland	3,026,529	0	0	3,026,529
Israel	5,629,578	0	0	5,629,578
Italy	6,388,885	0	0	6,388,885
Japan	97,017,609	0	0	97,017,609
Liechtenstein	634,823	0	0	634,823
Netherlands	13,757,049	0	0	13,757,049
Norway	8,113,989	0	0	8,113,989
Poland	2,963,675	0	0	2,963,675
Russia	5,216,958	0	0	5,216,958
Singapore	5,534,728	0	0	5,534,728
South Africa	3,224,974	0	0	3,224,974
South Korea	12,332,599	0	0	12,332,599
Spain	7,495,983	0	0	7,495,983
Sweden	10,895,637	0	0	10,895,637
Switzerland	24,816,570	0	0	24,816,570
Taiwan	2,401,260	0	0	2,401,260
Thailand	3,878,063	0	0	3,878,063
United Kingdom	89,590,278	0	0	89,590,278

Preferred stocks
Brazil	4,607,364	0	0	4,607,364

Rights
Spain	0	23,994	0	23,994

Short-term investments
Investment companies	6,617,840	14,194,341	0	20,812,181
Total assets	$484,569,769	$14,218,335	$0	$498,788,104

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	133

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Large Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$7,755,163	$0	$0	$7,755,163
Consumer staples	4,276,180	0	0	4,276,180
Energy	8,038,409	0	0	8,038,409
Financials	26,069,684	0	0	26,069,684
Health care	12,037,660	0	0	12,037,660
Industrials	10,215,162	0	0	10,215,162
Information technology	11,300,967	0	0	11,300,967
Materials	3,218,719	0	0	3,218,719
Telecommunication services	1,714,924			1,714,924
Utilities	3,110,656	0	0	3,110,656

Short-term investments
Investment companies	1,733,742	404,950	0	2,138,692
Total assets	$89,471,266	$404,950	$0	$89,876,216
Small Company Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$60,694,683	$0	$0	$60,694,683
Consumer staples	7,018,745	0	0	7,018,745
Energy	19,010,001	0	0	19,010,001
Financials	46,837,094	0	0	46,837,094
Health care	118,858,478	0	0	118,858,478
Industrials	63,945,047	0	0	63,945,047
Information technology	113,413,281	0	0	113,413,281
Materials	20,384,666	0	0	20,384,666

Short-term investments
Investment companies	16,841,539	48,391,400	0	65,232,939
Total assets	$467,003,534	$48,391,400	$0	$515,394,934
Small Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$33,234,619	$0	$0	$33,234,619
Consumer staples	1,603,080	0	0	1,603,080
Energy	6,035,692	0	0	6,035,692
Financials	79,811,863	0	0	79,811,863
Health care	11,463,635	0	0	11,463,635
Industrials	19,923,097	0	0	19,923,097
Information technology	24,288,952	0	0	24,288,952
Materials	9,005,561	0	0	9,005,561
Telecommunication services	1,019,045	0	0	1,019,045
Utilities	9,927,665	0	0	9,927,665

Warrants
Health care	0	6,201	0	6,201

Short-term investments
Investment companies	7,594,762	6,184,225	0	13,778,987
Total assets	$203,907,971	$6,190,426	$0	$210,098,397

134	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio
Assets
Investments in:

Agency securities	$0	$873,674,600	$0	$873,674,600

Asset-backed securities	0	457,486,853	0	457,486,853

Corporate bonds and notes	0	565,267,267	0	565,267,267

Municipal obligations	0	29,423,778	0	29,423,778

Non-agency mortgage backed securities	0	154,101,015	0	154,101,015

U.S. Treasury securities	895,570,651	0	0	895,570,651

Yankee corporate bonds and notes	0	155,633,437	0	155,633,437

Yankee government bonds	0	42,692,495	0	42,692,495

Short-term investments
Investment companies	163,584,955	747,555	0	164,332,510
Total assets	$1,059,155,606	$2,279,027,000	$0	$3,338,182,606
Managed Fixed Income Portfolio
Assets
Investments in:

Agency securities	$0	$33,650,829	$0	$33,650,829

Asset-backed securities	0	4,006,621	0	4,006,621

Corporate bonds and notes	0	34,924,413	0	34,924,413

Municipal obligations	0	10,645,042	0	10,645,042

Non-agency mortgage backed securities	0	13,775,902	1,341,360	15,117,262

U.S. Treasury securities	5,733,338	0	0	5,733,338

Yankee corporate bonds and notes	0	6,483,425	0	6,483,425

Yankee government bonds	0	487,449	0	487,449

Short-term investments
Investment companies	2,531,162	0	0	2,531,162
Total assets	$8,264,500	$103,973,681	$1,341,360	$113,579,541
Real Return Portfolio
Assets
Investments in:
U.S. Treasury securities	$43,864,359	$0	$0	$43,864,359

Short-term investments
Investment companies	51,224	0	0	51,224
Total assets	$43,915,583	$0	$0	$43,915,583

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	135

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stable Income Portfolio
Assets
Investments in:
Agency securities	$0	$8,964,013	$0	$8,964,013

Asset-backed securities	0	5,264,367	0	5,264,367

Corporate bonds and notes	0	5,879,799	0	5,879,799

Municipal obligations	0	363,106	0	363,106

Non-agency mortgage backed securities	0	1,138,189	0	1,138,189

Yankee corporate bonds and notes	0	1,424,496	0	1,424,496

Short-term investments
Investment companies	2,480,589	0	0	2,480,589
Total assets	$2,480,589	$23,033,970	$0	$25,514,559
Liabilities
Futures contracts	$4,063	$0	$0	$4,063
Total liabilities	$4,063	$0	$0	$4,063

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Managed Fixed Income Portfolio	Non-agency mortgage backed securities

Balance as of May 31, 2014	$1,400,534
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	57,216
Purchases	0
Sales	(116,390)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of November 30, 2014	$1,341,360
Change in unrealized gains (losses) relating to securities still held at November 30, 2014.	$11,778

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

136	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Porfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Porfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and a direct wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management and Phocas Financial Corporation as subadvisers.

The fees for sub-advisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each subadviser’s portion of the Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the six months ended November 30, 2014	Subadviser	Subadvisory Fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	Cooke & Bieler, L.P.	0.45%	0.30%
Diversified Large Cap Growth Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	WellsCap	0.30%	0.20%
Emerging Growth Portfolio	0.80%	0.68%	0.78%	WellsCap	0.55%	0.40%
Index Portfolio	0.10%	0.05%	0.08%	Golden Capital Management, LLC	0.05%	0.02%
International Growth Portfolio	0.85%	0.70%	0.85%	Artisan Partners Limited Partnership	0.80%	0.50%
International Value Portfolio	0.85%	0.70%	0.85%	LSV Asset Management	0.35%	0.30%
Large Company Value Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	Phocas Financial Corporation	0.29%	0.20%
Small Company Growth Portfolio	0.80%	0.68%	0.80%	Peregrine Capital Management, Inc.	0.50%	0.45%
Small Company Value Portfolio	0.80%	0.68%	0.80%	Peregrine Capital Management, Inc.	0.45%	0.40%
Core Bond Portfolio	0.40%	0.30%	0.36%	WellsCap	0.20%	0.10%
Managed Fixed Income Portfolio	0.40%	0.30%	0.40%	Galliard Capital Management, Inc.	0.20%	0.10%
Real Return Portfolio	0.40%	0.30%	0.40%	WellsCap	0.20%	0.10%
Stable Income Portfolio	0.30%	0.225%	0.30%	Galliard Capital Management, Inc.	0.15%	0.05%

1.	Prior to October 1, 2014, Funds Management received an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Portfolio increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	137

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2014 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$50,922,608	$0	$58,360,404
Diversified Large Cap Growth Portfolio	0	30,576,822	0	41,819,044
Emerging Growth Portfolio	0	289,640,396	0	366,303,121
Index Portfolio	0	56,116,557	0	219,537,688
International Growth Portfolio	0	37,678,197	0	39,067,441
International Value Portfolio	0	52,587,974	0	35,289,731
Large Company Value Portfolio	0	34,795,753	0	42,038,264
Small Company Growth Portfolio	0	207,779,771	0	117,145,296
Small Company Value Portfolio	0	47,146,848	0	54,932,659
Core Bond Portfolio	7,725,789,756	1,311,708,402	7,714,390,320	1,209,803,078
Managed Fixed Income Portfolio	3,178,344	15,854,177	10,545,300	4,198,013
Real Return Portfolio	1,433,360	0	4,059,988	0
Stable Income Portfolio	0	3,995,303	0	2,959,500

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2014, Index Portfolio entered into futures contracts to gain market exposure. During the six months ended November 30, 2014, Real Return Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At November 30, 2014, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains (losses)
Index Portfolio	12/18/2014	Jefferies Bache	71 Long	S&P 500 Index	$36,676,825	$1,535,370
Stable Income Portfolio	3/31/2015	JPMorgan	20 Short	5 Year U.S. Treasury Notes	2,389,844	(10,353)

At November 30, 2014, Real Return Portfolio did not have any open futures contracts.

At November 30, 2014, Stable Income Portfolio had segregated $18,000 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the six months ended November 30, 2014 as follows:

	Long contracts	Short contracts
Index Portfolio	$56,300,311	$0
Real Return Portfolio	0	58,023
Stable Income Portfolio	0	2,405,457

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with

138	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged [1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Jefferies Bache	$107,505	$0	$(107,505)	$0
Stable Income Portfolio	Futures – variation margin	JPMorgan	4,063	0	(4,063)	0

1.	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors, countries or geographical regions. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector. Portfolios that focus their investments in particular countries or geographic regions may be particularly susceptible to economic and political events affecting those countries or regions. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector, country and/or geographical composition, as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	139

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

140	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	141

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 56 other funds and Assistant Treasurer of 62 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 62 other funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

142	Wells Fargo Advantage Allocation Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

229720 01-15 SAAFNLD/SAR109 11-14

Wells Fargo Advantage Equity Gateway Funds

Semi-Annual Report

November 30, 2014

■	Wells Fargo Advantage C&B Large Cap Value Fund

■	Wells Fargo Advantage Diversified Equity Fund

■	Wells Fargo Advantage Emerging Growth Fund

■	Wells Fargo Advantage Index Fund

■	Wells Fargo Advantage International Value Fund

■	Wells Fargo Advantage Small Company Growth Fund

■	Wells Fargo Advantage Small Company Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Equity Gateway Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate near zero.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Equity Gateway Funds for the six-month period that ended November 30, 2014. The period was marked by heightened geopolitical uncertainty as the U.S. and Europe continued to confront Russia over Ukraine and as the U.S. and its allies confronted Islamic militants (formerly known as ISIS) in Syria and Iraq. The U.S. stock market outperformed most international markets; the S&P 500 Index1, a proxy for U.S. large-cap stocks, ended the period with an 8.58% gain, while the MSCI EAFE Index (Net)2, a proxy for international developed markets, ended the period with a 5.07% loss.

Major central banks continued to provide liquidity to the markets.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate near zero. This tended to support global markets given the Fed’s role in providing investor liquidity. Throughout most of the reporting period, the FOMC reduced (or tapered) its bond-buying program by $10 billion per month; the FOMC brought the program to an end in late October 2014. Although the FOMC kept its key interest rate near zero, its guidance led investors to expect an interest-rate hike sometime in 2015.

In June 2014, the European Central Bank (ECB) announced a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In September 2014, the ECB cut its key rate to a historic low of 0.05% and increased its negative interest rate. In Japan, the Bank of Japan (BOJ) maintained an aggressive monetary program aimed at combating deflation by doubling the bank’s asset base over two years. In late October 2014, the BOJ deepened its commitment to monetary easing by increasing its asset purchases.

The U.S. market rose against the backdrop of a challenging geopolitical situation and slowing global growth.

Geopolitical events were major negatives throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in late 2013 and continued throughout the reporting period. As of November 2014, most investors believed that the situation would not result in a war. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key Russian trading partner. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies and fears of a prolonged regional war.

Market volatility increased toward the end of the reporting period as renewed fears of slowing global growth took hold and investors began to price in expectations that the FOMC was finally looking to raise short-tem interest rates. Economic news out of Europe was modestly positive during the period. The 28 countries in the European Union did report stronger growth in the third quarter of 2014 than in the second quarter, but the growth rates (less than 1.5% annualized)

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Equity Gateway Funds	3

remained below those of the U.S. Modest European growth combined with expectations of higher U.S. interest rates to send the euro lower during the quarter, pressuring European returns for U.S. dollar–denominated investors. Returns in Asia were dampened by a sluggish Japanese economy as well as a late-period decline in the yen. Among countries in the MSCI EAFE Index (Net), most of the major markets (such as Japan, Germany, and France), ended the period with losses. By contrast, U.S. economic news remained favorable; gross domestic product annualized growth was at least 3.5% in the second and third quarters of 2014, pushing the U.S. stock market to a solid gain.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Modest European growth combined with expectations of higher U.S. interest rates to send the euro lower during the quarter, pressuring European returns for U.S. dollar-denominated investors.

4	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage C&B Large Cap Value Fund1

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Cooke & Bieler, L.P.

Portfolio managers

Steve Lyons, CFA

Michael M. Myers, CFA

Edward W. O’Connor, CFA

R. James O’Neil, CFA

Mehul Trivedi, CFA

William Weber, CFA

Andrew Armstrong, CFA2

Average annual total returns3 (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[4] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[5]
Class A (CBEAX)	7-26-2004	5.56	12.09	5.91	11.99	13.42	6.54	1.31	1.15
Class B (CBEBX)*	7-26-2004	6.15	12.32	5.99	11.15	12.57	5.99	2.06	1.90
Class C (CBECX)	7-26-2004	10.20	12.59	5.75	11.20	12.59	5.75	2.06	1.90
Administrator Class (CBLLX)	7-26-2004	–	–	–	12.20	13.63	6.75	1.15	0.95
Institutional Class (CBLSX)	7-26-2004	–	–	–	12.46	13.92	7.04	0.88	0.70
Investor Class (CBEQX)	5-15-1990	–	–	–	12.01	13.41	6.52	1.37	1.20
Russell 1000® Value Index[6]	–	–	–	–	15.62	15.69	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	5

Wells Fargo Advantage C&B Large Cap Value Fund (continued)

Ten largest long-term holdings[7] (%) as of November 30, 2014
State Street Corporation	3.40
Crown Holdings Incorporated	2.83
JPMorgan Chase & Company	2.70
Omnicom Group Incorporated	2.53
Carnival Corporation	2.38
The Progressive Corporation	2.33
United Parcel Service Incorporated Class B	2.33
Laboratory Corporation of America Holdings	2.26
Johnson & Johnson	2.20
Philip Morris International	2.19

Sector distribution[8] as of November 30, 2014

1.	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2].	Effective February 1, 2015, Andrew Armstrong became co-portfolio manager of the Fund.

3.	Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

4.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

5.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

7.	The ten largest equity holdings are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Sector distribution is subject to change and represents the sector distribution of the affiliated master portfolio which is calculated based on the total long-term investments of the affiliated master portfolio.

6	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Diversified Equity Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA

Erik Sens, CFA

Aldo Ceccarelli, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NVDAX)	5-2-1996	3.55	12.10	5.88	9.87	13.43	6.51	1.43	1.25
Class B (NVDBX)*	5-6-1996	4.05	12.33	5.94	9.05	12.58	5.94	2.18	2.00
Class C (WFDEX)	10-1-1998	8.07	12.59	5.71	9.07	12.59	5.71	2.18	2.00
Administrator Class (NVDEX)	11-11-1994	–	–	–	10.18	13.72	6.77	1.27	1.00
Diversified Equity Composite Index[4]	–	–	–	–	12.79	14.77	7.84	–	–
MSCI EAFE Index (Net)[5]	–	–	–	–	(0.02)	6.38	5.25	–	–
Russell 1000® Growth Index[6]	–	–	–	–	17.50	16.77	9.02	–	–
Russell 1000® Value Index[7]	–	–	–	–	15.62	15.69	7.59	–	–
Russell 2000 Index[8]	–	–	–	–	3.99	16.69	7.78	–	–
S&P 500 Index[9]	–	–	–	–	16.86	15.96	8.06	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	7

Wells Fargo Advantage Diversified Equity Fund (continued)

Ten largest long-term holdings[10] (%) as of November 30, 2014
Apple Incorporated	2.18
Facebook, Incorporated	0.97
JPMorgan Chase & Company	0.97
Exxon Mobil Corporation	0.94
Johnson & Johnson	0.80
Bank of America Corporation	0.77
American Express Company	0.76
Google Incorporated Class C	0.72
Visa Incorporated	0.72
The Procter & Gamble Company	0.71

Sector distribution[11] as of November 30, 2014

1.	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Diversified Equity Composite Index is weighted 25% in the Russell 1000® Value Index, 25% in the S&P 500 Index, 25% in the Russell 1000® Growth Index, 15% in the MSCI EAFE Index (Net), and 10% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

6.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

7.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

8.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

9.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

10.	The ten largest equity holdings are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

11.	Sector distribution is subject to change and represents the sector distribution of the affiliated master portfolios which is calculated based on the total long-term investments of the affiliated master portfolios.

8	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Emerging Growth Fund1

The Fund is closed to new investors2.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Ognar, CFA

Joseph M. Eberhardy, CFA, CPA

Bruce C. Olson, CFA

Average annual total returns3 (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[4] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[5]
Class A (WEMAX)	3-31-2008	(7.65)	17.20	7.45	(2.01)	18.59	8.27	1.39	1.37
Class C (WEMCX)	3-31-2008	(3.74)	17.73	7.48	(2.74)	17.73	7.48	2.14	2.12
Administrator Class (WFGDX)	1-31-2007	–	–	–	(1.87)	18.84	8.51	1.23	1.20
Institutional Class (WEMIX)	3-31-2008	–	–	–	(1.60)	19.19	8.77	0.96	0.90
Investor Class (WFGTX)	1-31-2007	–	–	–	(2.14)	18.55	8.24	1.45	1.40
Russell 2000® Growth Index[6]	–	–	–	–	4.66	18.04	8.05	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	9

Wells Fargo Advantage Emerging Growth Fund (continued)

Ten largest long-term holdings[7] (%) as of November 30, 2014
Acadia Healthcare Company Incorporated	3.53%
MarketAxess Holdings Incorporated	3.50%
Envestnet Incorporated	3.41%
Akorn Incorporated	3.26%
Proofpoint Incorporated	3.14%
SPS Commerce Incorporated	2.80%
ExamWorks Group Incorporated	2.65%
Fiesta Restaurant Group Incorporated	2.51%
PRA Group Incorporated	2.49%
Spectranetics Corporation	2.45%

Sector distribution[8] as of November 30, 2014

1.	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

2.	Please see the Fund’s current Statement of Additional Information for further details.

3.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

5.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

7.	The ten largest equity holdings are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Sector distribution is subject to change and represents the sector distribution of the affiliated master portfolio which is calculated based on the total long-term investments of the affiliated master portfolio.

10	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Index Fund1

Investment objective

The Fund seeks to replicate the total return of S&P 500 Index, before fees and expenses.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Golden Capital Management, LLC

Portfolio managers

John R. Campbell, CFA

Justin Carr, CFA

David Neal, CFA

Average annual total returns2 (%) as of November 30, 2014.

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFILX)*	11-4-1998	9.51	13.98	6.86	16.20	15.34	7.50	0.67	0.56
Class B (WFIMX)*	11-3-1998	10.33	14.24	6.93	15.33	14.48	6.93	1.42	1.31
Class C (WFINX)*	4-30-1999	14.33	14.48	6.69	15.33	14.48	6.69	1.42	1.31
Administrator Class (WFIOX)	2-14-1985	–	–	–	16.56	15.69	7.80	0.36	0.25
Investor Class (WFIRX)	7-16-2010	–	–	–	16.33	15.42	7.56	0.73	0.45
S&P 500 Index[5]	–	–	–	–	16.86	15.96	8.06	–	–
*	Class A, B, and C shares are closed to new investors. Please see the Fund’s current Statement of Additional Information for further details.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	11

Wells Fargo Advantage Index Fund (continued)

Ten largest long-term holdings[6] (%) as of November 30, 2014
Apple Incorporated	4.01
Microsoft Corporation	2.22
Exxon Mobil Corporation	2.17
Johnson & Johnson	1.72
Berkshire Hathaway Incorporated Class B	1.52
General Electric Company	1.50
Wells Fargo & Company	1.46
The Procter & Gamble Company	1.38
JPMorgan Chase & Company	1.27
Verizon Communications Incorporated	1.18

Sector distribution[7] as of November 30, 2014

1.	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

2.	Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Equity Index Fund.

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the affiliated master portfolio which is calculated based on the total long-term investments of the affiliated master portfolio.

12	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage International Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

LSV Asset Management

Portfolio managers

Josef Lakonishok

Puneed Mansharamani, CFA

Menno Vermeulen, CFA

Average annual total returns2 (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFFAX)	10-31-2003	(8.05)	3.69	2.96	(2.44)	4.93	3.57	1.51	1.50
Class B (WFVBX)*	4-8-2005	(8.09)	3.82	3.01	(3.09)	4.16	3.01	2.26	2.25
Class C (WFVCX)	4-8-2005	(4.13)	4.14	2.78	(3.13)	4.14	2.78	2.26	2.25
Administrator Class (WFVDX)	4-8-2005	–	–	–	(2.21)	5.17	3.79	1.35	1.25
Institutional Class (WFVIX)	8-31-2006	–	–	–	(2.03)	5.40	3.96	1.08	1.05
MSCI EAFE Value Index (Net)[5]	–	–	–	–	(0.70)	5.34	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	13

Wells Fargo Advantage International Value Fund (continued)

Ten largest long-term holdings[6] (%) as of November 30, 2014
Royal Dutch Shell plc Class B	2.28
Magna International Incorporated Class A	1.44
AstraZeneca plc	1.37
Nippon Telegraph & Telephone Corporation	1.27
Allianz AG	1.25
Sanofi-Aventis SA	1.21
Daimler AG	1.19
SK Telecom Company Limited	1.15
BP plc	1.13
Resona Holdings Incorporated	1.11

Sector distribution[7] as of November 30, 2014

1.	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

2.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class B and C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Morgan Stanley Capital International Europe, Australasia, and Far East Value Index (Net) (MSCI EAFE Value Index (Net)) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the affiliated master portfolio which is calculated based on the total long-term investments of the affiliated master portfolio.

14	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Small Company Growth Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Peregrine Capital Management, Inc.

Portfolio managers

William A. Grierson, CFA

Daniel J. Hagen, CFA

Robert B. Mersky, CFA

James P. Ross, CFA

Paul E. von Kuster, CFA

Average annual total returns2 (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFSAX)	1-30-2004	1.19	18.46	7.86	7.37	19.87	8.50	1.45	1.40
Class B (WFSBX)*	1-30-2004	1.54	18.78	7.92	6.54	18.98	7.92	2.20	2.15
Class C (WSMCX)	1-30-2004	5.54	19.00	7.70	6.54	19.00	7.70	2.20	2.15
Class R6 (WBHWJ)	10-31-2014	–	–	–	7.85	20.46	8.94	0.97	0.90
Administrator Class (NVSCX)	11-11-1994	–	–	–	7.58	20.17	8.77	1.29	1.20
Institutional Class (WSCGX)	3-31-2008	–	–	–	7.85	20.46	8.94	1.02	0.95
Russell 2000® Growth Index[5]	–	–	–	–	4.66	18.04	8.61	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	15

Wells Fargo Advantage Small Company Growth Fund (continued)

Ten largest long-term holdings[6] (%) as of November 30, 2014
Cepheid Incorporated	1.61
SS&C Technologies Holdings	1.48
HealthEquity Incorporated	1.30
Evercore Partners Incorporated Class A	1.29
ICON plc ADR	1.27
AMN Healthcare Services Incorporated	1.21
Cadence Design Systems Incorporated	1.17
On Assignment Incorporated	1.15
Spansion Incorporated Class A	1.15
Essent Group Limited	1.13

Sector distribution[7] as of November 30, 2014

1.	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

2.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Russell 2000® Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the affiliated master portfolio which is calculated based on the total long-term investments of the affiliated master portfolio.

16	Wells Fargo Advantage Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Advantage Small Company Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Peregrine Capital Management, Inc.

Portfolio managers

Jason R. Ballsrud, CFA

Tasso H. Coin, Jr., CFA

Douglas G. Pugh, CFA

Average annual total returns2 (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (SCVAX)	1-31-2002	(3.89)	14.65	5.91	1.98	16.02	6.54	1.56	1.40
Class B (SCVBX)*	1-31-2002	(3.56)	14.96	6.01	1.44	15.19	6.01	2.31	2.15
Class C (SCVFX)	8-30-2002	0.22	15.14	5.77	1.22	15.14	5.77	2.31	2.15
Administrator Class (SCVIX)	1-31-2002	–	–	–	2.19	16.30	6.83	1.40	1.20
Institutional Class (SCVNX)	7-30-2010	–	–	–	2.38	16.50	6.92	1.13	1.00
Russell 2000® Value Index[5]	–	–	–	–	3.36	15.31	6.85	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Equity Gateway Funds	17

Wells Fargo Advantage Small Company Value Fund (continued)

Ten largest long-term holdings[6] (%) as of November 30, 2014
Western Alliance Bancorp	1.69
Health Net Incorporated	1.62
WellCare Health Plans Incorporated	1.48
PrivateBancorp Incorporated	1.46
DSW Incorporated Class A	1.43
ARRIS Group Incorporated	1.40
Education Realty Trust Incorporated	1.40
American Axle & Manufacturing Holdings Incorporated	1.37
Alere Incorporated	1.34
BancorpSouth Incorporated	1.33

Sector distribution[7] as of November 30, 2014

1.	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

2.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and represents the sector distribution of the affiliated master portfolio which is calculated based on the total long-term investments of the affiliated master portfolio.

18	Wells Fargo Advantage Equity Gateway Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage C&B Large Cap Value Fund	Beginning account value 6-1-2014	Ending account value 11-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,063.39	$5.95	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class B
Actual	$1,000.00	$1,059.31	$9.81	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class C
Actual	$1,000.00	$1,059.41	$9.81	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,064.17	$4.92	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$1,064.78	$3.62	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%
Investor Class
Actual	$1,000.00	$1,063.33	$6.21	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Please see footnote on page 20.

Fund expenses (unaudited)	Wells Fargo Advantage Equity Gateway Funds	19

Wells Fargo Advantage Diversified Equity Fund	Beginning account value 6-1-2014	Ending account value 11-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,052.78	$6.43	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class B
Actual	$1,000.00	$1,049.01	$10.27	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10	2.00%
Class C
Actual	$1,000.00	$1,048.88	$10.27	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10	2.00%
Administrator Class
Actual	$1,000.00	$1,054.19	$5.15	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Wells Fargo Advantage Emerging Growth Fund
Class A
Actual	$1,000.00	$1,116.36	$7.27	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.93	1.37%
Class C
Actual	$1,000.00	$1,112.39	$11.23	2.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.44	$10.71	2.12%
Administrator Class
Actual	$1,000.00	$1,117.33	$6.37	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,119.13	$4.78	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Investor Class
Actual	$1,000.00	$1,115.62	$7.53	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.18	1.42%
Wells Fargo Advantage Index Fund
Class A
Actual	$1,000.00	$1,082.72	$2.92	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.84	0.56%
Class B
Actual	$1,000.00	$1,078.74	$6.83	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Class C
Actual	$1,000.00	$1,078.72	$6.83	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Administrator Class
Actual	$1,000.00	$1,084.56	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
Investor Class
Actual	$1,000.00	$1,083.44	$2.35	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.28	0.45%

Please see footnote on page 20.

20	Wells Fargo Advantage Equity Gateway Funds	Fund expenses (unaudited)

Wells Fargo Advantage International Value Fund	Beginning account value 6-1-2014	Ending account value 11-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$933.33	$7.22	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.54	1.49%
Class B
Actual	$1,000.00	$930.41	$10.50	2.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.19	$10.96	2.17%
Class C
Actual	$1,000.00	$929.42	$10.83	2.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.84	$11.31	2.24%
Administrator Class
Actual	$1,000.00	$934.20	$6.06	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Class
Actual	$1,000.00	$934.98	$5.09	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Wells Fargo Advantage Small Company Growth Fund
Class A
Actual	$1,000.00	$1,051.98	$7.20	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.08	1.40%
Class B
Actual	$1,000.00	$1,047.94	$11.04	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.29	$10.86	2.15%
Class C
Actual	$1,000.00	$1,047.91	$11.04	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.29	$10.86	2.15%
Class R6
Actual	$1,000.00	$1,054.45	$4.58	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51	0.89%
Administrator Class
Actual	$1,000.00	$1,052.90	$6.18	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,054.45	$4.89	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Wells Fargo Advantage Small Company Value Fund
Class A
Actual	$1,000.00	$1,001.00	$7.02	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.08	1.40%
Class B
Actual	$1,000.00	$997.28	$10.76	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.29	$10.86	2.15%
Class C
Actual	$1,000.00	$997.26	$10.76	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.29	$10.86	2.15%
Administrator Class
Actual	$1,000.00	$1,001.95	$6.02	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,002.92	$5.02	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	21

C&B LARGE CAP VALUE FUND

Security name	Value

Investment Companies: 100.09%

Affiliated Master Portfolios: 100.09%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$293,348,438

Total Investment Companies (Cost $211,375,792)	293,348,438

Total investments in securities (Cost $211,375,792) *	100.09%	293,348,438
Other assets and liabilities, net	(0.09)	(250,351)

Total net assets	100.00%	$293,098,087

*	Cost for federal income tax purposes is $218,368,909 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,979,529
Gross unrealized losses	0

Net unrealized gains	$74,979,529

DIVERSIFIED EQUITY FUND

Security name	Value

Investment Companies: 100.04%

Affiliated Master Portfolios: 100.04%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$24,998,363
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	74,891,421
Wells Fargo Advantage Emerging Growth Portfolio	7,423,761
Wells Fargo Advantage Index Portfolio	74,822,041
Wells Fargo Advantage International Growth Portfolio	22,652,763
Wells Fargo Advantage International Value Portfolio	21,353,728
Wells Fargo Advantage Large Company Value Portfolio	49,531,339
Wells Fargo Advantage Small Company Growth Portfolio	7,417,895
Wells Fargo Advantage Small Company Value Portfolio	14,715,430

Total Investment Companies (Cost $220,839,687)	297,806,741

Total investments in securities (Cost $220,839,687) *	100.04%	297,806,741
Other assets and liabilities, net	(0.04)	(119,459)

Total net assets	100.00%	$297,687,282

*	Cost for federal income tax purposes is $228,358,891 and unrealized gains (losses) consists of:

Gross unrealized gains	$69,447,850
Gross unrealized losses	0

Net unrealized gains	$69,447,850

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

EMERGING GROWTH FUND

Security name	Value

Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Emerging Growth Portfolio	$1,035,438,250

Total Investment Companies (Cost $753,368,470)	1,035,438,250

Total investments in securities (Cost $753,368,470) *	100.02%	1,035,438,250
Other assets and liabilities, net	(0.02)	(192,687)

Total net assets	100.00%	$1,035,245,563

*	Cost for federal income tax purposes is $753,368,470 and unrealized gains (losses) consists of:

Gross unrealized gains	$282,069,780
Gross unrealized losses	0

Net unrealized gains	$282,069,780

INDEX FUND

Security name	Value

Investment Companies: 100.01%

Affiliated Master Portfolios: 100.01%
Wells Fargo Advantage Index Portfolio	$2,750,983,436

Total Investment Companies (Cost $1,187,104,443)	2,750,983,436

Total investments in securities (Cost $1,187,104,443) *	100.01%	2,750,983,436
Other assets and liabilities, net	(0.01)	(154,969)

Total net assets	100.00%	$2,750,828,467

*	Cost for federal income tax $1,251,092,178 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,499,891,258
Gross unrealized losses	0

Net unrealized gains	$1,499,891,258

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	23

INTERNATIONAL VALUE FUND

Security name	Value

Investment Companies: 99.76%

Affiliated Master Portfolios: 99.76%
Wells Fargo Advantage International Value Portfolio	$452,112,524

Total Investment Companies (Cost $449,372,369)	452,112,524

Total investments in securities (Cost $449,372,369) *	99.76%	452,112,524
Other assets and liabilities, net	0.24	1,072,024

Total net assets	100.00%	$453,184,548

*	Cost for federal income tax purposes is $449,843,745 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,268,779
Gross unrealized losses	0

Net unrealized gains	$2,268,779

SMALL COMPANY GROWTH FUND

Security name	Value

Investment Companies: 99.88%

Affiliated Master Portfolios: 99.88%
Wells Fargo Advantage Small Company Growth Portfolio	$455,019,528

Total Investment Companies (Cost $428,067,741)	455,019,528

Total investments in securities (Cost $428,067,741) *	99.88%	455,019,528
Other assets and liabilities, net	0.12	560,632

Total net assets	100.00%	$455,580,160

*	Cost for federal income tax purposes is $427,654,365 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,365,163
Gross unrealized losses	0

Net unrealized gains	$27,365,163

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY VALUE FUND

Security name	Value

Investment Companies: 100.08%

Affiliated Master Portfolios: 100.08%
Wells Fargo Advantage Small Company Value Portfolio	$108,038,258

Total Investment Companies (Cost $89,344,400)	108,038,258

Total investments in securities (Cost $89,344,400) *	100.08%	108,038,258
Other assets and liabilities, net	(0.08)	(82,541)

Total net assets	100.00%	$107,955,717

*	Cost for federal income tax purposes is $94,557,495 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,480,763
Gross unrealized losses	0

Net unrealized gains	$13,480,763

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

26	Wells Fargo Advantage Equity Gateway Funds	Statements of assets and liabilities—November 30, 2014 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Assets
Investments in affiliated Master Portfolio(s), at value (see cost below)	$293,348,438	$297,806,741
Receivable for Fund shares sold	69,841	106,896
Prepaid expenses and other assets	30,964	26,720

Total assets	293,449,243	297,940,357

Liabilities
Payable for Fund shares redeemed	259,450	102,841
Advisory fee payable	N/A	247
Distribution fees payable	4,877	2,762
Administration fees payable	13,136	48,199
Shareholder report expenses payable	26,694	23,797
Shareholder servicing fees payable	33,247	61,376
Professional fees payable	9,935	9,139
Accrued expenses and other liabilities	3,817	4,714

Total liabilities	351,156	253,075

Total net assets	$293,098,087	$297,687,282

NET ASSETS CONSIST OF
Paid-in capital	$234,401,263	$196,598,959
Undistributed (accumulated) net investment income (loss)	2,368,778	1,070,089
Accumulated net realized gains (losses) on investments	(25,644,600)	23,051,180
Net unrealized gains on investments	81,972,646	76,967,054

Total net assets	$293,098,087	$297,687,282

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$27,167,451	$82,233,217
Shares outstanding – Class A1	2,130,635	2,382,622
Net asset value per share – Class A	$12.75	$34.51
Maximum offering price per share – Class A2	$13.53	$36.62
Net assets – Class B	$394,061	$334,127
Shares outstanding – Class B1	30,649	10,547
Net asset value per share – Class B	$12.86	$31.68
Net assets – Class C	$7,691,037	$4,127,243
Shares outstanding – Class C1	607,612	127,386
Net asset value per share – Class C	$12.66	$32.40
Net assets – Class R6	N/A	N/A
Shares outstanding – Class R6[1]	N/A	N/A
Net asset value per share – Class R6	N/A	N/A
Net assets – Administrator Class	$58,147,278	$210,992,695
Shares outstanding – Administrator Class[1]	4,553,857	6,093,191
Net asset value per share – Administrator Class	$12.77	$34.63
Net assets – Institutional Class	$129,336,200	N/A
Shares outstanding – Institutional Class[1]	10,085,855	N/A
Net asset value per share – Institutional Class	$12.82	N/A
Net assets – Investor Class	$70,362,060	N/A
Shares outstanding – Investor Class[1]	5,516,261	N/A
Net asset value per share – Investor Class	$12.76	N/A

Investments in affiliated Master Portfolio(s), at cost	$211,375,792	$220,839,687

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	27

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$1,035,438,250	$2,750,983,436	$452,112,524	$455,019,528	$108,038,258
469,444	2,599,001	1,840,763	846,703	50,386
26,894	61,593	22,001	45,208	25,804

1,035,934,588	2,753,644,030	453,975,288	455,911,439	108,114,448

428,713	2,210,036	641,279	224,862	99,416
N/A	N/A	N/A	N/A	N/A
3,044	51,757	556	5,473	1,522
106,537	139,444	25,753	45,818	6,035
56,767	49,781	17,658	7,108	22,687
70,547	314,626	91,693	35,241	18,908
9,936	8,940	9,622	8,873	9,152
13,481	40,979	4,179	3,904	1,011

689,025	2,815,563	790,740	331,279	158,731

$1,035,245,563	$2,750,828,467	$453,184,548	$455,580,160	$107,955,717

$683,377,764	$1,172,793,497	$483,636,555	$408,248,899	$179,364,885
(4,435,665)	40,797,033	12,309,835	(990,843)	81,014
74,233,684	(26,641,056)	(45,501,997)	21,370,317	(90,184,040)
282,069,780	1,563,878,993	2,740,155	26,951,787	18,693,858

$1,035,245,563	$2,750,828,467	$453,184,548	$455,580,160	$107,955,717

$128,427,798	$455,412,105	$5,652,428	$41,587,903	$25,386,384
7,873,565	6,769,030	391,737	1,002,455	1,263,272
$16.31	$67.28	$14.43	$41.49	$20.10
$17.31	$71.38	$15.31	$44.02	$21.33
N/A	$2,884,274	$10,160	$80,003	$31,252
N/A	42,446	703	2,128	1,705
N/A	$67.95	$14.45	$37.60	$18.33
$4,928,303	$82,229,603	$872,043	$9,130,643	$2,414,499
319,266	1,222,267	61,850	239,892	132,538
$15.44	$67.28	$14.10	$38.06	$18.22
N/A	N/A	N/A	$25,233	N/A
N/A	N/A	N/A	582	N/A
N/A	N/A	N/A	$43.38	N/A
$164,462,364	$1,990,686,606	$443,211,011	$128,744,319	$64,502,887
9,927,424	29,341,369	30,887,485	3,008,955	3,142,478
$16.57	$67.85	$14.35	$42.79	$20.53
$695,805,716	N/A	$3,438,906	$276,012,059	$15,620,695
41,154,482	N/A	238,941	6,363,184	757,315
$16.91	N/A	$14.39	$43.38	$20.63
$41,621,382	$219,615,879	N/A	N/A	N/A
2,567,154	3,252,690	N/A	N/A	N/A
$16.21	$67.52	N/A	N/A	N/A

$753,368,470	$1,187,104,443	$449,372,369	$428,067,741	$89,344,400

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Equity Gateway Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$2,544,997	$2,336,036
Securities lending income allocated from affiliated Master Portfolio(s)	2,540	29,042
Interest allocated from affiliated Master Portfolio(s)	0	139
Expenses allocated from affiliated Master Portfolio(s)	(939,069)	(938,681)
Waivers allocated from affiliated Master Portfolio(s)	0	38,210

Total investment income	1,608,468	1,464,746

Expenses
Advisory fee	N/A	385,297
Administration fees
Fund level	69,271	77,059
Class A	35,214	106,057
Class B	538	700
Class C	9,566	5,497
Class R6	N/A	N/A
Administrator Class	27,255	110,944
Institutional Class	46,735	N/A
Investor Class	113,402	N/A
Shareholder servicing fees
Class A	33,860	101,978
Class B	518	674
Class C	9,198	5,285
Administrator Class	68,137	276,850
Investor Class	88,595	N/A
Distribution fees
Class B	1,553	2,020
Class C	27,595	15,856
Custody and accounting fees	5,654	6,756
Professional fees	13,837	14,271
Registration fees	28,130	19,485
Shareholder report expenses	15,297	10,438
Trustees’ fees and expenses	6,095	5,058
Other fees and expenses	5,703	5,538

Total expenses	606,153	1,149,763
Less: Fee waivers and/or expense reimbursements	(222,515)	(383,234)

Net expenses	383,638	766,529

Net investment income (loss)	1,224,830	698,217

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from Master Portfolio(s)	19,666,924	14,033,250
Net change in unrealized gains (losses) on securities transactions allocated from Master Portfolio(s)	(3,258,371)	918,429

Net realized and unrealized gains (losses) on investments	16,408,553	14,951,679

Net increase (decrease) in net assets resulting from operations	$17,633,383	$15,649,896

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio(s) in the amount of	$17,883	$59,143

1.	Class commenced operations on October 31, 2014.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	29

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$583,272	$27,391,416	$5,942,750	$768,742	$745,567
308,722	42,776	143,132	238,376	12,729
0	264	2,568	0	0
(4,077,425)	(1,419,565)	(2,084,291)	(1,584,995)	(459,371)
0	0	0	0	0

(3,185,431)	26,014,891	4,004,159	(577,877)	298,925

N/A	N/A	N/A	N/A	N/A

255,654	666,392	115,750	96,371	27,262
170,931	569,110	8,256	44,206	33,349
N/A	4,005	17	126	59
6,336	102,739	1,181	9,730	3,137
N/A	N/A	N/A	1 [1]	N/A
93,997	971,942	226,476	59,679	33,285
263,096	N/A	1,111	89,814	5,747
64,835	322,874	N/A	N/A	N/A

164,357	547,221	7,938	42,506	32,067
N/A	3,851	17	121	57
6,092	98,787	1,136	9,356	3,016
221,206	967,560	566,190	147,302	82,691
50,653	250,020	N/A	N/A	N/A

N/A	11,552	51	363	169
18,277	296,362	3,407	28,068	9,049
19,633	50,939	8,681	7,805	2,622
13,834	14,831	13,528	14,567	15,387
28,661	27,076	21,802	23,416	27,278
67,995	80,187	15,059	11,650	3,531
6,095	6,554	6,270	5,959	5,794
10,993	31,269	6,420	4,175	4,137

1,462,645	5,023,271	1,003,290	595,215	288,637
(212,411)	(1,795,341)	(184,408)	(78,270)	(70,755)

1,250,234	3,227,930	818,882	516,945	217,882

(4,435,665)	22,786,961	3,185,277	(1,094,822)	81,043

43,667,490	51,338,602	3,607,918	8,806,626	3,919,620
75,860,780	143,273,859	(37,676,432)	12,587,784	(3,648,029)

119,528,270	194,612,461	(34,068,514)	21,394,410	271,591

$115,092,605	$217,399,422	$(30,883,237)	$20,299,588	$352,634

$0	$7,921	$610,393	$4,581	$0

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$1,224,830		$3,085,612
Net realized gains on investments		19,666,924		35,351,897
Net change in unrealized gains (losses) on investments		(3,258,371)		7,968,120

Net increase in net assets resulting from operations		17,633,383		46,405,629

Distributions to shareholders from
Net investment income
Class A		0		(262,151)
Class C		0		(14,618)
Administrator Class		0		(590,027)
Institutional Class		0		(1,663,247)
Investor Class		0		(662,095)

Total distributions to shareholders		0		(3,192,138)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	46,253	561,169	539,769	5,918,250
Class B	2,340	28,086	27,597	307,204
Class C	35,659	434,761	120,833	1,338,476
Administrator Class	637,763	7,812,237	1,141,117	12,475,754
Institutional Class	1,968,521	24,007,153	1,511,868	16,424,182
Investor Class	203,890	2,474,658	1,286,940	14,007,996

		35,318,064		50,471,862

Reinvestment of distributions
Class A	0	0	19,896	226,619
Class C	0	0	1,206	13,739
Administrator Class	0	0	49,911	567,989
Institutional Class	0	0	53,948	615,550
Investor Class	0	0	56,227	640,989

		0		2,064,886

Payment for shares redeemed
Class A	(378,390)	(4,619,537)	(380,906)	(4,228,956)
Class B	(10,318)	(126,979)	(100,896)	(1,115,949)
Class C	(35,740)	(423,676)	(79,887)	(901,364)
Administrator Class	(574,764)	(7,022,868)	(3,555,863)	(38,222,271)
Institutional Class	(587,183)	(7,159,551)	(5,422,972)	(60,984,643)
Investor Class	(760,612)	(9,293,265)	(1,692,398)	(19,118,521)

		(28,645,876)		(124,571,704)

Net increase (decrease) in net assets resulting from capital share transactions		6,672,188		(72,034,956)

Total increase (decrease) in net assets		24,305,571		(28,821,465)

Net assets
Beginning of period		268,792,516		297,613,981

End of period		$293,098,087		$268,792,516

Undistributed net investment income		$2,368,778		$1,143,948

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	31

	Diversified Equity Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$698,217		$2,326,713
Net realized gains on investments		14,033,250		27,396,245
Net change in unrealized gains (losses) on investments		918,429		34,417,583

Net increase in net assets resulting from operations		15,649,896		64,140,541

Distributions to shareholders from
Net investment income
Class A		0		(440,132)
Class C		0		(1,965)
Administrator Class		0		(2,165,310)
Net realized gains
Class A		0		(7,873,191)
Class B		0		(140,781)
Class C		0		(467,437)
Administrator Class		0		(27,105,195)

Total distributions to shareholders		0		(38,194,011)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	29,727	992,908	82,239	2,633,182
Class B	622	19,348	594	17,175
Class C	4,685	147,404	63,161	1,932,663
Administrator Class	210,229	7,032,566	712,239	22,940,594

		8,192,226		27,523,614

Reinvestment of distributions
Class A	0	0	266,289	8,270,615
Class B	0	0	4,929	140,741
Class C	0	0	15,582	455,178
Administrator Class	0	0	927,563	28,904,030

		0		37,770,564

Payment for shares redeemed
Class A	(154,499)	(5,184,021)	(308,926)	(9,931,146)
Class B	(16,757)	(515,041)	(49,913)	(1,478,236)
Class C	(16,265)	(515,585)	(31,320)	(936,132)
Administrator Class	(985,337)	(32,807,717)	(4,218,625)	(136,373,544)

		(39,022,364)		(148,719,058)

Net decrease in net assets resulting from capital share transactions		(30,830,138)		(83,424,880)

Total decrease in net assets		(15,180,242)		(57,478,350)

Net assets
Beginning of period		312,867,524		370,345,874

End of period		$297,687,282		$312,867,524

Undistributed net investment income		$1,070,089		$371,872

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment loss		$(4,435,665)		$(9,470,683)
Net realized gains on investments		43,667,490		114,899,461
Net change in unrealized gains (losses) on investments		75,860,780		1,297,278

Net increase in net assets resulting from operations		115,092,605		106,726,056

Distributions to shareholders from
Net realized gains
Class A		0		(10,269,921)
Class C		0		(411,599)
Administrator Class		0		(15,150,119)
Institutional Class		0		(45,309,414)
Investor Class		0		(3,128,448)

Total distributions to shareholders		0		(74,269,501)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	306,406	4,715,069	1,215,007	19,971,182
Class C	2,261	33,591	23,255	375,134
Administrator Class	1,274,902	20,198,589	3,399,985	55,969,854
Institutional Class	5,613,688	91,169,988	11,734,781	194,573,267
Investor Class	48,271	741,693	213,599	3,417,746

		116,858,930		274,307,183

Reinvestment of distributions
Class A	0	0	632,730	10,066,729
Class C	0	0	24,564	372,642
Administrator Class	0	0	692,543	11,177,638
Institutional Class	0	0	2,659,177	43,663,690
Investor Class	0	0	190,725	3,019,173

		0		68,299,872

Payment for shares redeemed
Class A	(1,359,621)	(21,086,065)	(1,788,965)	(28,888,800)
Class C	(30,028)	(442,385)	(60,896)	(933,953)
Administrator Class	(4,170,064)	(66,993,958)	(5,288,525)	(86,388,323)
Institutional Class	(7,522,892)	(120,615,317)	(11,284,697)	(184,012,808)
Investor Class	(212,737)	(3,244,466)	(366,218)	(5,904,037)

		(212,382,191)		(306,127,921)

Net increase (decrease) in net assets resulting from capital share transactions		(95,523,261)		36,479,134

Total increase in net assets		19,569,344		68,935,689

Net assets
Beginning of period		1,015,676,219		946,740,530

End of period		$1,035,245,563		$1,015,676,219

Accumulated net investment loss		$(4,435,665)		$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	33

	Index Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$22,786,961		$45,212,227
Net realized gains on investments		51,338,602		10,096,457
Net change in unrealized gains (losses) on investments		143,273,859		422,527,154

Net increase in net assets resulting from operations		217,399,422		477,835,838

Distributions to shareholders from
Net investment income
Class A		0		(6,235,208)
Class B		0		(16,846)
Class C		0		(571,085)
Administrator Class		0		(34,265,268)
Investor Class		0		(2,683,486)
Net realized gains
Class A		0		(10,825,854)
Class B		0		(106,025)
Class C		0		(1,912,197)
Administrator Class		0		(49,270,181)
Investor Class		0		(4,280,430)

Total distributions to shareholders		0		(110,166,580)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	219,647	14,034,701	339,026	19,453,975
Class B	34	2,290	658	37,922
Class C	28,569	1,839,001	63,483	3,642,434
Administrator Class	2,654,600	170,941,154	5,517,119	320,679,308
Investor Class	407,069	26,125,962	642,862	37,499,496

		212,943,108		381,313,135

Reinvestment of distributions
Class A	0	0	287,123	16,660,487
Class B	0	0	1,950	114,023
Class C	0	0	25,553	1,485,257
Administrator Class	0	0	1,385,299	80,961,179
Investor Class	0	0	117,761	6,855,338

		0		106,076,284

Payment for shares redeemed
Class A	(410,408)	(26,320,865)	(1,213,639)	(70,493,693)
Class B	(11,753)	(762,703)	(48,381)	(2,792,462)
Class C	(58,884)	(3,741,509)	(133,347)	(7,774,402)
Administrator Class	(5,039,207)	(324,472,381)	(8,899,266)	(522,844,104)
Investor Class	(221,535)	(14,191,699)	(456,474)	(26,647,819)

		(369,489,157)		(630,552,480)

Net decrease in net assets resulting from capital share transactions		(156,546,049)		(143,163,061)

Total increase in net assets		60,853,373		224,506,197

Net assets
Beginning of period		2,689,975,094		2,465,468,897

End of period		$2,750,828,467		$2,689,975,094

Undistributed net investment income		$40,797,033		$18,010,072

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	International Value Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$3,185,277		$11,615,770
Net realized gains on investments		3,607,918		7,858,906
Net change in unrealized gains (losses) on investments		(37,676,432)		49,298,877

Net increase (decrease) in net assets resulting from operations		(30,883,237)		68,773,553

Distributions to shareholders from
Net investment income
Class A		0		(122,245)
Class B		0		(524)
Class C		0		(11,877)
Administrator Class		0		(9,065,141)
Institutional Class		0		(53,689)

Total distributions to shareholders		0		(9,253,476)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	42,657	656,610	106,713	1,564,140
Class C	7,080	101,948	20,601	292,432
Administrator Class	2,936,092	43,853,169	6,250,245	90,362,606
Institutional Class	96,818	1,453,162	16,594	234,997

		46,064,889		92,454,175

Reinvestment of distributions
Class A	0	0	8,117	121,351
Class B	0	0	34	507
Class C	0	0	759	11,169
Administrator Class	0	0	609,788	9,049,258
Institutional Class	0	0	3,616	53,689

		0		9,235,974

Payment for shares redeemed
Class A	(86,146)	(1,322,056)	(121,473)	(1,768,905)
Class B	(907)	(14,040)	(3,623)	(53,008)
Class C	(5,910)	(83,832)	(5,801)	(84,651)
Administrator Class	(1,982,513)	(29,856,675)	(4,884,668)	(70,393,442)
Institutional Class	(11,287)	(164,708)	(12,330)	(179,985)

		(31,441,311)		(72,479,991)

Net increase in net assets resulting from capital share transactions		14,623,578		29,210,158

Total increase (decrease) in net assets		(16,259,659)		88,730,235

Net assets
Beginning of period		469,444,207		380,713,972

End of period		$453,184,548		$469,444,207

Undistributed net investment income		$12,309,835		$9,124,558

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	35

	Small Company Growth Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment loss		$(1,094,822)		$(1,631,254)
Net realized gains on investments		8,806,626		23,430,072
Net change in unrealized gains (losses) on investments		12,587,784		20,251,053

Net increase in net assets resulting from operations		20,299,588		42,049,871

Distributions to shareholders from
Net realized gains
Class A		0		(1,341,163)
Class B		0		(11,323)
Class C		0		(312,608)
Administrator Class		0		(5,754,681)
Institutional Class		0		(5,740,954)

Total distributions to shareholders		0		(13,160,729)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	455,927	18,761,163	616,853	24,225,370
Class B	0	0	1,668	57,600
Class C	76,838	2,850,969	125,263	4,506,947
Class R6	582 [1]	25,000 [1]	N/A	N/A
Administrator Class	1,036,304	42,929,337	830,660	33,624,291
Institutional Class	2,282,667	97,808,788	2,899,490	118,117,387

		162,375,257		180,531,595

Reinvestment of distributions
Class A	0	0	33,483	1,250,264
Class B	0	0	231	7,891
Class C	0	0	7,675	264,852
Administrator Class	0	0	145,665	5,599,351
Institutional Class	0	0	88,199	3,429,182

		0		10,551,540

Payment for shares redeemed
Class A	(223,353)	(9,088,515)	(153,841)	(6,046,560)
Class B	(697)	(25,914)	(4,268)	(151,436)
Class C	(17,185)	(645,467)	(28,111)	(1,003,269)
Administrator Class	(942,407)	(40,074,931)	(863,715)	(34,001,532)
Institutional Class	(454,334)	(19,307,322)	(464,741)	(18,430,611)

		(69,142,149)		(59,633,408)

Net increase in net assets resulting from capital share transactions		93,233,108		131,449,727

Total increase in net assets		113,532,696		160,338,869

Net assets
Beginning of period		342,047,464		181,708,595

End of period		$455,580,160		$342,047,464

Undistributed (accumulated) net investment income (loss)		$(990,843)		$103,979

1.	Class commenced operations on October 31, 2014.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$81,043		$516,488
Net realized gains on investments		3,919,620		11,117,270
Net change in unrealized gains (losses) on investments		(3,648,029)		4,928,346

Net increase in net assets resulting from operations		352,634		16,562,104

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	85,541	1,717,759	399,805	7,560,140
Class B	179	3,340	221	3,721
Class C	20,622	380,920	27,128	471,889
Administrator Class	226,946	4,587,766	521,057	10,002,931
Institutional Class	346,067	6,978,239	201,879	3,915,493

		13,668,024		21,954,174

Payment for shares redeemed
Class A	(142,736)	(2,855,945)	(345,399)	(6,653,511)
Class B	(1,645)	(29,508)	(9,591)	(165,161)
Class C	(8,027)	(144,287)	(22,889)	(399,317)
Administrator Class	(420,408)	(8,592,909)	(661,856)	(12,850,144)
Institutional Class	(170,522)	(3,533,725)	(89,190)	(1,754,912)

		(15,156,374)		(21,823,045)

Net increase (decrease) in net assets resulting from capital share transactions		(1,488,350)		131,129

Total increase (decrease) in net assets		(1,135,716)		16,693,233

Net assets
Beginning of period		109,091,433		92,398,200

End of period		$107,955,717		$109,091,433

Undistributed (overdistributed) net investment income		$81,014		$(29)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

38	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

C&B Large Cap Value Fund	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$11.99	0.04	[5]	0.72	0.00	0.00	$12.75
Year ended May 31, 2014	$10.32	0.09		1.68	(0.10)	0.00	$11.99
Year ended May 31, 2013	$8.13	0.12		2.20	(0.13)	0.00	$10.32
Year ended May 31, 2012	$8.70	0.12		(0.58)	(0.11)	0.00	$8.13
Year ended May 31, 2011[4]	$7.48	0.06		1.26	(0.10)	0.00	$8.70
Year ended September 30, 2010	$7.06	0.08		0.42	(0.08)	0.00	$7.48
Year ended September 30, 2009	$7.69	0.10	[5]	(0.60)	(0.13)	(0.00)[6]	$7.06
Class B
Six months ended November 30, 2014 (unaudited)	$12.14	(0.00)[5,6]		0.72	0.00	0.00	$12.86
Year ended May 31, 2014	$10.43	0.02	[5]	1.69	0.00	0.00	$12.14
Year ended May 31, 2013	$8.16	0.05	[5]	2.22	0.00	0.00	$10.43
Year ended May 31, 2012	$8.68	0.05	[5]	(0.56)	(0.01)	0.00	$8.16
Year ended May 31, 2011[4]	$7.44	0.01		1.26	(0.03)	0.00	$8.68
Year ended September 30, 2010	$7.02	0.03		0.42	(0.03)	0.00	$7.44
Year ended September 30, 2009	$7.61	0.05	[5]	(0.58)	(0.06)	(0.00)[6]	$7.02
Class C
Six months ended November 30, 2014 (unaudited)	$11.95	(0.00)[6]		0.71	0.00	0.00	$12.66
Year ended May 31, 2014	$10.29	0.01		1.67	(0.02)	0.00	$11.95
Year ended May 31, 2013	$8.11	0.04		2.20	(0.06)	0.00	$10.29
Year ended May 31, 2012	$8.66	0.05		(0.56)	(0.04)	0.00	$8.11
Year ended May 31, 2011[4]	$7.43	0.00	[6]	1.27	(0.04)	0.00	$8.66
Year ended September 30, 2010	$7.02	0.02		0.42	(0.03)	0.00	$7.43
Year ended September 30, 2009	$7.60	0.05	[5]	(0.57)	(0.06)	(0.00)[6]	$7.02
Administrator Class
Six months ended November 30, 2014 (unaudited)	$12.00	0.05		0.72	0.00	0.00	$12.77
Year ended May 31, 2014	$10.32	0.12	[5]	1.68	(0.12)	0.00	$12.00
Year ended May 31, 2013	$8.13	0.13	[5]	2.21	(0.15)	0.00	$10.32
Year ended May 31, 2012	$8.69	0.13	[5]	(0.56)	(0.13)	0.00	$8.13
Year ended May 31, 2011[4]	$7.47	0.05	[5]	1.28	(0.11)	0.00	$8.69
Year ended September 30, 2010	$7.06	0.08	[5]	0.42	(0.09)	0.00	$7.47
Year ended September 30, 2009	$7.70	0.11	[5]	(0.60)	(0.15)	(0.00)[6]	$7.06
Institutional Class
Six months ended November 30, 2014 (unaudited)	$12.03	0.07		0.72	0.00	0.00	$12.82
Year ended May 31, 2014	$10.35	0.14		1.69	(0.15)	0.00	$12.03
Year ended May 31, 2013	$8.16	0.17		2.19	(0.17)	0.00	$10.35
Year ended May 31, 2012	$8.73	0.14		(0.56)	(0.15)	0.00	$8.16
Year ended May 31, 2011[4]	$7.51	0.07		1.28	(0.13)	0.00	$8.73
Year ended September 30, 2010	$7.09	0.11	[5]	0.42	(0.11)	0.00	$7.51
Year ended September 30, 2009	$7.75	0.12	[5]	(0.61)	(0.17)	(0.00)[6]	$7.09
Investor Class
Six months ended November 30, 2014 (unaudited)	$12.00	0.03		0.73	0.00	0.00	$12.76
Year ended May 31, 2014	$10.33	0.08		1.69	(0.10)	0.00	$12.00
Year ended May 31, 2013	$8.14	0.10		2.21	(0.12)	0.00	$10.33
Year ended May 31, 2012	$8.70	0.10		(0.56)	(0.10)	0.00	$8.14
Year ended May 31, 2011[4]	$7.46	0.04		1.28	(0.08)	0.00	$8.70
Year ended September 30, 2010	$7.04	0.06		0.44	(0.08)	0.00	$7.46
Year ended September 30, 2009	$7.68	0.09	[5]	(0.59)	(0.14)	(0.00)[6]	$7.04

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

4.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

5.	Calculated based upon average shares outstanding

6.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	39

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.69%	1.29%	1.15%	6.34%	17%	$27,167
0.86%	1.31%	1.15%	17.25%	22%	$29,537
1.25%	1.30%	1.15%	28.82%	18%	$23,571
1.33%	1.30%	1.15%	(5.23)%	21%	$21,380
0.78%	1.31%	1.15%	17.73%	17%	$25,912
0.96%	1.32%	1.15%	7.14%	13%	$31,038
1.66%	1.30%	1.15%	(6.05)%	28%	$33,784

(0.08)%	2.04%	1.90%	5.93%	17%	$394
0.17%	2.06%	1.90%	16.40%	22%	$469
0.57%	2.03%	1.89%	27.82%	18%	$1,167
0.61%	2.05%	1.90%	(5.84)%	21%	$2,418
0.04%	2.06%	1.90%	17.15%	17%	$6,607
0.20%	2.07%	1.90%	6.36%	13%	$6,951
0.91%	2.04%	1.90%	(6.73)%	28%	$8,773

(0.06)%	2.04%	1.90%	5.94%	17%	$7,691
0.11%	2.06%	1.90%	16.39%	22%	$7,262
0.51%	2.05%	1.90%	27.76%	18%	$5,818
0.58%	2.05%	1.90%	(5.81)%	21%	$5,524
0.05%	2.07%	1.90%	17.15%	17%	$7,046
0.21%	2.07%	1.90%	6.29%	13%	$6,607
0.90%	2.04%	1.90%	(6.62)%	28%	$6,852

0.89%	1.13%	0.95%	6.42%	17%	$58,147
1.08%	1.14%	0.95%	17.49%	22%	$53,884
1.48%	1.13%	0.95%	29.09%	18%	$70,727
1.54%	1.13%	0.95%	(4.90)%	21%	$81,999
1.00%	1.15%	0.95%	17.74%	17%	$120,613
1.13%	1.13%	0.95%	7.33%	13%	$114,664
1.89%	1.11%	0.95%	(5.83)%	28%	$222,489

1.14%	0.86%	0.70%	6.48%	17%	$129,336
1.34%	0.88%	0.70%	17.86%	22%	$104,758
1.68%	0.87%	0.70%	29.32%	18%	$130,015
1.78%	0.87%	0.70%	(4.72)%	21%	$96,653
1.25%	0.88%	0.70%	18.16%	17%	$110,061
1.48%	0.88%	0.70%	7.51%	13%	$95,466
2.11%	0.85%	0.70%	(5.62)%	28%	$26,582

0.64%	1.35%	1.20%	6.33%	17%	$70,362
0.81%	1.37%	1.20%	17.17%	22%	$72,882
1.21%	1.36%	1.20%	28.68%	18%	$66,315
1.29%	1.37%	1.20%	(5.17)%	21%	$64,007
0.75%	1.39%	1.20%	17.77%	17%	$86,624
0.87%	1.41%	1.20%	7.15%	13%	$85,256
1.62%	1.40%	1.20%	(6.06)%	28%	$199,654

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

Diversified Equity Fund	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$32.78	0.02		1.71	0.00	0.00	$34.51
Year ended May 31, 2014	$30.65	0.16		5.48	(0.17)	(3.34)	$32.78
Year ended May 31, 2013	$26.08	0.23	[4]	6.14	(0.24)	(1.56)	$30.65
Year ended May 31, 2012	$29.71	0.15		(2.01)	(0.18)	(1.59)	$26.08
Year ended May 31, 2011[5]	$24.89	0.12		4.85	(0.15)	0.00	$29.71
Year ended September 30, 2010	$23.41	0.18		1.66	(0.36)	0.00	$24.89
Year ended September 30, 2009	$27.70	0.23	[4]	(2.30)	(0.26)	(1.96)	$23.41
Class B
Six months ended November 30, 2014 (unaudited)	$30.20	(0.08)[4]		1.56	0.00	0.00	$31.68
Year ended May 31, 2014	$28.54	(0.10)[4]		5.10	0.00	(3.34)	$30.20
Year ended May 31, 2013	$24.36	0.01	[4]	5.73	0.00	(1.56)	$28.54
Year ended May 31, 2012	$27.87	(0.01)[4]		(1.91)	0.00	(1.59)	$24.36
Year ended May 31, 2011[5]	$23.35	(0.05)[4]		4.57	0.00	0.00	$27.87
Year ended September 30, 2010	$21.96	(0.01)[4]		1.57	(0.17)	0.00	$23.35
Year ended September 30, 2009	$26.00	0.08	[4]	(2.16)	0.00	(1.96)	$21.96
Class C
Six months ended November 30, 2014 (unaudited)	$30.88	(0.07)[4]		1.59	0.00	0.00	$32.40
Year ended May 31, 2014	$29.13	(0.08)[4]		5.18	(0.01)	(3.34)	$30.88
Year ended May 31, 2013	$24.88	0.02	[4]	5.84	(0.05)	(1.56)	$29.13
Year ended May 31, 2012	$28.43	(0.59)		(1.37)	0.00	(1.59)	$24.88
Year ended May 31, 2011[5]	$23.81	(0.04)[4]		4.66	0.00	0.00	$28.43
Year ended September 30, 2010	$22.43	(0.01)[4]		1.60	(0.21)	0.00	$23.81
Year ended September 30, 2009	$26.53	0.08	[4]	(2.20)	(0.02)	(1.96)	$22.43
Administrator Class
Six months ended November 30, 2014 (unaudited)	$32.84	0.09	[4]	1.70	0.00	0.00	$34.63
Year ended May 31, 2014	$30.70	0.23	[4]	5.49	(0.24)	(3.34)	$32.84
Year ended May 31, 2013	$26.12	0.30	[4]	6.15	(0.31)	(1.56)	$30.70
Year ended May 31, 2012	$29.78	0.33		(2.13)	(0.27)	(1.59)	$26.12
Year ended May 31, 2011[5]	$24.98	0.14	[4]	4.89	(0.23)	0.00	$29.78
Year ended September 30, 2010	$23.47	0.20	[4]	1.70	(0.39)	0.00	$24.98
Year ended September 30, 2009	$27.79	0.28	[4]	(2.32)	(0.32)	(1.96)	$23.47

1.	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	41

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.29%	1.43%	1.25%	5.28%	19%	$82,233
0.48%	1.43%	1.25%	19.10%	37%	$82,186
0.81%	1.43%	1.25%	25.42%	44%	$75,640
0.74%	1.41%	1.25%	(5.91)%	57%	$75,751
0.59%	1.40%	1.25%	20.04%	48%	$95,532
0.71%	1.48%	1.25%	7.90%	44%	$85,735
1.16%	1.43%	1.25%	(5.33)%	48%	$85,504

(0.50)%	2.18%	2.00%	4.90%	19%	$334
(0.34)%	2.18%	2.00%	18.20%	37%	$806
0.04%	2.18%	2.00%	24.48%	44%	$2,029
(0.05)%	2.16%	2.00%	(6.61)%	57%	$2,922
(0.20)%	2.15%	2.00%	19.36%	48%	$5,754
(0.04)%	2.23%	2.00%	7.15%	44%	$7,825
0.43%	2.18%	1.99%	(6.03)%	48%	$10,839

(0.46)%	2.18%	2.00%	4.89%	19%	$4,127
(0.25)%	2.19%	2.00%	18.23%	37%	$4,292
0.07%	2.18%	2.00%	24.50%	44%	$2,667
(0.02)%	2.16%	2.00%	(6.62)%	57%	$2,499
(0.17)%	2.15%	2.00%	19.40%	48%	$3,383
(0.05)%	2.23%	2.00%	7.10%	44%	$3,280
0.41%	2.17%	2.00%	(6.02)%	48%	$2,958

0.53%	1.27%	1.00%	5.42%	19%	$210,993
0.71%	1.27%	1.00%	19.40%	37%	$225,584
1.06%	1.27%	1.00%	25.75%	44%	$290,011
0.99%	1.25%	1.00%	(5.67)%	57%	$293,895
0.84%	1.24%	1.00%	20.22%	48%	$386,429
0.83%	1.29%	1.00%	8.18%	44%	$359,109
1.41%	1.25%	1.00%	(5.09)%	48%	$596,298

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

Emerging Growth Fund	Beginning net asset value per share	Net investment loss[1]	Net realized and unrealized gains (losses) on investments	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$14.61	(0.09)[4]	1.79	0.00	$16.31
Year ended May 31, 2014	$14.10	(0.19)	1.88	(1.18)	$14.61
Year ended May 31, 2013	$12.44	(0.15)	2.49	(0.68)	$14.10
Year ended May 31, 2012	$13.12	(0.14)[4]	(0.54)	0.00	$12.44
Year ended May 31, 2011[5]	$9.50	(0.11)[4]	3.73	0.00	$13.12
Year ended September 30, 2010	$7.93	(0.12)	1.69	0.00	$9.50
Year ended September 30, 2009	$8.51	(0.07)[4]	(0.51)	0.00	$7.93
Class C
Six months ended November 30, 2014 (unaudited)	$13.88	(0.14)[4]	1.70	0.00	$15.44
Year ended May 31, 2014	$13.55	(0.33)	1.83	(1.18)	$13.88
Year ended May 31, 2013	$12.06	(0.22)	2.44	(0.68)	$13.55
Year ended May 31, 2012	$12.81	(0.23)[4]	(0.52)	0.00	$12.06
Year ended May 31, 2011[5]	$9.32	(0.16)[4]	3.65	0.00	$12.81
Year ended September 30, 2010	$7.85	(0.16)[4]	1.63	0.00	$9.32
Year ended September 30, 2009	$8.48	(0.12)[4]	(0.51)	0.00	$7.85
Administrator Class
Six months ended November 30, 2014 (unaudited)	$14.83	(0.08)[4]	1.82	0.00	$16.57
Year ended May 31, 2014	$14.28	(0.17)[4]	1.90	(1.18)	$14.83
Year ended May 31, 2013	$12.56	(0.12)	2.52	(0.68)	$14.28
Year ended May 31, 2012	$13.22	(0.12)[4]	(0.54)	0.00	$12.56
Year ended May 31, 2011[5]	$9.56	(0.09)[4]	3.75	0.00	$13.22
Year ended September 30, 2010	$8.08	(0.01)	1.49	0.00	$9.56
Year ended September 30, 2009	$8.53	(0.05)[4]	(0.40)	0.00	$8.08
Institutional Class
Six months ended November 30, 2014 (unaudited)	$15.11	(0.05)	1.85	0.00	$16.91
Year ended May 31, 2014	$14.49	(0.11)	1.91	(1.18)	$15.11
Year ended May 31, 2013	$12.70	(0.08)	2.55	(0.68)	$14.49
Year ended May 31, 2012	$13.33	(0.08)[4]	(0.55)	0.00	$12.70
Year ended May 31, 2011[5]	$9.62	(0.07)[4]	3.78	0.00	$13.33
Year ended September 30, 2010	$8.00	(0.07)	1.69	0.00	$9.62
Year ended September 30, 2009	$8.53	(0.04)[4]	(0.49)	0.00	$8.00
Investor Class
Six months ended November 30, 2014 (unaudited)	$14.53	(0.11)	1.79	0.00	$16.21
Year ended May 31, 2014	$14.04	(0.20)	1.87	(1.18)	$14.53
Year ended May 31, 2013	$12.39	(0.16)	2.49	(0.68)	$14.04
Year ended May 31, 2012	$13.07	(0.15)[4]	(0.53)	0.00	$12.39
Year ended May 31, 2011[5]	$9.47	(0.11)[4]	3.71	0.00	$13.07
Year ended September 30, 2010	$7.91	(0.09)	1.65	0.00	$9.47
Year ended September 30, 2009	$8.49	(0.07)[4]	(0.51)	0.00	$7.91

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	43

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment loss[1]	Gross expenses[1]	Net expenses[1]

(1.20)%	1.39%	1.37%	11.64%	26%	$128,428
(1.20)%	1.39%	1.37%	11.30%	63%	$130,403
(1.04)%	1.40%	1.37%	19.89%	65%	$125,070
(1.13)%	1.41%	1.37%	(5.18)%	75%	$125,113
(1.32)%	3.03%	1.45%	38.11%	59%	$3,425
(1.17)%	4.65%	1.46%	19.80%	97%	$142
(1.09)%	8.23%	1.45%	(6.82)%	147%	$44

(1.95)%	2.14%	2.12%	11.24%	26%	$4,928
(1.95)%	2.14%	2.12%	10.40%	63%	$4,816
(1.79)%	2.15%	2.12%	19.09%	65%	$4,878
(1.89)%	2.17%	2.12%	(5.85)%	75%	$5,114
(2.05)%	3.83%	2.20%	37.30%	59%	$516
(1.93)%	5.40%	2.22%	18.85%	97%	$58
(1.84)%	7.93%	2.20%	(7.43)%	147%	$8

(1.03)%	1.21%	1.20%	11.73%	26%	$164,462
(1.03)%	1.22%	1.20%	11.45%	63%	$190,126
(0.87)%	1.23%	1.20%	20.19%	65%	$200,140
(0.95)%	1.22%	1.19%	(4.99)%	75%	$185,744
(1.08)%	2.41%	1.20%	38.28%	59%	$1,915
(0.78)%	4.54%	1.20%	19.95%	97%	$51
(0.79)%	6.89%	1.20%	(5.28)%	147%	$17

(0.72)%	0.96%	0.90%	11.91%	26%	$695,806
(0.73)%	0.96%	0.90%	11.77%	63%	$650,650
(0.57)%	0.97%	0.90%	20.52%	65%	$578,841
(0.67)%	0.98%	0.90%	(4.73)%	75%	$526,865
(0.82)%	1.98%	0.95%	38.57%	59%	$8,170
(0.67)%	4.32%	0.95%	20.40%	97%	$10
(0.58)%	6.74%	0.95%	(6.33)%	147%	$8

(1.25)%	1.45%	1.42%	11.56%	26%	$41,621
(1.26)%	1.45%	1.43%	11.21%	63%	$39,681
(1.10)%	1.46%	1.43%	19.89%	65%	$37,812
(1.21)%	1.52%	1.45%	(5.20)%	75%	$36,715
(1.35)%	3.20%	1.49%	38.01%	59%	$15,626
(1.22)%	4.85%	1.50%	19.72%	97%	$3,705
(1.11)%	7.23%	1.49%	(6.83)%	147%	$2,862

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

Index Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$62.14	0.50		4.64	0.00	0.00	$67.28
Year ended May 31, 2014	$54.00	0.90		9.59	(0.85)	(1.50)	$62.14
Year ended May 31, 2013	$44.25	0.86		10.66	(0.83)	(0.94)	$54.00
Year ended May 31, 2012	$47.17	0.73		(1.35)	(0.65)	(1.65)	$44.25
Year ended May 31, 2011[4]	$40.42	0.56		8.77	(0.70)	(1.88)	$47.17
Year ended July 31, 2010[5]	$41.72	0.64		4.89	(0.63)	(6.20)	$40.42
Year ended July 31, 2009[5]	$56.53	0.91		(12.80)	(0.91)	(2.01)	$41.72
Class B
Six months ended November 30, 2014 (unaudited)	$62.99	0.24	[6]	4.72	0.00	0.00	$67.95
Year ended May 31, 2014	$54.57	0.45	[6]	9.70	(0.23)	(1.50)	$62.99
Year ended May 31, 2013	$44.53	0.47	[6]	10.78	(0.27)	(0.94)	$54.57
Year ended May 31, 2012	$47.23	0.38	[6]	(1.29)	(0.14)	(1.65)	$44.53
Year ended May 31, 2011[4]	$40.32	0.29	[6]	8.76	(0.26)	(1.88)	$47.23
Year ended July 31, 2010[5]	$41.63	0.28		4.88	(0.27)	(6.20)	$40.32
Year ended July 31, 2009[5]	$56.42	0.63	[6]	(12.82)	(0.59)	(2.01)	$41.63
Class C
Six months ended November 30, 2014 (unaudited)	$62.37	0.26		4.65	0.00	0.00	$67.28
Year ended May 31, 2014	$54.22	0.47		9.62	(0.44)	(1.50)	$62.37
Year ended May 31, 2013	$44.41	0.48	[6]	10.71	(0.44)	(0.94)	$54.22
Year ended May 31, 2012	$47.27	0.39	[6]	(1.31)	(0.29)	(1.65)	$44.41
Year ended May 31, 2011[4]	$40.32	0.27		8.78	(0.22)	(1.88)	$47.27
Year ended July 31, 2010[5]	$41.62	0.30		4.88	(0.28)	(6.20)	$40.32
Year ended July 31, 2009[5]	$56.36	0.59		(12.76)	(0.56)	(2.01)	$41.62
Administrator Class
Six months ended November 30, 2014 (unaudited)	$62.56	0.64		4.65	0.00	0.00	$67.85
Year ended May 31, 2014	$54.34	1.08		9.66	(1.02)	(1.50)	$62.56
Year ended May 31, 2013	$44.52	1.02		10.71	(0.97)	(0.94)	$54.34
Year ended May 31, 2012	$47.45	0.83		(1.32)	(0.79)	(1.65)	$44.52
Year ended May 31, 2011[4]	$40.56	0.67		8.82	(0.72)	(1.88)	$47.45
Year ended July 31, 2010[5]	$41.88	0.87	[6]	4.76	(0.75)	(6.20)	$40.56
Year ended July 31, 2009[5]	$56.88	1.02	[6]	(12.90)	(1.11)	(2.01)	$41.88
Investor Class
Six months ended November 30, 2014 (unaudited)	$62.32	0.52	[6]	4.68	0.00	0.00	$67.52
Year ended May 31, 2014	$54.16	0.91		9.66	(0.91)	(1.50)	$62.32
Year ended May 31, 2013	$44.38	0.90		10.70	(0.88)	(0.94)	$54.16
Year ended May 31, 2012	$47.30	0.77		(1.33)	(0.71)	(1.65)	$44.38
Year ended May 31, 2011[4]	$40.48	0.60		8.80	(0.70)	(1.88)	$47.30
Year ended July 31, 2010[7,8]	$39.19	0.03		1.26	0.00	0.00	$40.48

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

4.	For the ten months ended May 31, 2011. The Fund changed its fiscal year end from July 31 to May 31, effective May 31, 2011.

5.	At the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Evergreen Equity Index Fund. The per share information has been adjusted to give effect to this transaction.

6.	Calculated based upon average shares outstanding

7.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

8.	Investor Class of Evergreen Equity Index Fund, the accounting and performance survivor, did not exist prior to the reorganization. As a result, accounting and performance information for Investor Class commenced operation on July 16, 2010.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	45

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.50%	0.68%	0.56%	8.27%	2%	$455,412
1.53%	0.67%	0.56%	19.77%	5%	$432,448
1.72%	0.67%	0.56%	26.63%	4%	$407,533
1.63%	0.68%	0.56%	(0.95)%	9%	$347,412
1.53%	0.67%	0.56%	23.66%	3%	$388,113
1.49%	1.00%	0.60%	13.29%	7%	$358,953
2.22%	1.05%	0.52%	(20.30)%	6%	$172,687

0.74%	1.43%	1.31%	7.87%	2%	$2,884
0.77%	1.42%	1.31%	18.86%	5%	$3,412
0.95%	1.42%	1.31%	25.66%	4%	$5,453
0.85%	1.43%	1.31%	(1.68)%	9%	$8,869
0.78%	1.42%	1.31%	22.90%	3%	$19,894
0.69%	1.76%	1.35%	12.44%	7%	$26,295
1.51%	1.79%	1.26%	(20.91)%	6%	$28,008

0.75%	1.43%	1.31%	7.87%	2%	$82,230
0.78%	1.42%	1.31%	18.89%	5%	$78,118
0.97%	1.42%	1.31%	25.67%	4%	$70,322
0.87%	1.43%	1.31%	(1.67)%	9%	$65,245
0.78%	1.42%	1.31%	22.89%	3%	$80,981
0.68%	1.76%	1.35%	12.44%	7%	$81,848
1.48%	1.80%	1.27%	(20.91)%	6%	$89,159

1.81%	0.37%	0.25%	8.46%	2%	$1,990,687
1.84%	0.36%	0.25%	20.13%	5%	$1,984,845
2.03%	0.36%	0.25%	27.02%	4%	$1,832,524
1.94%	0.37%	0.25%	(0.63)%	9%	$1,682,905
1.84%	0.37%	0.25%	23.98%	3%	$1,709,455
1.94%	0.63%	0.31%	13.55%	7%	$1,404,098
2.49%	0.80%	0.27%	(20.09)%	6%	$115,745

1.62%	0.74%	0.45%	8.34%	2%	$219,616
1.64%	0.73%	0.45%	19.88%	5%	$191,153
1.83%	0.73%	0.45%	26.77%	4%	$149,637
1.74%	0.75%	0.45%	(0.82)%	9%	$118,982
1.64%	0.74%	0.45%	23.78%	3%	$131,141
2.13%	0.79%	0.45%	3.29%	7%	$111,126

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

International Value Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$15.45	0.08	[4]	(1.10)	0.00	$14.43
Year ended May 31, 2014	$13.40	0.36		1.97	(0.28)	$15.45
Year ended May 31, 2013	$10.64	0.31		2.71	(0.26)	$13.40
Year ended May 31, 2012	$14.03	0.34		(3.36)	(0.37)	$10.64
Year ended May 31, 2011[5]	$12.58	0.22	[4]	1.46	(0.23)	$14.03
Year ended September 30, 2010	$12.67	0.23	[4]	(0.17)	(0.15)	$12.58
Year ended September 30, 2009	$12.66	0.23	[4]	0.22	(0.44)	$12.67
Class B
Six months ended November 30, 2014 (unaudited)	$15.52	0.03	[4]	(1.10)	0.00	$14.45
Year ended May 31, 2014	$13.43	0.13	[4]	2.09	(0.13)	$15.52
Year ended May 31, 2013	$10.60	0.17	[4]	2.76	(0.10)	$13.43
Year ended May 31, 2012	$13.94	0.21	[4]	(3.29)	(0.26)	$10.60
Year ended May 31, 2011[5]	$12.42	0.11	[4]	1.49	(0.08)	$13.94
Year ended September 30, 2010	$12.57	0.12	[4]	(0.14)	(0.13)	$12.42
Year ended September 30, 2009	$12.42	0.14	[4]	0.25	(0.24)	$12.57
Class C
Six months ended November 30, 2014 (unaudited)	$15.16	0.02		(1.08)	0.00	$14.10
Year ended May 31, 2014	$13.18	0.19		2.00	(0.21)	$15.16
Year ended May 31, 2013	$10.47	0.19		2.70	(0.18)	$13.18
Year ended May 31, 2012	$13.79	0.23	[4]	(3.28)	(0.27)	$10.47
Year ended May 31, 2011[5]	$12.33	0.15	[4]	1.44	(0.13)	$13.79
Year ended September 30, 2010	$12.51	0.15		(0.18)	(0.15)	$12.33
Year ended September 30, 2009	$12.44	0.15	[4]	0.23	(0.31)	$12.51
Administrator Class
Six months ended November 30, 2014 (unaudited)	$15.35	0.09		(1.09)	0.00	$14.35
Year ended May 31, 2014	$13.31	0.38		1.98	(0.32)	$15.35
Year ended May 31, 2013	$10.57	0.33	[4]	2.70	(0.29)	$13.31
Year ended May 31, 2012	$13.95	0.35		(3.33)	(0.40)	$10.57
Year ended May 31, 2011[5]	$12.52	0.24	[4]	1.46	(0.27)	$13.95
Year ended September 30, 2010	$12.68	0.25		(0.15)	(0.26)	$12.52
Year ended September 30, 2009	$12.69	0.25	[4]	0.20	(0.46)	$12.68
Institutional Class
Six months ended November 30, 2014 (unaudited)	$15.38	0.12	[4]	(1.11)	0.00	$14.39
Year ended May 31, 2014	$13.34	0.41		1.98	(0.35)	$15.38
Year ended May 31, 2013	$10.58	0.35		2.73	(0.32)	$13.34
Year ended May 31, 2012	$13.98	0.36		(3.33)	(0.43)	$10.58
Year ended May 31, 2011[5]	$12.58	0.28		1.44	(0.32)	$13.98
Year ended September 30, 2010	$12.71	0.32		(0.20)	(0.25)	$12.58
Year ended September 30, 2009	$12.72	0.28	[4]	0.20	(0.49)	$12.71

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	47

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.12%	1.49%	1.49%	(6.67)%	7%	$5,652
2.45%	1.51%	1.50%	17.48%	11%	$6,725
2.35%	1.51%	1.50%	28.58%	16%	$5,922
2.81%	1.46%	1.46%	(21.53)%	9%	$4,742
2.41%	1.55%	1.47%	13.55%	16%	$6,213
1.92%	1.69%	1.46%	0.52%	27%	$6,792
2.28%	1.68%	1.50%	4.82%	41%	$8,769

0.34%	2.17%	2.17%	(6.96)%	7%	$10
0.94%	2.26%	2.25%	16.57%	11%	$25
1.34%	2.26%	2.25%	27.69%	16%	$70
1.79%	2.21%	2.21%	(22.15)%	9%	$110
1.28%	2.32%	2.22%	12.97%	16%	$194
0.99%	2.44%	2.21%	(0.16)%	27%	$339
1.39%	2.44%	2.25%	3.82%	41%	$581

0.39%	2.24%	2.24%	(7.06)%	7%	$872
1.88%	2.26%	2.25%	16.64%	11%	$920
1.67%	2.26%	2.25%	27.67%	16%	$595
1.96%	2.21%	2.21%	(22.14)%	9%	$441
1.75%	2.30%	2.22%	13.00%	16%	$665
1.11%	2.45%	2.21%	(0.21)%	27%	$665
1.56%	2.43%	2.25%	3.90%	41%	$791

1.38%	1.33%	1.25%	(6.58)%	7%	$443,211
2.76%	1.34%	1.25%	17.81%	11%	$459,415
2.67%	1.34%	1.25%	28.90%	16%	$372,187
3.04%	1.29%	1.25%	(21.37)%	9%	$259,969
2.84%	1.38%	1.25%	13.73%	16%	$313,423
2.26%	1.53%	1.21%	0.80%	27%	$259,768
2.50%	1.50%	1.25%	4.89%	41%	$231,537

1.62%	1.06%	1.05%	(6.50)%	7%	$3,439
2.91%	1.08%	1.05%	18.07%	11%	$2,359
2.81%	1.08%	1.05%	29.20%	16%	$1,941
3.20%	1.03%	1.03%	(21.26)%	9%	$1,505
3.04%	1.11%	1.03%	13.92%	16%	$1,797
2.51%	1.08%	1.01%	1.01%	27%	$1,518
2.79%	1.23%	1.05%	5.15%	41%	$1,766

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

Small Company Growth Fund	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$39.44	(0.18)[4]	2.23	0.00	0.00	$41.49
Year ended May 31, 2014	$34.23	(0.37)[4]	7.98	0.00	(2.40)	$39.44
Year ended May 31, 2013	$26.21	(0.15)	8.17	0.00	0.00	$34.23
Year ended May 31, 2012	$29.53	(0.18)[4]	(3.14)	0.00	0.00	$26.21
Year ended May 31, 2011[5]	$21.23	(0.15)	8.45	0.00	0.00	$29.53
Year ended September 30, 2010	$18.56	(0.21)[4]	2.88	0.00	0.00	$21.23
Year ended September 30, 2009	$18.38	(0.17)[4]	0.35	0.00	0.00	$18.56
Class B
Six months ended November 30, 2014 (unaudited)	$35.88	(0.30)[4]	2.02	0.00	0.00	$37.60
Year ended May 31, 2014	$31.55	(0.60)[4]	7.33	0.00	(2.40)	$35.88
Year ended May 31, 2013	$24.35	(0.36)[4]	7.56	0.00	0.00	$31.55
Year ended May 31, 2012	$27.63	(0.37)[4]	(2.91)	0.00	0.00	$24.35
Year ended May 31, 2011[5]	$19.97	(0.29)[4]	7.95	0.00	0.00	$27.63
Year ended September 30, 2010	$17.58	(0.34)[4]	2.73	0.00	0.00	$19.97
Year ended September 30, 2009	$17.55	(0.25)[4]	0.28	0.00	0.00	$17.58
Class C
Six months ended November 30, 2014 (unaudited)	$36.32	(0.30)[4]	2.04	0.00	0.00	$38.06
Year ended May 31, 2014	$31.91	(0.62)[4]	7.43	0.00	(2.40)	$36.32
Year ended May 31, 2013	$24.62	(0.37)[4]	7.66	0.00	0.00	$31.91
Year ended May 31, 2012	$27.95	(0.36)[4]	(2.97)	0.00	0.00	$24.62
Year ended May 31, 2011[5]	$20.19	(0.30)[4]	8.06	0.00	0.00	$27.95
Year ended September 30, 2010	$17.77	(0.34)[4]	2.76	0.00	0.00	$20.19
Year ended September 30, 2009	$17.73	(0.26)[4]	0.30	0.00	0.00	$17.77
Class R6
Period ended November 30, 2014 (unaudited)[6]	$42.98	0.00 [7]	0.40	0.00	0.00	$43.38
Administrator Class
Six months ended November 30, 2014 (unaudited)	$40.64	(0.13)	2.28	0.00	0.00	$42.79
Year ended May 31, 2014	$35.13	(0.26)	8.17	0.00	(2.40)	$40.64
Year ended May 31, 2013	$26.90	(0.09)[4]	8.38	(0.06)	0.00	$35.13
Year ended May 31, 2012	$30.22	(0.13)[4]	(3.19)	0.00	0.00	$26.90
Year ended May 31, 2011[5]	$21.70	(0.14)[4]	8.66	0.00	0.00	$30.22
Year ended September 30, 2010	$18.90	(0.16)[4]	2.96	0.00	0.00	$21.70
Year ended September 30, 2009	$18.68	(0.12)[4]	0.34	0.00	0.00	$18.90
Institutional Class
Six months ended November 30, 2014 (unaudited)	$41.14	(0.09)[4]	2.33	0.00	0.00	$43.38
Year ended May 31, 2014	$35.46	(0.20)[4]	8.28	0.00	(2.40)	$41.14
Year ended May 31, 2013	$27.15	(0.06)[4]	8.51	(0.14)	0.00	$35.46
Year ended May 31, 2012	$30.44	(0.07)[4]	(3.22)	0.00	0.00	$27.15
Year ended May 31, 2011[5]	$21.81	(0.12)[4]	8.75	0.00	0.00	$30.44
Year ended September 30, 2010	$18.94	(0.05)[4]	2.92	0.00	0.00	$21.81
Year ended September 30, 2009	$18.70	(0.08)[4]	0.32	0.00	0.00	$18.94

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

6.	Class commenced operations on October 31, 2014.

7.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	49

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

(0.88)%	1.42%	1.40%	5.20%	30%	$41,588
(0.96)%	1.45%	1.41%	22.63%	77%	$30,364
(0.58)%	1.53%	1.45%	30.55%	109%	$9,357
(0.70)%	1.46%	1.44%	(11.18)%	107%	$6,450
(1.04)%	1.45%	1.44%	39.11%	70%	$7,201
(1.05)%	1.50%	1.45%	14.39%	129%	$4,042
(1.13)%	1.54%	1.44%	0.92%	169%	$2,408

(1.65)%	2.16%	2.15%	4.79%	30%	$80
(1.71)%	2.20%	2.16%	21.74%	77%	$101
(1.33)%	2.28%	2.20%	29.57%	109%	$164
(1.48)%	2.21%	2.19%	(11.87)%	107%	$193
(1.78)%	2.19%	2.19%	38.43%	70%	$380
(1.83)%	2.24%	2.20%	13.54%	129%	$251
(1.85)%	2.29%	2.19%	0.17%	169%	$312

(1.63)%	2.17%	2.15%	4.79%	30%	$9,131
(1.71)%	2.20%	2.16%	21.75%	77%	$6,546
(1.31)%	2.28%	2.20%	29.56%	109%	$2,406
(1.45)%	2.22%	2.19%	(11.85)%	107%	$1,628
(1.80)%	2.20%	2.19%	38.39%	70%	$1,736
(1.81)%	2.24%	2.20%	13.62%	129%	$820
(1.87)%	2.29%	2.19%	0.23%	169%	$605

0.05%	0.91%	0.89%	0.93%	30%	$25

(0.68)%	1.25%	1.20%	5.29%	30%	$128,744
(0.74)%	1.29%	1.20%	22.92%	77%	$118,456
(0.30)%	1.37%	1.20%	30.89%	109%	$98,445
(0.48)%	1.30%	1.20%	(10.99)%	107%	$97,776
(0.78)%	1.28%	1.20%	39.33%	70%	$177,938
(0.82)%	1.32%	1.20%	14.76%	129%	$237,761
(0.85)%	1.35%	1.19%	1.18%	169%	$229,380

(0.43)%	0.99%	0.95%	5.44%	30%	$276,012
(0.49)%	1.02%	0.95%	23.19%	77%	$186,581
(0.19)%	1.10%	0.95%	31.25%	109%	$71,336
(0.27)%	1.03%	0.95%	(10.78)%	107%	$9,692
(0.61)%	1.01%	0.95%	39.59%	70%	$91,704
(0.25)%	1.05%	0.95%	14.98%	129%	$1,175
(0.57)%	1.09%	0.95%	1.39%	169%	$9

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

Small Company Value Fund	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$20.08	(0.00)[4]	0.02	0.00	$20.10
Year ended May 31, 2014	$17.10	0.06	2.92	0.00	$20.08
Year ended May 31, 2013	$13.17	0.00 [5]	3.93	0.00	$17.10
Year ended May 31, 2012	$14.36	0.03	(1.11)	(0.11)	$13.17
Year ended May 31, 2011[6]	$11.38	0.11	2.87	0.00	$14.36
Year ended September 30, 2010	$9.84	(0.02)	1.56	0.00	$11.38
Year ended September 30, 2009	$10.55	0.04 [5]	(0.71)	(0.04)	$9.84
Class B
Six months ended November 30, 2014 (unaudited)	$18.38	(0.07)[5]	0.02	0.00	$18.33
Year ended May 31, 2014	$15.74	(0.05)[5]	2.69	0.00	$18.38
Year ended May 31, 2013	$12.21	(0.10)[5]	3.63	0.00	$15.74
Year ended May 31, 2012	$13.30	(0.08)[5]	(1.01)	0.00	$12.21
Year ended May 31, 2011[6]	$10.59	0.04 [5]	2.67	0.00	$13.30
Year ended September 30, 2010	$9.20	(0.10)[5]	1.49	0.00	$10.59
Year ended September 30, 2009	$9.89	(0.01)[5]	(0.68)	0.00	$9.20
Class C
Six months ended November 30, 2014 (unaudited)	$18.27	(0.07)[5]	0.02	0.00	$18.22
Year ended May 31, 2014	$15.68	(0.07)[5]	2.66	0.00	$18.27
Year ended May 31, 2013	$12.16	(0.10)[5]	3.62	0.00	$15.68
Year ended May 31, 2012	$13.30	(0.08)[5]	(1.02)	(0.04)	$12.16
Year ended May 31, 2011[6]	$10.59	0.02 [5]	2.69	0.00	$13.30
Year ended September 30, 2010	$9.20	(0.09)[5]	1.48	0.00	$10.59
Year ended September 30, 2009	$9.89	(0.02)[5]	(0.67)	0.00	$9.20
Administrator Class
Six months ended November 30, 2014 (unaudited)	$20.49	0.02 [5]	0.02	0.00	$20.53
Year ended May 31, 2014	$17.42	0.12	2.95	0.00	$20.49
Year ended May 31, 2013	$13.39	0.03 [5]	4.01	(0.01)	$17.42
Year ended May 31, 2012	$14.60	0.06	(1.13)	(0.14)	$13.39
Year ended May 31, 2011[6]	$11.55	0.12 [5]	2.93	0.00	$14.60
Year ended September 30, 2010	$9.94	(0.02)	1.63	0.00	$11.55
Year ended September 30, 2009	$10.69	0.06 [5]	(0.74)	(0.07)	$9.94
Institutional Class
Six months ended November 30, 2014 (unaudited)	$20.57	0.03	0.03	0.00	$20.63
Year ended May 31, 2014	$17.45	0.13	2.99	0.00	$20.57
Year ended May 31, 2013	$13.41	0.06 [5]	4.03	(0.05)	$17.45
Year ended May 31, 2012	$14.63	0.11	(1.17)	(0.16)	$13.41
Year ended May 31, 2011[6]	$11.55	0.13 [5]	2.95	0.00	$14.63
Year ended September 30, 2010[7]	$11.26	0.02	0.27	0.00	$11.55

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

4.	Amount is less than $0.005.

5.	Calculated based upon average shares outstanding

6.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

7.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	51

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

(0.01)%	1.51%	1.40%	0.10%	24%	$25,386
0.33%	1.56%	1.42%	17.43%	47%	$26,517
(0.02)%	1.57%	1.45%	29.84%	57%	$21,652
0.08%	1.50%	1.45%	(7.44)%	60%	$18,605
1.07%	1.49%	1.42%	26.19%	47%	$26,222
(0.21)%	1.65%	1.45%	15.53%	60%	$22,492
0.55%	1.55%	1.45%	(6.14)%	99%	$20,202

(0.77)%	2.25%	2.15%	(0.27)%	24%	$31
(0.29)%	2.15%	2.02%	16.77%	47%	$58
(0.75)%	2.31%	2.20%	28.91%	57%	$197
(0.67)%	2.25%	2.20%	(8.20)%	60%	$500
0.45%	2.25%	2.17%	25.59%	47%	$1,340
(0.99)%	2.40%	2.20%	14.98%	60%	$2,079
(0.20)%	2.30%	2.20%	(6.88)%	99%	$2,792

(0.76)%	2.26%	2.15%	(0.27)%	24%	$2,414
(0.42)%	2.31%	2.17%	16.52%	47%	$2,192
(0.76)%	2.32%	2.20%	28.95%	57%	$1,814
(0.68)%	2.25%	2.20%	(8.20)%	60%	$1,557
0.29%	2.24%	2.17%	25.59%	47%	$2,150
(0.94)%	2.40%	2.20%	14.98%	60%	$1,763
(0.26)%	2.30%	2.20%	(6.88)%	99%	$1,437

0.19%	1.35%	1.20%	0.20%	24%	$64,503
0.55%	1.39%	1.20%	17.62%	47%	$68,358
0.23%	1.40%	1.20%	30.21%	57%	$60,550
0.32%	1.33%	1.20%	(7.24)%	60%	$60,333
1.34%	1.33%	1.20%	26.41%	47%	$70,022
(0.05)%	1.47%	1.20%	16.20%	60%	$60,081
0.85%	1.37%	1.20%	(6.06)%	99%	$124,072

0.41%	1.08%	1.00%	0.29%	24%	$15,621
0.75%	1.13%	1.00%	17.88%	47%	$11,967
0.40%	1.14%	1.00%	30.54%	57%	$8,185
0.59%	1.05%	1.00%	(7.14)%	60%	$62
1.42%	1.02%	0.96%	26.67%	47%	$16
1.02%	1.15%	1.00%	2.58%	60%	$10

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage C&B Large Cap Value Fund (“C&B Large Cap Value Fund”), the Wells Fargo Advantage Diversified Equity Fund (“Diversified Equity Fund”), the Wells Fargo Advantage Emerging Growth Fund (“Emerging Growth Fund”), the Wells Fargo Advantage Index Fund (“Index Fund”), the Wells Fargo Advantage International Value Fund (“International Value Fund”), the Wells Fargo Advantage Small Company Growth Fund (“Small Company Growth Fund”), and the Wells Fargo Advantage Small Company Value Fund (“Small Company Value Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2014 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2014, the Funds own the following percentages of the affiliated Master Portfolios:

	C&B Large Cap Value Fund	Diversified Equity Fund	Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	87%	7%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	N/A	56%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Advantage Emerging Growth Portfolio	N/A	1%	92%	N/A	N/A	N/A	N/A
Wells Fargo Advantage Index Portfolio	N/A	3%	NA	95%	N/A	N/A	N/A
Wells Fargo Advantage International Growth Portfolio	N/A	14%	NA	N/A	N/A	N/A	N/A
Wells Fargo Advantage International Value Portfolio	N/A	4%	NA	N/A	92%	N/A	N/A
Wells Fargo Advantage Large Company Value Portfolio	N/A	56%	NA	N/A	N/A	N/A	N/A
Wells Fargo Advantage Small Company Growth Portfolio	N/A	2%	NA	N/A	N/A	97%	N/A
Wells Fargo Advantage Small Company Value Portfolio	N/A	7%	NA	N/A	N/A	N/A	53%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	53

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

					No expiration
	2016	2017	2018	2019	Long-term
C&B Large Cap Value Fund	$0	$0	$22,021,530	$16,296,879	$0
Index Fund	0	0	0	0	6,764,069
International Value Fund	0	4,362,398	39,532,291	4,561,591	0
Small Company Growth Fund	546,818	273,409	0	0	0
Small Company Value Fund	0	8,477,676	80,412,918	0	0

At May 31, 2014, deferred post-October capital losses which were recognized on the first day of the current fiscal year were as follows:

Deferred post-October capital loss
Index Fund	$7,250,891

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

54	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Funds.

For each Fund that invests all of its assets in a single affiliated Master Portfolio, Funds Management does not currently receive an advisory fee. For Diversified Equity Fund which invests in multiple affiliated Master Portfolios, Funds Management is entitled to receive an annual advisory fee for providing such advisory services, including the determination of the asset allocations of its investments in the various affiliated Master Portfolios. Funds Management receives an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of Diversified Equity Fund increase. For the six months ended November 30, 2014, the advisory fee for Diversified Equity Fund was equivalent to an annual rate of 0.25% of its average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	55

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Class R6	Administrator Class	Institutional Class	Investor Class
C&B Large Cap Value Fund	September 30, 2015	1.15%	1.90%	1.90%	N/A	0.95%	0.70%	1.20%
Diversified Equity Fund	September 30, 2015	1.25	2.00	2.00	N/A	1.00	N/A	N/A
Emerging Growth Fund	September 30, 2015	1.37	N/A	2.12	N/A	1.20	0.90	1.40	[1]
Index Fund	September 30, 2015	0.56	1.31	1.31	N/A	0.25	N/A	0.45
International Value Fund	September 30, 2015	1.50	2.25	2.25	N/A	1.25	1.05	N/A
Small Company Growth Fund	September 30, 2016	1.40	2.15	2.15	0.90%	1.20	0.95	N/A
Small Company Value Fund	September 30, 2015	1.40	2.15	2.15	N/A	1.20	1.00	N/A

1.	Prior to October 1, 2014, the expense cap for Investor Class of Emerging Growth Fund was 1.43%.

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2014, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
C&B Large Cap Value Fund	$1,229	$120
Diversified Equity Fund	2,163	11
Emerging Growth Fund	1,073	0
Index Fund	6,544	20
International Value Fund	645	0
Small Company Growth Fund	16,456	101
Small Company Value Fund	236	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of the Index Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

56	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended November 30, 2014, were as follows:

	Purchases at cost*	Sales proceeds*
C&B Large Cap Value Fund	$44,174,004	$50,626,093
Diversified Equity Fund	58,005,702	72,182,382
Emerging Growth Fund	267,750,832	338,619,775
Index Fund	53,506,924	209,328,353
International Value Fund	48,482,877	32,534,960
Small Company Growth Fund	201,894,633	113,827,282
Small Company Value Fund	24,983,088	29,108,785

*	The Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding Diversified Equity Fund, the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement. Diversified Equity Fund and certain other funds in the Trust are parties to a $25,000,000 revolving credit agreement. Under each agreement, the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under each credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, the applicable Funds pay an annual commitment fee equal to 0.10% under the $150,000,000 credit agreement and an annual commitment fee equal to 0.15% under the $25,000,000 credit agreement. The annual commitment fee applied on the unused balance for each credit agreement is allocated to each participating fund. For the six months ended November 30, 2014, the Funds paid the following amounts in commitment fees:

Commitment fee
C&B Large Cap Value Fund	$205
Diversified Equity Fund	397
Emerging Growth Fund	781
Index Fund	1,988
International Value Fund	435
Small Company Growth Fund	321
Small Company Value Fund	103

For the six months ended November 30, 2014, there were no borrowings by the Funds under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Through their investments in affiliated Master Portfolio(s), Funds that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	57

into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On December 9, 2014, the following Funds declared distributions from capital gains to shareholders of record on December 8, 2014. The per share amounts payable on December 10, 2014 were as follows:

	Diversified Equity Fund	Emerging Growth Fund	Index Fund	Small Company Growth Fund
Short-term capital gains
Class A	$0.62441	$0.17753	$0.16948	$0.17260
Class B	0.62441	N/A	0.16948	0.17260
Class C	0.62441	0.17753	0.16948	0.17260
Class R6	N/A	N/A	N/A	0.17260
Administrator Class	0.62441	0.17753	0.16948	0.17260
Institutional Class	N/A	0.17753	N/A	0.17260
Investor Class	N/A	0.17753	0.16948	N/A
Long-term capital gains
Class A	$2.56631	$1.02559	$0.60538	$1.74439
Class B	2.56631	N/A	0.60538	1.74439
Class C	2.56631	1.02559	0.60538	1.74439
Class R6	N/A	N/A	N/A	1.74439
Administrator Class	2.56631	1.02559	0.60538	1.74439
Institutional Class	N/A	1.02559	N/A	1.74439
Investor Class	N/A	1.02559	0.60538	N/A

On December 19, 2014, the following Funds declared distributions from net investment income to shareholders of record on December 18, 2014. The per share amounts payable on December 22, 2014 were as follows

	C&B Large Cap Value Fund	Diversified Equity Fund	Index Fund
Net investment income
Class A	$0.09048	$0.14978	$0.96445
Class B	0.00000	0.00000	0.29265
Class C	0.00718	0.00000	0.48972
Administrator Class	0.11902	0.22591	1.16106
Institutional Class	0.14864	N/A	N/A
Investor Class	0.08450	N/A	1.05084

On December 30, 2014, the following Fund declared distributions from net investment income to shareholders of record on December 29, 2014. The per share amounts payable on December 31, 2014 were as follows

International Value Fund
Net investment income
Class A	$0.33012
Class B	0.00000
Class C	0.24013
Administrator Class	0.37816
Institutional Class	0.40873

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

58	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 91.51%

Consumer Discretionary: 12.57%

Hotels, Restaurants & Leisure: 5.01%
Carnival Corporation	210,400	$9,291,264
McDonald’s Corporation	79,000	7,647,990

		16,939,254

Media: 5.16%
Omnicom Group Incorporated	127,500	9,851,925
Twenty-First Century Fox Incorporated	206,700	7,606,560

		17,458,485

Multiline Retail: 2.40%
Kohl’s Corporation	135,900	8,102,358

Consumer Staples: 10.64%

Beverages: 1.34%
Diageo plc ADR	36,800	4,533,760

Food Products: 2.07%
Unilever NV ADR	172,600	7,014,464

Household Products: 4.70%
Colgate-Palmolive Company	67,800	4,718,202
Henkel AG & Company KGaA ADR	51,200	5,067,776
The Procter & Gamble Company	67,600	6,113,068

		15,899,046

Tobacco: 2.53%
Philip Morris International	98,300	8,545,219

Energy: 8.69%

Oil, Gas & Consumable Fuels: 8.69%
Chevron Corporation	60,440	6,580,103
Devon Energy Corporation	117,300	6,917,181
Exxon Mobil Corporation	85,350	7,727,589
Noble Energy Incorporated	75,600	3,718,008
World Fuel Services Corporation	98,600	4,464,608

		29,407,489

Financials: 23.88%

Banks: 7.12%
Bank of America Corporation	334,100	5,693,064
JPMorgan Chase & Company	174,800	10,515,968
PNC Financial Services Group Incorporated	90,000	7,872,300

		24,081,332

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	59

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 3.92%
State Street Corporation	172,700	$13,251,271

Consumer Finance: 2.23%
American Express Company	81,400	7,522,988

Diversified Financial Services: 1.52%
Berkshire Hathaway Incorporated Class B †	34,600	5,144,674

Insurance: 9.09%
Axis Capital Holdings Limited	33,700	1,686,685
FNF Group	233,900	7,578,360
RenaissanceRe Holdings Limited	79,200	7,755,264
The Progressive Corporation	333,600	9,087,264
Willis Group Holdings plc	108,500	4,634,035

		30,741,608

Health Care: 13.79%

Health Care Equipment & Supplies: 4.49%
Baxter International Incorporated	98,900	7,219,700
Becton Dickinson & Company	56,700	7,956,711

		15,176,411

Health Care Providers & Services: 6.76%
Cardinal Health Incorporated	81,300	6,682,047
Laboratory Corporation of America Holdings †	84,300	8,821,152
UnitedHealth Group Incorporated	74,700	7,367,661

		22,870,860

Pharmaceuticals: 2.54%
Johnson & Johnson	79,400	8,595,050

Industrials: 9.45%

Air Freight & Logistics: 2.68%
United Parcel Service Incorporated Class B	82,600	9,079,392

Electrical Equipment: 1.09%
Eaton Corporation plc	54,100	3,669,603

Industrial Conglomerates: 2.52%
3M Company	53,200	8,516,788

Machinery: 3.16%
Illinois Tool Works Incorporated	28,000	2,658,040
Parker Hannifin Corporation	62,200	8,025,666

		10,683,706

Information Technology: 6.64%

Communications Equipment: 2.09%
QUALCOMM Incorporated	97,000	7,071,300

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

IT Services: 4.55%
Fiserv Incorporated †		99,700	$7,127,553
The Western Union Company		444,000	8,249,520

			15,377,073

Materials: 5.85%

Containers & Packaging: 5.85%
Ball Corporation		69,500	4,661,365
Crown Holdings Incorporated †		222,800	11,028,600
Rock-Tenn Company Class A		71,900	4,084,639

			19,774,604

Total Common Stocks (Cost $214,789,569)			309,456,735

	Dividend yield

Preferred Stocks: 0.45%

Consumer Staples: 0.45%

Household Products: 0.45%
Henkel AG & Company KGaA ADR ±	1.51%	13,600	1,507,315

Total Preferred Stocks (Cost $597,017)			1,507,315

	Yield

Short-Term Investments: 7.34%

Investment Companies: 7.34%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	24,831,887	24,831,887

Total Short-Term Investments (Cost $24,831,887)			24,831,887

Total investments in securities (Cost $240,218,473) *	99.30%	335,795,937
Other assets and liabilities, net	0.70	2,369,039

Total net assets	100.00%	$338,164,976

†	Non-income-earning security

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $249,058,432 and unrealized gains (losses) consists of:

Gross unrealized gains	$96,955,131
Gross unrealized losses	(10,217,626)

Net unrealized gains	$86,737,505

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	61

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.14%

Consumer Discretionary: 25.59%

Auto Components: 1.17%
BorgWarner Incorporated	2,560	$144,794
Delphi Automotive plc	19,530	1,424,714

		1,569,508

Distributors: 0.52%
LKQ Corporation †	23,900	694,295

Hotels, Restaurants & Leisure: 4.78%
Chipotle Mexican Grill Incorporated †	3,130	2,077,131
Hilton Worldwide Holdings Incorporated †	7,368	193,189
Las Vegas Sands Corporation	13,660	870,005
Marriott International Incorporated Class A	8,700	685,473
Starbucks Corporation	21,214	1,722,789
Wynn Resorts Limited	4,860	868,045

		6,416,632

Internet & Catalog Retail: 2.92%
Amazon.com Incorporated †	7,460	2,526,254
Netflix Incorporated †	280	97,045
The Priceline Group Incorporated †	1,120	1,299,413

		3,922,712

Media: 5.94%
CBS Corporation Class B	14,780	811,126
Comcast Corporation Class A	36,450	2,079,108
Liberty Global plc Class C †	31,320	1,563,494
The Walt Disney Company	15,900	1,470,909
Time Warner Incorporated	10,610	903,123
Twenty-First Century Fox Incorporated	31,320	1,152,576

		7,980,336

Multiline Retail: 2.08%
Dollar Tree Incorporated †	31,610	2,160,860
Nordstrom Incorporated	8,340	636,842

		2,797,702

Specialty Retail: 4.53%
Cabela’s Incorporated †«	3,680	199,603
CarMax Incorporated †	30,120	1,716,238
O’Reilly Automotive Incorporated †	4,590	838,777
TJX Companies Incorporated	26,500	1,753,240
Tractor Supply Company	20,440	1,572,449

		6,080,307

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods: 3.65%
Nike Incorporated Class B	25,020	$2,484,236
Under Armour Incorporated Class A †	19,520	1,415,005
VF Corporation	13,420	1,008,781

		4,908,022

Consumer Staples: 3.93%

Beverages: 0.95%
Constellation Brands Incorporated Class A †	10,240	987,136
The Coca-Cola Company	6,650	298,120

		1,285,256

Food & Staples Retailing: 1.93%
Costco Wholesale Corporation	11,450	1,627,274
CVS Health Corporation	4,200	383,712
Sprouts Farmers Market Incorporated †	15,228	484,098
Walgreen Company	1,370	93,996

		2,589,080

Household Products: 0.42%
Colgate-Palmolive Company	8,180	569,246

Personal Products: 0.63%
Estee Lauder Companies Incorporated Class A	11,370	842,972

Energy: 4.39%

Energy Equipment & Services: 1.10%
Halliburton Company	14,080	594,176
Schlumberger Limited	10,280	883,566

		1,477,742

Oil, Gas & Consumable Fuels: 3.29%
Antero Resources Corporation †	13,592	637,737
Concho Resources Incorporated †	14,460	1,377,315
Continental Resources Incorporated †«	2,250	92,205
EOG Resources Incorporated	4,830	418,858
Memorial Resource Development Corporation †	5,877	126,943
Pioneer Natural Resources Company	11,610	1,662,900
Whiting Petroleum Corporation †	2,500	104,425

		4,420,383

Financials: 6.32%

Capital Markets: 2.71%
Affiliated Managers Group Incorporated †	4,660	948,729
Ameriprise Financial Incorporated	5,890	776,125
Northern Trust Corporation	4,410	298,689
TD Ameritrade Holding Corporation	46,710	1,616,633

		3,640,176

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	63

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.11%
American Express Company	16,470	$1,522,157
Discover Financial Services	20,110	1,318,211

		2,840,368

Diversified Financial Services: 1.05%
IntercontinentalExchange Group Incorporated	6,220	1,405,658

REITs: 0.45%
American Tower Corporation	5,770	605,908

Health Care: 15.83%

Biotechnology: 8.39%
Alexion Pharmaceuticals Incorporated †	13,850	2,699,365
Biogen Idec Incorporated †	8,310	2,556,904
BioMarin Pharmaceutical Incorporated †	2,030	182,132
Celgene Corporation †	23,560	2,678,536
Gilead Sciences Incorporated †	13,230	1,327,234
Medivation Incorporated †	2,610	302,473
Regeneron Pharmaceuticals Incorporated †	3,660	1,522,963

		11,269,607

Health Care Equipment & Supplies: 0.89%
Covidien plc	11,820	1,193,820

Health Care Providers & Services: 1.92%
AmerisourceBergen Corporation	11,463	1,043,706
Envision Healthcare Holdings Incorporated †	7,057	249,536
McKesson Corporation	6,110	1,287,744

		2,580,986

Health Care Technology: 1.04%
Cerner Corporation †	21,690	1,396,836

Life Sciences Tools & Services: 0.52%
Mettler-Toledo International Incorporated †	1,570	460,418
Quintiles Transnational Holdings Incorporated †	4,054	234,402

		694,820

Pharmaceuticals: 3.07%
AbbVie Incorporated	18,060	1,249,752
Jazz Pharmaceuticals plc †	360	63,752
Merck & Company Incorporated	9,070	547,828
Perrigo Company plc	14,150	2,266,688

		4,128,020

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Industrials: 11.17%

Aerospace & Defense: 1.39%
Precision Castparts Corporation	2,370	$563,823
The Boeing Company	4,630	622,087
United Technologies Corporation	6,170	679,194

		1,865,104

Air Freight & Logistics: 0.81%
United Parcel Service Incorporated Class B	9,900	1,088,208

Airlines: 1.16%
Delta Air Lines Incorporated	18,630	869,462
Southwest Airlines Company	16,440	687,521

		1,556,983

Commercial Services & Supplies: 0.35%
Tyco International plc	10,900	467,610

Electrical Equipment: 0.25%
Rockwell Automation Incorporated	2,920	336,997

Industrial Conglomerates: 0.90%
3M Company	3,220	515,490
Danaher Corporation	8,280	691,877

		1,207,367

Machinery: 1.03%
Cummins Incorporated	6,416	934,298
Flowserve Corporation	4,110	241,956
Pentair plc	3,220	208,366

		1,384,620

Road & Rail: 4.61%
Canadian Pacific Railway Limited	4,540	876,946
CSX Corporation	16,990	619,965
Genesee & Wyoming Incorporated Class A †	3,330	328,305
Kansas City Southern	6,890	819,497
Norfolk Southern Corporation	10,510	1,173,336
Union Pacific Corporation	20,390	2,380,940

		6,198,989

Trading Companies & Distributors: 0.67%
W.W. Grainger Incorporated	3,650	896,732

Information Technology: 27.66%

Communications Equipment: 1.81%
Cisco Systems Incorporated	12,120	334,997
F5 Networks Incorporated †	2,500	322,975
Palo Alto Networks Incorporated †	5,772	709,956
QUALCOMM Incorporated	14,541	1,060,039

		2,427,967

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	65

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 0.72%
TE Connectivity Limited	15,040	$965,568

Internet Software & Services: 8.36%
Akamai Technologies Incorporated †	14,560	940,722
Alibaba Group Holding Limited ADR †	3,770	420,883
Facebook Incorporated Class A †	51,660	4,013,982
Google Incorporated Class A †	4,644	2,549,928
Google Incorporated Class C †	5,014	2,716,736
Pandora Media Incorporated †	26,150	514,109
Twitter Incorporated †	1,750	73,045

		11,229,405

IT Services: 5.34%
Accenture plc	9,420	813,229
Alliance Data Systems Corporation †	5,170	1,477,948
MasterCard Incorporated Class A	22,600	1,972,754
Visa Incorporated Class A	11,260	2,907,219

		7,171,150

Semiconductors & Semiconductor Equipment: 3.07%
ARM Holdings plc ADR	14,120	604,901
Microchip Technology Incorporated «	34,870	1,574,381
Micron Technology Incorporated †	32,950	1,184,553
Texas Instruments Incorporated	14,110	767,866

		4,131,701

Software: 4.09%
Adobe Systems Incorporated †	8,430	621,122
Microsoft Corporation	19,150	915,562
Salesforce.com Incorporated †	34,114	2,042,405
ServiceNow Incorporated †	21,000	1,343,160
Splunk Incorporated †	6,460	433,466
Tableau Software Incorporated Class A †	1,650	138,402

		5,494,117

Technology Hardware, Storage & Peripherals: 4.27%
Apple Incorporated	41,207	4,900,749
Western Digital Corporation	8,120	838,552

		5,739,301

Materials: 3.13%

Chemicals: 3.13%
Airgas Incorporated	1,480	171,132
Ecolab Incorporated	6,230	678,754
Monsanto Company	13,740	1,647,563
Praxair Incorporated	13,270	1,703,603

		4,201,052

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 1.12%

Wireless Telecommunication Services: 1.12%
SBA Communications Corporation Class A †		12,333	$1,500,556

Total Common Stocks (Cost $87,975,922)			133,173,819

	Yield

Short-Term Investments: 2.42%

Investment Companies: 2.42%
Securities Lending Cash Investments, LLC (r)(l)(u)	0.12%	1,815,925	1,815,925
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,435,598	1,435,598

Total Short-Term Investments (Cost $3,251,523)			3,251,523

Total investments in securities (Cost $91,227,445) *	101.56%	136,425,342
Other assets and liabilities, net	(1.56)	(2,099,469)

Total net assets	100.00%	$134,325,873

†	Non-income-earning security

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $91,565,195 and unrealized gains (losses) consists of:

Gross unrealized gains	$46,274,226
Gross unrealized losses	(1,414,079)

Net unrealized gains	$44,860,147

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	67

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.54%

Consumer Discretionary: 12.72%

Auto Components: 2.66%
Gentherm Incorporated †	534,700	$20,152,843
Motorcar Parts of America Incorporated †	285,572	9,638,055

		29,790,898

Diversified Consumer Services: 2.00%
Grand Canyon Education Incorporated †	385,600	17,610,352
LifeLock Incorporated †	289,700	4,782,947

		22,393,299

Hotels, Restaurants & Leisure: 3.79%
Fiesta Restaurant Group Incorporated †	464,155	26,020,529
Jack In the Box Incorporated	63,000	4,693,500
The Habit Restaurants Incorporated Class A †	105,453	3,418,786
Zoe’s Kitchen Incorporated «†	262,630	8,306,987

		42,439,802

Internet & Catalog Retail: 0.15%
RetailMeNot Incorporated «†	116,307	1,712,621

Media: 1.10%
IMAX Corporation †	391,510	12,285,584

Specialty Retail: 1.67%
Boot Barn Holdings Incorporated †	176,379	3,809,786
Five Below Incorporated «†	320,697	14,963,722

		18,773,508

Textiles, Apparel & Luxury Goods: 1.35%
G-III Apparel Group Limited †	170,600	15,096,394

Consumer Staples: 1.47%

Food & Staples Retailing: 1.47%
Diplomat Pharmacy Incorporated †	137,726	3,699,320
United Natural Foods Incorporated †	170,240	12,800,346

		16,499,666

Energy: 2.90%

Energy Equipment & Services: 0.05%
RigNet Incorporated †	12,800	524,160

Oil, Gas & Consumable Fuels: 2.85%
Bonanza Creek Energy Incorporated †	172,500	4,695,450
Diamondback Energy Incorporated †	154,957	8,739,575
Oasis Petroleum Incorporated †	173,600	3,190,768
Parsley Energy Incorporated Class A †	462,048	5,840,287
RSP Permian Incorporated «†	437,788	9,526,267

		31,992,347

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 7.71%

Capital Markets: 1.60%
Financial Engines Incorporated «	547,630	$17,896,548

Consumer Finance: 2.87%
Encore Capital Group Incorporated «†	149,600	6,419,336
PRA Group Incorporated †	439,800	25,737,096

		32,156,432

Diversified Financial Services: 3.24%
MarketAxess Holdings Incorporated	552,671	36,238,637

Health Care: 31.09%

Biotechnology: 3.36%
Exact Sciences Corporation «†	177,453	4,404,383
Hyperion Therapeutics Incorporated †	239,823	4,913,973
Ligand Pharmaceuticals Incorporated †	65,100	3,505,635
NPS Pharmaceuticals Incorporated †	434,100	14,403,438
PTC Therapeutics Incorporated †	207,700	9,294,575
Repligen Corporation †	48,600	1,111,482

		37,633,486

Health Care Equipment & Supplies: 10.59%
Align Technology Incorporated †	94,200	5,359,980
Cardiovascular Systems Incorporated †	584,558	17,922,548
Cynosure Incorporated Class A †	616,678	17,001,812
DexCom Incorporated †	439,900	22,637,254
Endologix Incorporated †	618,094	7,930,146
Insulet Corporation †	164,300	7,654,737
NxStage Medical Incorporated †	372,460	6,436,109
Oxford Immunotec Global plc †	264,771	3,463,205
Spectranetics Corporation «†	773,614	25,397,748
Tandem Diabetes Care Incorporated «†	337,737	4,772,224

		118,575,763

Health Care Providers & Services: 9.84%
AAC Holdings Incorporated «†	229,581	6,625,708
Acadia Healthcare Company Incorporated †	588,960	36,521,409
Adeptus Health Incorporated Class A †	231,601	7,049,934
ExamWorks Group Incorporated †	697,028	27,428,052
HealthEquity Incorporated †	217,602	5,403,058
MWI Veterinary Supply Incorporated †	98,300	16,064,186
Team Health Holdings Incorporated †	195,300	11,163,348

		110,255,695

Health Care Technology: 0.95%
Medidata Solutions Incorporated †	248,400	10,609,164

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	69

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services: 1.22%
ICON plc ADR †	187,800	$10,430,412
INC Research Holdings Incorporated Class A †	132,129	3,222,626

		13,653,038

Pharmaceuticals: 5.13%
Akorn Incorporated «†	841,434	33,716,260
ANI Pharmaceuticals Incorporated †	200,200	10,832,822
BioDelivery Sciences International Incorporated †	427,600	6,563,660
Intersect ENT Incorporated †	309,475	5,353,918
Lannett Company Incorporated †	20,969	1,030,207

		57,496,867

Industrials: 10.59%

Aerospace & Defense: 1.01%
TASER International Incorporated «†	528,100	11,343,588

Electrical Equipment: 1.69%
Power Solutions International Incorporated «†	289,199	18,985,914

Machinery: 1.54%
Proto Labs Incorporated †	97,855	6,350,790
The Middleby Corporation †	113,450	10,850,358

		17,201,148

Professional Services: 3.97%
Corporate Executive Board Company	76,046	5,567,328
On Assignment Incorporated †	670,113	20,592,572
Paylocity Holding Corporation «†	251,133	7,305,459
Wageworks Incorporated †	188,750	11,026,775

		44,492,134

Road & Rail: 1.13%
Saia Incorporated †	227,900	12,641,613

Trading Companies & Distributors: 1.25%
DXP Enterprises Incorporated †	51,516	3,027,080
H&E Equipment Services Incorporated	312,600	10,941,000

		13,968,080

Information Technology: 32.56%

Electronic Equipment, Instruments & Components: 1.62%
Cognex Corporation †	254,700	10,368,837
Universal Display Corporation «†	278,300	7,720,042

		18,088,879

Internet Software & Services: 12.58%
Borderfree Incorporated †	680,539	6,812,195
ChannelAdvisor Corporation «†	381,500	6,714,400
DealerTrack Holdings Incorporated †	362,900	17,114,364
Demandware Incorporated †	371,500	20,804,000

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Internet Software & Services (continued)
Envestnet Incorporated †		689,492	$35,267,516
HomeAway Incorporated †		585,845	18,372,099
Q2 Holdings Incorporated †		367,249	6,827,159
SPS Commerce Incorporated †		497,432	28,990,337

			140,902,070

IT Services: 2.85%
iGATE Corporation †		184,500	6,817,275
InterXion Holding NV †		286,400	7,981,968
Maximus Incorporated		185,200	9,702,628
Wex Incorporated †		65,821	7,443,039

			31,944,910

Semiconductors & Semiconductor Equipment: 2.31%
Cavium Incorporated †		203,900	11,540,740
Veeco Instruments Incorporated †		383,900	14,361,699

			25,902,439

Software: 13.20%
Aspen Technology Incorporated †		81,700	3,083,358
Callidus Software Incorporated †		785,950	12,551,622
Fleetmatics Group plc «†		626,720	22,054,277
Guidewire Software Incorporated †		243,801	12,304,636
HubSpot Incorporated †		96,803	3,425,858
MobileIron Incorporated «†		840,888	7,795,032
Proofpoint Incorporated †		749,140	32,527,659
PROS Holdings Incorporated †		439,422	12,567,469
Synchronoss Technologies Incorporated †		367,801	15,752,917
Tyler Technologies Incorporated †		104,425	11,338,467
Ultimate Software Group Incorporated †		98,170	14,454,551

			147,855,846

Materials: 0.50%

Chemicals: 0.50%
Balchem Corporation		86,300	5,609,500

Total Common Stocks (Cost $797,241,970)			1,114,960,030

	Yield

Short-Term Investments: 12.22%

Investment Companies: 12.22%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%	130,887,098	130,887,098
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	5,987,366	5,987,366

Total Short-Term Investments (Cost $136,874,464)			136,874,464

Total investments in securities (Cost $934,116,434) *	111.76%	1,251,834,494
Other assets and liabilities, net	(11.76)	(131,745,558)

Total net assets	100.00%	$1,120,088,936

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	71

EMERGING GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $936,487,448 and unrealized gains (losses) consists of:

Gross unrealized gains	$344,568,180
Gross unrealized losses	(29,221,134)

Net unrealized gains	$315,347,046

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Equity Gateway Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.72%

Consumer Discretionary: 11.80%

Auto Components: 0.41%
Other securities		$11,700,990	0.41%

Automobiles: 0.65%
Other securities		18,756,441	0.65

Distributors: 0.08%
Other securities		2,434,550	0.08

Diversified Consumer Services: 0.05%
Other securities		1,431,853	0.05

Hotels, Restaurants & Leisure: 1.58%
McDonald’s Corporation	151,931	14,708,440	0.51
Other securities		30,817,521	1.07

		45,525,961	1.58

Household Durables: 0.42%
Other securities		12,109,918	0.42

Internet & Catalog Retail: 1.22%
Amazon.com Incorporated †	58,621	19,851,415	0.69
Other securities		15,241,491	0.53

		35,092,906	1.22

Leisure Products: 0.09%
Other securities		2,700,223	0.09

Media: 3.47%
Comcast Corporation Class A	400,450	22,841,668	0.79
The Walt Disney Company	244,348	22,604,633	0.78
Other securities		54,635,756	1.90

		100,082,057	3.47

Multiline Retail: 0.72%
Other securities		20,853,280	0.72

Specialty Retail: 2.25%
Home Depot Incorporated	208,251	20,700,149	0.72
Other securities		44,236,594	1.53

		64,936,743	2.25

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	73

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.86%
Other securities		$24,857,285	0.86%

Consumer Staples: 9.76%

Beverages: 2.21%
PepsiCo Incorporated	233,141	23,337,414	0.81
The Coca-Cola Company	610,759	27,380,326	0.95
Other securities		13,041,583	0.45

		63,759,323	2.21

Food & Staples Retailing: 2.39%
CVS Health Corporation	179,194	16,371,164	0.57
Wal-Mart Stores Incorporated	244,319	21,387,685	0.74
Other securities		31,144,786	1.08

		68,903,635	2.39

Food Products: 1.62%
Other securities		46,651,671	1.62

Household Products: 1.94%
The Procter & Gamble Company	418,947	37,885,377	1.31
Other securities		18,015,315	0.63

		55,900,692	1.94

Personal Products: 0.11%
Other securities		3,238,424	0.11

Tobacco: 1.49%
Altria Group Incorporated	306,893	15,424,442	0.53
Philip Morris International	241,704	21,011,329	0.73
Other securities		6,659,608	0.23

		43,095,379	1.49

Energy: 8.28%

Energy Equipment & Services: 1.37%
Schlumberger Limited	200,594	17,241,054	0.60
Other securities		22,293,272	0.77

		39,534,326	1.37

Oil, Gas & Consumable Fuels: 6.91%
Chevron Corporation	293,816	31,987,748	1.11
ConocoPhillips Company	190,248	12,569,685	0.44
Exxon Mobil Corporation	659,864	59,744,087	2.07
Other securities		95,008,234	3.29

		199,309,754	6.91

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Equity Gateway Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.09%

Banks: 5.82%
Bank of America Corporation	1,627,090	$27,725,614	0.96%
Citigroup Incorporated	469,098	25,317,219	0.88
JPMorgan Chase & Company	581,972	35,011,436	1.21
Wells Fargo & Company (l)	735,042	40,045,088	1.39
Other securities		39,664,343	1.38

		167,763,700	5.82

Capital Markets: 2.21%
Other securities		63,718,879	2.21

Consumer Finance: 0.91%
American Express Company	139,262	12,870,594	0.45
Other securities		13,271,058	0.46

		26,141,652	0.91

Diversified Financial Services: 2.04%
Berkshire Hathaway Incorporated Class B †	282,071	41,941,137	1.45
Other securities		16,880,589	0.59

		58,821,726	2.04

Insurance: 2.73%
Other securities		78,852,821	2.73

Real Estate Management & Development: 0.05%
Other securities		1,456,421	0.05

REITs: 2.28%
Other securities		65,866,613	2.28

Thrifts & Mortgage Finance: 0.05%
Other securities		1,438,507	0.05

Health Care: 14.15%

Biotechnology: 2.89%
Amgen Incorporated	117,532	19,429,215	0.67
Celgene Corporation †	123,706	14,064,135	0.49
Gilead Sciences Incorporated †	233,896	23,464,447	0.81
Other securities		26,300,040	0.92

		83,257,837	2.89

Health Care Equipment & Supplies: 2.19%
Other securities		63,179,808	2.19

Health Care Providers & Services: 2.24%
UnitedHealth Group Incorporated	150,337	14,827,738	0.51
Other securities		49,852,543	1.73

		64,680,281	2.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	75

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.11%
Other securities		$3,024,610	0.11%

Life Sciences Tools & Services: 0.43%
Other securities		12,486,464	0.43

Pharmaceuticals: 6.29%
Abbvie Incorporated	246,279	17,042,507	0.59
Bristol-Myers Squibb Company	256,523	15,147,683	0.53
Johnson & Johnson	436,375	47,237,594	1.64
Merck & Company Incorporated	446,331	26,958,392	0.93
Pfizer Incorporated	981,104	30,561,390	1.06
Other securities		44,629,381	1.54

		181,576,947	6.29

Industrials: 10.32%

Aerospace & Defense: 2.63%
Boeing Company	103,694	13,932,326	0.48
United Technologies Corporation	131,638	14,490,711	0.50
Other securities		47,401,640	1.65

		75,824,677	2.63

Air Freight & Logistics: 0.78%
Other securities		22,373,609	0.78

Airlines: 0.37%
Other securities		10,520,786	0.37

Building Products: 0.07%
Other securities		2,135,237	0.07

Commercial Services & Supplies: 0.46%
Other securities		13,187,947	0.46

Construction & Engineering: 0.12%
Other securities		3,490,225	0.12

Electrical Equipment: 0.56%
Other securities		16,278,770	0.56

Industrial Conglomerates: 2.34%
3M Company	100,258	16,050,303	0.56
General Electric Company	1,552,517	41,126,175	1.43
Other securities		10,324,201	0.35

		67,500,679	2.34

Machinery: 1.56%
Other securities		45,123,333	1.56

Professional Services: 0.19%
Other securities		5,387,604	0.19

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Equity Gateway Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.04%
Union Pacific Corporation	138,856	$16,214,215	0.56%
Other securities		13,804,879	0.48

		30,019,094	1.04

Trading Companies & Distributors: 0.20%
Other securities		5,905,054	0.20

Information Technology: 19.71%

Communications Equipment: 1.63%
Cisco Systems Incorporated	788,985	21,807,545	0.76
QUALCOMM Incorporated	259,326	18,904,865	0.65
Other securities		6,264,587	0.22

		46,976,997	1.63

Electronic Equipment, Instruments & Components: 0.40%
Other securities		11,562,764	0.40

Internet Software & Services: 3.22%
Facebook Incorporated Class A †	322,352	25,046,750	0.87
Google Incorporated Class A †	43,957	24,135,910	0.84
Google Incorporated Class C †	43,954	23,815,596	0.82
Other securities		19,823,577	0.69

		92,821,833	3.22

IT Services: 3.25%
International Business Machines Corporation	143,550	23,279,504	0.81
MasterCard Incorporated	152,294	13,293,743	0.46
Visa Incorporated Class A	76,169	19,666,074	0.68
Other securities		37,579,995	1.30

		93,819,316	3.25

Semiconductors & Semiconductor Equipment: 2.45%
Intel Corporation	766,054	28,535,512	0.99
Other securities		42,234,165	1.46

		70,769,677	2.45

Software: 3.79%
Microsoft Corporation	1,274,928	60,954,308	2.11
Oracle Corporation	503,183	21,339,991	0.74
Other securities		26,985,129	0.94

		109,279,428	3.79

Technology Hardware, Storage & Peripherals: 4.97%
Apple Incorporated	926,486	110,186,980	3.82
Other securities		33,354,688	1.15

		143,541,668	4.97

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	77

INDEX PORTFOLIO

Security name		Shares	Value	Percent of net assets

Materials: 3.17%

Chemicals: 2.34%
Other securities			$67,498,229	2.34%

Construction Materials: 0.09%
Other securities			2,482,357	0.09

Containers & Packaging: 0.20%
Other securities			5,890,602	0.20

Metals & Mining: 0.42%
Other securities			12,096,064	0.42

Paper & Forest Products: 0.12%
Other securities			3,555,995	0.12

Telecommunication Services: 2.38%

Diversified Telecommunication Services: 2.38%
AT&T Incorporated		802,415	28,389,443	0.98
Verizon Communications Incorporated		641,380	32,447,414	1.13
Other securities			7,783,311	0.27

			68,620,168	2.38

Utilities: 3.06%

Electric Utilities: 1.75%
Other securities			50,499,192	1.75

Gas Utilities: 0.03%
Other securities			967,055	0.03

Independent Power & Renewable Electricity Producers: 0.11%
Other securities			3,061,443	0.11

Multi-Utilities: 1.17%
Other securities			33,837,538	1.17

Total Common Stocks (Cost $1,423,799,062)			2,848,169,018	98.72

	Yield
Short-Term Investments: 1.86%

Investment Companies: 1.77%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	15,878,700	15,878,700	0.55
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	35,068,768	35,068,768	1.22

			50,947,468	1.77

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Equity Gateway Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

INDEX PORTFOLIO

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01%	1-8-2015	$1,900,000	$1,899,975	0.06%
U.S. Treasury Bill (z)#	0.02	12-18-2014	180,000	179,998	0.01
U.S. Treasury Bill (z)#	0.02	3-5-2015	360,000	359,981	0.01
U.S. Treasury Bill (z)#	0.06	4-23-2015	225,000	224,946	0.01

				2,664,900	0.09

Total Short-Term Investments (Cost $53,612,375)				53,612,368	1.86

Total investments in securities (Cost $1,477,411,437) *				2,901,781,386	100.58%
Other assets and liabilities, net				(16,627,350)	(0.58)

Total net assets				$2,885,154,036	100.00%

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,556,651,323 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,443,250,527
Gross unrealized losses	(98,120,464)

Net unrealized gains	$1,345,130,063

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	79

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.93%

Belgium: 3.97%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	28,940	$3,401,507
Telenet Group Holding NV (Consumer Discretionary, Media) †	22,489	1,286,381
UCB SA (Health Care, Pharmaceuticals)	19,855	1,558,427

		6,246,315

Brazil: 0.18%
Ambev SA ADR (Consumer Staples, Beverages)	42,189	276,338

China: 10.45%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	4,262	475,810
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	37,490	9,189,174
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	233,000	2,870,849
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,541,000	1,045,231
Tencent Holdings Limited (Information Technology, Internet Software & Services)	178,400	2,852,596

		16,433,660

Denmark: 0.19%
Rockwool International AS B Shares (Industrials, Building Products)	2,420	300,679

France: 5.75%
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	57,178	1,007,791
L’Oreal SA (Consumer Staples, Personal Products)	6,608	1,128,104
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	6,670	1,199,275
Pernod-Ricard SA (Consumer Staples, Beverages)	2,016	239,086
Publicis Groupe SA (Consumer Discretionary, Media)	102	7,496
Schneider Electric SA (Industrials, Electrical Equipment)	19,776	1,614,237
Technip SA (Energy, Energy Equipment & Services)	8,423	548,142
Vinci SA (Industrials, Construction & Engineering)	13,889	751,338
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	77,004	2,553,498

		9,048,967

Germany: 11.84%
Allianz AG (Financials, Insurance)	8,365	1,441,066
Bayer AG (Health Care, Pharmaceuticals)	45,409	6,833,965
Beiersdorf AG (Consumer Staples, Personal Products)	23,029	2,051,123
Deutsche Post AG (Industrials, Air Freight & Logistics)	69,999	2,326,869
Linde AG (Materials, Chemicals)	27,948	5,277,210
MTU Aero Engines AG (Industrials, Aerospace & Defense)	7,732	689,532

		18,619,765

Hong Kong: 6.39%
AIA Group Limited (Financials, Insurance)	950,800	5,492,765
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	284,500	2,270,893
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	382,800	2,292,881

		10,056,539

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland: 3.59%
Covidien plc (Health Care, Health Care Equipment & Supplies)	55,835	$5,639,335

Japan: 14.80%
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	701,000	3,544,282
JS Group Corporation (Industrials, Building Products)	60,000	1,276,144
Kawasaki Heavy Industries Limited (Industrials, Machinery)	78,116	343,613
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	35,800	2,293,951
NGK Insulators Limited (Industrials, Machinery)	130,000	2,886,576
Olympus Corporation (Health Care, Health Care Equipment & Supplies) †	113,400	4,128,154
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	12,200	1,044,510
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	39,269	2,635,030
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	83,200	5,127,874

		23,280,134

Mexico: 3.05%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	128,450	4,797,608

Netherlands: 4.45%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	46,681	4,933,172
Nielsen Holdings NV (Industrials, Professional Services) «	7,161	299,115
Unilever NV (Consumer Staples, Food Products) «	43,287	1,764,250

		6,996,537

South Korea: 0.38%
Naver Corporation (Information Technology, Internet Software & Services)	844	575,896
Orion Corporation (Consumer Staples, Food Products)	18	15,889

		591,785

Spain: 1.97%
Grifols SA (Health Care, Biotechnology)	20,597	918,153
Grifols SA ADR (Health Care, Biotechnology)	18,313	681,976
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	93,451	1,497,700

		3,097,829

Sweden: 0.83%
Swedbank AB (Financials, Banks)	49,780	1,306,046

Switzerland: 8.85%
Actelion Limited (Health Care, Biotechnology)	17,281	2,056,005
Nestle SA (Consumer Staples, Food Products)	57,662	4,331,740
Roche Holdings AG (Health Care, Pharmaceuticals)	15,380	4,608,824
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,238	612,110
Syngenta AG (Materials, Chemicals)	2,906	957,784
Zurich Financial Services AG (Financials, Insurance)	4,311	1,351,665

		13,918,128

United Kingdom: 18.10%
Babcock International Group plc (Industrials, Commercial Services & Supplies)	47,400	842,899
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	266,746	1,711,318

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	81

INTERNATIONAL GROWTH PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
Croda International plc (Materials, Chemicals)		52,433	$2,012,409
Diageo plc (Consumer Staples, Beverages)		4,956	153,551
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		36,646	1,553,219
Johnson Matthey plc (Materials, Chemicals)		62,393	3,245,600
Liberty Global plc Class A (Consumer Discretionary, Media)		53,969	2,805,848
Liberty Global plc Class C (Consumer Discretionary, Media) †		90,152	4,500,388
Lloyds Banking Group plc (Financials, Banks) †		982,846	1,235,117
Prudential plc (Financials, Insurance)		78,205	1,893,400
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		158,153	2,083,935
Rolls-Royce Holdings plc Class C Preference Shares (Industrials, Aerospace & Defense) †(a)		18,495,180	28,926
SABMiller plc (Consumer Staples, Beverages)		59,469	3,314,860
Saga plc (Financials, Diversified Financial Services) †«		55,063	132,450
Smiths Group plc (Industrials, Industrial Conglomerates)		26,695	483,059
WPP plc (Consumer Discretionary, Media)		118,085	2,474,779

			28,471,758

United States: 2.14%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †		33,777	1,823,620
Schlumberger Limited (Energy, Energy Equipment & Services)		17,924	1,540,568

			3,364,188

Total Common Stocks (Cost $118,310,333)			152,445,611

Participation Notes: 0.78%

United Kingdom: 0.78%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		115,900	1,232,086

Total Participation Notes (Cost $969,118)			1,232,086

	Dividend yield

Preferred Stocks: 1.33%

Germany: 1.33%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.51%	18,843	2,091,882

Total Preferred Stocks (Cost $1,392,735)			2,091,882

	Yield
Short-Term Investments: 2.08%

Investment Companies: 2.08%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12	1,787,826	1,787,826
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,480,017	1,480,017

Total Short-Term Investments (Cost $3,267,843)			3,267,843

Total investments in securities (Cost $123,940,029) *	101.12%	159,037,422
Other assets and liabilities, net	(1.12)	(1,754,016)

Total net assets	100.00%	$157,283,406

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $124,190,209 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,566,124
Gross unrealized losses	(2,718,911)

Net unrealized gains	$34,847,213

The following table shows the percent of total long-term investments by sector as of November 30, 2014:

Health Care	17.64%
Consumer Discretionary	17.12
Industrials	15.10
Information Technology	12.74
Consumer Staples	12.05
Financials	8.92
Telecommunication Services	7.71
Materials	7.38
Energy	1.34

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	83

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.52%

Australia: 5.51%
Arrium Limited (Materials, Metals & Mining)	3,063,400	$625,892
Bendigo Bank Limited (Financials, Banks)	272,500	2,962,375
Boart Longyear Group Limited (Industrials, Construction & Engineering) †«	199,991	31,497
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	842,133
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,569,896
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,899,480
Fortescue Metals Group Limited (Materials, Metals & Mining) «	394,700	987,864
Independence Group NL (Materials, Metals & Mining)	404,400	1,445,916
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	4,574,175
Metcash Limited (Consumer Staples, Food & Staples Retailing) «	785,500	1,745,297
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	277,070
Mineral Resources Limited (Materials, Metals & Mining)	144,300	937,289
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	577,400	796,296
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	128,723
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,356,376
Rio Tinto Limited (Materials, Metals & Mining)	66,800	3,360,830
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	842,639
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,361,658
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	269,263

		27,014,669

Austria: 1.30%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,189,533
Raiffeisen Bank International AG (Financials, Banks)	81,200	1,681,258
RHI AG (Materials, Construction Materials) (i)	64,721	1,518,437
Voestalpine AG (Materials, Metals & Mining)	47,700	1,982,393

		6,371,621

Belgium: 0.59%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	2,882,203

Brazil: 0.99%
Banco do Brasil SA (Financials, Banks)	196,000	2,261,965
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	253,200	1,885,537
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	686,782

		4,834,284

Canada: 2.91%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	65,800	7,091,950
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	3,802,102
WestJet Airlines Limited (Industrials, Airlines)	120,000	3,388,408

		14,282,460

China: 2.46%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	718,905
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,382,362
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	5,008,417

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	$2,007,792
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	1,730,000	2,632,400
Shanghai Pharmaceuticals Holding Company Limited (Health Care, Pharmaceuticals)	131,600	313,604

		12,063,480

Czech Republic: 0.33%
CEZ AS (Utilities, Electric Utilities)	57,500	1,602,829

Finland: 0.94%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	2,485,585
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,121,872

		4,607,457

France: 8.40%
Alstom SA (Industrials, Machinery) †	83,800	2,932,659
AXA SA (Financials, Insurance)	132,200	3,193,698
BNP Paribas SA (Financials, Banks)	49,100	3,150,064
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,208,383
Credit Agricole SA (Financials, Banks)	219,328	3,085,245
Electricite de France SA (Utilities, Electric Utilities)	122,100	3,657,690
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,251,429
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	5,948,503
SCOR SE (Financials, Insurance)	109,700	3,424,776
Societe Generale SA (Financials, Banks)	39,000	1,935,769
Thales SA (Industrials, Aerospace & Defense)	59,100	3,137,871
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,245,423

		41,171,510

Germany: 7.87%
Allianz AG (Financials, Insurance)	35,700	6,150,156
BASF SE (Materials, Chemicals)	46,500	4,224,353
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	26,100	2,986,188
Daimler AG (Consumer Discretionary, Automobiles)	69,300	5,846,391
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,347,504
E.ON SE (Utilities, Multi-Utilities)	87,200	1,546,709
Gildemeister AG (Industrials, Machinery)	58,200	1,542,870
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,768,019
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	4,060,529
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,428,317
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	43,300	1,560,312
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,115,241

		38,576,589

Hong Kong: 1.90%
China Resources Cement Holdings Limited (Materials, Construction Materials)	743,000	509,711
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	898,095
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,158,500	1,738,893
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,054,752
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,906,021
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,192,124

		9,299,596

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	85

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Hungary: 0.01%
Richter Gedeon (Health Care, Pharmaceuticals)	3,800	$59,155

India: 1.56%
Gail Limited (Utilities, Gas Utilities) (i)	41,200	1,957,000
Tata Motors Limited ADR (Consumer Discretionary, Automobiles) (i)	83,800	3,826,308
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,876,217

		7,659,525

Ireland: 0.62%
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	8,324
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,018,205

		3,026,529

Israel: 1.15%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,705,965
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,923,613

		5,629,578

Italy: 1.30%
Enel SpA (Utilities, Electric Utilities)	688,400	3,323,514
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,065,371

		6,388,885

Japan: 19.78%
Adeka Corporation (Materials, Chemicals)	203,200	2,448,605
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,659,796
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	69,000	479,110
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,586,800
Aozora Bank Limited (Financials, Banks)	588,000	1,912,598
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	1,788,371
Chiba Bank Limited (Financials, Banks)	329,000	2,187,419
CKD Corporation (Industrials, Machinery)	10,200	85,437
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	911,634
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	2,327,547
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,153,770
Fukuoka Financial Group Incorporated (Financials, Banks)	357,000	1,946,398
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,310,240
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,518,267
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	41,000	870,650
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	67,800	4,344,411
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,927,109
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,096,469
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,253,752
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	952,857
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	671,589
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,800,737
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,591,820
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,867,699
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	1,271,641

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	117,000	$6,261,625
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	367,800	3,435,631
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	2,808,376
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	123,100	3,892,582
Rengo Company Limited (Materials, Containers & Packaging)	189,000	761,288
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,471,666
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	84,000	1,123,350
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,446,701
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	971,265
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,040,448
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	109,000	1,668,939
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,786,045
The Keiyo Bank Limited (Financials, Banks)	62,000	344,299
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	1,660,302
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	162,500	3,327,505
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	1,783,532
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	16,800	948,513
West Japan Railway Company (Industrials, Road & Rail)	54,200	2,587,825
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	2,732,991

		97,017,609

Liechtenstein: 0.13%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	634,823

Netherlands: 2.80%
Aegon NV (Financials, Insurance)	334,000	2,623,658
ING Groep NV (Financials, Banks) †	237,100	3,475,376
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	4,659,733
Nutreco NV (Consumer Staples, Food Products)	52,400	2,998,282

		13,757,049

Norway: 1.65%
Atea ASA (Information Technology, IT Services)	84,900	881,012
DnB Nor ASA (Financials, Banks)	148,800	2,464,224
Marine Harvest ASA (Consumer Staples, Food Products)	94,300	1,333,786
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,162,124
Yara International ASA (Materials, Chemicals)	53,600	2,272,843

		8,113,989

Poland: 0.60%
Asseco Poland SA (Information Technology, Software)	101,800	1,629,236
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,334,439

		2,963,675

Russia: 1.06%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	2,439,228
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	14,430
LUKOIL ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,763,300

		5,216,958

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	87

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Singapore: 1.13%
DBS Group Holdings Limited (Financials, Banks)	227,000	$3,453,856
United Overseas Bank Limited (Financials, Banks)	113,000	2,080,872

		5,534,728

South Africa: 0.66%
Barclays Africa Group Limited (Financials, Banks)	200,300	3,224,974

South Korea: 2.51%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,687,802
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	13,449	307,107
Industrial Bank of Korea (Financials, Banks)	192,500	2,614,852
Kwangju Bank (Financials, Banks) †	13,510	120,108
Kyongnam Bank (Financials, Banks) †	20,645	237,577
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	5,645,697
Woori Bank (Financials, Banks) †	178,044	1,719,456

		12,332,599

Spain: 1.53%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	3,875,691
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	2,780,499
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	839,793

		7,495,983

Sweden: 2.22%
Boliden AB (Materials, Metals & Mining)	169,300	2,861,293
Nordea Bank AB (Financials, Banks)	177,300	2,215,269
Saab AB (Industrials, Aerospace & Defense)	113,500	3,169,651
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,914,430
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	103,000	734,994

		10,895,637

Switzerland: 5.06%
Baloise Holding AG (Financials, Insurance)	28,800	3,763,458
Credit Suisse Group AG (Financials, Capital Markets)	184,595	4,935,276
GAM Holding AG (Financials, Capital Markets)	79,700	1,411,204
Georg Fischer AG (Industrials, Machinery)	3,000	1,837,432
Novartis AG (Health Care, Pharmaceuticals)	34,700	3,359,513
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,148,175
Zurich Financial Services AG (Financials, Insurance)	17,100	5,361,512

		24,816,570

Taiwan: 0.49%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,401,260

Thailand: 0.79%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,366,559
Thanachart Capital plc (Financials, Banks)	1,481,500	1,511,504

		3,878,063

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom: 18.27%
3i Group plc (Financials, Capital Markets)		316,400	$2,197,133
Alent plc (Materials, Chemicals)		111,265	592,011
AMEC plc (Energy, Energy Equipment & Services)		83,300	1,217,478
Amlin plc (Financials, Insurance)		279,000	1,942,657
Anglo American plc (Materials, Metals & Mining)		107,000	2,211,504
AstraZeneca plc (Health Care, Pharmaceuticals)		89,800	6,713,378
Aviva plc (Financials, Insurance)		314,900	2,501,919
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	5,147,446
Barclays plc (Financials, Banks)		715,000	2,741,415
Barratt Developments plc (Consumer Discretionary, Household Durables)		236,200	1,700,426
BP plc (Energy, Oil, Gas & Consumable Fuels)		844,300	5,548,680
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		727,900	4,669,864
Carillion plc (Industrials, Construction & Engineering)		261,500	1,421,636
Centrica plc (Utilities, Multi-Utilities)		898,500	3,999,354
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	913,392
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	1,394,313
Firstgroup plc (Industrials, Road & Rail) †		254,700	450,137
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		75,900	1,762,808
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	908,935
J Sainsbury plc (Consumer Staples, Food & Staples Retailing) «		907,900	3,314,177
Kesa Electricals plc (Consumer Discretionary, Specialty Retail) (i)		547,900	571,991
Lloyds Banking Group plc (Financials, Banks) †		1,749,400	2,198,426
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	1,264,625
Mondi plc (Materials, Paper & Forest Products)		127,600	2,185,253
Old Mutual plc (Financials, Insurance)		982,800	3,078,811
Pace plc (Consumer Discretionary, Household Durables)		308,800	1,736,736
Petrofac Limited (Energy, Energy Equipment & Services)		84,300	1,087,723
Premier Foods plc (Consumer Staples, Food Products) †		73,926	42,780
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	477,666
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		322,700	11,219,547
Standard Chartered plc (Financials, Banks)		253,000	3,708,031
Tate & Lyle plc (Consumer Staples, Food Products)		158,800	1,498,872
Tesco plc (Consumer Staples, Food & Staples Retailing)		1,033,600	3,014,059
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,102,462
Vesuvius plc (Industrials, Machinery)		145,400	946,690
WH Smith plc (Consumer Discretionary, Specialty Retail)		111,900	2,210,397
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	1,897,546

			89,590,278

Total Common Stocks (Cost $467,306,073)			473,344,565

	Dividend yield

Preferred Stocks: 0.94%

Brazil: 0.94%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	5.03%	349,800	2,004,819
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	12.06	109,056	599,099
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	8.32	257,700	2,003,446

Total Preferred Stocks (Cost $7,494,241)			4,607,364

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	89

INTERNATIONAL VALUE PORTFOLIO

Security name		Expiration date	Shares	Value

Rights: 0.01%

Spain: 0.01%
Telefonica SA †		2-27-2015	52,400	$23,994

Total Rights (Cost $22,818)				23,994

	Yield

Short-Term Investments: 4.24%

Investment Companies: 4.24%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%		14,194,341	14,194,341
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08		6,617,840	6,617,840

Total Short-Term Investments (Cost $20,812,181)				20,812,181

Total investments in securities (Cost $495,635,313) *	101.71%	498,788,104
Other assets and liabilities, net	(1.71)	(8,394,726)

Total net assets	100.00%	$490,393,378

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security

±	Variable rate investment. The interest rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $452,438,425 and unrealized gains (losses) consists of:

Gross unrealized gains	$159,488,851
Gross unrealized losses	(113,139,172)

Net unrealized gains	$46,349,679

The following table shows the percent of total long-term investments by sector as of November 30, 2014:

Financials	30.21%
Consumer Discretionary	13.47
Industrials	11.94
Energy	9.86
Materials	8.75
Health Care	6.99
Consumer Staples	6.82
Telecommunication Services	5.58
Utilities	4.03
Information Technology	2.35

100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.80%

Consumer Discretionary: 8.73%

Automobiles: 1.02%
Ford Motor Company	57,585	$905,812

Hotels, Restaurants & Leisure: 2.27%
Las Vegas Sands Corporation	10,359	659,765
Norwegian Cruise Line Holdings Limited †	30,830	1,353,129

		2,012,894

Household Durables: 1.88%
Newell Rubbermaid Incorporated	28,697	1,041,986
Toll Brothers Incorporated †	17,999	629,785

		1,671,771

Media: 2.52%
Gannett Company Incorporated	12,760	415,338
The Walt Disney Company	4,950	457,925
Viacom Incorporated Class B	18,073	1,366,861

		2,240,124

Textiles, Apparel & Luxury Goods: 1.04%
PVH Corporation	7,272	924,562

Consumer Staples: 4.82%

Food & Staples Retailing: 2.96%
CVS Health Corporation	28,745	2,626,143

Household Products: 1.40%
The Procter & Gamble Company	13,758	1,244,136

Personal Products: 0.46%
Herbalife Limited «	9,385	405,901

Energy: 9.05%

Energy Equipment & Services: 1.00%
Baker Hughes Incorporated	15,574	887,718

Oil, Gas & Consumable Fuels: 8.05%
Chevron Corporation	9,775	1,064,204
ConocoPhillips Company	14,775	976,184
Exxon Mobil Corporation	13,508	1,223,014
Marathon Oil Corporation	42,007	1,214,842
Noble Energy Incorporated	15,968	785,306
Valero Energy Corporation	28,154	1,368,566
Whiting Petroleum Corporation †	12,415	518,575

		7,150,691

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	91

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 29.36%

Banks: 12.28%
Bank of America Corporation	121,134	$2,064,123
BOK Financial Corporation	20,039	1,291,514
Citigroup Incorporated	41,091	2,217,681
First Republic Bank	29,589	1,524,721
JPMorgan Chase & Company	35,754	2,150,961
KeyCorp	122,684	1,656,234

		10,905,234

Capital Markets: 2.28%
Ameriprise Financial Incorporated	7,966	1,049,680
Goldman Sachs Group Incorporated	5,193	978,413

		2,028,093

Consumer Finance: 1.05%
American Express Company	10,096	933,072

Insurance: 8.85%
ACE Limited	7,968	911,061
American International Group Incorporated	42,022	2,302,806
Endurance Specialty Holdings Limited	19,620	1,157,188
MetLife Incorporated	30,141	1,676,141
The Hartford Financial Services Group Incorporated	43,741	1,806,503

		7,853,699

REITs: 4.90%
Alexandria Real Estate Equities Incorporated	11,116	955,087
American Campus Communities Incorporated	23,430	937,200
American Tower Corporation	13,983	1,468,355
LaSalle Hotel Properties	24,497	988,944

		4,349,586

Health Care: 13.56%

Biotechnology: 0.88%
Gilead Sciences Incorporated †	7,831	785,606

Health Care Equipment & Supplies: 2.97%
Medtronic Incorporated	14,952	1,104,504
Stryker Corporation	16,469	1,530,135

		2,634,639

Health Care Providers & Services: 2.96%
Cigna Corporation	16,419	1,689,351
HCA Holdings Incorporated †	13,462	938,167

		2,627,518

Pharmaceuticals: 6.75%
Johnson & Johnson	8,586	929,435
Merck & Company Incorporated	32,684	1,974,114

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Novartis AG ADR	16,667	$1,610,866
Pfizer Incorporated	47,367	1,475,482

		5,989,897

Industrials: 11.50%

Aerospace & Defense: 0.94%
Triumph Group Incorporated	12,351	840,609

Airlines: 1.30%
United Continental Holdings Incorporated †	18,839	1,153,512

Commercial Services & Supplies: 1.04%
West Corporation	29,715	928,297

Construction & Engineering: 0.85%
Quanta Services Incorporated †	24,711	753,686

Electrical Equipment: 0.72%
Eaton Corporation plc	9,411	638,348

Industrial Conglomerates: 1.45%
General Electric Company	48,541	1,285,851

Machinery: 3.97%
Crane Company	10,314	608,835
Dover Corporation	11,299	869,910
Stanley Black & Decker Incorporated	15,350	1,449,654
The Timken Company	13,991	598,675

		3,527,074

Road & Rail: 0.51%
AMERCO	1,622	451,240

Trading Companies & Distributors: 0.72%
WESCO International Incorporated †	7,726	636,545

Information Technology: 12.73%

Electronic Equipment, Instruments & Components: 1.82%
Synnex Corporation	15,724	1,123,323
TE Connectivity Limited	7,718	495,496

		1,618,819

Internet Software & Services: 2.12%
AOL Incorporated †	17,068	787,859
Yahoo! Incorporated †	21,125	1,093,008

		1,880,867

IT Services: 0.53%
Teradata Corporation †	10,346	467,018

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	93

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.04%
Skyworks Solutions Incorporated		26,834	$1,810,490

Technology Hardware, Storage & Peripherals: 6.22%
Apple Incorporated		13,430	1,597,230
EMC Corporation		48,172	1,462,020
Hewlett-Packard Company		23,512	918,379
NCR Corporation †		35,415	1,050,055
Seagate Technology plc		7,504	496,089

			5,523,773

Materials: 3.62%

Chemicals: 1.90%
Cabot Corporation		13,440	578,995
Huntsman Corporation		43,520	1,110,630

			1,689,625

Containers & Packaging: 1.07%
Crown Holdings Incorporated †		19,245	952,628

Paper & Forest Products: 0.65%
International Paper Company		10,711	576,466

Telecommunication Services: 1.93%

Diversified Telecommunication Services: 1.93%
CenturyLink Incorporated		17,637	719,060
Verizon Communications Incorporated		19,685	995,864

			1,714,924

Utilities: 3.50%

Electric Utilities: 2.60%
Duke Energy Corporation		13,268	1,073,381
The Southern Company		26,004	1,233,370

			2,306,751

Independent Power & Renewable Electricity Producers: 0.90%
AES Corporation		57,960	803,905

Total Common Stocks (Cost $69,483,953)			87,737,524

	Yield

Short-Term Investments: 2.41%

Investment Companies: 2.41%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	404,950	404,950
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,733,742	1,733,742

Total Short-Term Investments (Cost $2,138,692)			2,138,692

Total investments in securities (Cost $71,622,645) *	101.21%	89,876,216
Other assets and liabilities, net	(1.21)	(1,073,498)

Total net assets	100.00%	$88,802,718

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $72,235,908 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,528,368
Gross unrealized losses	(1,888,060)

Net unrealized gains	$17,640,308

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	95

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.13%

Consumer Discretionary: 12.96%

Auto Components: 0.66%
Modine Manufacturing Company †	253,128	$3,080,566

Diversified Consumer Services: 1.38%
2U Incorporated «†	159,562	2,884,881
Nord Anglia Education Incorporated †	216,620	3,585,061

		6,469,942

Hotels, Restaurants & Leisure: 2.58%
Brinker International Incorporated	79,275	4,465,561
Del Frisco’s Restaurant Group Incorporated †	150,506	3,344,243
Krispy Kreme Doughnuts Incorporated †	208,310	4,241,192

		12,050,996

Household Durables: 0.18%
LGI Homes Incorporated «†	53,415	853,572

Leisure Products: 0.56%
Malibu Boats Incorporated †	140,100	2,622,672

Media: 1.89%
IMAX Corporation †	150,976	4,737,627
Lions Gate Entertainment Corporation	121,409	4,115,765

		8,853,392

Multiline Retail: 0.78%
Burlington Stores Incorporated †	81,990	3,662,493

Specialty Retail: 2.99%
Chico’s FAS Incorporated	160,897	2,553,435
Christopher & Banks Corporation †	366,393	2,652,685
Dick’s Sporting Goods Incorporated	84,239	4,263,336
Monro Muffler Brake Incorporated	82,763	4,534,585

		14,004,041

Textiles, Apparel & Luxury Goods: 1.94%
Movado Group Incorporated	62,290	1,789,592
Skechers U.S.A. Incorporated Class A †	71,058	4,363,672
Tumi Holdings Incorporated †	134,479	2,943,745

		9,097,009

Consumer Staples: 1.50%

Food Products: 1.50%
Darling Ingredients Incorporated †	164,827	3,065,782
Whitewave Foods Company †	107,916	3,952,963

		7,018,745

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 4.06%

Energy Equipment & Services: 1.42%
C&J Energy Services Incorporated †	130,160	$1,971,924
Hornbeck Offshore Services Incorporated †	92,340	2,450,704
Natural Gas Services Group Incoporated †	95,515	2,212,128

		6,634,756

Oil, Gas & Consumable Fuels: 2.64%
Delek US Holdings Incorporated	96,975	2,899,553
Diamondback Energy Incorporated †	37,139	2,094,640
GasLog Limited «	131,063	2,311,951
Oasis Petroleum Incorporated †	98,311	1,806,956
Ring Energy Incorporated «†	147,350	1,408,666
Sanchez Energy Corporation «†	164,170	1,853,479

		12,375,245

Financials: 10.00%

Banks: 2.96%
PacWest Bancorp	70,629	3,284,249
ServisFirst Bancshares Incorporated	70,980	2,242,968
Signature Bank †	30,593	3,710,013
SVB Financial Group †	43,932	4,619,450

		13,856,680

Capital Markets: 3.95%
Evercore Partners Incorporated Class A	120,264	6,073,332
LPL Financial Holdings Incorporated	106,901	4,561,466
Stifel Financial Corporation †	93,428	4,534,061
Virtus Investment Partners Incorporated	21,604	3,327,016

		18,495,875

Insurance: 1.11%
Argo Group International Holdings Limited	91,920	5,187,965

REITs: 0.85%
QTS Realty Trust Incorporated Class A «	123,255	4,008,253

Thrifts & Mortgage Finance: 1.13%
Essent Group Limited †	209,854	5,288,321

Health Care: 25.38%

Biotechnology: 7.62%
Alnylam Pharmaceuticals Incorporated †	41,892	4,212,241
AMAG Pharmaceuticals Incorporated †	73,960	2,751,312
Celldex Therapeutics Incorporated «†	154,590	3,135,085
Cepheid Incorporated †	137,380	7,566,890
Exact Sciences Corporation †	183,912	4,564,696
Intrexon Corporation «†	85,827	2,276,990
NPS Pharmaceuticals Incorporated †	98,790	3,277,852

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	97

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Portola Pharmaceuticals Incorporated †	97,815	$2,750,558
Tesaro Incorporated «†	97,421	3,361,999
Tetraphase Pharmaceuticals †	67,198	1,774,027

		35,671,650

Health Care Equipment & Supplies: 7.29%
Accuray Incorporated «†	384,328	2,648,020
Analogic Corporation	46,130	3,360,109
Atricure Incorporated †	186,830	3,499,326
Cerus Corporation «†	599,269	2,714,689
DexCom Incorporated †	86,876	4,470,639
Endologix Incorporated †	341,722	4,384,293
Inogen Incorporated †	128,430	3,119,565
Insulet Corporation †	73,149	3,408,012
Nevro Corporation †	48,221	1,301,485
Spectranetics Corporation †	148,384	4,871,447
Veracyte Incorporated «†	56,380	367,598

		34,145,183

Health Care Providers & Services: 5.90%
Adeptus Health Incorporated Class A «†	123,230	3,751,121
AMN Healthcare Services Incorporated †	333,469	5,708,989
Capital Senior Living Corporation †	142,590	3,628,916
Ensign Group Incorporated	84,645	3,336,706
HealthEquity Incorporated †	246,210	6,113,394
LifePoint Hospitals Incorporated †	73,716	5,100,410

		27,639,536

Health Care Technology: 0.70%
Imprivata Incorporated †	70,190	1,039,514
Medidata Solutions Incorporated †	52,122	2,226,131

		3,265,645

Life Sciences Tools & Services: 1.28%
ICON plc ADR †	107,632	5,977,881

Pharmaceuticals: 2.59%
Akorn Incorporated †	124,781	4,999,975
Cempra Holdings Incorporated «†	154,960	2,229,874
Pacira Pharmaceuticals Incorporated †	32,418	3,045,023
Pernix Therapeutics Holdings Incorporated †	181,650	1,883,711

		12,158,583

Industrials: 13.66%

Aerospace & Defense: 1.66%
Astronics Corporation	82,778	4,057,778
Esterline Technologies Corporation †	31,301	3,719,498

		7,777,276

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Air Freight & Logistics: 0.96%
Hub Group Incorporated Class A †	118,989	$4,476,366

Building Products: 2.79%
A.O. Smith Corporation	93,439	5,039,165
NCI Building Systems Incorporated †	228,674	4,267,057
PGT Incorporated †	399,440	3,758,730

		13,064,952

Commercial Services & Supplies: 2.95%
Copart Incorporated †	126,200	4,586,108
Kar Auction Services Incorporated	140,880	4,881,492
TrueBlue Incorporated †	189,500	4,349,025

		13,816,625

Machinery: 0.98%
Wabash National Corporation †	425,898	4,595,439

Professional Services: 1.54%
On Assignment Incorporated †	175,604	5,396,311
RPX Corporation †	137,685	1,806,427

		7,202,738

Road & Rail: 2.28%
Genesee & Wyoming Incorporated Class A †	36,187	3,567,676
Roadrunner Transportation Systems Incorporated †	126,907	2,856,677
Swift Transportation Company †	146,206	4,250,208

		10,674,561

Trading Companies & Distributors: 0.50%
MSC Industrial Direct Company	30,090	2,337,090

Information Technology: 24.22%

Communications Equipment: 2.41%
Infinera Corporation †	255,452	3,481,811
Palo Alto Networks Incorporated †	38,013	4,675,599
Riverbed Technology Incorporated †	151,647	3,135,302

		11,292,712

Electronic Equipment, Instruments & Components: 1.05%
OSI Systems Incorporated †	69,616	4,912,801

Internet Software & Services: 5.00%
Benefitfocus Incorporated «†	96,160	2,604,974
Cornerstone OnDemand Incorporated «†	124,730	3,962,672
Everyday Health Incorporated «†	205,800	2,663,052
Marketo Incorporated «†	126,480	4,042,301
Pandora Media Incorporated †	161,360	3,172,338
TrueCar Incorporated «†	225,860	4,327,478
Zillow Incorporated Class A †	22,431	2,654,933

		23,427,748

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	99

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 3.31%
EVERTEC Incorporated	169,099	$3,726,942
InterXion Holding NV †	122,524	3,414,744
Maximus Incorporated	78,110	4,092,183
Vantiv Incorporated Class A †	126,080	4,253,939

		15,487,808

Semiconductors & Semiconductor Equipment: 5.94%
Applied Micro Circuits Corporation †	369,397	2,183,136
Exar Corporation †	242,611	2,215,038
Microsemi Corporation †	133,838	3,640,394
Nanometrics Incorporated †	169,769	2,519,372
Semtech Corporation †	125,453	3,194,033
Spansion Incorporated Class A †	230,065	5,376,619
Synaptics Incorporated †	53,852	3,392,137
Teradyne Incorporated	265,927	5,278,651

		27,799,380

Software: 6.51%
Bottomline Technologies Incorporated †	120,610	2,957,357
Cadence Design Systems Incorporated †	289,902	5,470,451
PTC Incorporated †	126,776	4,953,138
Qlik Technologies Incorporated †	155,053	4,780,284
SS&C Technologies Holdings	137,313	6,941,172
Synchronoss Technologies Incorporated †	58,060	2,486,710
Ultimate Software Group Incorporated †	19,721	2,903,720

		30,492,832

Materials: 4.35%

Chemicals: 2.05%
Calgon Carbon Corporation †	198,459	4,050,548
Flotek Industries Incorporated †	142,017	2,766,491
Methanex Corporation	54,136	2,796,666

		9,613,705

Metals & Mining: 1.41%
Constellium NV Class A †	184,859	2,911,529
Steel Dynamics Incorporated	163,941	3,695,230

		6,606,759

Paper & Forest Products: 0.89%
Boise Cascade Company †	116,677	4,164,202

Total Common Stocks (Cost $377,232,425)		450,161,995

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 13.93%

Investment Companies: 13.93%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	48,391,400	$48,391,400
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	16,841,539	16,841,539

Total Short-Term Investments (Cost $65,232,939)			65,232,939

Total investments in securities (Cost $442,465,364) *	110.06%	515,394,934
Other assets and liabilities, net	(10.06)	(47,111,790)

Total net assets	100.00%	$468,283,144

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $444,521,024 and unrealized gains (losses) consists of:

Gross unrealized gains	$90,430,733
Gross unrealized losses	(19,556,823)

Net unrealized gains	$70,873,910

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	101

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.29%

Consumer Discretionary: 16.30%

Auto Components: 2.35%
American Axle & Manufacturing Holdings Incorporated †	130,919	$2,793,811
Dana Holding Corporation	94,200	1,997,040

		4,790,851

Automobiles: 0.76%
Thor Industries Incorporated	26,450	1,554,202

Distributors: 1.29%
Core Mark Holding Company Incorporated	43,818	2,633,900

Diversified Consumer Services: 2.11%
Apollo Group Incorporated Class A †	38,092	1,189,232
Houghton Mifflin Harcourt Company †	72,176	1,387,223
Steiner Leisure Limited †	39,089	1,730,470

		4,306,925

Hotels, Restaurants & Leisure: 1.11%
ClubCorp Holdings Incorporated	114,994	2,266,532

Household Durables: 0.59%
The Ryland Group Incorporated	30,688	1,200,821

Media: 1.14%
Scholastic Corporation	65,393	2,321,452

Specialty Retail: 3.64%
Asbury Automotive Group Incorporated †	24,709	1,870,718
DSW Incorporated Class A	82,288	2,919,578
Francescas Holdings Corporation †	100,030	1,268,380
Rent-A-Center Incorporated	39,399	1,359,266

		7,417,942

Textiles, Apparel & Luxury Goods: 3.31%
G-III Apparel Group Limited †	26,169	2,315,695
Oxford Industries Incorporated	31,997	2,119,161
Vera Bradley Incorporated †«	100,354	2,307,138

		6,741,994

Consumer Staples: 0.79%

Food Products: 0.79%
Post Holdings Incorporated †	40,077	1,603,080

Energy: 2.96%

Oil, Gas & Consumable Fuels: 2.96%
Carrizo Oil & Gas Incorporated †	38,500	1,519,210
Laredo Petroleum Holdings Incorporated †«	94,761	990,252

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy Incorporated †	40,100	$1,183,351
Rex Energy Corporation †«	164,810	1,156,966
Sanchez Energy Corporation †«	105,041	1,185,913

		6,035,692

Financials: 39.15%

Banks: 17.73%
BancorpSouth Incorporated	124,092	2,716,374
BankUnited Incorporated	63,450	1,916,190
City National Corporation	30,254	2,335,306
Columbia Banking System Incorporated	55,735	1,531,040
Great Western Bancorp Incorporated †	97,140	2,172,050
IBERIABANK Corporation	39,117	2,555,122
Independent Bank Group Incorporated	46,923	2,012,997
Investors Bancorp Incorporated	219,394	2,371,649
MB Financial Incorporated	57,448	1,809,612
National Bank Holdings Corporation Class A	111,725	2,148,472
Old National Bancorp	123,274	1,750,491
PrivateBancorp Incorporated	94,397	2,968,786
Square 1 Financial Incorporated †	22,840	488,319
ViewPoint Financial Group Incorporated	76,636	1,827,002
Webster Financial Corporation	67,837	2,134,830
Western Alliance Bancorp †	129,978	3,435,319
Wintrust Financial Corporation	44,177	1,974,270

		36,147,829

Capital Markets: 1.05%
Stifel Financial Corporation †	43,993	2,134,980

Insurance: 7.81%
American Equity Investment Life Holding Company	74,008	1,998,216
AmTrust Financial Services Incorporated	39,156	2,009,486
CNO Financial Group Incorporated	120,410	2,087,909
Employers Holdings Incorporated	93,624	1,898,695
OneBeacon Insurance Group Limited	99,656	1,586,524
Primerica Incorporated	48,663	2,551,401
Selective Insurance Group Incorporated	73,926	1,978,999
Symetra Financial Corporation	79,964	1,811,984

		15,923,214

Real Estate Management & Development: 0.78%
Alexander & Baldwin Incorporated	41,981	1,598,636

REITs: 11.78%
CareTrust REIT Incorporated †	100,624	1,627,090
Cousins Properties Incorporated	174,260	2,132,942
Education Realty Trust Incorporated	245,042	2,852,289
Gramercy Property Trust Incorporated «	308,200	1,818,380
Parkway Properties Incorporated	103,997	2,025,862

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	103

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs (continued)
Pebblebrook Hotel Trust	61,092	$2,637,342
Physicians Realty Trust	134,300	2,076,278
Ramco-Gershenson Properties Trust	117,121	2,096,466
Sabra Health Care REIT Incorporated	82,541	2,336,736
STAG Industrial Incorporated	90,459	2,156,543
Sunstone Hotel Investors Incorporated	140,367	2,247,276

		24,007,204

Health Care: 5.62%

Health Care Equipment & Supplies: 1.34%
Alere Incorporated †	68,497	2,732,345

Health Care Providers & Services: 4.28%
Ensign Group Incorporated	61,144	2,410,296
Health Net Incorporated †	64,163	3,296,695
WellCare Health Plans Incorporated †	41,013	3,024,299

		8,731,290

Industrials: 9.77%

Air Freight & Logistics: 1.09%
Atlas Air Worldwide Holdings Incorporated †	48,655	2,221,101

Commercial Services & Supplies: 3.04%
ACCO Brands Corporation †	255,684	2,239,792
Quad Graphics Incorporated	89,777	1,949,059
United Stationers Incorporated	49,119	2,016,826

		6,205,677

Construction & Engineering: 0.97%
Tutor Perini Corporation †	78,095	1,971,899

Machinery: 0.97%
Briggs & Stratton Corporation	67,031	1,343,972
Global Brass & Copper Holdings Incorporated	51,986	636,829

		1,980,801

Professional Services: 1.65%
FTI Consulting Incorporated †	66,881	2,592,976
Hill International Incorporated †	211,016	770,208

		3,363,184

Road & Rail: 1.36%
Quality Distribution Incorporated †	133,277	1,608,653
Universal Truckload Services	42,306	1,161,723

		2,770,376

Trading Companies & Distributors: 0.69%
TAL International Group Incorporated «	31,909	1,410,059

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Equity Gateway Funds	Portfolio of investments—November 30, 2014 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Information Technology: 11.91%

Communications Equipment: 2.05%
ARRIS Group Incorporated †	95,933	$2,855,925
Extreme Networks Incorporated †	367,680	1,331,002

		4,186,927

Electronic Equipment, Instruments & Components: 5.04%
Celestica Incorporated †	184,936	1,989,911
Itron Incorporated †	46,834	1,892,094
Plexus Corporation †	52,721	2,056,646
Sanmina Corporation †	95,180	2,341,428
Tech Data Corporation †	31,958	1,991,942

		10,272,021

Semiconductors & Semiconductor Equipment: 2.14%
Advanced Energy Industries Incorporated †	114,315	2,335,455
Photronics Incorporated †	113,925	1,027,604
Xcerra Corporation †	124,511	997,333

		4,360,392

Software: 1.53%
EPIQ Systems Incorporated	97,481	1,495,359
Mentor Graphics Corporation	73,693	1,636,722

		3,132,081

Technology Hardware, Storage & Peripherals: 1.15%
QLogic Corporation †	202,559	2,337,531

Materials: 4.42%

Chemicals: 1.37%
Chemtura Corporation †	85,113	1,983,133
Zep Incorporated	59,452	809,142

		2,792,275

Metals & Mining: 3.05%
Commercial Metals Company	110,219	1,800,978
Horsehead Holding Corporation †	153,518	2,397,951
Suncoke Energy Incorporated	99,083	2,014,357

		6,213,286

Telecommunication Services: 0.50%

Diversified Telecommunication Services: 0.50%
ORBCOMM Incorporated †	157,260	1,019,045

Utilities: 4.87%

Electric Utilities: 4.87%
El Paso Electric Company	60,431	2,286,104
PNM Resources Incorporated	82,597	2,392,009

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	105

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Electric Utilities (continued)
Portland General Electric Company			73,294	$2,702,350
UIL Holdings Corporation			64,000	2,547,202

				9,927,665

Total Common Stocks (Cost $153,876,536)				196,313,209

		Expiration date

Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	6,201

Total Warrants (Cost $0)				6,201

	Yield
Short-Term Investments: 6.76%

Investment Companies: 6.76%
Securities Lending Cash Investments, LLC (u)(l)(r)	0.12%		6,184,225	6,184,225
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08		7,594,762	7,594,762

Total Short-Term Investments (Cost $13,778,987)				13,778,987

Total investments in securities (Cost $167,655,523) *	103.05%	210,098,397
Other assets and liabilities, net	(3.05)	(6,213,944)

Total net assets	100.00%	$203,884,453

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $168,006,920 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,781,875
Gross unrealized losses	(6,690,398)

Net unrealized gains	$42,091,477

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Equity Gateway Funds	Statements of assets and liabilities—November 30, 2014 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unffiliated securities (including securities on loan), at value (see cost below)	$310,964,050	$133,173,819
In affiliated securities, at value (see cost below)	24,831,887	3,251,523

Total investments, at value (see cost below)	335,795,937	136,425,342
Cash	21,207	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	1,943,425	340,761
Receivable for dividends	604,712	114,298
Receivable for securities lending income	1,086	532
Prepaid expenses and other assets	2,561	2,947

Total assets	338,368,928	136,883,880

Liabilities
Payable for investments purchased	0	655,678
Payable upon receipt of securities loaned	0	1,815,925
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	178,278	60,737
Professional fees payable	16,958	17,739
Accrued expenses and other liabilities	8,716	7,928

Total liabilities	203,952	2,558,007

Total net assets	$338,164,976	$134,325,873

Investments in unaffiliated securities, at cost	$215,386,586	$87,975,922

Investments in affiliated securities, at cost	$24,831,887	$3,251,523

Total investments, at cost	$240,218,473	$91,227,445

Securities on loan, at value	$0	$1,778,336

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	107

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,114,960,030	$2,810,788,830	$155,769,579	$477,975,923	$87,737,524	$450,161,995	$196,319,410
136,874,464	90,992,556	3,267,843	20,812,181	2,138,692	65,232,939	13,778,987

1,251,834,494	2,901,781,386	159,037,422	498,788,104	89,876,216	515,394,934	210,098,397
0	28,990	0	0	3,689	393,687	0
0	0	55,063	4,178,048	0	0	0
0	166,343	764,583	573,001	284,855	1,585,820	22,974
91,511	6,383,242	122,568	1,791,356	176,754	123,201	102,705
67,854	8,277	5,238	8,917	861	47,786	2,475
8,347	0	6,623	9,115	3,923	6,970	3,672

1,252,002,206	2,908,368,238	159,991,497	505,348,541	90,346,298	517,552,398	210,230,223

263,144	6,816,649	771,940	402,008	1,068,145	556,489	0
130,887,098	15,878,700	1,787,826	14,194,341	404,950	48,391,400	6,184,225
0	107,505	0	0	0	0	0
725,530	196,742	107,687	340,113	47,352	296,191	135,488
18,223	21,955	20,091	11,622	18,872	17,994	17,459
19,275	192,651	20,547	7,079	4,261	7,180	8,598

131,913,270	23,214,202	2,708,091	14,955,163	1,543,580	49,269,254	6,345,770

$1,120,088,936	$2,885,154,036	$157,283,406	$490,393,378	$88,802,718	$468,283,144	$203,884,453

$797,241,970	$1,406,154,669	$120,672,186	$474,823,132	$69,483,953	$377,232,425	$153,876,536

$136,874,464	$71,256,768	$3,267,843	$20,812,181	$2,138,692	$65,232,939	$13,778,987

$934,116,434	$1,477,411,437	$123,940,029	$495,635,313	$71,622,645	$442,465,364	$167,655,523

$127,774,235	$15,509,047	$1,708,610	$13,451,572	$394,849	$47,226,460	$6,024,011

$0	$0	$55,510	$4,477,747	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Equity Gateway Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends *	$2,952,791	$564,374
Income from affiliated securities	5,107	497
Securities lending income, net	2,949	9,176
Interest	0	0

Total investment income	2,960,847	574,047

Expenses
Advisory fee	1,046,467	438,979
Custody and accounting fees	11,970	12,455
Professional fees	21,960	24,024
Shareholder report expenses	726	690
Trustees’ fees and expenses	5,547	6,445
Other fees and expenses	4,677	2,848

Total expenses	1,091,347	485,441
Less: Fee waivers and/or expense reimbursements	0	(65,304)

Net expenses	1,091,347	420,137

Net investment income (loss)	1,869,500	153,910

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	23,094,390	7,393,125
Affiliated securities	0	0
Futures transactions	0	0

Net realized gains on investments	23,094,390	7,393,125

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,132,467)	3,667,923
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(4,132,467)	3,667,923

Net realized and unrealized gains (losses) on investments	18,961,923	11,061,048

Net increase (decrease) in net assets resulting from operations	$20,831,423	$11,214,958

* Net of foreign dividend withholding taxes in the amount of	$20,746	$651

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2014 (unaudited)	Wells Fargo Advantage Equity Gateway Funds	109

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$624,501	$28,243,948	$879,653	$6,450,877	$757,243	$788,155	$1,396,484
5,890	534,595	915	1,849	566	6,680	2,202
333,659	44,926	18,769	155,455	6,389	246,662	23,906
0	278	28	2,789	0	0	0

964,050	28,823,747	899,365	6,610,970	764,198	1,041,497	1,422,592

4,330,904	1,174,627	649,796	2,131,768	292,151	1,588,944	817,710
33,307	79,054	54,322	69,747	6,499	16,838	11,082
23,784	27,282	26,265	28,075	24,128	23,114	22,002
2,391	4,099	1,867	1,884	639	1,411	1,760
6,092	6,093	6,366	6,372	6,556	6,095	6,252
10,481	200,397	11,053	25,291	3,231	3,666	3,021

4,406,959	1,491,552	749,669	2,263,137	333,204	1,640,068	861,827
0	0	0	0	(1,326)	0	0

4,406,959	1,491,552	749,669	2,263,137	331,878	1,640,068	861,827

(3,442,909)	27,332,195	149,696	4,347,833	432,320	(598,571)	560,765

48,390,077	52,004,846	2,894,828	4,321,304	3,929,387	9,808,746	8,398,624
0	834,634	0	0	0	0	0
0	1,606,123	0	0	0	0	0

48,390,077	54,445,603	2,894,828	4,321,304	3,929,387	9,808,746	8,398,624

80,834,486	147,070,069	289,174	(41,305,695)	(649,802)	12,332,831	(7,937,428)
0	1,958,013	0	0	0	0	0
0	752,525	0	0	0	0	0

80,834,486	149,780,607	289,174	(41,305,695)	(649,802)	12,332,831	(7,937,428)

129,224,563	204,226,210	3,184,002	(36,984,391)	3,279,585	22,141,577	461,196

$125,781,654	$231,558,405	$3,333,698	$(32,636,558)	$3,711,905	$21,543,006	$1,021,961

$0	$8,312	$123,755	$662,904	$13,441	$4,747	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$1,869,500	$4,519,408
Net realized gains on investments	23,094,390	41,555,935
Net change in unrealized gains (losses) on investments	(4,132,467)	9,188,214

Net increase in net assets resulting from operations	20,831,423	55,263,557

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	21,003,541	24,307,963
Withdrawals	(20,618,443)	(109,777,604)

Net increase (decrease) in net assets resulting from capital share transactions	385,098	(85,469,641)

Total increase (decrease) in net assets	21,216,521	(30,206,084)

Net assets
Beginning of period	316,948,455	347,154,539

End of period	$338,164,976	$316,948,455

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	111

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$153,910	$217,848
Net realized gains on investments	7,393,125	17,206,881
Net change in unrealized gains (losses) on investments	3,667,923	12,006,669

Net increase in net assets resulting from operations	11,214,958	29,431,398

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	257,917	4,540,444
Withdrawals	(20,595,346)	(38,368,891)

Net decrease in net assets resulting from capital share transactions	(20,337,429)	(33,828,447)

Total decrease in net assets	(9,122,471)	(4,397,049)

Net assets
Beginning of period	143,448,344	147,845,393

End of period	$134,325,873	$143,448,344

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment loss	$(3,442,909)	$(7,250,579)
Net realized gains on investments	48,390,077	126,561,844
Net change in unrealized gains (losses) on investments	80,834,486	2,831,625

Net increase in net assets resulting from operations	125,781,654	122,142,890

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	22,755,111	100,196,552
Withdrawals	(124,646,482)	(172,012,866)

Net decrease in net assets resulting from capital share transactions	(101,891,371)	(71,816,314)

Total increase in net assets	23,890,283	50,326,576

Net assets
Beginning of period	1,096,198,653	1,045,872,077

End of period	$1,120,088,936	$1,096,198,653

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	113

	Index Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$27,332,195	$54,636,691
Net realized gains on investments	54,445,603	10,828,401
Net change in unrealized gains (losses) on investments	149,780,607	446,135,782

Net increase in net assets resulting from operations	231,558,405	511,600,874

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	68,698,638	110,111,813
Withdrawals	(252,454,175)	(397,250,633)

Net decrease in net assets resulting from capital share transactions	(183,755,537)	(287,138,820)

Total increase in net assets	47,802,868	224,462,054

Net assets
Beginning of period	2,837,351,168	2,612,889,114

End of period	$2,885,154,036	$2,837,351,168

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$149,696	$1,665,920
Net realized gains on investments	2,894,828	7,645,552
Net change in unrealized gains (losses) on investments	289,174	13,428,833

Net increase in net assets resulting from operations	3,333,698	22,740,305

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	4,575,581	13,505,034
Withdrawals	(6,734,073)	(18,531,879)

Net decrease in net assets resulting from capital share transactions	(2,158,492)	(5,026,845)

Total increase in net assets	1,175,206	17,713,460

Net assets
Beginning of period	156,108,200	138,394,740

End of period	$157,283,406	$156,108,200

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	115

	International Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$4,347,833	$14,388,396
Net realized gains on investments	4,321,304	8,585,816
Net change in unrealized gains (losses) on investments	(41,305,695)	54,753,421

Net increase (decrease) in net assets resulting from operations	(32,636,558)	77,727,633

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	17,007,628	31,602,874
Withdrawals	(6,213,028)	(19,826,023)

Net increase in net assets resulting from capital share transactions	10,794,600	11,776,851

Total increase (decrease) in net assets	(21,841,958)	89,504,484

Net assets
Beginning of period	512,235,336	422,730,852

End of period	$490,393,378	$512,235,336

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$432,320	$971,468
Net realized gains on investments	3,929,387	9,554,727
Net change in unrealized gains (losses) on investments	(649,802)	7,711,461

Net increase in net assets resulting from operations	3,711,905	18,237,656

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	742,073	1,607,068
Withdrawals	(11,701,655)	(22,199,921)

Net decrease in net assets resulting from capital share transactions	(10,959,582)	(20,592,853)

Total decrease in net assets	(7,247,677)	(2,355,197)

Net assets
Beginning of period	96,050,395	98,405,592

End of period	$88,802,718	$96,050,395

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Equity Gateway Funds	117

	Small Company Growth Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment loss	$(598,571)	$(977,131)
Net realized gains on investments	9,808,746	25,678,045
Net change in unrealized gains (losses) on investments	12,332,831	21,247,400

Net increase in net assets resulting from operations	21,543,006	45,948,314

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	118,459,319	152,768,112
Withdrawals	(27,634,709)	(39,286,894)

Net increase in net assets resulting from capital share transactions	90,824,610	113,481,218

Total increase in net assets	112,367,616	159,429,532

Net assets
Beginning of period	355,915,528	196,485,996

End of period	$468,283,144	$355,915,528

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$560,765	$1,830,396
Net realized gains on investments	8,398,624	23,264,792
Net change in unrealized gains (losses) on investments	(7,937,428)	9,025,443

Net increase in net assets resulting from operations	1,021,961	34,120,631

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,926,173	18,725,149
Withdrawals	(16,411,190)	(50,335,526)

Net decrease in net assets resulting from capital share transactions	(3,485,017)	(31,610,377)

Total increase (decrease) in net assets	(2,463,056)	2,510,254

Net assets
Beginning of period	206,347,509	203,837,255

End of period	$203,884,453	$206,347,509

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Equity Gateway Funds	119

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Six months ended November 30, 2014 (unaudited)	1.16%	0.68%	0.68%	6.60%	17%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
Year ended May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
Year ended September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
Year ended September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2014 (unaudited)	0.23%	0.72%	0.62%	8.68%	23%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
Year ended May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
Year ended September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
Year ended September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%

Emerging Growth Portfolio
Six months ended November 30, 2014 (unaudited)	(0.62)%	0.80%	0.80%	11.98%	26%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
Year ended May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
Year ended September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
Year ended September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%

Index Portfolio
Six months ended November 30, 2014 (unaudited)	1.95%	0.11%	0.11%	8.52%	2%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
Year ended May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
Year ended September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
Year ended September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%

International Growth Portfolio
Six months ended November 30, 2014 (unaudited)	0.20%	0.98%	0.98%	2.09%	25%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
Year ended May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
Year ended September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
Year ended September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%

International Value Portfolio
Six months ended November 30, 2014 (unaudited)	1.73%	0.90%	0.90%	(6.43)%	7%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
Year ended May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
Year ended September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
Year ended September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%

Please see footnotes on page 120.

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Equity Gateway Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Large Company Value Portfolio
Six months ended November 30, 2014 (unaudited)	0.96%	0.74%	0.74%	4.19%	39%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
Year ended May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
Year ended September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
Year ended September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%

Small Company Growth Portfolio
Six months ended November 30, 2014 (unaudited)	(0.30)%	0.83%	0.83%	5.46%	30%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
Year ended May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
Year ended September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
Year ended September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%

Small Company Value Portfolio
Six months ended November 30, 2014 (unaudited)	0.55%	0.84%	0.84%	0.38%	24%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
Year ended May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
Year ended September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
Year ended September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	121

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Advantage Index Portfolio (“Index Portfolio”), the Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), the Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2014, such fair value pricing was not used in pricing foreign securities.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to

122	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing their investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	123

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

124	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$42,500,097	$0	$0	$42,500,097
Consumer staples	35,992,489	0	0	35,992,489
Energy	29,407,489	0	0	29,407,489
Financials	80,741,873	0	0	80,741,873
Health care	46,642,321	0	0	46,642,321
Industrials	31,949,489	0	0	31,949,489
Information technology	22,448,373	0	0	22,448,373
Materials	19,774,604	0	0	19,774,604

Preferred stocks
Consumer staples	1,507,315	0	0	1,507,315

Short-term investments
Investment companies	24,831,887	0	0	24,831,887
Total assets	$335,795,937	$0	$0	$335,795,937
Diversified Large Cap Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$34,369,514	$0	$0	$34,369,514
Consumer staples	5,286,554	0	0	5,286,554
Energy	5,898,125	0	0	5,898,125
Financials	8,492,110	0	0	8,492,110
Health care	21,264,089	0	0	21,264,089
Industrials	15,002,610	0	0	15,002,610
Information technology	37,159,209	0	0	37,159,209
Materials	4,201,052	0	0	4,201,052
Telecommunication	1,500,556	0	0	1,500,556

Short-term investments
Investment companies	1,435,598	1,815,925	0	3,251,523
Total assets	$134,609,417	$1,815,925	$0	$136,425,342
Emerging Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$142,492,106	$0	$0	$142,492,106
Consumer staples	16,499,666	0	0	16,499,666
Energy	32,516,507	0	0	32,516,507
Financials	86,291,617	0	0	86,291,617
Health care	348,224,013	0	0	348,224,013
Industrials	118,632,477	0	0	118,632,477
Information technology	364,694,144	0	0	364,694,144
Materials	5,609,500	0	0	5,609,500

Short-term investments
Investment companies	5,987,366	130,887,098	0	136,874,464
Total assets	$1,120,947,396	$130,887,098	$0	$1,251,834,494

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	125

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$340,482,207	$0	$0	$340,482,207
Consumer staples	281,549,124	0	0	281,549,124
Energy	238,844,080	0	0	238,844,080
Financials	464,060,319	0	0	464,060,319
Health care	408,205,947	0	0	408,205,947
Industrials	297,747,015	0	0	297,747,015
Information technology	568,771,683	0	0	568,771,683
Materials	91,523,247	0	0	91,523,247
Telecommunication services	68,620,168	0	0	68,620,168
Utilities	88,365,228	0	0	88,365,228

Short-term investments
Investment companies	35,068,768	15,878,700	0	50,947,468
U.S. Treasury securities	179,998	2,484,902	0	2,664,900
Total assets	$2,883,417,784	$18,363,602	$0	$2,901,781,386
Liabilities

Futures contracts	$107,505	$0	$0	$107,505
Total liabilities	$107,505	$0	$0	$107,505
International Growth Portfolio
Assets
Investments in:

Common stocks
Belgium	$6,246,315	$0	$0	$6,246,315
Brazil	276,338	0	0	276,338
China	16,433,660	0	0	16,433,660
Denmark	300,679	0	0	300,679
France	9,048,967	0	0	9,048,967
Germany	18,619,765	0	0	18,619,765
Hong Kong	10,056,539	0	0	10,056,539
Ireland	5,639,335	0	0	5,639,335
Japan	23,280,134	0	0	23,280,134
Mexico	4,797,608	0	0	4,797,608
Netherlands	6,996,537	0	0	6,996,537
South Korea	591,785	0	0	591,785
Spain	3,097,829	0	0	3,097,829
Sweden	1,306,046	0	0	1,306,046
Switzerland	13,918,128	0	0	13,918,128
United Kingdom	28,442,832	28,926	0	28,471,758
United States	3,364,188	0	0	3,364,188

Participation notes
United Kingdom	0	1,232,086	0	1,232,086

Preferred stocks
Germany	2,091,882	0	0	2,091,882

Short-term investments
Investment companies	1,480,017	1,787,826	0	3,267,843
Total assets	$155,988,584	$3,048,838	$0	$159,037,422

126	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
International Value Portfolio
Assets
Investments in:

Common stocks
Australia	$27,014,669	$0	$0	$27,014,669
Austria	6,371,621	0	0	6,371,621
Belgium	2,882,203	0	0	2,882,203
Brazil	4,834,284	0	0	4,834,284
Canada	14,282,460	0	0	14,282,460
China	12,063,480	0	0	12,063,480
Czech Republic	1,602,829	0	0	1,602,829
Finland	4,607,457	0	0	4,607,457
France	41,171,510	0	0	41,171,510
Germany	38,576,589	0	0	38,576,589
Hong Kong	9,299,596	0	0	9,299,596
Hungary	59,155	0	0	59,155
India	7,659,525	0	0	7,659,525
Ireland	3,026,529	0	0	3,026,529
Israel	5,629,578	0	0	5,629,578
Italy	6,388,885	0	0	6,388,885
Japan	97,017,609	0	0	97,017,609
Liechtenstein	634,823	0	0	634,823
Netherlands	13,757,049	0	0	13,757,049
Norway	8,113,989	0	0	8,113,989
Poland	2,963,675	0	0	2,963,675
Russia	5,216,958	0	0	5,216,958
Singapore	5,534,728	0	0	5,534,728
South Africa	3,224,974	0	0	3,224,974
South Korea	12,332,599	0	0	12,332,599
Spain	7,495,983	0	0	7,495,983
Sweden	10,895,637	0	0	10,895,637
Switzerland	24,816,570	0	0	24,816,570
Taiwan	2,401,260	0	0	2,401,260
Thailand	3,878,063	0	0	3,878,063
United Kingdom	89,590,278	0	0	89,590,278

Preferred stocks
Brazil	4,607,364	0	0	4,607,364

Rights
Spain	0	23,994	0	23,994

Short-term investments
Investment companies	6,617,840	14,194,341	0	20,812,181
Total assets	$484,569,769	$14,218,335	$0	$498,788,104

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	127

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Large Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$7,755,163	$0	$0	$7,755,163
Consumer staples	4,276,180	0	0	4,276,180
Energy	8,038,409	0	0	8,038,409
Financials	26,069,684	0	0	26,069,684
Health care	12,037,660	0	0	12,037,660
Industrials	10,215,162	0	0	10,215,162
Information technology	11,300,967	0	0	11,300,967
Materials	3,218,719	0	0	3,218,719
Telecommunication services	1,714,924			1,714,924
Utilities	3,110,656	0	0	3,110,656

Short-term investments
Investment companies	1,733,742	404,950	0	2,138,692
Total assets	$89,471,266	$404,950	$0	$89,876,216
Small Company Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$60,694,683	$0	$0	$60,694,683
Consumer staples	7,018,745	0	0	7,018,745
Energy	19,010,001	0	0	19,010,001
Financials	46,837,094	0	0	46,837,094
Health care	118,858,478	0	0	118,858,478
Industrials	63,945,047	0	0	63,945,047
Information technology	113,413,281	0	0	113,413,281
Materials	20,384,666	0	0	20,384,666

Short-term investments
Investment companies	16,841,539	48,391,400	0	65,232,939
Total assets	$467,003,534	$48,391,400	$0	$515,394,934
Small Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$33,234,619	$0	$0	$33,234,619
Consumer staples	1,603,080	0	0	1,603,080
Energy	6,035,692	0	0	6,035,692
Financials	79,811,863	0	0	79,811,863
Health care	11,463,635	0	0	11,463,635
Industrials	19,923,097	0	0	19,923,097
Information technology	24,288,952	0	0	24,288,952
Materials	9,005,561	0	0	9,005,561
Telecommunication services	1,019,045	0	0	1,019,045
Utilities	9,927,665	0	0	9,927,665

Warrants
Health care	0	6,201	0	6,201

Short-term investments
Investment companies	7,594,762	6,184,225	0	13,778,987
Total assets	$203,907,971	$6,190,426	$0	$210,098,397

128	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Porfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Porfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management and Phocas Financial Corporation as subadvisers.

The fees for sub-advisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each subadviser’s portion of the Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory Fee		Effective rate for the six months ended November 30, 2014	Subadviser	Subadvisory Fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	Cooke & Bieler, L.P.	0.45%	0.30%
Diversified Large Cap Growth Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	WellsCap	0.30%	0.20%
Emerging Growth Portfolio	0.80%	0.68%	0.78%	WellsCap	0.55%	0.40%
Index Portfolio	0.10%	0.05%	0.08%	Golden Capital Management, LLC	0.05%	0.02%
International Growth Portfolio	0.85%	0.70%	0.85%	Artisan Partners Limited Partnership	0.80%	0.50%
International Value Portfolio	0.85%	0.70%	0.85%	LSV Asset Management	0.35%	0.30%
Large Company Value Portfolio	0.65%[1]	0.475%[1]	0.65%[1]	Phocas Financial Corporation	0.29%	0.20%
Small Company Growth Portfolio	0.80%	0.68%	0.80%	Peregrine Capital Management, Inc.	0.50%	0.45%
Small Company Value Portfolio	0.80%	0.68%	0.80%	Peregrine Capital Management, Inc.	0.45%	0.40%

1.	Prior to July 1, 2014, Funds Management received an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Portfolio increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to financial statements (unaudited)	Wells Fargo Advantage Equity Gateway Funds	129

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2014 were as follows:

	Purchases at cost	Sales proceeds
C&B Large Cap Value Portfolio	$50,922,608	$58,360,404
Diversified Large Cap Growth Portfolio	30,576,822	41,819,044
Emerging Growth Portfolio	289,640,396	366,303,121
Index Portfolio	56,116,557	219,537,688
International Growth Portfolio	37,678,197	39,067,441
International Value Portfolio	52,587,974	35,289,731
Large Company Value Portfolio	34,795,753	42,038,264
Small Company Growth Portfolio	207,779,771	117,145,296
Small Company Value Portfolio	47,146,848	54,932,659

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2014, Index Portfolio entered into futures contracts to gain market exposure.

At November 30, 2014, the Index Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains
12/18/2014	Jefferies Bache	71 Long	S&P 500 Index	$36,676,825	$1,535,370

Index Portfolio had an average notional amount of $56,300,311 in long futures contracts outstanding during the six months ended November 30, 2014.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged [1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Jefferies Bache	$107,505	$0	$(107,505)	$0

1.	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

130	Wells Fargo Advantage Equity Gateway Funds	Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors, countries or geographical regions. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector. Portfolios that focus their investments in particular countries or geographic regions may be particularly susceptible to economic and political events affecting those countries or regions. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector, country and/or geographical composition, as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Equity Gateway Funds	131

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, International Value Fund designated the following amounts as foreign taxes paid for the fiscal year ended May 31, 2014. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$596,506	$0.0195	70.94%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website(wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

132	Wells Fargo Advantage Equity Gateway Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Equity Gateway Funds	133

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Jeremy DePalma acts as Treasurer of International Value Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 57 other funds and Assistant Treasurer of 60 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 60 other funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

134	Wells Fargo Advantage Equity Gateway Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

229721 01-15 SEGF/SAR111 11-14

Wells Fargo Advantage Income Funds

Semi-Annual Report

November 30, 2014

■	Wells Fargo Advantage Core Bond Fund

■	Wells Fargo Advantage Real Return Fund (formerly, Wells Fargo Advantage Inflation-Protected Bond Fund)

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Income Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Funds for the six-month period that ended November 30, 2014. The period was marked by a strong U.S. dollar, low interest rates, and sluggish growth outside the U.S.

The U.S. was the fastest-growing developed country, which benefited U.S. companies. Most bond sectors gained modestly amid renewed confidence in economic growth that drove outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. Investment-grade U.S. bonds (measured by the Barclays U.S. Aggregate Bond Index1), returned 1.91% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It tapered the size of its quantitative easing program each month until the program ended in October 2014 and also discussed changes to its forward guidance as it begins to normalize monetary policy.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB released details of its asset-backed securities purchase program and the new covered bond purchase program, which are scheduled to begin in the fourth quarter of 2014. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was sluggish outside the U.S.

The Fed has a dual mandate to maximize employment and keep prices stable, and economic activity during the period showed improvement on both these fronts. The unemployment rate ticked lower to 5.8% as of November 2014. More than 1.5 million jobs were added to payrolls during the reporting period, averaging more than 250,000 per month. On the inflation front, the personal consumption expenditures price index rose from a deflationary danger zone toward the Fed’s longer-run objective of a 2% pace.

Elsewhere, economic data continued to show sluggish growth. The European Union’s gross domestic product was sluggish and the region’s unemployment rate was 11.5% at the end of the reporting period. Japan’s economy faltered in reaction to a sales-tax increase despite Prime Minister Abe’s economic plans to promote growth.

With the U.S. economy the furthest along its business cycle, the level of interest rates in the U.S. and Europe began to diverge—the 10-year U.S. Treasury yield was 2.20% at the end of November 2014 compared with 0.70% for 10-year German government yields, 150 basis points (100 basis points equals 1.00%) higher. This is largely attributed to the Fed being closer to eventually increasing interest rates

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Income Funds	3

while the ECB potentially needs to further increase, rather than scale back, its amount of accommodation. Further, U.S. economic activity is healthier than Europe’s.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Income Funds	Performance highlights (unaudited)

Wells Fargo Advantage Core Bond Fund1

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA

Average annual total returns2 (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (MBFAX)	10-31-2001	0.54	3.74	4.65	5.28	4.70	5.13	0.86	0.78
Class B (MBFBX)*	10-31-2001	(0.49)	3.49	4.54	4.51	3.83	4.54	1.61	1.53
Class C (MBFCX)	10-31-2001	3.45	3.83	4.30	4.45	3.83	4.30	1.61	1.53
Class R (WTRRX)	7-9-2010	–	–	–	5.03	4.36	4.86	1.11	1.03
Class R4 (MBFRX)	11-30-2012	–	–	–	5.48	4.89	5.42	0.63	0.52
Class R6 (WTRIX)	11-30-2012	–	–	–	5.64	5.02	5.54	0.48	0.37
Administrator Class (MNTRX)	6-30-1997	–	–	–	5.37	4.73	5.25	0.80	0.70
Institutional Class (MBFIX)	10-31-2001	–	–	–	5.67	5.00	5.53	0.53	0.42
Investor Class (WTRZX)	4-8-2005	–	–	–	5.26	4.59	5.05	0.89	0.79
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	5.27	4.10	4.79	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Income Funds	5

Wells Fargo Advantage Core Bond Fund (continued)

Ten largest long-term holdings[6] (%) as of November 30, 2014
U.S. Treasury Note, 0.88%, 8-15-2017	4.65
U.S. Treasury Note, 0.88%, 10-15-2017	4.62
GNMA, 3.50%, 1-21-2045	2.35
U.S. Treasury Note, 0.63%, 9-30-2017	1.85
U.S. Treasury Note, 3.13%, 4-30-2017	1.71
GNMA, 4.00%, 1-21-2045	1.59
U.S. Treasury Note, 1.63%, 8-31-2019	1.52
U.S. Treasury Note, 2.50%, 5-15-2024	1.40
FNMA, 4.50%, 1-14-2045	1.34
GNMA, 3.00%, 1-21-2045	1.19

Portfolio allocation[7] as of November 30, 2014

1.	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Historical performance shown for Class R and Investor Class shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R and Investor Class shares. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

6.	The ten largest long-term holdings are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Portfolio allocation is subject to change and represents the portfolio allocation of the affiliated master portfolio which is calculated based on the total long-term investments of the affiliated master portfolio.

6	Wells Fargo Advantage Income Funds	Performance highlights (unaudited)

Wells Fargo Advantage Real Return Fund1

Investment objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Adviser

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA, FRM2

Michael Bradshaw, CFA2

Michael J. Bray, CFA

Christian L. Chan, CFA2

Jeffrey Everett, CFA2

Ann M. Miletti2

Jay N. Mueller, CFA

Thomas M. Price, CFA2

Dale Winner, CFA2

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (IPBAX)	2-28-2003	(1.95)	2.18	3.38	2.67	3.13	3.86	1.29	0.85
Class B (IPBBX)*	2-28-2003	(3.10)	2.08	3.33	1.90	2.45	3.33	2.04	1.60
Class C (IPBCX)	2-28-2003	0.88	2.42	3.10	1.88	2.42	3.10	2.04	1.60
Administrator Class (IPBIX)	2-28-2003	–	–	–	2.92	3.43	4.13	1.23	0.60
Barclays U.S. Treasury Inflation-Protected Securities Index[5]	–	–	–	–	3.29	3.89	4.67	–	–
Consumer Price Index[6]	–	–	–	–	1.32	1.77	2.14	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Income Funds	7

Wells Fargo Advantage Real Return Fund (continued)

Ten largest long-term holdings[7] (%) as of November 30, 2014
TIPS, 0.13%, 7-15-2022	3.89
TIPS, 0.13%, 1-15-2022	3.81
TIPS, 0.13%, 4-15-2017	3.44
TIPS, 0.63%, 7-15-2021	3.39
TIPS, 0.13%, 4-15-2016	3.00
TIPS, 2.38%, 1-15-2025	2.98
TIPS, 1.13%, 1-15-2021	2.68
TIPS, 1.25%, 7-15-2020	2.52
TIPS, 0.13%, 1-15-2023	2.03
TIPS, 1.38%, 7-15-2018	2.03

Effective maturity distribution[8] as of November 30, 2014

1.	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Effective December 1, 2014, Kandarp Acharya, Michael Bradshaw, Christian Chan, Jeffrey Everett, Ann Miletti, Thomas Price, and Dale Winner became co-portfolio managers of the Fund.

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Barclays U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an index.

6.	The Consumer Price Index for All Urban Consumers in U.S. All Items (Consumer Price Index) is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

7.	The ten largest long-term holdings are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Effective maturity represents the effective maturity of the affiliated master portfolio and is calculated based on the total long-term investments of the affiliated master portfolio. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Income Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Core Bond Fund	Beginning account value 6-1-2014	Ending account value 11-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,019.64	$3.95	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%
Class B
Actual	$1,000.00	$1,015.86	$7.73	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class C
Actual	$1,000.00	$1,015.15	$7.73	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class R
Actual	$1,000.00	$1,018.65	$5.21	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Class R4
Actual	$1,000.00	$1,020.47	$2.63	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,021.24	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,020.33	$3.55	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%

Please see footnotes on page 9.

Fund expenses (unaudited)	Wells Fargo Advantage Income Funds	9

Wells Fargo Advantage Core Bond Fund (continued)	Beginning account value 6-1-2014	Ending account value 11-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Institutional Class
Actual	$1,000.00	$1,020.97	$2.13	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Investor Class
Actual	$1,000.00	$1,019.81	$4.05	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.05	0.80%
Wells Fargo Advantage Real Return Fund
Class A
Actual	$1,000.00	$991.33	$4.24	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000.00	$988.40	$7.98	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000.00	$987.50	$7.97	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Administrator Class
Actual	$1,000.00	$992.64	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Income Funds	Portfolio of investments—November 30, 2014 (unaudited)

CORE BOND FUND

Security name	Value

Investment Companies: 100.08%

Affiliated Master Portfolios: 100.08%
Wells Fargo Advantage Core Bond Portfolio	$2,525,570,561

Total Investment Companies (Cost $2,481,532,251)	2,525,570,561

Total investments in securities (Cost $2,481,532,251) *	100.08%	2,525,570,561
Other assets and liabilities, net	(0.08)	(2,122,875)

Total net assets	100.00%	$2,523,447,686

*	Cost for federal income tax purposes is $2,483,873,625 and unrealized gains (losses) consists of:

Gross unrealized gains	$41,696,936
Gross unrealized losses	0

Net unrealized gains	$41,696,936

REAL RETURN FUND

Security name	Value

Investment Companies: 100.01%

Affiliated Master Portfolios: 100.01%
Wells Fargo Advantage Real Return Portfolio	$27,729,451

Total Investment Companies (Cost $26,993,735)	27,729,451

Total investments in securities (Cost $26,993,735) *	100.01%	27,729,451
Other assets and liabilities, net	(0.01)	(2,206)

Total net assets	100.00%	$27,727,245

*	Cost for federal income tax purposes is $26,874,698 and unrealized gains (losses) consists of:

Gross unrealized gains	$854,753
Gross unrealized losses	0

Net unrealized gains	$854,753

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Income Funds	11

	Core Bond Fund	Real Return Fund

Assets
Investment in affiliated Master Portfolio, at value (see cost below)	$2,525,570,561	$27,729,451
Receivable for Fund shares sold	3,102,828	17,241
Receivable from administrator	0	5,321
Prepaid expenses and other assets	81,031	18,504

Total assets	2,528,754,420	27,770,517

Liabilities
Dividends payable	461,823	0
Payable for Fund shares redeemed	4,328,305	12,020
Distribution fees payable	52,535	5,281
Administration fees payable	159,999	0
Shareholder report expenses payable	0	9,111
Custodian and accounting fees payable	22,116	2,422
Shareholder servicing fees payable	208,487	5,738
Professional fees payable	9,412	8,700
Accrued expenses and other liabilities	64,057	0

Total liabilities	5,306,734	43,272

Total net assets	$2,523,447,686	$27,727,245

NET ASSETS CONSIST OF
Paid-in capital	$2,558,139,600	$26,632,925
Undistributed net investment income	2,091,464	24,561
Accumulated net realized gains (losses) on investments	(80,821,688)	334,043
Net unrealized gains on investments	44,038,310	735,716

Total net assets	$2,523,447,686	$27,727,245

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$434,091,055	$13,458,315
Shares outstanding – Class A1	33,069,774	1,353,667
Net asset value per share – Class A	$13.13	$9.94
Maximum offering price per share – Class A2	$13.75	$10.41
Net assets – Class B	$1,899,821	$144,826
Shares outstanding – Class B1	145,180	14,738
Net asset value per share – Class B	$13.09	$9.83
Net assets – Class C	$77,591,307	$8,396,072
Shares outstanding – Class C1	5,967,873	853,986
Net asset value per share – Class C	$13.00	$9.83
Net assets – Class R	$17,774,194	N/A
Shares outstanding – Class R1	1,386,974	N/A
Net asset value per share – Class R	$12.82	N/A
Net assets – Class R4	$729,187	N/A
Share outstanding – Class R4[1]	56,974	N/A
Net asset value per share – Class R4	$12.80	N/A
Net assets – Class R6	$358,375,346	N/A
Shares outstanding – Class R6[1]	27,994,669	N/A
Net asset value per share – Class R6	$12.80	N/A
Net assets – Administrator Class	$398,726,343	$5,728,032
Shares outstanding – Administrator Class[1]	31,111,383	572,543
Net asset value per share – Administrator Class	$12.82	$10.00
Net assets – Institutional Class	$1,158,987,403	N/A
Shares outstanding – Institutional Class[1]	90,562,882	N/A
Net asset value per share – Institutional Class	$12.80	N/A
Net assets – Investor Class	$75,273,030	N/A
Shares outstanding – Investor Class[1]	5,873,496	N/A
Net asset value per share – Investor Class	$12.82	N/A

Investments in affiliated Master Portfolio, at cost	$2,481,532,251	$26,993,735

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	Core Bond Fund	Real Return Fund

Investment income
Interest allocated from affiliated Master Portfolio	$28,091,763	$298,713
Securities lending income allocated from affiliated Master Portfolio	117,530	0
Expenses allocated from affiliated Master Portfolio	(4,597,395)	(82,643)
Waivers allocated from affiliated Master Portfolio	303,660	18,321

Total investment income	23,915,558	234,391

Expenses
Administration fees
Fund level	614,513	7,324
Class A	334,711	11,486
Class B	1,795	136
Class C	62,733	6,955
Class R	14,339	N/A
Class R4	49	N/A
Class R6	46,840	N/A
Administrator Class	204,670	3,038
Institutional Class	458,359	N/A
Investor Class	69,779	N/A
Shareholder servicing fees
Class A	522,986	17,947
Class B	2,805	213
Class C	98,020	10,867
Class R	22,405	N/A
Class R4	61	N/A
Administrator Class	511,676	7,596
Investor Class	91,536	N/A
Distribution fees
Class B	8,416	639
Class C	294,060	32,601
Class R	22,405	N/A
Custody and accounting fees	47,048	1,232
Professional fees	15,339	15,793
Registration fees	48,317	17,930
Shareholder report expenses	66,637	6,576
Trustees’ fees and expenses	6,243	5,414
Other fees and expenses	36,724	3,491

Total expenses	3,602,466	149,238
Less: Fee waivers and/or expense reimbursements	(843,037)	(63,398)

Net expenses	2,759,429	85,840

Net investment income	21,156,129	148,551

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolio	21,606,787	117,802
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	6,771,544	(541,182)

Net realized and unrealized gains (losses) on investments	28,378,331	(423,380)

Net increase (decrease) in net assets resulting from operations	$49,534,460	$(274,829)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Income Funds	13

	Core Bond Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$21,156,129		$43,855,821
Net realized gains (losses) on investments		21,606,787		(22,845,613)
Net change in unrealized gains (losses) on investments		6,771,544		38,815,973

Net increase in net assets resulting from operations		49,534,460		59,826,181

Distributions to shareholders from
Net investment income
Class A		(3,306,960)		(5,865,007)
Class B		(9,387)		(44,647)
Class C		(327,023)		(785,155)
Class R		(119,343)		(228,016)
Class R4		(1,062)		(198)
Class R6		(3,108,266)		(4,993,318)
Administrator Class		(3,403,211)		(7,410,590)
Institutional Class		(11,133,285)		(24,972,274)
Investor Class		(573,289)		(1,215,426)
Net realized gains
Class A		0		(4,026,801)
Class B		0		(66,870)
Class C		0		(1,061,860)
Class R		0		(200,189)
Class R4		0		(116)
Class R6		0		(3,379,798)
Administrator Class		0		(5,298,095)
Institutional Class		0		(14,862,491)
Investor Class		0		(890,215)

Total distributions to shareholders		(21,981,826)		(75,301,066)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,930,447	103,045,125	13,263,129	169,361,027
Class B	2,752	35,701	8,113	103,477
Class C	547,124	7,044,803	1,073,877	13,574,972
Class R	378,671	4,796,433	565,045	7,030,979
Class R4	55,546	705,990	539	6,747
Class R6	5,530,822	70,247,443	9,810,178	123,007,279
Administrator Class	3,436,592	43,566,673	6,606,938	82,398,290
Institutional Class	16,579,470	209,963,882	23,963,448	298,197,431
Investor Class	647,199	8,216,389	913,005	11,375,149

		447,622,439		705,055,351

Reinvestment of distributions
Class A	224,531	2,920,312	676,177	8,599,787
Class B	690	8,937	8,486	107,269
Class C	11,065	142,528	67,017	842,297
Class R	3,819	48,497	12,067	149,720
Class R4	83	1,062	25	314
Class R6	244,991	3,108,034	674,798	8,373,053
Administrator Class	262,396	3,331,973	1,002,318	12,441,990
Institutional Class	690,512	8,756,432	2,632,495	32,642,786
Investor Class	44,464	564,671	166,663	2,068,605

		18,882,446		65,225,821

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Funds	Statements of changes in net assets

	Core Bond Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(5,727,663)	$(74,406,888)	(14,705,448)	$(187,743,147)
Class B	(70,154)	(907,514)	(437,063)	(5,557,754)
Class C	(904,482)	(11,636,104)	(3,887,358)	(49,099,264)
Class R	(342,943)	(4,346,504)	(767,381)	(9,537,802)
Class R6	(763,967)	(9,707,967)	(3,660,800)	(45,426,055)
Administrator Class	(5,126,687)	(65,072,071)	(16,446,447)	(204,932,981)
Institutional Class	(22,210,347)	(281,145,332)	(49,657,817)	(618,682,076)
Investor Class	(651,605)	(8,265,777)	(2,791,733)	(34,783,987)

		(455,488,157)		(1,155,763,066)

Net increase (decrease) in net assets resulting from capital share transactions		11,016,728		(385,481,894)

Total increase (decrease) in net assets		38,569,362		(400,956,779)

Net assets
Beginning of period		2,484,878,324		2,885,835,103

End of period		$2,523,447,686		$2,484,878,324

Undistributed net investment income		$2,091,464		$2,917,161

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Income Funds	15

	Real Return Fund
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$148,551		$314,559
Net realized gains on investments		117,802		354,033
Net change in unrealized gains (losses) on investments		(541,182)		(1,670,381)

Net decrease in net assets resulting from operations		(274,829)		(1,001,789)

Distributions to shareholders from
Net investment income
Class A		(118,898)		(145,734)
Class B		(784)		(732)
Class C		(40,049)		(34,860)
Administrator Class		(57,817)		(66,798)
Net realized gains
Class A		0		(1,033,020)
Class B		0		(16,137)
Class C		0		(543,733)
Administrator Class		0		(360,444)

Total distributions to shareholders		(217,548)		(2,201,458)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	60,629	609,085	178,876	1,836,646
Class B	333	3,340	4	45
Class C	23,021	229,137	37,390	375,848
Administrator Class	40,719	411,583	177,114	1,837,587

		1,253,145		4,050,126

Reinvestment of distributions
Class A	10,688	107,299	113,457	1,108,536
Class B	79	784	1,747	16,821
Class C	3,497	34,778	51,174	493,438
Administrator Class	5,423	54,757	40,551	399,342

		197,618		2,018,137

Payment for shares redeemed
Class A	(242,401)	(2,432,332)	(1,376,278)	(14,085,793)
Class B	(4,678)	(46,131)	(35,894)	(363,974)
Class C	(82,204)	(815,268)	(458,984)	(4,651,170)
Administrator Class	(94,872)	(958,374)	(355,136)	(3,657,748)

		(4,252,105)		(22,758,685)

Net decrease in net assets resulting from capital share transactions		(2,801,342)		(16,690,422)

Total decrease in net assets		(3,293,719)		(19,893,669)

Net assets
Beginning of period		31,020,964		50,914,633

End of period		$27,727,245		$31,020,964

Undistributed net investment income		$24,561		$93,558

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Funds	Financial highlights

Core Bond Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$12.98	0.10		0.15	(0.10)	0.00	$13.13
Year ended May 31, 2014	$13.02	0.19		0.12	(0.20)	(0.15)	$12.98
Year ended May 31, 2013	$13.46	0.18		0.12	(0.18)	(0.56)	$13.02
Year ended May 31, 2012	$13.05	0.26		0.72	(0.26)	(0.31)	$13.46
Year ended May 31, 2011	$13.25	0.31		0.52	(0.33)	(0.70)	$13.05
Year ended May 31, 2010	$12.52	0.36		0.96	(0.47)	(0.12)	$13.25
Class B
Six months ended November 30, 2014 (unaudited)	$12.94	0.05	[4]	0.15	(0.05)	0.00	$13.09
Year ended May 31, 2014	$12.98	0.10	[4]	0.12	(0.11)	(0.15)	$12.94
Year ended May 31, 2013	$13.43	0.08	[4]	0.10	(0.07)	(0.56)	$12.98
Year ended May 31, 2012	$13.01	0.16		0.73	(0.16)	(0.31)	$13.43
Year ended May 31, 2011	$13.22	0.20		0.52	(0.23)	(0.70)	$13.01
Year ended May 31, 2010	$12.53	0.34		0.84	(0.37)	(0.12)	$13.22
Class C
Six months ended November 30, 2014 (unaudited)	$12.86	0.05		0.14	(0.05)	0.00	$13.00
Year ended May 31, 2014	$12.90	0.10		0.12	(0.11)	(0.15)	$12.86
Year ended May 31, 2013	$13.34	0.07		0.12	(0.07)	(0.56)	$12.90
Year ended May 31, 2012	$12.93	0.16		0.72	(0.16)	(0.31)	$13.34
Year ended May 31, 2011	$13.14	0.22		0.50	(0.23)	(0.70)	$12.93
Year ended May 31, 2010	$12.46	0.34		0.83	(0.37)	(0.12)	$13.14
Class R
Six months ended November 30, 2014 (unaudited)	$12.67	0.08	[4]	0.15	(0.08)	0.00	$12.82
Year ended May 31, 2014	$12.71	0.16	[4]	0.12	(0.17)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.14	[4]	0.11	(0.14)	(0.56)	$12.71
Year ended May 31, 2012	$12.76	0.22		0.71	(0.22)	(0.31)	$13.16
Year ended May 31, 2011[5]	$12.78	0.25		0.33	(0.25)	(0.35)	$12.76
Class R4
Six months ended November 30, 2014 (unaudited)	$12.66	0.11		0.15	(0.12)	0.00	$12.80
Year ended May 31, 2014	$12.70	0.22		0.12	(0.23)	(0.15)	$12.66
Year ended May 31, 2013[6]	$13.46	0.10	[4]	(0.21)	(0.09)	(0.56)	$12.70
Class R6
Six months ended November 30, 2014 (unaudited)	$12.66	0.12		0.15	(0.13)	0.00	$12.80
Year ended May 31, 2014	$12.70	0.24		0.12	(0.25)	(0.15)	$12.66
Year ended May 31, 2013[6]	$13.46	0.11	[4]	(0.21)	(0.10)	(0.56)	$12.70
Administrator Class
Six months ended November 30, 2014 (unaudited)	$12.67	0.10		0.16	(0.11)	0.00	$12.82
Year ended May 31, 2014	$12.71	0.21		0.11	(0.21)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.19		0.10	(0.18)	(0.56)	$12.71
Year ended May 31, 2012	$12.76	0.27		0.71	(0.27)	(0.31)	$13.16
Year ended May 31, 2011	$12.98	0.33		0.49	(0.34)	(0.70)	$12.76
Year ended May 31, 2010	$12.31	0.44		0.83	(0.48)	(0.12)	$12.98
Institutional Class
Six months ended November 30, 2014 (unaudited)	$12.66	0.12		0.14	(0.12)	0.00	$12.80
Year ended May 31, 2014	$12.70	0.23		0.12	(0.24)	(0.15)	$12.66
Year ended May 31, 2013	$13.14	0.22		0.12	(0.22)	(0.56)	$12.70
Year ended May 31, 2012	$12.75	0.31		0.69	(0.30)	(0.31)	$13.14
Year ended May 31, 2011	$12.96	0.36		0.50	(0.37)	(0.70)	$12.75
Year ended May 31, 2010	$12.30	0.50		0.79	(0.51)	(0.12)	$12.96
Investor Class
Six months ended November 30, 2014 (unaudited)	$12.67	0.09		0.16	(0.10)	0.00	$12.82
Year ended May 31, 2014	$12.71	0.19		0.11	(0.19)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.16		0.12	(0.17)	(0.56)	$12.71
Year ended May 31, 2012	$12.76	0.24		0.72	(0.25)	(0.31)	$13.16
Year ended May 31, 2011	$12.98	0.30		0.50	(0.32)	(0.70)	$12.76
Year ended May 31, 2010	$12.30	0.45		0.80	(0.45)	(0.12)	$12.98

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from July 9, 2010 (commencement of class operations) to May 31, 2011

6.	For the period from November 30, 2012 (commencement of class operations) to May 31, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Funds	17

Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]	Total return[2]

1.51%	0.83%	0.78%	1.96%	286%	$434,091
1.52%	0.83%	0.78%	2.46%	646%	$397,780
1.31%	0.83%	0.80%	2.14%	547%	$408,864
1.91%	0.82%	0.82%	7.65%	803%	$450,013
2.42%	0.83%	0.83%	6.55%	761%	$346,740
3.21%	0.84%	0.84%	10.71%	638%	$182,316

0.77%	1.58%	1.53%	1.59%	286%	$1,900
0.77%	1.58%	1.53%	1.70%	646%	$2,742
0.56%	1.57%	1.55%	1.31%	547%	$8,208
1.23%	1.57%	1.57%	6.95%	803%	$11,998
1.66%	1.58%	1.58%	5.69%	761%	$18,762
2.65%	1.59%	1.59%	9.56%	638%	$7,514

0.77%	1.58%	1.53%	1.52%	286%	$77,591
0.77%	1.58%	1.53%	1.71%	646%	$81,187
0.53%	1.58%	1.55%	1.39%	547%	$116,837
1.18%	1.57%	1.57%	6.90%	803%	$127,677
1.67%	1.58%	1.58%	5.71%	761%	$111,140
2.45%	1.59%	1.59%	9.50%	638%	$32,556

1.27%	1.08%	1.03%	1.87%	286%	$17,774
1.27%	1.08%	1.03%	2.23%	646%	$17,077
1.04%	1.07%	1.05%	1.83%	547%	$19,548
1.67%	1.07%	1.07%	7.43%	803%	$20,088
2.18%	1.08%	1.08%	4.73%	761%	$14,596

1.72%	0.60%	0.52%	2.05%	286%	$729
1.78%	0.58%	0.52%	2.75%	646%	$17
1.56%	0.57%	0.52%	(0.84)%	547%	$10

1.92%	0.45%	0.37%	2.12%	286%	$358,375
1.94%	0.45%	0.37%	2.91%	646%	$290,977
1.72%	0.45%	0.37%	(0.77)%	547%	$205,225

1.59%	0.77%	0.70%	2.03%	286%	$398,726
1.60%	0.77%	0.70%	2.57%	646%	$412,419
1.43%	0.76%	0.70%	2.19%	547%	$526,028
2.08%	0.76%	0.70%	7.83%	803%	$802,788
2.54%	0.77%	0.70%	6.62%	761%	$1,073,115
3.44%	0.76%	0.70%	10.48%	638%	$1,003,134

1.88%	0.50%	0.42%	2.10%	286%	$1,158,987
1.88%	0.50%	0.42%	2.85%	646%	$1,208,745
1.67%	0.50%	0.42%	2.56%	547%	$1,505,192
2.32%	0.49%	0.42%	8.05%	803%	$1,965,338
2.84%	0.50%	0.42%	7.00%	761%	$1,325,962
3.68%	0.49%	0.42%	10.70%	638%	$1,000,253

1.49%	0.86%	0.80%	1.98%	286%	$75,273
1.49%	0.86%	0.81%	2.45%	646%	$73,934
1.25%	0.86%	0.83%	2.05%	547%	$95,924
1.85%	0.85%	0.85%	7.67%	803%	$75,160
2.38%	0.87%	0.86%	6.45%	761%	$38,573
3.47%	0.89%	0.89%	10.36%	638%	$36,375

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Funds	Financial highlights

Real Return Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2014 (unaudited)	$10.11	0.06	[4]	(0.15)	(0.08)	0.00	$9.94
Year ended May 31, 2014	$10.85	0.10	[4]	(0.21)	(0.09)	(0.54)	$10.11
Year ended May 31, 2013	$11.66	0.11		(0.36)	(0.21)	(0.35)	$10.85
Year ended May 31, 2012	$10.84	0.27		1.01	(0.36)	(0.10)	$11.66
Year ended May 31, 2011	$10.29	0.31		0.47	(0.23)	0.00	$10.84
Year ended May 31, 2010	$9.76	0.31	[4]	0.49	(0.27)	0.00	$10.29
Class B
Six months ended November 30, 2014 (unaudited)	$9.99	0.02	[4]	(0.14)	(0.04)	0.00	$9.83
Year ended May 31, 2014	$10.75	0.01	[4]	(0.20)	(0.03)	(0.54)	$9.99
Year ended May 31, 2013	$11.58	0.03	[4]	(0.36)	(0.15)	(0.35)	$10.75
Year ended May 31, 2012	$10.76	0.19	[4]	1.00	(0.27)	(0.10)	$11.58
Year ended May 31, 2011	$10.20	0.19	[4]	0.53	(0.16)	0.00	$10.76
Year ended May 31, 2010	$9.71	0.24	[4]	0.47	(0.22)	0.00	$10.20
Class C
Six months ended November 30, 2014 (unaudited)	$10.00	0.02	[4]	(0.15)	(0.04)	0.00	$9.83
Year ended May 31, 2014	$10.76	0.03	[4]	(0.21)	(0.04)	(0.54)	$10.00
Year ended May 31, 2013	$11.59	0.04		(0.37)	(0.15)	(0.35)	$10.76
Year ended May 31, 2012	$10.77	0.19		1.00	(0.27)	(0.10)	$11.59
Year ended May 31, 2011	$10.21	0.24	[4]	0.48	(0.16)	0.00	$10.77
Year ended May 31, 2010	$9.72	0.23	[4]	0.48	(0.22)	0.00	$10.21
Administrator Class
Six months ended November 30, 2014 (unaudited)	$10.17	0.07	[4]	(0.15)	(0.09)	0.00	$10.00
Year ended May 31, 2014	$10.90	0.13	[4]	(0.22)	(0.10)	(0.54)	$10.17
Year ended May 31, 2013	$11.71	0.15	[4]	(0.37)	(0.24)	(0.35)	$10.90
Year ended May 31, 2012	$10.89	0.39	[4]	0.92	(0.39)	(0.10)	$11.71
Year ended May 31, 2011	$10.30	0.33		0.51	(0.25)	0.00	$10.89
Year ended May 31, 2010	$9.75	0.33	[4]	0.49	(0.27)	0.00	$10.30

1.	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any sales charges.

3.	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.20%	1.24%	0.85%	(0.87)%	3%	$13,458
0.96%	1.20%	0.85%	(0.76)%	9%	$15,415
1.09%	1.08%	0.85%	(2.27)%	15%	$28,298
2.42%	1.11%	0.85%	12.02%	23%	$36,935
2.90%	1.04%	0.85%	7.59%	19%	$30,581
3.09%	0.98%	0.85%	8.23%	31%	$30,086

0.49%	1.99%	1.60%	(1.16)%	3%	$145
0.09%	1.95%	1.60%	(1.53)%	9%	$190
0.29%	1.83%	1.60%	(3.02)%	15%	$571
1.69%	1.84%	1.60%	11.25%	23%	$899
1.83%	1.79%	1.60%	7.11%	19%	$1,570
2.41%	1.75%	1.60%	7.38%	31%	$2,942

0.42%	1.99%	1.60%	(1.25)%	3%	$8,396
0.29%	1.95%	1.60%	(1.46)%	9%	$9,095
0.39%	1.83%	1.60%	(3.01)%	15%	$13,774
1.68%	1.86%	1.60%	11.24%	23%	$15,631
2.27%	1.79%	1.60%	7.11%	19%	$14,074
2.32%	1.75%	1.60%	7.36%	31%	$12,412

1.45%	1.18%	0.60%	(0.74)%	3%	$5,728
1.31%	1.14%	0.60%	(0.51)%	9%	$6,320
1.34%	1.02%	0.60%	(2.08)%	15%	$8,271
3.42%	1.01%	0.60%	12.26%	23%	$9,833
3.32%	0.98%	0.60%	8.22%	19%	$35,427
3.26%	0.92%	0.60%	8.49%	31%	$28,476

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Core Bond Fund (“Core Bond Fund”) and the Wells Fargo Advantage Real Return Fund (“Real Return Fund”) (formerly, Wells Fargo Advantage Inflation-Protected Bond Fund) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio for the six months ended November 30, 2014 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2014, Core Bond Fund owned 84% of Wells Fargo Advantage Core Bond Portfolio and Real Return Fund owned 63% of Wells Fargo Advantage Real Return Portfolio (formerly, Wells Fargo Advantage Inflation-Protected Bond Portfolio).

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest income and realized and unrealized gains or losses.

Distributions to shareholders

For Core Bond Fund, distributions to shareholders from net investment income are accrued daily and paid monthly. For Real Return Fund, distributions to shareholders from net investment income are recorded on the ex-dividend date. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	21

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	2016	2017	No expiration Short-term
Core Bond Fund	$52,517,044	$17,505,682	$28,134,403

As of May 31, 2014, Core Bond Fund had $2,116,257 of deferred post-October capital losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing the investment policies and guidelines of the Funds.

Since each Fund invests all of its assets in a single affiliated Master Portfolio, Funds Management does not currently receive an advisory fee.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

22	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.16%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Institutional Class	Investor Class
Core Bond Fund	0.78%	1.53%	1.53%	1.03%	0.52%	0.37%	0.70%	0.42%	0.79%
Real Return Fund	0.85%	1.60%	1.60%	N/A	N/A	N/A	0.60%	N/A	N/A

After September 30, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to October 1, 2014, the expense cap for Core Bond Fund was 0.81% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2014, Funds Distributor received the following amounts in front-end sales charges:

Front-end sales charges
Class A
Core Bond Fund	$3,761
Real Return Fund	205

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	23

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Core Bond Fund	$6,527,850,851	$1,108,318,642	$6,518,218,979	$1,022,214,467
Real Return Fund	902,366	0	2,555,949	0

*	The Funds seek to achieve their investment objective by investing all of its investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying each Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended November 30, 2014, the Funds paid the following amounts in commitment fees:

Commitment fee
Core Bond Fund	$1,374
Real Return Fund	17

For the six months ended November 30, 2014, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On December 9, 2014, Real Return Fund declared distributions from long-term capital gains to shareholders of record on December 8, 2014. The per share amounts payable on December 10, 2014 were as follows:

Long-term capital gains
Class A	$0.07839
Class B	0.07839
Class C	0.07839
Administrator Class	0.07839

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

24	Wells Fargo Advantage Income Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/corebond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 29.23%
FHLMC	0.85-7.50%	8-1-2017 to 1-15-2045	$176,335,247	$185,188,504	6.21%
FHLMC	4.00	11-15-2039	9,514,843	10,261,882	0.34
FHLMC	5.00	8-1-2039	15,552,178	17,550,342	0.59
FNMA	0.00-7.50	9-1-2016 to 12-11-2044	249,631,627	265,832,530	8.89
FNMA	2.50	11-1-2027	14,796,323	15,143,122	0.51
FNMA ±	2.82	11-1-2044	10,766,329	11,168,639	0.37
FNMA	3.00	10-25-2042	17,211,045	17,442,327	0.58
FNMA ±	3.23	4-1-2044	14,871,672	15,580,571	0.52
FNMA %%	3.50	1-14-2045	20,700,000	21,510,210	0.72
FNMA	4.00	3-1-2032	18,152,985	19,574,150	0.65
FNMA %%	4.00	1-14-2045	33,400,000	35,547,514	1.19
FNMA %%	4.50	1-14-2045	37,100,000	40,218,719	1.35
FNMA	5.00	7-1-2041	10,584,486	11,894,460	0.40
FNMA Series 2012-130 Class DC	3.00	12-25-2042	18,092,447	18,335,573	0.61
GNMA	3.50-8.05	7-15-2019 to 12-18-2044	3,287,698	3,455,883	0.11
GNMA %%	3.00	1-21-2045	34,900,000	35,639,581	1.19
GNMA %%	3.50	1-21-2045	67,400,000	70,587,020	2.36
GNMA %%	4.00	12-18-2044	20,500,000	21,987,851	0.74
GNMA %%	4.00	1-21-2045	44,600,000	47,704,571	1.60
Other securities				9,051,151	0.30

Total Agency Securities (Cost $864,562,687)				873,674,600	29.23

Asset-Backed Securities: 15.30%
Ally Auto Receivables Trust	0.63-2.23	2-16-2016 to 1-15-2020	13,585,541	13,615,857	0.45
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	17,815,000	17,875,446	0.60
Capital Auto Receivables Asset Trust	0.46-1.83	6-20-2016 to 3-16-2020	53,424,000	53,681,611	1.80
Chase Issuance Trust	0.52-1.58	7-15-2020 to 8-16-2021	20,081,000	20,050,526	0.67
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	13,959,000	13,986,778	0.47
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.59	9-10-2020	14,099,000	14,126,846	0.47
Citibank Credit Card Issuance Trust Series 2014-A3 Class A3 ±	0.36	5-9-2018	15,918,000	15,918,000	0.53
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	32,537,000	32,764,173	1.10
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	9,567,000	9,664,689	0.32
SLM Student Loan Trust	0.33-2.95	1-25-2018 to 2-15-2046	81,650,356	81,304,077	2.75
Toyota Auto Receivables Owner Trust Series 2014-B Class A2	0.40	12-15-2016	9,637,000	9,632,422	0.32
Other securities				174,866,428	5.82

Total Asset-Backed Securities (Cost $456,083,939)				457,486,853	15.30

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Income Funds	25

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Corporate Bonds and Notes: 18.91%

Consumer Discretionary: 1.47%

Auto Components: 0.06%
Other securities				$1,866,917	0.06%

Automobiles: 0.46%
Other securities				13,740,624	0.46

Hotels, Restaurants & Leisure: 0.08%
Other securities				2,213,359	0.08

Media: 0.69%
Other securities				20,431,905	0.69

Multiline Retail: 0.12%
Other securities				3,663,449	0.12

Specialty Retail: 0.06%
Other securities				1,872,573	0.06

Consumer Staples: 1.15%

Beverages: 0.32%
Other securities				9,711,190	0.32

Food Products: 0.54%
Other securities				16,091,974	0.54

Tobacco: 0.29%
Other securities				8,644,910	0.29

Energy: 2.21%

Energy Equipment & Services: 0.02%
Other securities				759,848	0.02

Oil, Gas & Consumable Fuels: 2.19%
Other securities				65,416,863	2.19

Financials: 7.34%

Banks: 2.87%
Bank of America Corporation	1.50%	10-9-2015	$11,242,000	11,309,171	0.38
Other securities				74,333,179	2.49

				85,642,350	2.87

Capital Markets: 1.23%
Other securities				36,754,181	1.23

Consumer Finance: 1.03%
Other securities				30,924,184	1.03

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Income Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Diversified Financial Services: 0.19%
Other securities	$5,732,694	0.19%

Insurance: 0.92%
Other securities	27,633,687	0.92

REITs: 1.10%
Other securities	32,844,870	1.10

Health Care: 1.54%

Biotechnology: 0.58%
Other securities	17,252,876	0.58

Health Care Providers & Services: 0.32%
Other securities	9,584,490	0.32

Life Sciences Tools & Services: 0.25%
Other securities	7,547,238	0.25

Pharmaceuticals: 0.39%
Other securities	11,642,987	0.39

Industrials: 0.72%

Aerospace & Defense: 0.27%
Other securities	7,933,394	0.27

Machinery: 0.06%
Other securities	1,725,506	0.06

Road & Rail: 0.39%
Other securities	11,705,600	0.39

Information Technology: 1.10%

Electronic Equipment, Instruments & Components: 0.15%
Other securities	4,355,384	0.15

IT Services: 0.13%
Other securities	3,748,573	0.13

Semiconductors & Semiconductor Equipment: 0.02%
Other securities	725,092	0.02

Software: 0.32%
Other securities	9,646,263	0.32

Technology Hardware, Storage & Peripherals: 0.48%
Other securities	14,508,523	0.48

Materials: 0.50%

Chemicals: 0.33%
Other securities	9,930,161	0.33

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Income Funds	27

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Metals & Mining: 0.17%
Other securities				$5,031,707	0.17%

Telecommunication Services: 1.31%

Diversified Telecommunication Services: 1.31%
Verizon Communications Incorporated	1.35-5.15%	6-9-2017 to 11-1-2034	$32,724,000	33,597,214	1.13
Other securities				5,503,246	0.18

				39,100,460	1.31

Utilities: 1.57%

Electric Utilities: 0.89%
Other securities				26,556,052	0.89

Gas Utilities: 0.09%
Other securities				2,608,803	0.09

Multi-Utilities: 0.59%
Other securities				17,718,580	0.59

Total Corporate Bonds and Notes (Cost $550,940,409)				565,267,267	18.91

Municipal Obligations: 0.98%

California: 0.27%
Other securities				8,188,556	0.27

Illinois: 0.05%
Other securities				1,585,771	0.05

Nevada: 0.14%
Other securities				4,240,684	0.14

New Jersey: 0.18%
Other securities				5,407,466	0.18

New York: 0.14%
Other securities				4,024,594	0.14

Ohio: 0.04%
Other securities				1,212,740	0.04

Texas: 0.16%
Other securities				4,763,967	0.16

Total Municipal Obligations (Cost $22,612,089)				29,423,778	0.98

Non-Agency Mortgage Backed Securities: 5.16%
Commercial Mortgage Trust	3.07-4.21	12-10-2044 to 12-10-2047	45,320,000	47,520,293	1.58
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,841,564	12,449,324	0.42
Other securities				94,131,398	3.16

Total Non-Agency Mortgage Backed Securities (Cost $151,195,776)				154,101,015	5.16

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Income Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 29.96%
U.S. Treasury Bond	3.13-3.75%	11-15-2041 to 11-15-2043	$7,802,000	$8,920,653	0.30%
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	21,412,044	0.72
U.S. Treasury Bond	3.13	8-15-2044	11,625,000	12,143,580	0.41
U.S. Treasury Bond	3.38	5-15-2044	13,915,000	15,226,057	0.51
U.S. Treasury Bond	3.63	8-15-2043	8,969,000	10,260,393	0.34
U.S. Treasury Bond	3.63	2-15-2044	15,814,000	18,098,380	0.60
U.S. Treasury Note ##	0.38	10-31-2016	9,873,000	9,858,348	0.33
U.S. Treasury Note %%	0.50	11-30-2016	19,946,000	19,949,183	0.67
U.S. Treasury Note	0.63-2.75	8-31-2017 to 11-15-2024	45,891,000	46,638,190	1.56
U.S. Treasury Note	0.63	9-30-2017	56,005,000	55,663,706	1.86
U.S. Treasury Note ##	0.88	5-15-2017	30,714,000	30,853,165	1.03
U.S. Treasury Note	0.88	8-15-2017	139,524,000	139,829,279	4.68
U.S. Treasury Note ##	0.88	10-15-2017	138,683,000	138,845,536	4.64
U.S. Treasury Note	1.00	9-15-2017	12,558,000	12,629,618	0.42
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,638,462	0.32
U.S. Treasury Note	1.50	5-31-2019	20,847,000	20,941,458	0.70
U.S. Treasury Note	1.50	10-31-2019	31,889,000	31,918,912	1.07
U.S. Treasury Note	1.63	3-31-2019	34,453,000	34,840,596	1.16
U.S. Treasury Note	1.63	6-30-2019	26,028,000	26,282,189	0.88
U.S. Treasury Note	1.63	7-31-2019	34,285,000	34,593,016	1.16
U.S. Treasury Note	1.63	8-31-2019	45,236,000	45,607,071	1.53
U.S. Treasury Note %%	1.63	11-30-2019	11,300,000	11,292,093	0.38
U.S. Treasury Note	1.75	9-30-2019	25,287,000	25,622,837	0.86
U.S. Treasury Note	2.00	10-31-2021	20,939,000	21,099,309	0.71
U.S. Treasury Note	2.50	5-15-2024	40,711,000	41,941,856	1.40
U.S. Treasury Note	3.13	4-30-2017	48,591,000	51,464,720	1.72

Total U.S. Treasury Securities (Cost $878,685,604)				895,570,651	29.96

Yankee Corporate Bonds and Notes: 5.21%

Consumer Discretionary: 0.34%

Media: 0.17%
Other securities				4,937,892	0.17

Textiles, Apparel & Luxury Goods: 0.17%
Other securities				5,054,241	0.17

Consumer Staples: 0.16%

Beverages: 0.16%
Other securities				4,784,078	0.16

Energy: 1.22%

Oil, Gas & Consumable Fuels: 1.22%
Other securities				36,574,843	1.22

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Income Funds	29

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financials: 2.30%

Banks: 1.88%
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.35%	9-8-2019	$10,515,000	$10,531,298	0.35%
Other securities				45,727,296	1.53

				56,258,594	1.88

Consumer Finance: 0.16%
Other securities				4,790,924	0.16

Diversified Financial Services: 0.26%
Other securities				7,608,191	0.26

Health Care: 0.32%

Pharmaceuticals: 0.32%
Other securities				9,694,119	0.32

Information Technology: 0.37%

Internet Software & Services: 0.37%
Other securities				11,104,517	0.37

Materials: 0.17%

Chemicals: 0.05%
Other securities				1,388,576	0.05

Metals & Mining: 0.12%
Other securities				3,633,585	0.12

Telecommunication Services: 0.23%

Diversified Telecommunication Services: 0.08%
Other securities				2,348,995	0.08

Wireless Telecommunication Services: 0.15%
Other securities				4,485,633	0.15

Utilities: 0.10%

Electric Utilities: 0.10%
Other securities				2,969,249	0.10

Total Yankee Corporate Bonds and Notes (Cost $152,240,431)				155,633,437	5.21

Yankee Government Bonds: 1.43%
Other securities				42,692,495	1.43

Total Yankee Government Bonds (Cost $40,387,654)				42,692,495	1.43

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Income Funds	Summary portfolio of investments—November 30, 2014 (unaudited)

CORE BOND PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets
Short-Term Investments: 5.50%

Investment Companies: 5.50%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%	747,555	$747,555	0.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08	163,584,955	163,584,955	5.47

			164,332,510	5.50

Total Short-Term Investments (Cost $164,332,510)			164,332,510	5.50

Total investments in securities (Cost $3,281,041,099) *			3,338,182,606	111.68%
Other assets and liabilities, net			(349,138,883)	(11.68)

Total net assets			$2,989,043,723	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $3,286,132,910 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,627,009
Gross unrealized losses	(8,577,313)

Net unrealized gains	$52,049,696

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage Income Funds	31

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 99.58%
TIPS	0.13%	4-15-2016	$2,081,216	$2,095,849
TIPS	0.13	4-15-2017	2,378,869	2,409,906
TIPS	0.13	4-15-2018	453,068	457,847
TIPS	0.13	4-15-2019	863,439	868,093
TIPS	0.13	1-15-2022	2,692,224	2,663,199
TIPS	0.13	7-15-2022	2,748,084	2,721,892
TIPS	0.13	1-15-2023	1,448,850	1,422,477
TIPS	0.13	7-15-2024	877,135	855,343
TIPS	0.38	7-15-2023	1,135,308	1,139,388
TIPS	0.63	7-15-2021	2,302,276	2,372,783
TIPS	0.63	1-15-2024	1,025,221	1,044,284
TIPS	0.63	2-15-2043	740,232	685,467
TIPS	0.75	2-15-2042	995,454	955,091
TIPS	1.13	1-15-2021	1,768,163	1,870,246
TIPS	1.25	7-15-2020	1,653,516	1,767,454
TIPS	1.38	7-15-2018	1,335,610	1,420,547
TIPS	1.38	1-15-2020	1,260,313	1,346,368
TIPS	1.38	2-15-2044	801,728	895,054
TIPS	1.63	1-15-2018	613,537	651,404
TIPS	1.75	1-15-2028	886,220	1,011,606
TIPS	1.88	7-15-2019	1,137,076	1,242,610
TIPS	2.00	1-15-2016	947,408	972,943
TIPS	2.00	1-15-2026	995,378	1,154,249
TIPS	2.13	1-15-2019	1,202,874	1,314,892
TIPS	2.13	2-15-2040	390,947	501,970
TIPS	2.13	2-15-2041	592,371	766,056
TIPS	2.38	1-15-2017	944,240	1,004,141
TIPS	2.38	1-15-2025	1,755,223	2,086,658
TIPS	2.38	1-15-2027	849,816	1,027,348
TIPS	2.50	7-15-2016	925,217	975,742
TIPS	2.50	1-15-2029	803,764	1,005,019
TIPS	2.63	7-15-2017	597,199	648,754
TIPS	3.38	4-15-2032	348,657	497,463
TIPS	3.63	4-15-2028	743,183	1,030,470
TIPS	3.88	4-15-2029	680,513	981,746

Total U.S. Treasury Securities (Cost $42,000,296)				43,864,359

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Income Funds	Portfolio of investments—November 30, 2014 (unaudited)

REAL RETURN PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 0.12%

Investment Companies: 0.12%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01%	51,224	$51,224

Total Short-Term Investments (Cost $51,224)			51,224

Total investments in securities (Cost $42,051,520) *	99.70%	43,915,583
Other assets and liabilities, net	0.30	131,758

Total net assets	100.00%	$44,047,341

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $42,051,520 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,401,906
Gross unrealized losses	(537,843)

Net unrealized gains	$1,864,063

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage Income Funds	33

	Core Bond Portfolio	Real Return Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,173,850,096	$43,864,359
In affiliated securities, at value (see cost below)	164,332,510	51,224

Total investments, at value (see cost below)	3,338,182,606	43,915,583
Cash	717,939	0
Receivable for investments sold	459,991,077	0
Principal paydown receivable	118,453	0
Receivable for interest	12,074,876	160,282
Receivable for securities lending income	380	0
Prepaid expenses and other assets	5,061	2,497

Total assets	3,811,090,392	44,078,362

Liabilities
Payable for investments purchased	820,351,809	0
Payable upon receipt of securities loaned	747,555	0
Advisory fee payable	827,141	9,762
Shareholder report expenses payable	4,027	1,990
Custodian and accounting fees payable	88,929	2,838
Professional fees payable	27,208	16,431

Total liabilities	822,046,669	31,021

Total net assets	$2,989,043,723	$44,047,341

Investments in unaffiliated securities, at cost	$3,116,708,589	$42,000,296

Investments in affiliated securities, at cost	$164,332,510	$51,224

Total investments, at cost	$3,281,041,099	$42,051,520

Securities on loan, at value	$731,946	$0

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Income Funds	Statements of operations—six months ended November 30, 2014 (unaudited)

	Core Bond Portfolio	Real Return Portfolio

Investment income
Interest	$33,167,125	$460,129
Securities lending income, net	138,443	0
Income from affiliated securities	40,846	13

Total investment income	33,346,414	460,142

Expenses
Advisory fee	5,273,560	91,084
Custody and accounting fees	85,556	4,812
Professional fees	32,629	22,364
Shareholder report expenses	3,758	1,207
Trustees’ fees and expenses	6,095	6,370
Other fees and expenses	32,258	2,492

Total expenses	5,433,856	128,329
Less: Fee waivers and/or expense reimbursements	(358,908)	(28,455)

Net expenses	5,074,948	99,874

Net investment income	28,271,466	360,268

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	25,152,081	180,621
Futures transactions	0	(1,641)
TBA sale commitments	(2,043)	0

Net realized gain (losses) on investments	25,150,038	178,980
Net change in unrealized gains (losses) on investments	8,723,076	(826,904)

Net realized and unrealized gains (losses) on investments	33,873,114	(647,924)

Net increase (decrease) in net assets resulting from operations	$62,144,580	$(287,656)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Income Funds	35

	Core Bond Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$28,271,466	$57,008,763
Net realized gains (losses) on investments	25,150,038	(25,731,456)
Net change in unrealized gains (losses) on investments	8,723,076	45,003,848

Net increase in net assets resulting from operations	62,144,580	76,281,155

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	304,034,567	222,957,263
Withdrawals	(273,677,183)	(751,133,453)

Net increase (decrease) in net assets resulting from capital share transactions	30,357,384	(528,176,190)

Total increase (decrease) in net assets	92,501,964	(451,895,035)

Net assets
Beginning of period	2,896,541,759	3,348,436,794

End of period	$2,989,043,723	$2,896,541,759

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Income Funds	Statements of changes in net assets

	Real Return Portfolio
	Six months ended November 30, 2014 (unaudited)	Year ended May 31, 2014

Operations
Net investment income	$360,268	$781,968
Net realized gains on investments	178,980	518,616
Net change in unrealized gains (losses) on investments	(826,904)	(2,086,498)

Net decrease in net assets resulting from operations	(287,656)	(785,914)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,260,422	5,773,010
Withdrawals	(5,125,842)	(24,418,897)

Net decrease in net assets resulting from capital share transactions	(2,865,420)	(18,645,887)

Total decrease in net assets	(3,153,076)	(19,431,801)

Net assets
Beginning of period	47,200,417	66,632,218

End of period	$44,047,341	$47,200,417

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Funds	37

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses	Total return[1]

Core Bond Portfolio
Six months ended November 30, 2014 (unaudited)	1.95%	0.37%	0.35%	2.13%	286%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
Year ended May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
Year ended May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%

Real Return Portfolio
Six months ended November 30, 2014 (unaudited)	1.58%	0.56%	0.44%	(0.65)%	3%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
Year ended May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
Year ended May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio”) and the Wells Fargo Advantage Real Return Portfolio (“Real Return Portfolio”) (formerly, Wells Fargo Advantage Inflation-Protected Bond Portfolio) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolios. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	39

securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

The Portfolios may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Portfolios may enter into To Be Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the

40	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Funds	41

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio
Assets
Investments in:

Agency securities	$0	$873,674,600	$0	$873,674,600

Asset-backed securities	0	457,486,853	0	457,486,853

Corporate bonds and notes	0	565,267,267	0	565,267,267

Municipal obligations	0	29,423,778	0	29,423,778

Non-agency mortgage backed securities	0	154,101,015	0	154,101,015

U.S. Treasury securities	895,570,651	0	0	895,570,651

Yankee corporate bonds and notes	0	155,633,437	0	155,633,437

Yankee government bonds	0	42,692,495	0	42,692,495

Short-term investments
Investment companies	163,584,955	747,555	0	164,332,510
Total assets	$1,059,155,606	$2,279,027,000	$0	$3,338,182,606
Real Return Portfolio
Assets
Investments in:

U.S. Treasury securities	$43,864,359	$0	$0	$43,864,359

Short-term investments
Investment companies	51,224	0	0	51,224
Total assets	$43,915,583	$0	$0	$43,915,583

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolios.

Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2014, the advisory fee for Core Bond Portfolio and Real Return Portfolio was equivalent to an annual rate of 0.36% and 0.40%, respectively, of each Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of each Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

42	Wells Fargo Advantage Income Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2014 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Core Bond Portfolio	$7,725,789,756	$1,311,708,402	$7,714,390,320	$1,209,803,078
Real Return Portfolio	1,433,360	0	4,059,988	0

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2014, Real Return Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2014, Real Return Portfolio did not have any open futures contracts. Real Return Portfolio had an average notional amount of $58,023 in short futures contracts outstanding during the six months ended November 30, 2014.

The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Income Funds	43

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

44	Wells Fargo Advantage Income Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Income Funds	45

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

46	Wells Fargo Advantage Income Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

229722 01-15 SILD/SAR103 11-14

Wells Fargo Advantage

WealthBuilder PortfoliosSM

Semi-Annual Report

November 30, 2014

■	Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM

■	Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM

■	Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM

■	Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM

■	Wells Fargo Advantage WealthBuilder Equity PortfolioSM

■	Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage WealthBuilder Portfolios	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage WealthBuilder Portfolios for the six-month period that ended November 30, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, and low inflation.

The U.S. stock market outperformed most international markets; the S&P 500 Index1, a proxy for U.S. large-cap stocks, ended the period with an 8.58% gain. The MSCI EAFE Index (Net)2, a proxy for international developed markets, ended the period with a 5.07% loss. The U.S. was the fastest-growing developed country, which benefited U.S. companies. In addition, a strong U.S. dollar held back the returns of non-U.S. investments in dollar terms. Most bond sectors gained modestly amid renewed confidence in economic growth that drove outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. The Barclays U.S. Aggregate Bond Index3 returned 1.91% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It tapered the size of its quantitative easing program each month until the program ended in October 2014 and also discussed changes to its forward guidance as it begins to normalize monetary policy.

Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB released details of its asset-backed securities purchase program and the new covered bond purchase program, which are scheduled to begin in the fourth quarter of 2014. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Challenging geopolitical situations and concerns about slowing global growth remained.

Geopolitical events were major negatives throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine continued throughout the reporting period. As of November 2014, most investors believed that the situation would not result in a war. However, economic sanctions from the West against Russia and from Russia against the West contributed to slower growth in Europe, a key Russian trading partner. In the Middle East, the advance of Islamic militants in Syria and Iraq led to airstrikes by the U.S. and its allies and fears of a prolonged regional war.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	3

Economic news out of Europe trended lower during the reporting period. Slower European growth and expectations of higher U.S. interest rates sent the euro lower, pressuring European returns for U.S. dollar-denominated investors. Returns in Asia were dampened by a sluggish Japanese economy as well as a late-period decline in the yen. Among countries in the MSCI EAFE Index (Net), most of the major markets (such as Japan, Germany, and France) ended the period with losses. By contrast, U.S. economic news remained favorable; gross domestic product grew at a 3.9% annualized gain, pushing the U.S. stock market to a solid gain. Meanwhile, 10-year U.S. Treasury yields trended lower over the period, reaching 2.20% by the end of November.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

Investment objective

The Portfolio seeks current income with a secondary emphasis on capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (WBCAX)	9-30-2004	1.70	4.16	3.64	3.25	4.48	3.80	2.08	2.03
WealthBuilder Conservative Allocation Composite Index[3]	–	–	–	–	6.43	6.02	5.59	–	–
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	5.27	4.10	4.79	–	–
MSCI ACWI ex USA (Net)[5]	–	–	–	–	0.61	5.64	5.96	–	–
Russell 3000® Index[6]	–	–	–	–	15.53	16.28	8.32	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	5

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (continued)

Ten largest holdings[7] (%) as of November 30, 2014
Wells Fargo Advantage Core Bond Portfolio	24.36
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	20.53
Wells Fargo Advantage Government Securities Fund Institutional Class	18.74
PIMCO High Yield Fund Institutional Class	6.53
Oppenheimer International Bond Fund Class Y	4.67
MFS Value Fund Class I	2.92
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2.53
Voya Global Real Estate Fund Class I	1.80
Thornburg International Value Fund Institutional Class	1.74
T. Rowe Price Blue Chip Growth Fund Retail Class	1.70

Current target allocation[8] as of November 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.53% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Conservative Allocation Composite Index is weighted 80% in the Barclays U.S. Aggregate Bond Index, 14% in the Russell 3000® Index, and 6% in the MSCI ACWI ex USA Index (Net) (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

5.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

8.	Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

6	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

Investment objective

The Portfolio seeks a combination of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (WBBBX)	9-30-2004	2.91	6.46	4.32	4.48	6.78	4.48	2.14	2.10
WealthBuilder Moderate Balanced Composite Index[3]	–	–	–	–	7.57	7.89	6.28	–	–
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	5.27	4.10	4.79	–	–
MSCI ACWI ex USA (Net)[5]	–	–	–	–	0.61	5.64	5.96	–	–
Russell 3000® Index[6]	–	–	–	–	15.53	16.28	8.32	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	7

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (continued)

Ten largest holdings[7] (%) as of November 30, 2014
Wells Fargo Advantage Core Bond Portfolio	17.93
Wells Fargo Advantage Government Securities Fund Institutional Class	13.78
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	12.8
PIMCO High Yield Fund Institutional Class	5.96
MFS Value Fund Class I	5.91
Oppenheimer International Bond Fund Class Y	4.59
Thornburg International Value Fund Institutional Class	3.54
T. Rowe Price Blue Chip Growth Fund Retail Class	3.44
Oakmark Fund Class I	2.94
Invesco Growth and Income Fund Class R6	2.93

Current target allocation[8] as of November 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.60% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Moderate Balanced Composite Index is weighted 60% in the Barclays U.S. Aggregate Bond Index, 28% in the Russell 3000® Index, and 12% in the MSCI ACWI ex USA (Net) (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

5.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

8.	Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

8	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

Investment objective

The Portfolio seeks a combination of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (WBGBX)	10-1-1997	4.11	9.11	4.79	5.70	9.44	4.95	2.21	2.17
WealthBuilder Growth Balanced Composite Index[3]	–	–	–	–	8.70	9.68	6.86	–	–
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	5.27	4.10	4.79	–	–
MSCI ACWI ex USA (Net)[5]	–	–	–	–	0.61	5.64	5.96	–	–
Russell 3000® Index[6]	–	–	–	–	15.53	16.28	8.32	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	9

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (continued)

Ten largest long-term holdings[7] (%) as of November 30, 2014
Wells Fargo Advantage Government Securities Fund Institutional Class	12.54
Wells Fargo Advantage Core Bond Portfolio	11.60
MFS Value Fund Class I	9.16
Thornburg International Value Fund Institutional Class	5.44
T. Rowe Price Blue Chip Growth Fund Retail Class	5.37
PIMCO High Yield Fund Institutional Class	4.84
Oppenheimer International Bond Fund Class Y	4.83
Oakmark Fund Class I	4.54
Invesco Growth and Income Fund Class R6	4.52
American Century Growth Fund Institutional Class	3.83

Current target allocation[8] as of November 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.67% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Balanced Composite Index is weighted 40% in the Barclays U.S. Aggregate Bond Index, 42% in the Russell 3000® Index, and 18% in the MSCI ACWI ex USA (Net) (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

5.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The ten largest long-term holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

8.	Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

10	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

Investment objective

The Portfolio seeks capital appreciation with a secondary emphasis on current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (WBGGX)	9-30-2004	4.71	10.28	4.98	6.31	10.61	5.14	2.29	2.22
WealthBuilder Growth Allocation Composite Index[3]	–	–	–	–	9.80	11.41	7.34	–	–
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	5.27	4.10	4.79	–	–
MSCI ACWI ex USA (Net)[5]	–	–	–	–	0.61	5.64	5.96	–	–
Russell 3000® Index[6]	–	–	–	–	15.53	16.28	8.32	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	11

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (continued)

Ten largest holdings[7] (%) as of November 30, 2014
MFS Value Fund Class I	11.78
Thornburg International Value Fund Institutional Class	7.00
T. Rowe Price Blue Chip Growth Fund Retail Class	6.98
Wells Fargo Advantage Core Bond Portfolio	5.84
Wells Fargo Advantage Government Securities Fund Institutional Class	5.84
Oakmark Fund Class I	5.83
Invesco Growth and Income Fund Class R6	5.8
American Century Growth Fund Institutional Class	4.94
Wells Fargo Advantage International Growth Portfolio	4.64
Wells Fargo Advantage Endeavor Select Fund Institutional Class	3.95

Current target allocation[8] as of November 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.72% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Allocation Composite Index is weighted 20% in the Barclays U.S. Aggregate Bond Index, 56% in the Russell 3000® Index, and 24% in the MSCI ACWI ex USA (Net) (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

5.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

8.	Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

12	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Equity Portfolio

Investment objective

The Portfolio seeks long-term capital appreciation with no emphasis on income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Equity Portfolio (WBGIX)	10-1-1997	5.52	10.75	4.98	7.13	11.09	5.13	2.39	2.28
WealthBuilder Equity Composite Index[3]	–	–	–	–	10.89	13.06	7.70	–	–
MSCI ACWI ex USA (Net)[4]	–	–	–	–	0.61	5.64	5.96	–	–
Russell 3000® Index[5]	–	–	–	–	15.53	16.28	8.32	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	13

Wells Fargo Advantage WealthBuilder Equity Portfolio (continued)

Ten largest holdings[6] (%) as of November 30, 2014
MFS Value Fund Class I	15.03
T. Rowe Price Blue Chip Growth Fund Retail Class	10.55
Thornburg International Value Fund Institutional Class	9.04
American Century Growth Fund Institutional Class	7.55
Oakmark Fund Class I	7.49
Invesco Growth and Income Fund Class R6	7.45
Wells Fargo Advantage Endeavor Select Fund Institutional Class	6.10
Wells Fargo Advantage International Growth Portfolio	6.07
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	6.00
Dodge & Cox International Stock Fund	2.99

Portfolio allocation[7] as of November 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.78% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Equity Composite Index is weighted 70% in the Russell 3000® Index and 30% in the MSCI ACWI ex USA (Net). You cannot invest directly in an index.

4.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

5.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

6.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

7.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Portfolio.

14	Wells Fargo Advantage WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio

Investment objective

The Portfolio seeks long-term capital appreciation with no emphasis on income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of November 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (WBGAX)	10-1-1997	4.90	11.24	5.60	6.50	11.57	5.76	2.32	2.26
WealthBuilder Tactical Equity Composite Index[3]	–	–	–	–	10.89	13.06	7.70	–	–
MSCI ACWI ex USA (Net)[4]	–	–	–	–	0.61	5.64	5.96	–	–
Russell 3000® Index[5]	–	–	–	–	15.53	16.28	8.32	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	15

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (continued)

Ten largest holdings[6] (%) as of November 30, 2014
MFS Value Fund Class I	15.09
Thornburg International Value Fund Institutional Class	9.01
T. Rowe Price Blue Chip Growth Fund Retail Class	8.83
Oakmark Fund Class I	7.51
Invesco Growth and Income Fund Class R6	7.47
American Century Growth Fund Institutional Class	6.33
Wells Fargo Advantage International Growth Portfolio	6.04
Wells Fargo Advantage Endeavor Select Fund Institutional Class	5.08
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	5.02
Wells Fargo Advantage Emerging Growth Portfolio	3.75

Portfolio allocation[7] as of November 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.76% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Tactical Equity Composite Index is weighted 70% in the Russell 3000® Index, and 30% in the MSCI ACWI ex USA (Net). You cannot invest directly in an index.

4.	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

5.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

6.	The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

7.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Portfolio.

16	Wells Fargo Advantage WealthBuilder Portfolios	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2014	Ending account value 11-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio
Actual	$1,000.00	$1,009.96	$7.56	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio
Actual	$1,000.00	$1,017.20	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio
Actual	$1,000.00	$1,023.58	$7.61	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio
Actual	$1,000.00	$1,028.42	$7.63	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Equity Portfolio
Actual	$1,000.00	$1,036.84	$7.66	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio
Actual	$1,000.00	$1,033.76	$7.65	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	17

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.49%

Affiliated Master Portfolios: 26.96%
Wells Fargo Advantage Core Bond Portfolio		$135,561,478
Wells Fargo Advantage Emerging Growth Portfolio		4,003,132
Wells Fargo Advantage International Growth Portfolio		6,520,915
Wells Fargo Advantage Small Company Value Portfolio		3,980,052

		150,065,577

Alternative Investment Funds: 3.55%
AQR Managed Futures Strategy Fund Class I	253,321	2,854,924
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2,841,669	14,094,679
The Arbitrage Fund Class I	214,002	2,773,471

		19,723,074

International Equity Funds: 4.63%
DFA International Small Cap Value Portfolio Institutional Class	110,101	2,137,067
Dodge & Cox International Stock Fund	71,317	3,224,240
Oppenheimer Developing Markets Fund Class Y	69,132	2,658,121
T. Rowe Price International Discovery Fund	38,453	2,155,297
Templeton Institutional Foreign Equity Fund Primary Class	147,712	3,220,124
Thornburg International Value Fund Institutional Class	338,284	9,712,138
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)	119,946	2,674,787

		25,781,774

International Fixed Income Funds: 4.67%
Oppenheimer International Bond Fund Class Y	4,324,311	25,989,109

U.S. Equity Funds: 13.89%
American Century Growth Fund Institutional Class	182,810	6,754,833
Invesco Growth and Income Fund Class R6	272,566	8,043,416
MFS Value Fund Class I	449,909	16,228,202
Oakmark Fund Class I	113,550	8,074,559
Royce Pennsylvania Mutual Fund Investor Class	274,917	3,975,306
T. Rowe Price Blue Chip Growth Fund Retail Class	132,167	9,456,570
Voya Global Real Estate Fund Class I	489,600	10,002,520
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)	345,679	5,427,154
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)	110,001	5,392,264
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)	112,521	3,928,116

		77,282,940

U.S. Fixed Income Funds: 45.79%
PIMCO High Yield Fund Institutional Class	3,816,883	36,336,726
Wells Fargo Advantage Government Securities Fund Institutional Class (l)	9,293,909	104,277,657
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class (l)	11,301,747	114,260,667

		254,875,050

Total Investment Companies (Cost $513,557,096)		553,717,524

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2014 (unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.44%

Investment Companies: 0.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		979,477	$979,477

		Maturity date	Principal
U.S. Treasury Securities: 0.27%
U.S. Treasury Bill #(z)	0.02	12-4-2014	$490,000	489,999
U.S. Treasury Bill #(z)	0.02	12-11-2014	1,010,000	1,009,994

				1,499,993

Total Short-Term Investments (Cost $2,479,472)				2,479,470

Total investments in securities (Cost $516,036,568) *	99.93%	556,196,994
Other assets and liabilities, net	0.07	383,160

Total net assets	100.00%	$556,580,154

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $522,502,365 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,390,361
Gross unrealized losses	(11,695,732)

Net unrealized gains	$33,694,629

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	19

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.50%

Affiliated Master Portfolios: 23.21%
Wells Fargo Advantage Core Bond Portfolio		$158,041,780
Wells Fargo Advantage Emerging Growth Portfolio		12,831,236
Wells Fargo Advantage International Growth Portfolio		20,936,564
Wells Fargo Advantage Small Company Value Portfolio		12,745,212

		204,554,792

Alternative Investment Funds: 3.52%
AQR Managed Futures Strategy Fund Class I	407,117	4,588,205
PIMCO CommodityRealReturn Strategy Fund Institutional Class	4,449,110	22,067,587
The Arbitrage Fund Class I	338,026	4,380,812

		31,036,604

International Equity Funds: 9.32%
DFA International Small Cap Value Portfolio Institutional Class	343,996	6,676,961
Dodge & Cox International Stock Fund	228,258	10,319,533
Oppenheimer Developing Markets Fund Class Y	219,726	8,448,463
T. Rowe Price International Discovery Fund	121,242	6,795,591
Templeton Institutional Foreign Equity Fund Primary Class	469,388	10,232,652
Thornburg International Value Fund Institutional Class	1,086,830	31,202,881
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)	380,240	8,479,349

		82,155,430

International Fixed Income Funds: 4.59%
Oppenheimer International Bond Fund Class Y	6,724,984	40,417,155

U.S. Equity Funds: 26.33%
American Century Growth Fund Institutional Class	587,422	21,705,230
Invesco Growth and Income Fund Class R6	875,682	25,841,376
MFS Value Fund Class I	1,443,101	52,052,650
Oakmark Fund Class I	364,837	25,943,545
Royce Pennsylvania Mutual Fund Investor Class	881,689	12,749,219
T. Rowe Price Blue Chip Growth Fund Retail Class	424,300	30,358,664
Voya Global Real Estate Fund Class I	784,191	16,021,015
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)	1,111,241	17,446,490
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)	352,738	17,291,208
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)	362,161	12,643,038

		232,052,435

U.S. Fixed Income Funds: 32.53%
PIMCO High Yield Fund Institutional Class	5,514,102	52,494,255
Wells Fargo Advantage Government Securities Fund Institutional Class (l)	10,823,461	121,439,232
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class (l)	11,155,182	112,778,890

		286,712,377

Total Investment Companies (Cost $788,036,458)		876,928,793

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2014 (unaudited)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.57%

Investment Companies: 0.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		476,264	$476,264

		Maturity date	Principal
U.S. Treasury Securities: 0.52%
U.S. Treasury Bill #(z)	0.02	12-4-2014	$1,540,000	1,539,996
U.S. Treasury Bill #(z)	0.02	12-11-2014	3,020,000	3,019,982

				4,559,978

Total Short-Term Investments (Cost $5,036,248)				5,036,242

Total investments in securities (Cost $793,072,706) *	100.07%	881,965,035
Other assets and liabilities, net	(0.07)	(581,962)

Total net assets	100.00%	$881,383,073

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $801,732,009 and unrealized gains (losses) consists of:

Gross unrealized gains	$99,393,816
Gross unrealized losses	(19,160,790)

Net unrealized gains	$80,233,026

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	21

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.27%

Affiliated Master Portfolios: 19.75%
Wells Fargo Advantage Core Bond Portfolio		$112,385,185
Wells Fargo Advantage Emerging Growth Portfolio		22,231,825
Wells Fargo Advantage International Growth Portfolio		35,302,864
Wells Fargo Advantage Small Company Value Portfolio		21,529,467

		191,449,341

Alternative Investment Funds: 3.43%
AQR Managed Futures Strategy Fund Class I	456,806	5,148,200
PIMCO CommodityRealReturn Strategy Fund Institutional Class	4,723,694	23,429,521
The Arbitrage Fund Class I	361,760	4,688,414

		33,266,135

International Equity Funds: 14.14%
DFA International Small Cap Value Portfolio Institutional Class	570,498	11,073,376
Dodge & Cox International Stock Fund	378,680	17,120,124
Oppenheimer Developing Markets Fund Class Y	362,171	13,925,465
T. Rowe Price International Discovery Fund	200,999	11,265,997
Templeton Institutional Foreign Equity Fund Primary Class	777,004	16,938,695
Thornburg International Value Fund Institutional Class	1,836,865	52,736,381
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)	624,519	13,926,775

		136,986,813

International Fixed Income Funds: 4.83%
Oppenheimer International Bond Fund Class Y	7,786,122	46,794,594

U.S. Equity Funds: 39.75%
American Century Growth Fund Institutional Class	1,005,499	37,153,205
Invesco Growth and Income Fund Class R6	1,485,243	43,829,508
MFS Value Fund Class I	2,461,957	88,802,783
Oakmark Fund Class I	618,514	43,982,544
Royce Pennsylvania Mutual Fund Investor Class	1,484,608	21,467,432
T. Rowe Price Blue Chip Growth Fund Retail Class	727,046	52,020,123
Voya Global Real Estate Fund Class I	860,037	17,570,564
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)	1,897,493	29,790,644
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)	603,127	29,565,261
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)	604,477	21,102,295

		385,284,359

U.S. Fixed Income Funds: 17.37%
PIMCO High Yield Fund Institutional Class	4,923,048	46,867,413
Wells Fargo Advantage Government Securities Fund Institutional Class (l)	10,828,819	121,499,347

		168,366,760

Total Investment Companies (Cost $815,421,588)		962,148,002

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2014 (unaudited)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.78%

Investment Companies: 0.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		2,751,249	$2,751,249

		Maturity date	Principal
U.S. Treasury Securities: 0.50%
U.S. Treasury Bill #(z)	0.02	12-4-2014	$1,585,000	1,584,996
U.S. Treasury Bill #(z)	0.02	12-11-2014	3,250,000	3,249,981

				4,834,977

Total Short-Term Investments (Cost $7,586,231)				7,586,226

Total investments in securities (Cost $823,007,819) *	100.05%	969,734,228
Other assets and liabilities, net	(0.05)	(516,843)

Total net assets	100.00%	$969,217,385

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $845,195,142 and unrealized gains (losses) consists of:

Gross unrealized gains	$155,342,113
Gross unrealized losses	(30,803,027)

Net unrealized gains	$124,539,086

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	23

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name	Shares	Value

Investment Companies: 99.36%

Affiliated Master Portfolios: 16.33%
Wells Fargo Advantage Core Bond Portfolio		$24,845,312
Wells Fargo Advantage Emerging Growth Portfolio		12,742,404
Wells Fargo Advantage International Growth Portfolio		19,731,134
Wells Fargo Advantage Small Company Value Portfolio		12,097,626

		69,416,476

Alternative Investment Funds: 3.42%
AQR Managed Futures Strategy Fund Class I	201,204	2,267,573
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2,059,144	10,213,355
The Arbitrage Fund Class I	159,136	2,062,407

		14,543,335

International Equity Funds: 18.13%
DFA International Small Cap Value Portfolio Institutional Class	318,035	6,173,061
Dodge & Cox International Stock Fund	211,646	9,568,522
Oppenheimer Developing Markets Fund Class Y	206,158	7,926,757
T. Rowe Price International Discovery Fund	113,067	6,337,396
Templeton Institutional Foreign Equity Fund Primary Class	432,566	9,429,946
Thornburg International Value Fund Institutional Class	1,035,940	29,741,850
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)	354,467	7,904,606

		77,082,138

International Fixed Income Funds: 2.50%
Oppenheimer International Bond Fund Class Y	1,767,303	10,621,492

U.S. Equity Funds: 50.63%
American Century Growth Fund Institutional Class	568,211	20,995,397
Invesco Growth and Income Fund Class R6	835,326	24,650,481
MFS Value Fund Class I	1,388,519	50,083,879
Oakmark Fund Class I	348,497	24,781,591
Royce Pennsylvania Mutual Fund Investor Class	833,708	12,055,420
T. Rowe Price Blue Chip Growth Fund Retail Class	414,612	29,665,486
Voya Global Real Estate Fund Class I	374,587	7,652,811
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)	1,069,006	16,783,398
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)	341,985	16,764,125
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)	338,314	11,810,545

		215,243,133

U.S. Fixed Income Funds: 8.35%
PIMCO High Yield Fund Institutional Class	1,117,747	10,640,947
Wells Fargo Advantage Government Securities Fund Institutional Class (l)	2,213,432	24,834,703

		35,475,650

Total Investment Companies (Cost $349,547,445)		422,382,224

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2014 (unaudited)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.71%

Investment Companies: 0.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		966,950	$966,950

		Maturity date	Principal
U.S. Treasury Securities : 0.48%
U.S. Treasury Bill #(z)	0.02	12-4-2014	$655,000	654,998
U.S. Treasury Bill #(z)	0.02	12-11-2014	1,380,000	1,379,992

				2,034,990

Total Short-Term Investments (Cost $3,001,943)				3,001,940

Total investments in securities (Cost $352,549,388) *	100.07%	425,384,164
Other assets and liabilities, net	(0.07)	(301,905)

Total net assets	100.00%	$425,082,259

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $360,059,707 and unrealized gains (losses) consists of:

Gross unrealized gains	$76,778,608
Gross unrealized losses	(11,454,151)

Net unrealized gains	$65,324,457

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	25

WEALTHBUILDER EQUITY PORTFOLIO

Security name		Shares	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 11.03%
Wells Fargo Advantage Emerging Growth Portfolio			$3,469,370
Wells Fargo Advantage International Growth Portfolio			8,431,553
Wells Fargo Advantage Small Company Value Portfolio			3,410,445

			15,311,368

International Equity Funds: 23.81%
DFA International Small Cap Value Portfolio Institutional Class		139,904	2,715,538
Dodge & Cox International Stock Fund		91,716	4,146,499
Oppenheimer Developing Markets Fund Class Y		87,904	3,379,917
T. Rowe Price International Discovery Fund		48,853	2,738,239
Templeton Institutional Foreign Equity Fund Primary Class		189,310	4,126,968
Thornburg International Value Fund Institutional Class		436,932	12,544,320
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)		152,252	3,395,228

			33,046,709

U.S. Equity Funds: 65.06%
American Century Growth Fund Institutional Class		283,735	10,484,013
Invesco Growth and Income Fund Class R6		350,403	10,340,404
MFS Value Fund Class I		578,352	20,861,175
Oakmark Fund Class I		146,185	10,395,232
Royce Pennsylvania Mutual Fund Investor Class		235,877	3,410,783
T. Rowe Price Blue Chip Growth Fund Retail Class		204,672	14,644,281
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)		539,130	8,464,338
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)		169,932	8,330,059
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)		96,772	3,378,298

			90,308,583

Total Investment Companies (Cost $100,523,696)			138,666,660

	Yield
Short-Term Investments: 0.29%

Investment Companies: 0.29%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08%	394,733	394,733

Total Short-Term Investments (Cost $394,733)			394,733

Total investments in securities (Cost $100,918,429) *	100.19%	139,061,393
Other assets and liabilities, net	(0.19)	(258,696)

Total net assets	100.00%	$138,802,697

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $101,131,999 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,671,618
Gross unrealized losses	(742,224)

Net unrealized gains	$37,929,394

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of investments—November 30, 2014 (unaudited)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Security name		Shares	Value

Investment Companies: 99.64%

Affiliated Master Portfolios: 13.48%
Wells Fargo Advantage Emerging Growth Portfolio			$16,063,993
Wells Fargo Advantage International Growth Portfolio			25,874,003
Wells Fargo Advantage Small Company Value Portfolio			15,794,968

			57,732,964

International Equity Funds: 23.51%
DFA International Small Cap Value Portfolio Institutional Class		422,060	8,192,181
Dodge & Cox International Stock Fund		278,555	12,593,450
Oppenheimer Developing Markets Fund Class Y		266,200	10,235,405
T. Rowe Price International Discovery Fund		149,068	8,355,245
Templeton Institutional Foreign Equity Fund Primary Class		572,894	12,489,094
Thornburg International Value Fund Institutional Class		1,344,235	38,592,987
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)		460,165	10,261,690

			100,720,052

U.S. Equity Funds: 62.65%
American Century Growth Fund Institutional Class		733,127	27,089,030
Invesco Growth and Income Fund Class R6		1,084,475	32,002,861
MFS Value Fund Class I		1,792,127	64,642,035
Oakmark Fund Class I		452,527	32,179,211
Royce Pennsylvania Mutual Fund Investor Class		1,088,979	15,746,640
T. Rowe Price Blue Chip Growth Fund Retail Class		528,425	37,808,828
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)		1,384,699	21,739,781
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)		438,879	21,513,863
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)		446,450	15,585,565

			268,307,814

Total Investment Companies (Cost $327,743,664)			426,760,830

	Yield
Short-Term Investments: 0.33%

Investment Companies: 0.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.08%	1,401,701	1,401,701

Total Short-Term Investments (Cost $1,401,701)			1,401,701

Total investments in securities (Cost $329,145,365) *	99.97%	428,162,531
Other assets and liabilities, net	0.03	114,431

Total net assets	100.00%	$428,276,962

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $337,170,494 and unrealized gains (losses) consists of:

Gross unrealized gains	$99,017,166
Gross unrealized losses	(8,025,129)

Net unrealized gains	$90,992,037

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

28	Wells Fargo Advantage WealthBuilder Portfolios	Statements of assets and liabilities—November 30, 2014 (unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Assets
Investments
In unaffiliated Underlying Funds and securities, at value (see cost below)	$169,191,295	$386,855,772
In affiliated Underlying Funds, at value (see cost below)	236,940,122	290,554,471
In affiliated Master Portfolios, at value (see cost below)	150,065,577	204,554,792

Total investments, at value (see cost below)	556,196,994	881,965,035
Cash	0	0
Receivable for investments sold	120,523	804,436
Receivable for Portfolio shares sold	1,707,914	2,026,086
Receivable for dividends	457,433	578,250
Prepaid expenses and other assets	37,729	57,817

Total assets	558,520,593	885,431,624

Liabilities
Payable for investments purchased	428,429	541,205
Payable for Portfolio shares redeemed	706,171	2,081,149
Payable for daily variation margin on open futures contracts	101,750	319,375
Advisory fee payable	69,737	111,868
Distribution fee payable	344,165	542,336
Administration fee payable	142,255	224,166
Shareholder servicing fees payable	114,722	180,469
Accrued expenses and other liabilities	33,210	47,983

Total liabilities	1,940,439	4,048,551

Total net assets	$556,580,154	$881,383,073

NET ASSETS CONSIST OF
Paid-in capital	$510,049,974	$770,724,026
Undistributed (overdistributed) or (accumulated) net investment income (loss)	54,686	(130,248)
Accumulated net realized gains (losses) on investments	5,432,858	19,087,964
Net unrealized gains on investments	41,042,636	91,701,331

Total net assets	$556,580,154	$881,383,073

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets	$556,580,154	$881,383,073
Shares outstanding[1]	50,525,628	70,958,185
Net asset value per share	$11.02	$12.42
Maximum offering price per share[2]	$11.19	$12.61

Investments in unaffiliated Underlying Funds and securities, at cost	$142,394,564	$322,123,420

Investments in affiliated Underlying Funds, at cost	$226,032,863	$269,177,853

Investments in affiliated Master Portfolios, at cost	$147,609,141	$201,771,433

Total investments, at cost	$516,036,568	$793,072,706

1.	Each Portfolio has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	29

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$559,649,316	$276,903,361	$99,787,369	$299,926,967
218,635,571	79,064,327	23,962,656	70,502,600
191,449,341	69,416,476	15,311,368	57,732,964

969,734,228	425,384,164	139,061,393	428,162,531
0	167,544	0	306,333
0	0	5,267	291,966
1,909,323	995,626	119,446	601,556
441,911	95,995	0	0
49,526	31,080	18,782	30,653

972,134,988	426,674,409	139,204,888	429,393,039

510,988	257,073	0	0
851,581	636,165	219,259	570,658
349,500	151,250	0	0
125,910	49,257	10,600	50,513
592,953	258,419	84,929	261,416
245,087	106,813	35,104	108,052
197,135	86,140	28,310	87,138
44,449	47,033	23,989	38,300

2,917,603	1,592,150	402,191	1,116,077

$969,217,385	$425,082,259	$138,802,697	$428,276,962

$808,762,102	$340,120,985	$115,740,884	$410,163,993
(1,115,427)	(1,077,864)	(1,006,280)	(3,212,721)
11,900,215	11,980,607	(14,074,871)	(77,691,476)
149,670,495	74,058,531	38,142,964	99,017,166

$969,217,385	$425,082,259	$138,802,697	$428,276,962

$969,217,385	$425,082,259	$138,802,697	$428,276,962
65,679,855	27,972,289	8,963,915	22,926,571
$14.76	$15.20	$15.48	$18.68
$14.98	$15.43	$15.72	$18.96

$447,986,940	$220,091,744	$70,387,885	$222,003,633

$185,587,416	$63,504,584	$16,102,062	$49,419,770

$189,433,463	$68,953,060	$14,428,482	$57,721,962

$823,007,819	$352,549,388	$100,918,429	$329,145,365

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage WealthBuilder Portfolios	Statements of operations—six months ended November 30, 2014 (unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Investment income
Dividends from affiliated Underlying Funds	$1,511,004	$1,567,578
Dividends from unaffiliated Underlying Funds	1,992,294	3,491,504
Interest allocated from affiliated Master Portfolios	1,502,982	1,701,406
Dividends allocated from affiliated Master Portfolios*	67,858	206,968
Securities lending income allocated from affiliated Master Portfolios	8,611	14,578
Interest	123	366
Expenses allocated from affiliated Master Portfolios	(311,668)	(480,800)
Waivers allocated from affiliated Master Portfolios	16,204	18,326

Total investment income	4,787,408	6,519,926

Expenses
Advisory fee	571,089	873,392
Administration fee	885,188	1,353,758
Shareholder servicing fees	712,966	1,091,431
Distribution fee	2,141,583	3,275,221
Custody and accounting fees	38,658	41,572
Professional fees	14,737	14,263
Registration fees	20,264	37,752
Shareholder report expenses	17,281	40,721
Trustees’ fees and expenses	6,596	6,346
Interest expense	446	0
Other fees and expenses	8,602	15,993

Total expenses	4,417,410	6,750,449
Less: Fee waivers and/or expense reimbursements	(133,797)	(200,007)

Net expenses	4,283,613	6,550,442

Net investment income (loss)	503,795	(30,516)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated Underlying Funds	4,930,625	10,660,061
Affiliated Underlying Funds	(1,163,042)	(1,148,937)
Futures transactions	904,752	2,688,628
Capital gain distributions from unaffiliated Underlying Funds	813,952	2,568,825
Securities transactions allocated from affiliated Master Portfolios	1,864,083	2,893,606

Net realized gains on investments	7,350,370	17,662,183

Net change in unrealized gains (losses) on:
Unaffiliated Underlying Funds	(6,722,894)	(10,243,300)
Affiliated Underlying Funds	3,406,611	5,163,057
Futures transactions	356,491	1,230,182
Securities transactions allocated from affiliated Master Portfolios	451,285	987,762

Net change in unrealized gains (losses) on investments	(2,508,507)	(2,862,299)

Net realized and unrealized gains (losses) on investments	4,841,863	14,799,884

Net increase in net assets resulting from operations	$5,345,658	$14,769,368

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$5,390	$16,394

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	31

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$721,900	$143,118	$106	$625
4,284,057	1,653,944	456,565	1,418,935
1,278,992	276,239	0	0
344,303	192,885	72,062	261,713
18,415	8,509	2,427	9,709
392	166	0	0
(547,540)	(235,332)	(67,808)	(252,747)
13,769	2,950	0	0

6,114,288	2,042,479	463,352	1,438,235

948,023	410,414	136,398	422,279
1,469,435	636,141	211,417	654,532
1,184,091	513,017	170,108	527,849
3,555,085	1,539,052	511,493	1,583,546
42,553	38,553	16,753	29,406
14,640	14,245	14,349	14,245
35,394	12,119	13,089	15,752
41,083	21,256	12,096	23,101
6,745	5,900	5,890	6,461
0	0	0	244
9,954	6,116	4,025	6,347

7,307,003	3,196,813	1,095,618	3,283,762
(196,834)	(118,710)	(72,632)	(116,426)

7,110,169	3,078,103	1,022,986	3,167,336

(995,881)	(1,035,624)	(559,634)	(1,729,101)

16,285,902	7,822,004	4,844,857	12,831,387
114,774	33,439	71,561	21,048
2,861,986	1,229,020	0	0
4,306,275	2,402,140	1,027,889	3,152,876
3,681,684	1,502,160	787,647	2,121,696

27,250,621	12,988,763	6,731,954	18,127,007

(11,960,016)	(4,226,686)	(2,021,489)	(5,704,999)
5,489,725	2,441,265	1,123,812	2,708,666
1,242,189	505,688	0	0
925,697	611,789	(195,018)	236,462

(4,302,405)	(667,944)	(1,092,695)	(2,759,871)

22,948,216	12,320,819	5,639,259	15,367,136

$21,952,335	$11,285,195	$5,079,625	$13,638,035

$27,094	$15,139	$6,633	$20,410

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Conservative Allocation Portfolio
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income		$503,795		$1,922,305
Net realized gains on investments		7,350,370		14,263,314
Net change in unrealized gains (losses) on investments		(2,508,507)		8,392,129

Net increase in net assets resulting from operations		5,345,658		24,577,748

Distributions to shareholders from
Net investment income		(454,457)		(2,575,184)
Net realized gains		0		(23,468,739)

Total distributions to shareholders		(454,457)		(26,043,923)

Capital share transactions	Shares		Shares
Proceeds from shares sold	5,149,498	56,272,791	10,056,730	109,055,405
Reinvestment of distributions	41,503	452,581	2,436,686	25,988,027
Payment for shares redeemed	(7,869,730)	(85,973,019)	(19,568,052)	(212,617,956)

Net decrease in net assets resulting from capital share transactions		(29,247,647)		(77,574,524)

Total decrease in net assets		(24,356,446)		(79,040,699)

Net assets
Beginning of period		580,936,600		659,977,299

End of period		$556,580,154		$580,936,600

Undistributed net investment income		$54,686		$5,348

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage WealthBuilder Portfolios	33

	WealthBuilder Moderate Balanced Portfolio
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income (loss)		$(30,516)		$1,442,504
Net realized gains on investments		17,662,183		33,305,747
Net change in unrealized gains (losses) on investments		(2,862,299)		28,661,373

Net increase in net assets resulting from operations		14,769,368		63,409,624

Distributions to shareholders from
Net investment income		0		(2,786,020)
Net realized gains		0		(47,081,373)

Total distributions to shareholders		0		(49,867,393)

Capital share transactions	Shares		Shares
Proceeds from shares sold	6,927,218	84,956,350	15,090,262	183,334,200
Reinvestment of distributions	0	0	4,212,471	49,797,264
Payment for shares redeemed	(6,990,169)	(85,669,277)	(14,712,825)	(178,597,796)

Net increase (decrease) in net assets resulting from capital share transactions		(712,927)		54,533,668

Total increase in net assets		14,056,441		68,075,899

Net assets
Beginning of period		867,326,632		799,250,733

End of period		$881,383,073		$867,326,632

Overdistributed/accumulated net investment income (loss)		$(130,248)		$(99,732)

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Growth Balanced Portfolio
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment income (loss)		$(995,881)		$314,386
Net realized gains on investments		27,250,621		49,040,673
Net change in unrealized gains (losses) on investments		(4,302,405)		47,732,300

Net increase in net assets resulting from operations		21,952,335		97,087,359

Distributions to shareholders from
Net investment income		0		(2,254,368)

Capital share transactions	Shares		Shares
Proceeds from shares sold	5,491,525	79,613,780	13,489,194	185,885,140
Reinvestment of distributions	0	0	159,741	2,252,344
Payment for shares redeemed	(4,756,711)	(68,941,431)	(9,808,510)	(134,662,900)

Net increase in net assets resulting from capital share transactions		10,672,349		53,474,584

Total increase in net assets		32,624,684		148,307,575

Net assets
Beginning of period		936,592,701		788,285,126

End of period		$969,217,385		$936,592,701

Overdistributed/accumulated net investment income (loss)		$(1,115,427)		$(119,546)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage WealthBuilder Portfolios	35

	WealthBuilder Growth Allocation Portfolio
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment loss		$(1,035,624)		$(702,253)
Net realized gains on investments		12,988,763		21,676,743
Net change in unrealized gains (losses) on investments		(667,944)		26,671,747

Net increase in net assets resulting from operations		11,285,195		47,646,237

Distributions to shareholders from
Net investment income		0		(43,287)
Net realized gains		0		(4,017,022)

Total distributions to shareholders		0		(4,060,309)

Capital share transactions	Shares		Shares
Proceeds from shares sold	2,736,296	40,812,851	5,796,666	82,027,261
Reinvestment of distributions	0	0	287,901	4,051,991
Payment for shares redeemed	(1,970,748)	(29,253,449)	(3,707,919)	(52,150,247)

Net increase in net assets resulting from capital share transactions		11,559,402		33,929,005

Total increase in net assets		22,844,597		77,514,933

Net assets
Beginning of period		402,237,662		324,722,729

End of period		$425,082,259		$402,237,662

Accumulated net investment loss		$(1,077,864)		$(42,240)

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Equity Portfolio
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment loss		$(559,634)		$(698,344)
Net realized gains on investments		6,731,954		8,097,766
Net change in unrealized gains (losses) on investments		(1,092,695)		12,397,639

Net increase in net assets resulting from operations		5,079,625		19,797,061

Capital share transactions	Shares		Shares
Proceeds from shares sold	563,298	8,413,546	1,836,620	26,018,840
Payment for shares redeemed	(850,054)	(12,827,040)	(2,094,333)	(29,567,549)

Net decrease in net assets resulting from capital share transactions		(4,413,494)		(3,548,709)

Total increase in net assets		666,131		16,248,352

Net assets
Beginning of period		138,136,566		121,888,214

End of period		$138,802,697		$138,136,566

Accumulated net investment loss		$(1,006,280)		$(446,646)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage WealthBuilder Portfolios	37

	WealthBuilder Tactical Equity Portfolio
	Six months ended November 30, 2014 (unaudited)		Year ended May 31, 2014

Operations
Net investment loss		$(1,729,101)		$(1,766,475)
Net realized gains on investments		18,127,007		23,788,503
Net change in unrealized gains (losses) on investments		(2,759,871)		35,395,782

Net increase in net assets resulting from operations		13,638,035		57,417,810

Capital share transactions	Shares		Shares
Proceeds from shares sold	1,915,960	35,059,872	4,165,113	71,353,382
Payment for shares redeemed	(2,336,352)	(42,370,440)	(4,611,575)	(78,155,419)

Net decrease in net assets resulting from capital share transactions		(7,310,568)		(6,802,037)

Total increase in net assets		6,327,467		50,615,773

Net assets
Beginning of period		421,949,495		371,333,722

End of period		$428,276,962		$421,949,495

Accumulated net investment loss		$(3,212,721)		$(1,483,620)

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage WealthBuilder Portfolios	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
WealthBuilder Conservative Allocation Portfolio
Six months ended November 30, 2014 (unaudited)	$10.92	0.01	0.10	(0.01)	0.00	$11.02
Year ended May 31, 2014	$10.95	0.03	0.42	(0.05)	(0.43)	$10.92
Year ended May 31, 2013	$10.57	0.06	0.59	(0.08)	(0.19)	$10.95
Year ended May 31, 2012	$11.02	0.16	(0.20)	(0.21)	(0.20)	$10.57
Year ended May 31, 2011	$10.08	0.18	0.96	(0.20)	0.00	$11.02
Year ended May 31, 2010	$9.38	0.21	0.71	(0.22)	0.00	$10.08
WealthBuilder Moderate Balanced Portfolio
Six months ended November 30, 2014 (unaudited)	$12.21	(0.00)[3]	0.21	0.00	0.00	$12.42
Year ended May 31, 2014	$12.03	0.02	0.91	(0.04)	(0.71)	$12.21
Year ended May 31, 2013	$10.96	0.04 [4]	1.21	(0.06)	(0.12)	$12.03
Year ended May 31, 2012	$11.50	0.13 [4]	(0.48)	(0.19)	(0.00)[3]	$10.96
Year ended May 31, 2011	$10.01	0.14	1.54	(0.19)	0.00	$11.50
Year ended May 31, 2010	$9.01	0.15	1.00	(0.15)	0.00	$10.01
WealthBuilder Growth Balanced Portfolio
Six months ended November 30, 2014 (unaudited)	$14.42	(0.02)	0.36	0.00	0.00	$14.76
Year ended May 31, 2014	$12.90	0.01	1.55	(0.04)	0.00	$14.42
Year ended May 31, 2013	$10.97	0.01	1.95	(0.03)	0.00	$12.90
Year ended May 31, 2012	$11.82	0.09	(0.82)	(0.12)	0.00	$10.97
Year ended May 31, 2011	$9.60	0.06	2.26	(0.10)	0.00	$11.82
Year ended May 31, 2010	$8.30	0.10	1.29	(0.09)	0.00	$9.60
WealthBuilder Growth Allocation Portfolio
Six months ended November 30, 2014 (unaudited)	$14.78	(0.04)	0.46	0.00	0.00	$15.20
Year ended May 31, 2014	$13.08	(0.03)	1.89	(0.00)[3]	(0.16)	$14.78
Year ended May 31, 2013	$10.87	(0.01)	2.23	(0.01)	0.00	$13.08
Year ended May 31, 2012	$11.83	0.05 [4]	(0.94)	(0.07)	0.00	$10.87
Year ended May 31, 2011	$9.34	0.02	2.53	(0.06)	0.00	$11.83
Year ended May 31, 2010	$7.98	0.04	1.36	(0.04)	0.00	$9.34
WealthBuilder Equity Portfolio
Six months ended November 30, 2014 (unaudited)	$14.93	(0.06)	0.61	0.00	0.00	$15.48
Year ended May 31, 2014	$12.82	(0.08)	2.19	0.00	0.00	$14.93
Year ended May 31, 2013	$10.34	(0.05)	2.53	0.00	0.00	$12.82
Year ended May 31, 2012	$11.45	(0.04)	(1.07)	0.00	0.00	$10.34
Year ended May 31, 2011	$9.10	(0.07)	2.42	0.00	0.00	$11.45
Year ended May 31, 2010	$7.72	(0.06)	1.44	0.00	0.00	$9.10
WealthBuilder Tactical Equity Portfolio
Six months ended November 30, 2014 (unaudited)	$18.07	(0.08)	0.69	0.00	0.00	$18.68
Year ended May 31, 2014	$15.61	(0.08)	2.54	0.00	0.00	$18.07
Year ended May 31, 2013	$13.12	(0.07)	2.58	(0.02)	0.00	$15.61
Year ended May 31, 2012	$13.89	(0.08)[4]	(0.69)	0.00	0.00	$13.12
Year ended May 31, 2011	$11.05	(0.10)	2.94	0.00	0.00	$13.89
Year ended May 31, 2010	$9.13	(0.06)	1.98	0.00	0.00	$11.05

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Portfolio invests.

2.	Total return calculations do not include any sales charges.

3.	Amount is less than $0.005.

4.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage WealthBuilder Portfolios	39

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.18%	1.55%	1.50%	1.00%	79%	$556,580
0.32%	1.55%	1.50%	4.19%	139%	$580,937
0.53%	1.54%	1.50%	6.19%	128%	$659,977
1.51%	1.54%	1.50%	(0.32)%	176%	$662,092
1.75%	1.58%	1.50%	11.42%	168%	$630,085
2.18%	1.56%	1.50%	9.87%	157%	$442,245

(0.01)%	1.55%	1.50%	1.72%	64%	$881,383
0.17%	1.54%	1.50%	7.94%	110%	$867,327
0.34%	1.54%	1.50%	11.42%	115%	$799,251
1.20%	1.54%	1.50%	(2.96)%	145%	$709,801
1.24%	1.55%	1.50%	16.96%	142%	$691,145
1.62%	1.57%	1.50%	12.81%	130%	$472,947

(0.21)%	1.54%	1.50%	2.36%	46%	$969,217
0.04%	1.54%	1.50%	12.07%	94%	$936,593
0.06%	1.54%	1.50%	17.85%	117%	$788,285
0.84%	1.54%	1.50%	(6.17)%	131%	$689,816
0.59%	1.54%	1.50%	24.27%	140%	$785,283
1.12%	1.56%	1.50%	16.75%	120%	$590,907

(0.50)%	1.56%	1.50%	2.84%	30%	$425,082
(0.19)%	1.57%	1.50%	14.28%	60%	$402,238
(0.13)%	1.57%	1.50%	20.39%	98%	$324,723
0.49%	1.57%	1.50%	(7.47)%	96%	$276,657
0.16%	1.57%	1.50%	27.33%	110%	$313,206
0.47%	1.60%	1.50%	17.51%	97%	$219,357

(0.82)%	1.61%	1.50%	3.68%	14%	$138,803
(0.53)%	1.61%	1.50%	16.46%	26%	$138,137
(0.38)%	1.63%	1.50%	23.98%	44%	$121,888
(0.39)%	1.60%	1.50%	(9.69)%	24%	$109,727
(0.68)%	1.60%	1.50%	25.82%	52%	$141,425
(0.68)%	1.61%	1.50%	17.88%	46%	$119,993

(0.82)%	1.56%	1.50%	3.38%	17%	$428,277
(0.45)%	1.56%	1.50%	15.76%	23%	$421,949
(0.49)%	1.56%	1.50%	19.16%	67%	$371,334
(0.58)%	1.56%	1.50%	(5.54)%	31%	$346,832
(0.81)%	1.55%	1.50%	25.70%	73%	$416,863
(0.54)%	1.57%	1.50%	21.03%	89%	$356,382
The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (“WealthBuilder Conservative Allocation Portfolio”), the Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (“WealthBuilder Moderate Balanced Portfolio”), the Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (“WealthBuilder Growth Balanced Portfolio”), the Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (“WealthBuilder Growth Allocation Portfolio” ), the Wells Fargo Advantage WealthBuilder Equity Portfolio (“WealthBuilder Equity Portfolio” ), and the Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (“WealthBuilder Tactical Equity Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio is a fund-of-funds that may invest in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Portfolio investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Portfolio accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the Wells Fargo Advantage Funds for information on the affiliated mutual funds or the servicing agent of the unaffiliated mutual funds.

As of November 31, 2014, the Portfolios own the following percentages of the affiliated Master Portfolios:

	Wells Fargo Advantage Core Bond Portfolio	Wells Fargo Advantage Emerging Growth Portfolio	Wells Fargo Advantage International Growth Portfolio	Wells Fargo Advantage Small Company Value Portfolio
WealthBuilder Conservative Allocation Portfolio	5%	0%*	4%	2%
WealthBuilder Moderate Balanced Portfolio	5%	1%	13%	6%
WealthBuilder Growth Balanced Portfolio	4%	2%	22%	11%
WealthBuilder Growth Allocation Portfolio	1%	1%	13%	6%
WealthBuilder Equity Portfolio	N/A	0%*	5%	2%
WealthBuilder Tactical Equity Portfolio	N/A	1%	16%	8%

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	41

Futures contracts

Each Portfolio is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to effect tactical allocations changes in a Portfolio. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Portfolio and each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Portfolio records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration date:

2018
WealthBuilder Equity Portfolio	$20,146,330
WealthBuilder Tactical Equity Portfolio	90,019,467

At May 31, 2014, late-year ordinary losses which were recognized on the first day of the current fiscal year were as follows:

Late-year ordinary loss
WealthBuilder Moderate Balanced Portfolio	$115,264
WealthBuilder Growth Balanced Portfolio	196,345
WealthBuilder Growth Allocation Portfolio	61,716
WealthBuilder Equity Portfolio	446,918
WealthBuilder Tactical Equity Portfolio	1,579,251

42	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio
Assets
Investments in:

Investment companies	$403,651,947	$150,065,577	$0	$553,717,524

Short-term investments
Investment companies	979,477	0	0	979,477
U.S. Treasury securities	1,009,994	489,999	0	1,499,993
Total assets	$405,641,418	$150,555,576	$0	$556,196,994
Liabilities

Futures contracts	$101,750	$0	$0	$101,750
Total liabilities	$101,750	$0	$0	$101,750
WealthBuilder Moderate Balanced Portfolio
Assets
Investments in:

Investment companies	$672,374,001	$204,554,792	$0	$876,928,793

Short-term investments
Investment companies	476,264	0	0	476,264
U.S. Treasury securities	3,019,982	1,539,996	0	4,559,978
Total assets	$675,870,247	$206,094,788	$0	$881,965,035
Liabilities

Futures contracts	$319,375	$0	$0	$319,375
Total liabilities	$319,375	$0	$0	$319,375
WealthBuilder Growth Balanced Portfolio
Assets
Investments in:

Investment companies	$770,698,661	$191,449,341	$0	$962,148,002

Short-term investments
Investment companies	2,751,249	0	0	2,751,249
U.S. Treasury securities	3,249,981	1,584,996	0	4,834,977
Total assets	$776,699,891	$193,034,337	$0	$969,734,228
Liabilities

Futures contracts	$349,500	$0	$0	$349,500
Total liabilities	$349,500	$0	$0	$349,500

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	43

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Growth Allocation Portfolio
Assets
Investments in:

Investment companies	$352,965,748	$69,416,476	$0	$422,382,224

Short-term investments
Investment companies	966,950	0	0	966,950
U.S. Treasury securities	1,379,992	654,998	0	2,034,990
Total assets	$355,312,690	$70,071,474	$0	$425,384,164
Liabilities

Futures contracts	$151,250	$0	$0	$151,250
Total liabilities	$151,250	$0	$0	$151,250
WealthBuilder Equity Portfolio
Assets
Investments in:

Investment companies	$123,355,292	$15,311,368	$0	$138,666,660

Short-term investments
Investment companies	394,733	0	0	394,733
Total assets	$123,750,025	$15,311,368	$0	$139,061,393
WealthBuilder Tactical Equity Portfolio
Assets
Investments in:

Investment companies	$369,027,866	$57,732,964	$0	$426,760,830

Short-term investments
Investment companies	1,401,701	0	0	1,401,701
Total assets	$370,429,567	$57,732,964	$0	$428,162,531

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2014, the advisory fee was equivalent to an annual rate of 0.20% of each Portfolio’s average daily net assets.

Funds Management also serves as the adviser to and is entitled to receive a fee from each affiliated Master Portfolio and affiliated Underlying Fund for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolios. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Portfolio and is paid an annual subadvisory fee of 0.15% of the average daily net assets of each Portfolio.

44	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

Administration fee

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers, and record-keepers, Funds Management is entitled to receive from each Portfolio an annual fee starting at 0.31% and declining to 0.29% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2014, the administration fee for each Portfolio was equivalent to an annual rate of 0.31% of each Portfolio’s average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios. Funds Management has committed through September 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Portfolio’s expenses at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Portfolio, at an annual rate of 0.75% of each Portfolio’s average daily net assets.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of shares and a contingent deferred sales charge on the redemption of certain shares. For the six months ended November 30, 2014, Funds Distributor received the following amounts in front-end sales charges.

Front-end sales charges
WealthBuilder Conservative Allocation Portfolio	$7,522
WealthBuilder Moderate Balanced Portfolio	14,370
WealthBuilder Growth Balanced Portfolio	10,023
WealthBuilder Growth Allocation Portfolio	4,208
WealthBuilder Equity Portfolio	904
WealthBuilder Tactical Equity Portfolio	2,179

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
WealthBuilder Conservative Allocation Portfolio	$350,386,215	$107,918,901	$349,869,219	$157,095,910
WealthBuilder Moderate Balanced Portfolio	408,491,129	153,287,779	407,888,399	179,088,112
WealthBuilder Growth Balanced Portfolio	290,482,372	166,136,656	290,053,764	148,943,178
WealthBuilder Growth Allocation Portfolio	64,217,763	71,399,071	64,123,010	58,324,513
WealthBuilder Equity Portfolio	0	18,987,736	0	23,038,181
WealthBuilder Tactical Equity Portfolio	0	73,033,493	0	80,054,083

*	The Portfolios seek to achieve their investment objective by investing some of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Portfolio’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of the affiliated and unaffiliated Underlying Funds in which the Portfolios invest are actual aggregate purchases and sales of those investments.

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	45

6. INVESTMENTS IN AFFILIATES

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the six months ended November 30, 2014 were as follows:

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Dividend from affiliated Underlying Funds
WealthBuilder Conservative Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	124,956	9,345	14,355	119,946	$2,674,787	$0
Wells Fargo Advantage Endeavor Select Fund Institutional Class	352,934	49,209	56,464	345,679	5,427,154	0
Wells Fargo Advantage Government Securities Fund Institutional Class	9,842,243	303,143	851,477	9,293,909	104,277,657	639,396
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	113,706	14,825	18,530	110,001	5,392,264	0
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	16,122,120	504,552	5,324,925	11,301,747	114,260,667	871,379
Wells Fargo Advantage Small Cap Value Fund Institutional Class	116,827	11,860	16,166	112,521	3,928,116	0
					$235,960,645	$1,510,775
WealthBuilder Moderate Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	377,318	26,053	23,131	380,240	$8,479,349	$0
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,054,814	123,289	66,862	1,111,241	17,446,490	0
Wells Fargo Advantage Government Securities Fund Institutional Class	10,790,243	575,330	542,112	10,823,461	121,439,232	722,115
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	337,208	40,463	24,933	352,738	17,291,208	0
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	15,700,980	684,355	5,230,153	11,155,182	112,778,890	845,155
Wells Fargo Advantage Small Cap Value Fund Institutional Class	343,845	23,143	4,827	362,161	12,643,038	0
					$290,078,207	$1,567,270
WealthBuilder Growth Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	622,240	18,863	16,584	624,519	$13,926,775	$0
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,744,997	183,438	30,942	1,897,493	29,790,644	0
Wells Fargo Advantage Government Securities Fund Institutional Class	10,704,744	874,400	750,325	10,828,819	121,499,347	721,049
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	558,091	62,604	17,568	603,127	29,565,261	0
Wells Fargo Advantage Small Cap Value Fund Institutional Class	571,925	33,220	668	604,477	21,102,295	0
					$215,884,322	$721,049
WealthBuilder Growth Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	353,801	5,695	5,029	354,467	$7,904,606	$0
Wells Fargo Advantage Endeavor Select Fund Institutional Class	973,625	98,007	2,626	1,069,006	16,783,398	0
Wells Fargo Advantage Government Securities Fund Institutional Class	2,095,468	407,554	289,590	2,213,432	24,834,703	142,820
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	310,007	34,517	2,539	341,985	16,764,125	0
Wells Fargo Advantage Small Cap Value Fund Institutional Class	316,069	22,245	0	338,314	11,810,545	0
					$78,097,377	$142,820

46	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Dividend from affiliated Underlying Funds
WealthBuilder Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	151,324	13,263	12,335	152,252	$3,395,228	$0
Wells Fargo Advantage Endeavor Select Fund Institutional Class	573,769	6,131	40,770	539,130	8,464,338	0
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	184,176	1,260	15,504	169,932	8,330,059	0
Wells Fargo Advantage Small Cap Value Fund Institutional Class	95,232	5,339	3,799	96,772	3,378,298	0
					$23,567,923	$0
WealthBuilder Tactical Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	464,763	36,503	41,101	460,165	$10,261,690	$0
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,323,581	152,717	91,599	1,384,699	21,739,781	0
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	422,618	51,886	35,625	438,879	21,513,863	0
Wells Fargo Advantage Small Cap Value Fund Institutional Class	428,042	34,616	16,208	446,450	15,585,565	0
					$69,100,899	$0

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2014, the Portfolios entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2014, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2014	Unrealized gains (losses)
WealthBuilder Conservative Allocation Portfolio	12-18-2014	Goldman Sachs	27 Long	S&P 500 Index	$13,947,525	$1,084,541
	3-20-2015	Goldman Sachs	98 Short	U.S. Treasury Bonds	13,977,250	(202,331)
WealthBuilder Moderate Balanced Portfolio	12-18-2014	Goldman Sachs	85 Long	S&P 500 Index	43,908,875	3,442,835
	3-20-2015	Goldman Sachs	307 Short	U.S. Treasury Bonds	43,785,875	(633,833)
WealthBuilder Growth Balanced Portfolio	12-18-2014	Goldman Sachs	93 Long	S&P 500 Index	48,041,475	3,637,792
	3-20-2015	Goldman Sachs	336 Short	U.S. Treasury Bonds	47,922,000	(693,706)
WealthBuilder Growth Allocation Portfolio	12-18-2014	Goldman Sachs	40 Long	S&P 500 Index	20,663,000	1,525,187
	3-20-2015	Goldman Sachs	146 Short	U.S. Treasury Bonds	20,823,250	(301,432)

The Portfolios had average notional amounts in futures contracts outstanding during the six months ended November 30, 2014 as follows:

	Long contracts	Short contracts
WealthBuilder Conservative Allocation Portfolio	$14,866,818	$14,782,361
WealthBuilder Moderate Balanced Portfolio	47,055,597	49,136,528
WealthBuilder Growth Balanced Portfolio	51,644,743	54,572,417
WealthBuilder Growth Allocation Portfolio	22,565,863	24,220,978

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	47

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$40,500	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	61,250	*
		$0		$101,750

*	Only the current day’s variation margin as of November 30, 2014 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2014 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(518,227)	$(115,060)
Equity contracts	1,422,979	471,551
	$904,752	$356,491

The fair value of derivative instruments as of November 30, 2014 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$191,875	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	127,500	*
		$0		$319,375

*	Only the current day’s variation margin as of November 30, 2014 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2014 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(1,585,442)	$(373,683)
Equity contracts	4,274,070	1,603,865
	$2,688,628	$1,230,182

48	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

The fair value of derivative instruments as of November 30, 2014 was as follows for WealthBuilder Growth Balanced Portfolio:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$210,000	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	139,500	*
		$0		$349,500

*	Only the current day’s variation margin as of November 30, 2014 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2014 was as follows for WealthBuilder Growth Balanced Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(1,730,787)	$(413,602)
Equity contracts	4,592,773	1,655,791
	$2,861,986	$1,242,189

The fair value of derivative instruments as of November 30, 2014 was as follows for WealthBuilder Growth Allocation Portfolio:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$91,250	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	60,000	*
		$0		$151,250

*	Only the current day’s variation margin as of November 30, 2014 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2014 was as follows for WealthBuilder Growth Allocation Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(752,379)	$(181,746)
Equity contracts	1,981,399	687,434
	$1,229,020	$505,688

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded

Notes to financial statements (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	49

derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting arrangements	Collateral pledged[1]	Net amount of liabilites
WealthBuilder Conservative Allocation Portfolio	Futures – variation margin	Goldman Sachs	$101,750	$0	$(101,750)	$0
WealthBuilder Moderate Balanced Portfolio	Futures – variation margin	Goldman Sachs	319,375	0	(319,375)	0
WealthBuilder Growth Balanced Portfolio	Futures – variation margin	Goldman Sachs	349,500	0	(349,500)	0
WealthBuilder Growth Allocation Portfolio	Futures – variation margin	Goldman Sachs	151,250	0	(151,250)	0
1.	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Portfolios are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating Portfolio. For the six months ended November 30, 2014, the Portfolios paid the following amounts in commitment fees:

Commitment fee
WealthBuilder Conservative Allocation Portfolio	$323
WealthBuilder Moderate Balanced Portfolio	485
WealthBuilder Growth Balanced Portfolio	697
WealthBuilder Growth Allocation Portfolio	300
WealthBuilder Equity Portfolio	103
WealthBuilder Tactical Equity Portfolio	314

During the six months ended November 30, 2014, the Portfolios had the following borrowing activity:

	Average borrowings outstanding (annualized)	Average interest rate (annualized)	Interest paid
WealthBuilder Conservative Allocation Portfolio	$32,555	1.37%	$446
WealthBuilder Tactical Equity Portfolio	17,810	1.37%	244

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

50	Wells Fargo Advantage WealthBuilder Portfolios	Notes to financial statements (unaudited)

10. SUBSEQUENT DISTRIBUTIONS

On December 9, 2014, the Portfolios declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 8, 2014. The per share amounts payable on December 10, 2014 were as follows:

	Short-term capital gains	Long-term capital gains
WealthBuilder Conservative Allocation Portfolio	$0.07319	$0.16600
WealthBuilder Moderate Balanced Portfolio	0.04987	0.31481
WealthBuilder Growth Balanced Portfolio	0.00000	0.48234
WealthBuilder Growth Allocation Portfolio	0.00000	0.61409

On December 30, 2014, the Portfolios declared distributions from net investment income to shareholders of record on December 29, 2014. The per share amounts payable on December 31, 2014 were as follows:

Net investment income
WealthBuilder Conservative Allocation Portfolio	$0.03160
WealthBuilder Moderate Balanced Portfolio	0.06575
WealthBuilder Growth Balanced Portfolio	0.10440
WealthBuilder Growth Allocation Portfolio	0.12419

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Portfolio.

Other information (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	51

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Portfolio are publicly available on the Portfolio’s website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for each Portfolio is publicly available on the website on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

52	Wells Fargo Advantage WealthBuilder Portfolios	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization,
		since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	53

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. retired as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

54	Wells Fargo Advantage WealthBuilder Portfolios	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

229723 01-15 SWBP/SAR102 11-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	January 27, 2015

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	January 27, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	January 27, 2015